UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-05518
                                                     ---------

                               THE RBB FUND, INC.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                     Edward J. Roach, President & Treasurer
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 302-791-1112
                                                            ------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 29, 2008
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


          =============================================================



                                   THE BEDFORD
                                     CLASS


                                       OF
                               THE RBB FUND, INC.
                                  MONEY MARKET
                                   PORTFOLIO


                               SEMI-ANNUAL REPORT
                                FEBRUARY 29, 2008
                                   (UNAUDITED)









          This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

          =============================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2007 through February 29, 2008 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                                  -----------------------------------------------------------
                                                      BEGINNING             ENDING              EXPENSES PAID
                                                    ACCOUNT VALUE        ACCOUNT VALUE             DURING
                                                  SEPTEMBER 1, 2007    FEBRUARY 29, 2008           PERIOD*
                                                  -----------------    -----------------        -------------
         Actual                                       $1,000.00            $1,020.60                $4.53
         Hypothetical (5% return before expenses)      1,000.00             1,020.32                 4.54

                                                         MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                                  -----------------------------------------------------------
                                                      BEGINNING             ENDING              EXPENSES PAID
                                                    ACCOUNT VALUE        ACCOUNT VALUE             DURING
                                                  SEPTEMBER 1, 2007    FEBRUARY 29, 2008           PERIOD*
                                                  -----------------    -----------------        -------------
         Actual                                       $1,000.00            $1,023.40                $1.66
         Hypothetical (5% return before expenses)      1,000.00             1,023.20                 1.66

* Expenses are equal to the Portfolio's annualized expense ratio of 0.90% for the Bedford Class shares and 0.33% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Portfolio's ending account value on the first line in each table is based on the actual six-month total return of 2.06% for the Bedford Class shares and 2.34% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


        SECURITY                                 % OF NET            FAIR
          TYPE                                    ASSETS            VALUE
        --------                                 --------        ------------
Short Term Investments:
   Commercial Paper...........................    47.4%          $151,695,231
   Certificates of Deposit....................    36.2            115,681,251
   Variable Rate Obligations..................     7.7             24,474,667
   Agency Obligations.........................     4.3             13,770,129
   Repurchase Agreements......................     3.1              9,906,000
   Master Notes...............................     1.2              4,000,000
   Other Assets In Excess of Liabilities......     0.1                226,228
                                                 -----           ------------
NET ASSETS -- 100.0% .........................   100.0%          $319,753,506
                                                 =====           ============


Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                         PAR           FAIR
                                                        (000)          VALUE
                                                       -------     ------------
CERTIFICATES OF DEPOSIT--36.2%
DOMESTIC CERTIFICATES OF DEPOSIT--8.9%
American Express Centurion Bank
   3.090%, 03/24/08 ...............................    $ 2,000     $  2,000,000
Branch Banking and Trust Co.
   2.960%, 03/10/08 ...............................      5,000        5,000,000
Chase Bank USA
   4.700%, 05/07/08 ...............................      2,765        2,765,000
State Street Bank and Trust Co.
   4.890%, 03/17/08 ...............................      8,500        8,500,000
Wells Fargo Bank NA
   2.950%, 03/04/08 ...............................     10,000       10,000,000
                                                                   ------------
                                                                     28,265,000
                                                                   ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--27.3%
Banco Bilbao Vizcaya Argentina S.A.,
   New York(a)
   5.065%, 04/02/08 ...............................        935          935,004
Bank of Montreal, Chicago(a)
   5.100%, 04/01/08 ...............................        910          910,000
   4.870%, 06/02/08 ...............................        750          750,000
Bank of Scotland PLC, New York(a)
   3.270%, 03/25/08 ...............................      4,000        4,000,000
Banque Nationale de Paris, New York(a)
   4.940%, 03/19/08 ...............................      7,000        7,000,000
   4.800%, 06/05/08 ...............................      3,155        3,155,000
Barclays Bank PLC(a)
   4.400%, 04/08/08 ...............................     10,000       10,000,000
Canadian Imperial Bank of
   Commerce, New York(a)
   5.090%, 04/01/08 ...............................      2,585        2,585,000
   4.870%, 06/10/08 ...............................      2,295        2,295,000
Deutsche Bank AG, New York(a)
   5.385%, 03/11/08 ...............................      2,600        2,600,000
Lloyds Tsb Bank PLC, New York(a)
   3.060%, 03/25/08 ...............................     10,000       10,000,000
Natixis, New York(a)
   5.420%, 07/10/08 ...............................        775          776,046
Nordea Bank Finland PLC, New York(a)
   4.910%, 06/23/08 ...............................        835          835,025
   4.820%, 10/17/08 ...............................      2,820        2,820,172
Rabobank Nederland NV, New York(a)
   3.070%, 03/03/08 ...............................      5,000        5,000,000
Svenska Handelsbanken, New York(a)
   4.140%, 03/17/08 ...............................      1,500        1,500,000
   3.020%, 04/28/08 ...............................     10,000       10,000,000


                                                         PAR           FAIR
                                                        (000)          VALUE
                                                       -------     ------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Toronto Dominion Bank, New York(a)
   5.000%, 03/25/08 ...............................    $ 5,000     $  5,000,000
   5.050%, 03/25/08 ...............................      5,000        5,000,000
   4.860%, 05/30/08 ...............................        300          300,000
   4.850%, 06/06/08 ...............................      2,265        2,265,000
UBS AG, Stamford(a)
   5.050%, 03/20/08 ...............................      2,500        2,500,000
   4.895%, 06/04/08 ...............................        755          755,000
Unicredito Italiano, New York(a)
   5.385%, 03/20/08 ...............................      1,435        1,435,004
   5.015%, 03/27/08 ...............................      5,000        5,000,000
                                                                   ------------
                                                                     87,416,251
                                                                   ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (COST $115,681,251) ........................                 115,681,251
                                                                   ------------
COMMERCIAL PAPER--47.4%
ASSET BACKED SECURITIES--23.0%
Amstel Funding Corp.
   5.650%, 03/11/08 ...............................      2,000        1,996,861
Atlantis One Funding Corp.
   4.580%, 04/02/08 ...............................      5,000        4,979,644
CAFCO LLC
   4.950%, 03/14/08 ...............................     10,000        9,982,125
   3.030%, 05/01/08 ...............................      3,500        3,482,030
Ciesco LLC
   3.050%, 05/02/08 ...............................      8,500        8,455,351
Falcon Asset Securitization Company LLC
   3.170%, 04/24/08 ...............................      7,000        6,966,715
   3.080%, 05/20/08 ...............................      3,000        2,979,467
Govco LLC
   3.850%, 04/14/08 ...............................      5,000        4,976,472
Park Avenue Receivables Corp.
   3.150%, 04/22/08 ...............................     10,000        9,954,500
Ranger Funding Company LLC
   3.950%, 04/18/08 ...............................      5,000        4,973,667
Windmill Funding Corp.
   3.210%, 04/21/08 ...............................      3,000        2,986,358
Yorktown Capital LLC
   3.820%, 04/11/08 ...............................      5,000        4,978,247
   3.250%, 04/21/08 ...............................      7,000        6,967,771
                                                                   ------------
                                                                     73,679,208
                                                                   ------------

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                         PAR           FAIR
                                                        (000)          VALUE
                                                       -------     ------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--17.4%
Banco Santander Puerto Rico(b)
   3.850%, 04/15/08 ...............................    $ 5,000     $  4,975,938
Bank of America Corp.
   2.980%, 05/07/08 ...............................      5,000        4,972,269
   4.690%, 05/27/08 ...............................      1,000          988,666
   3.673%, 06/12/08 ...............................      1,515        1,499,079
   2.840%, 07/07/08 ...............................      1,000          989,902
   3.800%, 07/11/08 ...............................      2,040        2,011,576
Danske Corp.(b)
   3.130%, 03/31/08 ...............................      5,000        4,986,958
   3.500%, 04/18/08 ...............................      6,512        6,481,611
Dexia Delaware LLC(b)
   4.920%, 03/19/08 ...............................      6,000        5,985,240
ING US Funding LLC(b)
   3.010%, 05/06/08 ...............................      3,000        2,983,445
JPMorgan Chase & Co.
   2.860%, 07/07/08 ...............................      4,000        3,959,324
Raiffeisen Zentralbank Osterreich AG(b)
   4.560%, 04/07/08 ...............................      5,000        4,976,567
   3.200%, 04/23/08 ...............................      4,000        3,981,156
Royal Bank of Scotland PLC(b)
   4.790%, 06/04/08 ...............................      2,790        2,754,734
Societe Generale North America, Inc.(b)
   4.060%, 04/11/08 ...............................      3,000        2,986,128
Unicredito Italiano Banks Ireland PLC(b)
   5.245%, 03/20/08 ...............................      1,200        1,196,678
                                                                   ------------
                                                                     55,729,271
                                                                   ------------
FINANCE SERVICES--5.4%
Citigroup Funding, Inc.
   4.730%, 05/02/08 ...............................      1,160        1,150,550
General Electric Capital Corp.
   4.780%, 03/17/08 ...............................      5,000        4,989,378
   3.830%, 07/10/08 ...............................      1,700        1,676,307
UBS Finance Delaware LLC
   5.250%, 03/18/08 ...............................      9,500        9,476,448
                                                                   ------------
                                                                     17,292,683
                                                                   ------------


                                                         PAR           FAIR
                                                        (000)          VALUE
                                                       -------     ------------
COMMERCIAL PAPER--(CONTINUED)
LIFE INSURANCE--1.6%
Prudential Funding LLC
   2.970%, 03/12/08 ...............................    $ 3,000     $  2,997,278
   3.040%, 03/20/08 ...............................      2,000        1,996,791
                                                                   ------------
                                                                      4,994,069
                                                                   ------------
     TOTAL COMMERCIAL PAPER
       (COST $151,695,231) ........................                 151,695,231
                                                                   ------------
VARIABLE RATE OBLIGATIONS--7.7%
ASSET BACKED SECURITIES--0.4%
Cullinan Finance Corp.(c)(d)(e)
   3.115%, 06/25/08 ...............................      1,115        1,114,965
                                                                   ------------
BANKS--5.7%
Bank of Montreal Chicago(a)(c)
   3.196%, 11/10/08 ...............................      2,425        2,425,000
Bank of Nova Scotia, New York(a)(c)
   3.089%, 07/03/08 ...............................      2,200        2,199,702
Deutsche Bank AG, New York(a)(c)
   4.753%, 01/21/09 ...............................      2,135        2,135,000
HBOS Treasury Services PLC(b)(c)(d)
   4.954%, 06/24/08 ...............................      8,000        8,000,000
Wachovia Bank NA(c)
   4.753%, 02/04/09 ...............................      1,600        1,600,000
Westpac Banking Corp.(c)(d)
   5.201%, 10/10/08 ...............................      2,000        2,000,000
                                                                   ------------
                                                                     18,359,702
                                                                   ------------
LIFE INSURANCE--1.6%
MetLife Global Funding I(c)(d)
   3.235%, 04/28/08 ...............................      5,000        5,000,000
                                                                   ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (COST $24,474,667) .........................                  24,474,667
                                                                   ------------
AGENCY OBLIGATIONS--4.3%
Federal Home Loan Bank
   2.560%, 02/13/09 ...............................      2,260        2,260,000
   4.746%, 03/20/09(c) ............................      1,605        1,606,575
   3.064%, 08/13/09(c) ............................      1,600        1,600,000
   3.146%, 08/14/09(c) ............................      2,495        2,494,637



                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                         PAR           FAIR
                                                        (000)          VALUE
                                                       -------     ------------
AGENCY OBLIGATIONS--(CONTINUED)
Federal Home Loan Bank Discount Note
   2.500%, 08/06/08 ...............................    $ 2,160     $  2,136,300
Federal Home Loan Mortgage Corp.
   Discount Note
   2.500%, 08/18/08 ...............................        725          716,441
Federal National Mortgage Assoc.
   Discount Note
   2.495%, 08/20/08 ...............................        670          662,013
   2.490%, 09/08/08 ...............................      1,440        1,420,977
   2.490%, 09/10/08 ...............................        885          873,186
                                                                   ------------
     TOTAL AGENCY OBLIGATIONS
       (COST $13,770,129) .........................                  13,770,129
                                                                   ------------
MASTER NOTES--1.2%
Bank of America Securities LLC(c)
   3.205%, 01/22/09 ...............................      4,000        4,000,000
                                                                   ------------
     TOTAL MASTER NOTES
       (COST $4,000,000) ..........................                   4,000,000
                                                                   ------------
REPURCHASE AGREEMENTS--3.1%
Deutsche Bank Securities, Inc.
   (Tri-Party Agreement dated 02/29/08
   to be repurchased at $9,908,559,
   collateralized by $9,969,000 par
   value, Federal Home Loan Mortgage
   Corp., 5.52%, due 06/30/10;
   $53,000 par value, Federal National
   Mortgage Association, 4.40%,
   due 04/07/08; Market Value of
   the collateral is $10,203,608)
   3.100%, 03/03/08 ...............................      9,906        9,906,000
                                                                   ------------
     TOTAL REPURCHASE AGREEMENTS
       (COST $9,906,000) ..........................                   9,906,000
                                                                   ------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (COST $319,527,278*) ...........................                 319,527,278
                                                                   ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES --0.1% .............................                     226,228
                                                                   ------------


                                                                       FAIR
                                                                       VALUE
                                                                   ------------
NET ASSETS (APPLICABLE TO
   303,339,276 BEDFORD SHARES
   AND 16,412,790 SANSOM
   STREET SHARES)--100.0% .........................                $319,753,506
                                                                   ============

*   Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) U.S. dollar denominated security issued by foreign domiciled entity.

(c) Variable Rate Obligations -- The interest rate shown is the rate as of February 29, 2008 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

(e) Security is illiquid.





                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


ASSETS
Investments, at fair value (cost $309,621,278)................     $309,621,278
Repurchase agreements at cost.................................        9,906,000
Cash..........................................................              933
Interest receivable...........................................        1,274,540
Prepaid expenses and other assets.............................           26,623
                                                                   ------------
       Total assets...........................................      320,829,374
                                                                   ------------

LIABILITIES
Payables for:
   Dividends..................................................          812,485
   Distribution fees..........................................          136,685
   Advisory fees..............................................           57,745
   Custodian fees.............................................           20,520
   Directors' and officer's fees..............................            9,625
   Transfer agent fees........................................            6,320
   Administration and accounting fees.........................            4,636
   Service organization fees..................................              162
Accrued expenses and other liabilities........................           27,690
                                                                   ------------
       Total liabilities......................................        1,075,868
                                                                   ------------
NET ASSETS....................................................     $319,753,506
                                                                   ============

NET ASSETS CONSISTED OF:
Paid-in capital...............................................     $319,752,065
Undistributed net investment income...........................              831
Accumulated net realized gain from investments................              610
                                                                   ------------
NET ASSETS....................................................     $319,753,506
                                                                   ============
NET ASSET VALUE, Offering and Redemption Price Per
Bedford Share ($303,342,345/303,339,276)......................            $1.00
                                                                          =====
NET ASSET VALUE, Offering and Redemption Price Per
Sansom Street Share ($16,411,161/16,412,790)..................            $1.00
                                                                          =====





                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008
                                   (UNAUDITED)


Investment Income
   Interest...................................................      $6,731,268
                                                                    ----------
Expenses
   Distribution fees(1).......................................         820,493
   Investment advisory and administration fees................         603,582
   Custodian fees.............................................          37,570
   Professional fees..........................................          28,508
   Directors' and officer's fees..............................          27,039
   Printing and shareholder reporting fees....................          26,389
   Registration and filing fees...............................          26,322
   Regulatory administration fees.............................          17,894
   Transfer agent fees........................................          10,295
   Insurance fees.............................................           8,560
   Service organization fees (Sansom Class)...................             500
   Other expenses.............................................          15,636
                                                                    ----------
       Total expenses.........................................       1,622,788
   Less fees waived...........................................        (456,613)
                                                                    ----------
       Net total expenses.....................................       1,166,175
                                                                    ----------
Net investment income.........................................       5,565,093
Realized gain on investments..................................           8,104
                                                                    ----------
Net increase in net assets resulting from operations..........      $5,573,197
                                                                    ==========

(1) See Note 2 in Notes to Financial Statements.





                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                      FOR THE
                                                                  SIX MONTHS ENDED       FOR THE
                                                                  FEBRUARY 29, 2008    YEAR ENDED
                                                                     (UNAUDITED)     AUGUST 31, 2007
                                                                  -----------------  ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income........................................     $  5,565,093      $  9,566,330
  Net realized gain (loss) on investments......................            8,104            (1,885)
                                                                    ------------      ------------
  Net increase in net assets resulting from operations.........        5,573,197         9,564,445
                                                                    ------------      ------------
Dividends to shareholders from Net investment income:
    Bedford shares.............................................       (5,127,619)       (8,491,001)
    Sansom Street shares.......................................         (437,474)       (1,075,329)
                                                                    ------------      ------------
    Total dividends to shareholders............................       (5,565,093)       (9,566,330)
                                                                    ------------      ------------
Net capital share transactions (See Note 3)....................       85,479,665        68,085,811
                                                                    ------------      ------------
Total increase in net assets ..................................       85,487,769        68,083,926
Net Assets:
  Beginning of period .........................................      234,265,737       166,181,811
                                                                    ------------      ------------
  End of period ...............................................     $319,753,506      $234,265,737
                                                                    ============      ============
  Undistributed net investment income, end of period...........     $        831      $        831
                                                                    ============      ============






                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             THE BEDFORD CLASS
                                          ------------------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS        FOR THE        FOR THE         FOR THE          FOR THE        FOR THE
                                             ENDED            YEAR           YEAR            YEAR             YEAR           YEAR
                                          FEBRUARY 29,        ENDED          ENDED           ENDED            ENDED          ENDED
                                             2008          AUGUST 31,     AUGUST 31,      AUGUST 31,       AUGUST 31,     AUGUST 31,
                                          (UNAUDITED)         2007           2006            2005             2004           2003
                                          ------------     ----------     ----------      -----------     -----------     ----------
Net asset value, beginning of period ...    $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            --------        --------       --------        --------         --------       --------
Income from investment operations:
   Net investment income ...............      0.0204          0.0447         0.0388          0.0162           0.0025         0.0046
   Net gains on securities .............          --(b)           --(b)          --(b)           --(b)            --(b)      0.0005
                                            --------        --------       --------        --------         --------       --------
     Total net income from investment
       operations...................          0.0204          0.0447         0.0388          0.0162           0.0025         0.0051
                                            --------        --------       --------        --------         --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income) ...........................     (0.0204)        (0.0447)       (0.0388)        (0.0162)         (0.0025)       (0.0046)
   Distributions (from capital gains) ..          --              --             --              --               --        (0.0005)
                                            --------        --------       --------        --------         --------       --------
     Total dividends and distributions .     (0.0204)        (0.0447)       (0.0388)        (0.0162)         (0.0025)       (0.0051)
                                            --------        --------       --------        --------         --------       --------
Net asset value, end of period .........    $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            ========        ========       ========        ========         ========       ========
     Total Return ......................       2.06%           4.56%          3.95%           1.63%            0.25%          0.53%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) ...................    $303,342        $218,914       $150,657        $109,495         $ 72,001       $ 80,406
   Ratios of expenses to average
     net assets(a) .....................       0.90%(c)        0.90%          0.85%           0.97%            0.94%          0.98%
   Ratios of net investment income
     to average net assets .............       4.07%(c)        4.47%          3.81%           1.68%            0.24%          0.46%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.24% for the six months ended February 29, 2008 and 1.29%,1.34%, 1.23%, 1.34% and 1.30% for the years ended August 31, 2007, 2006, 2005, 2004 and 2003, respectively.

(b) Amount is less than ($0.0005) per share.

(c) Annualized.






                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONCLUDED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                          THE SANSOM STREET CLASS
                                          ------------------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS        FOR THE        FOR THE         FOR THE          FOR THE        FOR THE
                                             ENDED            YEAR           YEAR            YEAR             YEAR           YEAR
                                          FEBRUARY 29,        ENDED          ENDED           ENDED            ENDED          ENDED
                                             2008          AUGUST 31,     AUGUST 31,      AUGUST 31,       AUGUST 31,     AUGUST 31,
                                          (UNAUDITED)         2007           2006            2005             2004           2003
                                          ------------     ----------     ----------      -----------     -----------     ----------
Net asset value, beginning of period ...    $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            --------        --------       --------        --------         --------       --------
Income from investment operations:
   Net investment income ...............      0.0232          0.0502         0.0434          0.0239           0.0100         0.0114
   Net gains on securities .............          --(b)           --(b)          --(b)           --(b)            --(b)      0.0005
                                            --------        --------       --------        --------         --------       --------
     Total net income from investment
       operations ......................      0.0232          0.0502         0.0434          0.0239           0.0100         0.0119
                                            --------        --------       --------        --------         --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income) ...........................     (0.0232)        (0.0502)       (0.0434)        (0.0239)         (0.0100)       (0.0114)
   Distributions (from capital gains) ..          --              --             --              --               --        (0.0005)
                                            --------        --------       --------        --------         --------       --------
     Total dividends and distributions .     (0.0232)        (0.0502)       (0.0434)        (0.0239)         (0.0100)       (0.0119)
                                            --------        --------       --------        --------         --------       --------
Net asset value, end of period .........    $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            ========        ========       ========        ========         ========       ========
     Total Return ......................       2.34%           5.14%          4.42%           2.41%            1.00%          1.21%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) ...................    $ 16,411        $ 15,352       $ 15,525        $ 87,304         $141,372       $198,373
   Ratios of expenses to average
     net assets(a) .....................       0.33%(c)        0.35%          0.26%           0.20%            0.20%          0.30%
   Ratios of net investment income to
     average net assets ................       4.55%(c)        5.02%          4.25%           2.39%            0.98%          1.14%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.61% for the six months ended February 29, 2008 and 0.69%, 0.67%, 0.67%, 0.59% and 0.57% for the
    years ended August 31, 2007, 2006, 2005, 2004 and 2003, respectively.

(b) Amount is less than ($0.0005) per share.

(c) Annualized.




                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion shares are currently classified into one hundred and twenty classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed-upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                  ANNUAL RATE
                 ----------------------------------------------
                 0.45% of first $250 million of net assets;
                 0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2008, advisory fees and waivers for the investment portfolio were as follows:

                      GROSS                                     NET
                    ADVISORY                                 ADVISORY
                       FEE                WAIVER               FEE
                    --------            ----------           --------
                    $603,582            $(393,702)           $209,880

     As of February 29, 2008, the Portfolio owed BIMC $57,745 in advisory fees.

     BIMC may voluntarily waive and/or reimburse a portion of its fees. PFPC may also voluntarily waive a portion of its fees and/or reimburse expenses.

     The Portfolio will not pay BIMC or PFPC at a later time for any amounts waived or assumed.

     For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets. The Portfolio's portion of this fee for the six months ended February 29, 2008 was $17,894.

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For providing transfer agent services, PFPC is entitled to receive fees from the Portfolio. PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 29, 2008, transfer agency fees for the Portfolio were $10,295.

     PFPC Trust Company provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                                   ANNUAL RATE
               -------------------------------------------------
               0.025% of first $50 million of gross assets;
               0.020% of next $50 million of gross assets;
               0.015% of gross assets in excess of $100 million.

     The Portfolio, on behalf of each class of shares of the Portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Portfolio has entered into a Distribution Agreement with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. Effective December 31, 2007, the Plan was terminated with respect to the Sansom Street Class. For the six months ended February 29, 2008, distribution fees paid to PFPC Distributors for each class were as follows:

                                           GROSS                                     NET
                                       DISTRIBUTION                             DISTRIBUTION
                                            FEE                WAIVER                FEE
                                       ------------          ---------          ------------
     Bedford Class                        $817,844           $(62,911)            $754,933
     Sansom Street Class                     2,649                 --                2,649
                                          --------           --------             ---------
     Total Money Market Portfolio         $820,493           $(62,911)            $757,582
                                          ========           ========             =========

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 29, 2008, service organization fees were $500 for the Portfolio.

     As of February 29, 2008, the Portfolio owed PFPC and its affiliates $168,161 for their services.

3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                BEDFORD CLASS
                                                    ------------------------------------
                                                         FOR THE
                                                    SIX MONTHS ENDED         FOR THE
                                                    FEBRUARY 29, 2008      YEAR ENDED
                                                       (UNAUDITED)       AUGUST 31, 2007
                                                    -----------------    ---------------
                                                          VALUE               VALUE
                                                    -----------------    ---------------
     Shares sold                                     $  353,526,258      $  540,563,896
     Shares issued on reinvestment of dividends           4,698,705           8,204,137
     Shares repurchased                                (273,803,995)       (480,513,295)
                                                     --------------      --------------
     Net Increase                                    $   84,420,968      $   68,254,738
                                                     --------------      --------------
     Bedford Shares authorized                        1,500,000,000       1,500,000,000
                                                     ==============      ==============

                                                             SANSOM STREET CLASS
                                                    ------------------------------------
                                                         FOR THE
                                                    SIX MONTHS ENDED         FOR THE
                                                    FEBRUARY 29, 2008      YEAR ENDED
                                                       (UNAUDITED)       AUGUST 31, 2007
                                                    -----------------    ---------------
                                                          VALUE               VALUE
                                                    -----------------    ---------------
     Shares sold                                     $   74,474,753      $  207,692,244
     Shares issued on reinvestment of dividends              60,914             136,709
     Shares repurchased                                 (73,476,970)       (207,997,880)
                                                     --------------      --------------
     Net Increase/Decrease                           $    1,058,697      $     (168,927)
                                                     --------------      --------------
     Sansom Street Shares authorized                  1,500,000,000       1,500,000,000
                                                     ==============      ==============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


4. FEDERAL INCOME TAX INFORMATION

     The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2007, the Portfolio had capital loss carryforwards of $5,533 of which $3,587 will expire on August 31, 2013, $917 will expire on August 31, 2014 and $1,029 will expire on August 31, 2015.

5. NEW ACCOUNTING PRONOUNCEMENTS

     Effective February 29, 2008, the Portfolio adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefits or expenses.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Although we are still in the process of evaluating the impact, if any, of SFAS 157 on the Portfolio, management believes that there will be no material impact on the Portfolio's financial statements other than enhanced disclosures.

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                   (800) 888-9723
     Sansom Street             (888) 261-4073


QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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

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

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

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

================================================================================


                                   THE SANSOM
                                     STREET
                                      CLASS


                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO

                               Semi-Annual Report
                                February 29, 2008
                                   (Unaudited)




This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)



As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2007 through February 29, 2008 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                      MONEY MARKET PORTFOLIO - BEDFORD CLASS
-----------------------------------------------------------------------------------------------------------------
                                                         BEGINNING                 ENDING           EXPENSES PAID
                                                       ACCOUNT VALUE            ACCOUNT VALUE           DURING
                                                     SEPTEMBER 1, 2007        FEBRUARY 29, 2008         PERIOD*
                                                     -----------------        -----------------     -------------
         Actual                                          $1,000.00                $1,020.60             $4.53
         Hypothetical (5% return before expenses)         1,000.00                 1,020.32              4.54



                                   MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
-----------------------------------------------------------------------------------------------------------------
                                                         BEGINNING                 ENDING           EXPENSES PAID
                                                       ACCOUNT VALUE            ACCOUNT VALUE           DURING
                                                     SEPTEMBER 1, 2007        FEBRUARY 29, 2008         PERIOD*
                                                     -----------------        -----------------     -------------
         Actual                                          $1,000.00                $1,023.40             $1.66
         Hypothetical (5% return before expenses)         1,000.00                 1,023.20              1.66

* Expenses are equal to the Portfolio's  annualized expense ratio of 0.90% for the Bedford Class shares and 0.33%
  for the Sansom Street Class  shares,  which  includes  waived fees or  reimbursed  expenses,  multiplied by the average  account  value over the  period,  multiplied  by the number of days  (182) in the most  recent  fiscal half-year, then divided by 366 to reflect the one-half year period. The Portfolio's ending account value on the first line in each table is based on the actual  six-month  total return of 2.06% for the Bedford  Class shares and 2.34% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


        SECURITY                                                                     % OF NET            FAIR
          TYPE                                                                        ASSETS             VALUE
        --------                                                                     --------        ------------
Short Term Investments:
  Commercial Paper..............................................................       47.4%         $151,695,231
  Certificates of Deposit.......................................................       36.2           115,681,251
  Variable Rate Obligations.....................................................        7.7            24,474,667
  Agency Obligations............................................................        4.3            13,770,129
  Repurchase Agreements.........................................................        3.1             9,906,000
  Master Notes..................................................................        1.2             4,000,000
  Other Assets In Excess of Liabilities.........................................        0.1               226,228
                                                                                      -----          ------------
NET ASSETS -- 100.0%..............                                                    100.0%         $319,753,506
                                                                                      =====          ============

Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                     PAR            FAIR
                                                    (000)           VALUE
                                                   -------      ------------
CERTIFICATES OF DEPOSIT--36.2%
DOMESTIC CERTIFICATES OF DEPOSIT--8.9%
American Express Centurion Bank
   3.090%, 03/24/08 ..........................     $ 2,000      $  2,000,000
Branch Banking and Trust Co.
   2.960%, 03/10/08 ..........................       5,000         5,000,000
Chase Bank USA
   4.700%, 05/07/08 ..........................       2,765         2,765,000
State Street Bank and Trust Co.
   4.890%, 03/17/08 ..........................       8,500         8,500,000
Wells Fargo Bank NA
   2.950%, 03/04/08 ..........................      10,000        10,000,000
                                                                ------------
                                                                  28,265,000
                                                                ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--27.3%
Banco Bilbao Vizcaya Argentina S.A.,
   New York(a)
   5.065%, 04/02/08 ..........................         935           935,004
Bank of Montreal, Chicago(a)
   5.100%, 04/01/08 ..........................         910           910,000
   4.870%, 06/02/08 ..........................         750           750,000
Bank of Scotland PLC, New York(a)
   3.270%, 03/25/08 ..........................       4,000         4,000,000
Banque Nationale de Paris, New York(a)
   4.940%, 03/19/08 ..........................       7,000         7,000,000
   4.800%, 06/05/08 ..........................       3,155         3,155,000
Barclays Bank PLC(a)
   4.400%, 04/08/08 ..........................      10,000        10,000,000
Canadian Imperial Bank of
   Commerce, New York(a)
   5.090%, 04/01/08 ..........................       2,585         2,585,000
   4.870%, 06/10/08 ..........................       2,295         2,295,000
Deutsche Bank AG, New York(a)
   5.385%, 03/11/08 ..........................       2,600         2,600,000
Lloyds Tsb Bank PLC, New York(a)
   3.060%, 03/25/08 ..........................      10,000        10,000,000
Natixis, New York(a)
   5.420%, 07/10/08 ..........................         775           776,046
Nordea Bank Finland PLC, New York(a)
   4.910%, 06/23/08 ..........................         835           835,025
   4.820%, 10/17/08 ..........................       2,820         2,820,172
Rabobank Nederland NV, New York(a)
   3.070%, 03/03/08 ..........................       5,000         5,000,000
Svenska Handelsbanken, New York(a)
   4.140%, 03/17/08 ..........................       1,500         1,500,000
   3.020%, 04/28/08 ..........................      10,000        10,000,000


                                                     PAR            FAIR
                                                    (000)           VALUE
                                                   -------      ------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Toronto Dominion Bank, New York(a)
   5.000%, 03/25/08 ..........................     $ 5,000      $  5,000,000
   5.050%, 03/25/08 ..........................       5,000         5,000,000
   4.860%, 05/30/08 ..........................         300           300,000
   4.850%, 06/06/08 ..........................       2,265         2,265,000
UBS AG, Stamford(a)
   5.050%, 03/20/08 ..........................       2,500         2,500,000
   4.895%, 06/04/08 ..........................         755           755,000
Unicredito Italiano, New York(a)
   5.385%, 03/20/08 ..........................       1,435         1,435,004
   5.015%, 03/27/08 ..........................       5,000         5,000,000
                                                                ------------
                                                                  87,416,251
                                                                ------------
  TOTAL CERTIFICATES OF DEPOSIT
    (COST $115,681,251).......................                   115,681,251
                                                                ------------
COMMERCIAL PAPER--47.4%
ASSET BACKED SECURITIES--23.0%
Amstel Funding Corp.
   5.650%, 03/11/08 ..........................       2,000         1,996,861
Atlantis One Funding Corp.
   4.580%, 04/02/08 ..........................       5,000         4,979,644
CAFCO LLC
   4.950%, 03/14/08 ..........................      10,000         9,982,125
   3.030%, 05/01/08 ..........................       3,500         3,482,030
Ciesco LLC
   3.050%, 05/02/08 ..........................       8,500         8,455,351
Falcon Asset Securitization Company LLC
   3.170%, 04/24/08 ..........................       7,000         6,966,715
   3.080%, 05/20/08 ..........................       3,000         2,979,467
Govco LLC
   3.850%, 04/14/08 ..........................       5,000         4,976,472
Park Avenue Receivables Corp.
   3.150%, 04/22/08 ..........................      10,000         9,954,500
Ranger Funding Company LLC
   3.950%, 04/18/08 ..........................       5,000         4,973,667
Windmill Funding Corp.
   3.210%, 04/21/08 ..........................       3,000         2,986,358
Yorktown Capital LLC
   3.820%, 04/11/08 ..........................       5,000         4,978,247
   3.250%, 04/21/08 ..........................       7,000         6,967,771
                                                                ------------
                                                                  73,679,208
                                                                ------------

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                     PAR            FAIR
                                                    (000)           VALUE
                                                   -------      ------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--17.4%
Banco Santander Puerto Rico(b)
   3.850%, 04/15/08 ..........................     $ 5,000      $  4,975,938
Bank of America Corp.
   2.980%, 05/07/08 ..........................       5,000         4,972,269
   4.690%, 05/27/08 ..........................       1,000           988,666
   3.673%, 06/12/08 ..........................       1,515         1,499,079
   2.840%, 07/07/08 ..........................       1,000           989,902
   3.800%, 07/11/08 ..........................       2,040         2,011,576
Danske Corp.(b)
   3.130%, 03/31/08 ..........................       5,000         4,986,958
   3.500%, 04/18/08 ..........................       6,512         6,481,611
Dexia Delaware LLC(b)
   4.920%, 03/19/08 ..........................       6,000         5,985,240
ING US Funding LLC(b)
   3.010%, 05/06/08 ..........................       3,000         2,983,445
JPMorgan Chase & Co.
   2.860%, 07/07/08 ..........................       4,000         3,959,324
Raiffeisen Zentralbank Osterreich AG(b)
   4.560%, 04/07/08 ..........................       5,000         4,976,567
   3.200%, 04/23/08 ..........................       4,000         3,981,156
Royal Bank of Scotland PLC(b)
   4.790%, 06/04/08 ..........................       2,790         2,754,734
Societe Generale North America, Inc.(b)
   4.060%, 04/11/08 ..........................       3,000         2,986,128
Unicredito Italiano Banks Ireland PLC(b)
   5.245%, 03/20/08 ..........................       1,200         1,196,678
                                                                ------------
                                                                  55,729,271
                                                                ------------
FINANCE SERVICES--5.4%
Citigroup Funding, Inc.
   4.730%, 05/02/08 ..........................       1,160         1,150,550
General Electric Capital Corp.
   4.780%, 03/17/08 ..........................       5,000         4,989,378
   3.830%, 07/10/08 ..........................       1,700         1,676,307
UBS Finance Delaware LLC
   5.250%, 03/18/08 ..........................       9,500         9,476,448
                                                                ------------
                                                                  17,292,683
                                                                ------------


                                                     PAR            FAIR
                                                    (000)           VALUE
                                                   -------      ------------
COMMERCIAL PAPER--(CONTINUED)
LIFE INSURANCE--1.6%
Prudential Funding LLC
   2.970%, 03/12/08 ..........................     $ 3,000      $  2,997,278
   3.040%, 03/20/08 ..........................       2,000         1,996,791
                                                                ------------
                                                                   4,994,069
                                                                ------------
  TOTAL COMMERCIAL PAPER
    (COST $151,695,231).......................                   151,695,231
                                                                ------------
VARIABLE RATE OBLIGATIONS--7.7%
ASSET BACKED SECURITIES--0.4%
Cullinan Finance Corp.(c)(d)(e)
   3.115%, 06/25/08 ..........................       1,115         1,114,965
                                                                ------------
BANKS--5.7%
Bank of Montreal Chicago(a)(c)
   3.196%, 11/10/08 ..........................       2,425         2,425,000
Bank of Nova Scotia, New York(a)(c)
   3.089%, 07/03/08 ..........................       2,200         2,199,702
Deutsche Bank AG, New York(a)(c)
   4.753%, 01/21/09 ..........................       2,135         2,135,000
HBOS Treasury Services PLC(b)(c)(d)
   4.954%, 06/24/08 ..........................       8,000         8,000,000
Wachovia Bank NA(c)
   4.753%, 02/04/09 ..........................       1,600         1,600,000
Westpac Banking Corp.(c)(d)
   5.201%, 10/10/08 ..........................       2,000         2,000,000
                                                                ------------
                                                                  18,359,702
                                                                ------------
LIFE INSURANCE--1.6%
MetLife Global Funding I(c)(d)
   3.235%, 04/28/08 ..........................       5,000         5,000,000
                                                                ------------
  TOTAL VARIABLE RATE OBLIGATIONS
    (COST $24,474,667)........................                    24,474,667
                                                                ------------
AGENCY OBLIGATIONS--4.3%
Federal Home Loan Bank
   2.560%, 02/13/09 ..........................       2,260         2,260,000
   4.746%, 03/20/09(c) .......................       1,605         1,606,575
   3.064%, 08/13/09(c) .......................       1,600         1,600,000
   3.146%, 08/14/09(c) .......................       2,495         2,494,637


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                     PAR            FAIR
                                                    (000)           VALUE
                                                   -------      ------------
AGENCY OBLIGATIONS--(CONTINUED)
Federal Home Loan Bank Discount Note
   2.500%, 08/06/08 ..........................     $ 2,160      $  2,136,300
Federal Home Loan Mortgage Corp.
   Discount Note
   2.500%, 08/18/08 ..........................         725           716,441
Federal National Mortgage Assoc.
   Discount Note
   2.495%, 08/20/08 ..........................         670           662,013
   2.490%, 09/08/08 ..........................       1,440         1,420,977
   2.490%, 09/10/08 ..........................         885           873,186
                                                                ------------
  TOTAL AGENCY OBLIGATIONS
    (COST $13,770,129)........................                    13,770,129
                                                                ------------
MASTER NOTES--1.2%
Bank of America Securities LLC(c)
   3.205%, 01/22/09 ..........................       4,000         4,000,000
                                                                ------------
  TOTAL MASTER NOTES
    (COST $4,000,000).........................                     4,000,000
                                                                ------------
REPURCHASE AGREEMENTS--3.1%
Deutsche Bank Securities, Inc.
  (Tri-Party Agreement dated 02/29/08 to be
  repurchased at $9,908,559, collateralized by
  $9,969,000 par value, Federal Home Loan
  Mortgage Corp., 5.52%, due 06/30/10;
  $53,000 par value, Federal National Mortgage
  Association, 4.40%, due 04/07/08; Market
  Value of the collateral is $10,203,608)
  3.100%, 03/03/08............................       9,906         9,906,000
                                                                ------------
  TOTAL REPURCHASE AGREEMENTS
    (COST $9,906,000).........................                     9,906,000
                                                                ------------
TOTAL INVESTMENTS AT VALUE--99.9%
  (COST $319,527,278*)........................                   319,527,278
                                                                ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES --0.1%..........................                       226,228
                                                                ------------


                                                                   FAIR
                                                                   VALUE
                                                                ------------

NET ASSETS (APPLICABLE TO
  303,339,276 BEDFORD SHARES
  AND 16,412,790 SANSOM
  STREET SHARES)--100.0%......................                  $319,753,506
                                                                ============


*   Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) U.S. dollar denominated security issued by foreign domiciled entity.

(c) Variable Rate Obligations -- The interest rate shown is the rate as of February 29, 2008 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

(e) Security is illiquid.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


ASSETS
Investments, at fair value (cost $309,621,278) .........            $309,621,278
Repurchase agreements at cost ..........................               9,906,000
Cash ...................................................                     933
Interest receivable ....................................               1,274,540
Prepaid expenses and other assets ......................                  26,623
                                                                    ------------
      Total assets .....................................             320,829,374
                                                                    ------------

LIABILITIES
Payables for:
   Dividends ...........................................                 812,485
   Distribution fees ...................................                 136,685
   Advisory fees .......................................                  57,745
   Custodian fees ......................................                  20,520
   Directors' and officer's fees .......................                   9,625
   Transfer agent fees .................................                   6,320
   Administration and accounting fees ..................                   4,636
   Service organization fees ...........................                     162
Accrued expenses and other liabilities .................                  27,690
                                                                    ------------
      Total liabilities ................................               1,075,868
                                                                    ------------
NET ASSETS .............................................            $319,753,506
                                                                    ============

NET ASSETS CONSISTED OF:
Paid-in capital ........................................            $319,752,065
Undistributed net investment income ....................                     831
Accumulated net realized gain from investments .........                     610
                                                                    ------------
NET ASSETS .............................................            $319,753,506
                                                                    ============
NET ASSET VALUE, Offering and Redemption Price Per
Bedford Share ($303,342,345/303,339,276) ...............            $       1.00
                                                                    ============
NET ASSET VALUE, Offering and Redemption Price Per
Sansom Street Share ($16,411,161/16,412,790) ...........            $       1.00
                                                                    ============


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008
                                  (UNAUDITED)



Investment Income
   Interest .............................................           $6,731,268
                                                                    ----------
Expenses
   Distribution fees(1) .................................              820,493
   Investment advisory and administration fees ..........              603,582
   Custodian fees .......................................               37,570
   Professional fees ....................................               28,508
   Directors' and officer's fees ........................               27,039
   Printing and shareholder reporting fees ..............               26,389
   Registration and filing fees .........................               26,322
   Regulatory administration fees .......................               17,894
   Transfer agent fees ..................................               10,295
   Insurance fees .......................................                8,560
   Service organization fees (Sansom Class) .............                  500
   Other expenses .......................................               15,636
                                                                    ----------
Total expenses ..........................................            1,622,788
   Less fees waived .....................................             (456,613)
                                                                    ----------
Net total expenses ......................................            1,166,175
                                                                    ----------
Net investment income ...................................            5,565,093
Realized gain on investments ............................                8,104
                                                                    ----------
Net increase in net assets resulting from operations ....           $5,573,197
                                                                    ==========

(1) See Note 2 in Notes to Financial Statements.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                   FOR THE
                                                              SIX MONTHS ENDED          FOR THE
                                                              FEBRUARY 29, 2008        YEAR ENDED
                                                                 (UNAUDITED)         AUGUST 31, 2007
                                                              -----------------      ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ..............................          $  5,565,093           $  9,566,330
  Net realized gain (loss) on investments ............                 8,104                 (1,885)
                                                                ------------           ------------
  Net increase in net assets resulting from operations             5,573,197              9,564,445
                                                                ------------           ------------
Dividends to shareholders from Net investment income:
    Bedford shares ...................................            (5,127,619)            (8,491,001)
    Sansom Street shares .............................              (437,474)            (1,075,329)
                                                                ------------           ------------
    Total dividends to shareholders ..................            (5,565,093)            (9,566,330)
                                                                ------------           ------------
Net capital share transactions (See Note 3) ..........            85,479,665             68,085,811
                                                                ------------           ------------
Total increase in net assets .........................            85,487,769             68,083,926
Net Assets:
  Beginning of period ................................           234,265,737            166,181,811
                                                                ------------           ------------
  End of period ......................................          $319,753,506           $234,265,737
                                                                ============           ============
  Undistributed net investment income, end of period .          $        831           $        831
                                                                ============           ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          THE BEDFORD CLASS
-----------------------------------------------------------------------------------------------------------------------------------
                                                FOR THE
                                              SIX MONTHS       FOR THE       FOR THE        FOR THE        FOR THE        FOR THE
                                                 ENDED          YEAR          YEAR            YEAR           YEAR           YEAR
                                             FEBRUARY 29,       ENDED         ENDED           ENDED          ENDED          ENDED
                                                 2008        AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                              (UNAUDITED)       2007           2006           2005           2004           2003
                                             ------------    ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period ......    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               --------       --------       --------       --------       --------       --------
Income from investment operations:
   Net investment income ..................      0.0204         0.0447         0.0388         0.0162         0.0025         0.0046
   Net gains on securities ................          --(b)          --(b)          --(b)          --(b)          --(b)      0.0005
                                               --------       --------       --------       --------       --------       --------
     Total net income from investment
       operations .........................      0.0204         0.0447         0.0388         0.0162         0.0025         0.0051
                                               --------       --------       --------       --------       --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income) ..............................     (0.0204)       (0.0447)       (0.0388)       (0.0162)       (0.0025)       (0.0046)
   Distributions (from capital gains) .....          --             --             --             --             --        (0.0005)
                                               --------       --------       --------       --------       --------       --------
     Total dividends and distributions ....     (0.0204)       (0.0447)       (0.0388)       (0.0162)       (0.0025)       (0.0051)
                                               --------       --------       --------       --------       --------       --------
Net asset value, end of period ............    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               ========       ========       ========       ========       ========       ========
     Total Return                                  2.06%          4.56%          3.95%          1.63%          0.25%          0.53%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) ......................    $303,342       $218,914       $150,657       $109,495       $ 72,001       $ 80,406
   Ratios of expenses to average
     net assets(a) ........................        0.90%(c)       0.90%          0.85%          0.97%          0.94%          0.98%
   Ratios of net investment income
     to average net assets ................        4.07%(c)       4.47%          3.81%          1.68%          0.24%          0.46%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.24% for the six months ended February 29, 2008 and
    1.29%,1.34%, 1.23%, 1.34% and 1.30% for the years ended August 31, 2007, 2006, 2005, 2004 and 2003, respectively.

(b) Amount is less than ($0.0005) per share.

(c) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONCLUDED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          THE SANSOM STREET CLASS
-----------------------------------------------------------------------------------------------------------------------------------
                                                FOR THE
                                              SIX MONTHS       FOR THE       FOR THE        FOR THE        FOR THE        FOR THE
                                                 ENDED          YEAR          YEAR            YEAR           YEAR           YEAR
                                             FEBRUARY 29,       ENDED         ENDED           ENDED          ENDED          ENDED
                                                 2008        AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                              (UNAUDITED)       2007           2006           2005           2004           2003
                                             ------------    ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period ......    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               --------       --------       --------       --------       --------       --------
Income from investment operations:
   Net investment income ..................      0.0232         0.0502         0.0434         0.0239         0.0100         0.0114
   Net gains on securities ................          --(b)          --(b)          --(b)          --(b)          --(b)      0.0005
                                               --------       --------       --------       --------       --------       --------
     Total net income from investment
       operations .........................      0.0232         0.0502         0.0434         0.0239         0.0100         0.0119
                                               --------       --------       --------       --------       --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income) ..............................     (0.0232)       (0.0502)       (0.0434)       (0.0239)       (0.0100)       (0.0114)
   Distributions (from capital gains) .....          --             --             --             --             --        (0.0005)
                                               --------       --------       --------       --------       --------       --------
     Total dividends and distributions ....     (0.0232)       (0.0502)       (0.0434)       (0.0239)       (0.0100)       (0.0119)
                                               --------       --------       --------       --------       --------       --------
Net asset value, end of period ............    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                               ========       ========       ========       ========       ========       ========
     Total Return .........................        2.34%          5.14%          4.42%          2.41%          1.00%          1.21%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted) ......................    $ 16,411       $ 15,352       $ 15,525       $ 87,304       $141,372       $198,373
   Ratios of expenses to average
     net assets(a) ........................        0.33%(c)       0.35%          0.26%          0.20%          0.20%          0.30%
   Ratios of net investment income to
     average net assets ...................        4.55%(c)       5.02%          4.25%          2.39%          0.98%          1.14%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.61% for the six months ended February 29,
    2008 and 0.69%, 0.67%, 0.67%, 0.59% and 0.57% for the years ended August 31, 2007, 2006, 2005, 2004 and 2003, respectively.

(b) Amount is less than ($0.0005) per share.

(c) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion shares are currently classified into one hundred and twenty classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed-upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                   ANNUAL RATE
                 ----------------------------------------------
                 0.45% of first $250 million of net assets;
                 0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2008, advisory fees and waivers for the investment portfolio were as follows:

                              GROSS                        NET
                            ADVISORY                    ADVISORY
                               FEE        WAIVER           FEE
                            --------     ----------     --------
                            $603,582     $(393,702)     $209,880

     As of February 29, 2008, the Portfolio owed BIMC $57,745 in advisory fees.

     BIMC may voluntarily waive and/or reimburse a portion of its fees. PFPC may also voluntarily waive a portion of its fees and/or reimburse expenses.

     The Portfolio will not pay BIMC or PFPC at a later time for any amounts waived or assumed.

     For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets. The Portfolio's portion of this fee for the six months ended February 29, 2008 was $17,894.

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For providing transfer agent services, PFPC is entitled to receive fees from the Portfolio. PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 29, 2008, transfer agency fees for the Portfolio were $10,295.

     PFPC Trust Company provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                                   ANNUAL RATE
               ------------------------------------------------
               0.025% of first $50 million of gross assets;
               0.020% of next $50 million of gross assets;
               0.015% of gross assets in excess of $100 million.

     The Portfolio, on behalf of each class of shares of the Portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Portfolio has entered into a Distribution Agreement with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. Effective December 31, 2007, the Plan was terminated with respect to the Sansom Street Class. For the six months ended February 29, 2008, distribution fees paid to PFPC Distributors for each class were as follows:

                                           GROSS                       NET
                                       DISTRIBUTION                DISTRIBUTION
                                            FEE        WAIVER          FEE
                                       ------------   --------     ------------
        Bedford Class                    $817,844     $(62,911)     $754,933
        Sansom Street Class                 2,649           --         2,649
                                         --------     --------      --------
        Total Money Market Portfolio     $820,493     $(62,911)     $757,582
                                         ========     ========      ========

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 29, 2008, service organization fees were $500 for the Portfolio.

     As of February 29, 2008, the Portfolio owed PFPC and its affiliates $168,161 for their services.

3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                       BEDFORD CLASS
------------------------------------------------------------------------------------------
                                                        FOR THE
                                                   SIX MONTHS ENDED           FOR THE
                                                   FEBRUARY 29, 2008          YEAR ENDED
                                                      (UNAUDITED)          AUGUST 31, 2007
                                                   -----------------       ---------------
                                                         VALUE                   VALUE
                                                   -----------------       ---------------
Shares sold                                         $  353,526,258          $  540,563,896
Shares issued on reinvestment of dividends               4,698,705               8,204,137
Shares repurchased                                    (273,803,995)           (480,513,295)
                                                    --------------          --------------
Net Increase                                        $   84,420,968          $   68,254,738
                                                    --------------          --------------
Bedford Shares authorized                            1,500,000,000           1,500,000,000
                                                    ==============          ==============


                                    SANSOM STREET CLASS
------------------------------------------------------------------------------------------
                                                        FOR THE
                                                   SIX MONTHS ENDED           FOR THE
                                                   FEBRUARY 29, 2008          YEAR ENDED
                                                      (UNAUDITED)          AUGUST 31, 2007
                                                   -----------------       ---------------
                                                         VALUE                   VALUE
                                                   -----------------       ---------------
Shares sold                                         $   74,474,753          $  207,692,244
Shares issued on reinvestment of dividends                  60,914                 136,709
Shares repurchased                                     (73,476,970)           (207,997,880)
                                                    --------------          --------------
Net Increase/Decrease                               $    1,058,697          $     (168,927)
                                                    --------------          --------------
Sansom Street Shares authorized                      1,500,000,000           1,500,000,000
                                                    ==============          ==============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


4. FEDERAL INCOME TAX INFORMATION

     The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2007, the Portfolio had capital loss carryforwards of $5,533 of which $3,587 will expire on August 31, 2013, $917 will expire on August 31, 2014 and $1,029 will expire on August 31, 2015.

5. NEW ACCOUNTING PRONOUNCEMENTS

     Effective February 29, 2008, the Portfolio adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefits or expenses.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Although we are still in the process of evaluating the impact, if any, of SFAS 157 on the Portfolio, management believes that there will be no material impact on the Portfolio's financial statements other than enhanced disclosures.

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                   (800) 888-9723
     Sansom Street             (888) 261-4073


QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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




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




                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                               [GRAPHICS OMITTED]
                                 Hilliard Lyons




                                  SENBANC FUND
                                     SENBANK
                             of THE RBB FUND, INC.



                               SEMI-ANNUAL REPORT
                                FEBRUARY 29, 2008
                                   (UNAUDITED)




     This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of Senbanc Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

SIX MONTHS ENDED FEBRUARY 29, 2008

TO: SHAREHOLDERS OF SENBANC FUND

Fortune favors the prepared mind. We have met redemptions by systematically liquidating illiquid and relatively overvalued bank stocks from the Fund's portfolio. Now, the Fund's top ten holdings represent 67% of the total portfolio, with large regional and money-center banks representing 70% of that amount. With some exceptions, we have maintained a portfolio by attrition, which reflects the ranking of banks by our software that reflects value versus price.

The  current  period has not been  without  its  challenges.  Our  portfolio  of investments at the end of the period has the same profile of undervaluation as that at the beginning of the period, but with greater emphasis on large-cap brand name companies. The trend of declining bank stock prices shifted toward large-cap banks in 2007, because of ownership volume and demographics, visibility, and their connection in investors' minds with well-publicized problems in the broader financial sector.

The Fund's drop in net asset value is the largest in its eight year history, and its second annual decrease. The drop in the Fund's Morningstar rating, though we are ranked in the `Financial Services' sector and included in our sector are funds other than our bank fund peers, is attributable to a collapse in recent performance severe enough to negate the benefits of our out-performance in prior periods. Redemptions from the Fund are directly attributable to this under-performance.

The banks the Fund owns provide capital and liquidity to sub-prime mortgage lenders, but for the most part are not directly involved in such lending activity. We do not analyze the business lines of banks PER SE; we are focused on the long term relationship of business mix to profitability. The long term success of a business strategy is determined by a preponderance of business mix decisions that, over time, result in consistently improving earnings and profitability.

The collapse of bank stock prices has not changed the fact of strong underlying value for banks. Additional reserves set aside by banks represent an insurance against future earnings, but have fuelled further retrenchment of bank stock prices.

Bank stock valuations have been squeezed into a narrow band and detached from relative underlying performance, and we view this as an indication that the limits of downside risk may be in sight. Assumptions of a recession following on from a slowed housing market, lower household net worth and consequent contraction in consumer spending cannot be dismissed. But the drop in bank stock prices in the fourth quarter of 2007 and in the first quarter of 2008 places financial stocks firmly in the lead as the most depressed industry group, and is an indication that any recession may already be priced into these stocks. If this is the case, then several positive aspects may be brought to bear on the bank group as a whole. If the general market continues to be weak, a flight to quality and value makes banks look attractive to investors. Limited downside risk reduces price volatility relative to the general market, and this makes banks look attractive. If banks are conservatively building reserves for loan losses, then excess reserves will be available to boost earnings when the housing market recovers, and banks will be more attractive.

We have suffered `the slings and arrows of outrageous fortune....' But our basic premise is that proper value, properly measured, will be properly realized, over time. We believe that time is near.

                                                  Very truly yours,


                                                  /s/ Alan F. Morel
                                                  ------------------------------
                                                  Alan F. Morel
                                                  Portfolio Manager
                                                  Senbanc Fund

--------------------------------------------------------------------------------
                                                                         SINCE
TOTAL RETURNS (%)      SIX        1       3 YEAR         5 YEAR       INCEPTION*
AS OF 2/29/08         MONTHS     YEAR    ANNUALIZED    ANNUALIZED     ANNUALIZED
--------------------------------------------------------------------------------
Senbanc Fund         (22.28)    (30.34)    (9.32)         0.44           5.95
--------------------------------------------------------------------------------
*Inception Date -- 7/8/99

THE PERFORMANCE SHOWN ABOVE REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT WWW.HILLIARD.COM OR CALL 1-800-444-1854. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS IS 1.62%. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS. RETURNS COULD HAVE BEEN LOWER IF THESE WAIVERS WERE NOT IN EFFECT. THE MAXIMUM SALES CHARGE, AS STATED IN THE PROSPECTUS, IS 2.25%.

                                  SENBANC FUND
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2007 to February 29, 2008, and held for the entire period.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning Account  Ending Account
                                    Value             Value        Expenses Paid
                                   9/01/07           2/29/08      During Period*
                              ------------------  --------------  --------------
Actual ........................  $1,000.00         $ 777.20         $7.51
Hypothetical
   (5% return before expenses).   1,000.00          1,016.30          8.56
----------------
* Expenses are equal to the Fund's annualized expense ratio of 1.70% multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund's ending account value is based on the actual six-month total return of (22.28%).


                        PORTFOLIO HOLDINGS SUMMARY TABLE
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


                                                              % of
 Industry Classification                                   Net Assets
--------------------------                                ------------
Savings, Credit & Other Financial Institutions .......        95.5%
State & National Banks ...............................         1.4
U.S. Government Agency Obligation ....................         3.1
Temporary Investment .................................         0.0
                                                            ------
                                                             100.0
Other Assets in Excess of Liabilities ................         0.0
                                                            ------
Net Assets ...........................................       100.0%
                                                            ======
Portfolio holdings are subject to change at any time.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 29, 2008
                                  (UNAUDITED)


COMMON STOCK -- 96.9%
-------------------------------------------------------------------------
                                                               FAIR
SHARES            DESCRIPTION                                  VALUE
------            -----------                                ---------

                  SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 95.5%
                  -------------------------------------------------------
         26,900   Associated Banc-Corp. ................   $    670,348
        116,400   Bank of America Corp. ................      4,625,736
         42,478   C&F Financial Corp. ..................      1,273,915
          3,600   Camden National Corp. ................        114,228
         86,000   Capital Bank Corp. ...................        863,440
         40,400   Central Pacific Financial Corp. ......        746,996
         22,700   Citigroup, Inc. ......................        538,217
         12,300   Citizens Banking Corp. ...............        136,899
         37,000   City Holding Co. .....................      1,377,880
         35,700   Comerica, Inc. .......................      1,293,768
         19,400   Community Bankshares, Inc. ...........        244,440
        109,900   Corus Bankshares, Inc. ...............      1,135,267
         42,600   Financial Institutions, Inc. .........        788,526
         40,500   First United Corp. ...................        785,700
        139,900   Fremont General Corp.* ...............        139,914
        234,000   JPMorgan Chase & Co. .................      9,512,100
        180,400   KeyCorp ..............................      3,977,820
          3,917   MainSource Financial Group, Inc. .....         51,352
        172,111   National Bankshares, Inc. ............      3,514,507
        246,300   National City Corp. ..................      3,906,318
        186,199   Northrim BanCorp, Inc. ...............      4,010,727
        272,103   PAB Bankshares, Inc. .................      3,216,257
        122,900   Pacific Premier Bancorp, Inc.* .......      1,000,406
         12,000   Peoples Financial Corp. ..............        291,000
         50,194   Premier Financial Bancorp ............        615,880
        186,800   Regions Financial Corp. ..............      3,960,160
          5,000   StellarOne Corp. .....................         86,500
        156,000   U.S. Bancorp .........................      4,995,120
         11,700   Umpqua Holdings Corp. ................        165,789
        102,900   UnionBanCal Corp. ....................      4,792,053
        238,942   Wachovia Corp. .......................      7,316,404
                                                           ------------
                                                             66,147,667
                                                           ------------

                       See Notes to Financial Statements.

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 29, 2008
                                  (UNAUDITED)



COMMON STOCK (CONTINUED)
-------------------------------------------------------------------------
                                                               FAIR
SHARES            DESCRIPTION                                  VALUE
------            -----------                                ---------

STATE & NATIONAL BANKS -- 1.4%

         25,500   Huntington Bancshares, Inc. ..........   $    311,610
         31,884   Rurban Financial Corp. ...............        357,101
         18,600   Taylor Capital Group, Inc. ...........        303,180
                                                           ------------
                                                                971,891
                                                           ------------
                   TOTAL COMMON STOCK
                     (COST $86,311,732) ................     67,119,558
                                                           ------------
PRINCIPAL
---------

U.S. GOVERNMENT AGENCY OBLIGATION -- 3.1%

      $2,139,000  Federal Home Loan Bank Discount Note
                  2.00%, 03/03/08(a) ...................      2,138,762
                                                           ------------
                   TOTAL U.S. GOVERNMENT AGENCY
                     OBLIGATION
                     (COST $2,138,762) .................      2,138,762
                                                           ------------
SHARES
------

TEMPORARY INVESTMENT -- 0.0%

            381      PNC Bank Money Market
                     2.51%, 03/03/08 ...................            381
                                                           ------------
                   TOTAL TEMPORARY INVESTMENT
                     (COST $381) .......................            381
                                                           ------------
                   TOTAL INVESTMENTS -- 100.0%
                     (COST $88,450,875) ................     69,258,701
                                                           ------------
                   OTHER ASSETS IN EXCESS OF
                     LIABILITIES -- 0.0% ...............          6,250
                                                           ------------
                   NET ASSETS -- 100% ..................   $ 69,264,951
                                                           ============
-----------------------
*    Non-income producing security.
(a)  Rate shown is the effective yield at purchase.


                       See Notes to Financial Statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


ASSETS
Investments in securities, at fair value
    (Cost $88,450,875) ........................................    $ 69,258,701
Receivable for:
    Dividends and interest ....................................         231,268
    Capital shares sold .......................................         220,584
Prepaid expenses ..............................................          24,291
                                                                   ------------
Total Assets ..................................................      69,734,844
                                                                   ------------
LIABILITIES
Payable for:
    Capital shares redeemed ...................................         243,734
    Distribution fees .........................................          58,634
    Transfer agent fees .......................................          37,094
    Advisory fees .............................................          24,637
    Administration and accounting fees ........................          20,648
    Directors' and officer's fees .............................          15,606
    Professional fees .........................................          15,494
    Custodian fees ............................................           9,375
Accrued expenses and other liabilities ........................          44,671
                                                                   ------------
Total Liabilities .............................................         469,893
                                                                   ------------
NET ASSETS ....................................................    $ 69,264,951
                                                                   ============
NET ASSETS CONSISTED OF:
Paid-in capital ...............................................    $ 88,219,217
Undistributed net investment income ...........................         276,346
Accumulated net realized loss on investments ..................         (38,438)
Net unrealized depreciation of investments ....................     (19,192,174)
                                                                   ------------
NET ASSETS ....................................................    $ 69,264,951
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
    ($69,264,951/6,798,407 outstanding shares of
    common stock, $0.001 par value, $50,000,000
    shares authorized) ........................................    $      10.19
                                                                   ============
Maximum offering price per share (100/97.75 of $10.19) ........    $      10.42
                                                                   ============



                       See Notes to Financial Statements.

                                  SENBANC FUND
                            STATEMENT OF OPERATIONS



                                                                    FOR THE
                                                                  SIX MONTHS
                                                                     ENDED
                                                               FEBRUARY 29, 2008
                                                                  (UNAUDITED)
                                                              ------------------
INVESTMENT INCOME:
    Dividends .................................................    $  2,018,147
    Interest income ...........................................          12,113
                                                                   ------------
Total income ..................................................       2,030,260
                                                                   ------------
EXPENSES:
    Advisory fees .............................................         261,798
    Distribution fees .........................................         261,798
    Transfer agent fees .......................................          79,836
    Administration and accounting fees ........................          60,842
    Printing and shareholder reporting fees ...................          26,759
    Professional fees .........................................          22,863
    Directors' and officer's fees .............................          14,743
    Registration and filing fees ..............................          14,721
    Custodian fees ............................................          14,069
    Other expenses ............................................           4,859
                                                                   ------------
         Total expenses before waivers ........................         762,288
         Less: waivers ........................................         (20,040)
                                                                   ------------
         Net expenses .........................................         742,248
                                                                   ------------
NET INVESTMENT INCOME .........................................       1,288,012
                                                                   ------------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
    Net realized gain from investments ........................         734,232
    Net change in unrealized depreciation on investments ......     (24,062,748)
                                                                   ------------
    Net realized and unrealized loss from investments .........     (23,328,516)
                                                                   ------------
    Net decrease in net assets resulting from operations ......    $(22,040,504)
                                                                   ============


                       See Notes to Financial Statements.

                                  SENBANC FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                      FOR THE
                                                                    SIX MONTHS           FOR THE
                                                                       ENDED           FISCAL YEAR
                                                                  FEBRUARY 29, 2008        ENDED
                                                                    (UNAUDITED)       AUGUST 31, 2007
                                                                  -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income .....................................     $  1,288,012      $    2,957,822
    Net realized gain from investments ........................          734,232           4,114,280
    Net change in unrealized depreciation on investments ......      (24,062,748)        (15,512,591)
                                                                    ------------      --------------
         Net decrease in net assets resulting
           from operations ....................................      (22,040,504)         (8,440,489)
                                                                    ------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income .....................................       (3,969,488)         (3,190,506)
    Net realized capital gain .................................       (4,498,912)         (4,336,731)
                                                                    ------------      --------------
         Total dividends and distributions ....................       (8,468,400)         (7,527,237)
                                                                    ------------      --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold .................................        2,674,147           4,578,577
    Reinvestment of distributions .............................        7,947,115           6,961,407
    Shares redeemed ...........................................      (21,966,508)        (70,045,843)
                                                                    ------------      --------------
         Net decrease in net assets derived from
           capital share transactions .........................      (11,345,246)        (58,505,859)
                                                                    ------------      --------------
TOTAL DECREASE IN NET ASSETS ..................................      (41,854,150)        (74,473,585)

NET ASSETS:
    Beginning of period .......................................      111,119,101         185,592,686
                                                                    ------------      --------------
    End of period .............................................     $ 69,264,951      $  111,119,101
                                                                    ============      ==============

    Undistributed net investment income, end of period              $    276,346      $    2,957,822
                                                                    ============      ==============



                       See Notes to Financial Statements.

SENBANC FUND
FINANCIAL HIGHLIGHTS

                                      FOR THE        FOR THE        FOR THE    FOR THE PERIOD
                                     SIX MONTHS     FISCAL YEAR   FISCAL YEAR   JULY 1, 2005     FOR THE FISCAL YEARS ENDED
                                        ENDED          ENDED         ENDED       THROUGH      ----------------------------------
                                  FEBRUARY 29, 2008  AUGUST 31,    AUGUST 31,    AUGUST 31,    JUNE 30,    JUNE 30,     JUNE 30,
                                     (UNAUDITED)       2007          2006         2005*         2005         2004         2003
                                 ------------------ -----------   -----------  -------------- ---------    --------     --------
PER SHARE OPERATING PERFORMANCE
Net asset value:
    Beginning of period                 $ 14.69      $  16.57      $  16.27      $  16.13    $  16.54     $  14.86     $  13.47
                                        -------      --------      --------      --------    --------     --------     --------
Net investment income/(loss)               0.23          0.41          0.29          0.03        0.15         0.04        (0.01)
Net realized and unrealized
    gain (loss) on investments            (3.42)        (1.56)         0.44          0.11        0.78         2.59         2.05
                                        -------      --------      --------      --------    --------     --------     --------
Total from investment operations          (3.19)        (1.15)         0.73          0.14        0.93         2.63         2.04
                                        -------      --------      --------      --------    --------     --------     --------
Less distributions from:
Net investment income                     (0.61)        (0.31)        (0.12)           --       (0.10)       (0.02)       (0.01)
Net realized gain on
    investments                           (0.70)        (0.42)        (0.31)           --       (1.24)       (0.93)       (0.64)
                                        -------      --------      --------      --------    --------     --------     --------
Total distributions                       (1.31)        (0.73)        (0.43)           --       (1.34)       (0.95)       (0.65)
                                        -------      --------      --------      --------    --------     --------     --------
Net asset value:
    End of period                       $ 10.19      $  14.69      $  16.57      $  16.27    $  16.13     $  16.54     $  14.86
                                        =======      ========      ========      ========    ========     ========     ========
Total investment return
    (excludes sales charge)              (22.28)%**     (7.47)%        4.52%         0.87%**     5.25%       17.84%       15.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
    (000's omitted)                     $69,265      $111,119      $185,593      $230,250    $231,651     $217,494     $104,837
Ratio of operating expenses
    to average net assets,
    including waivers                      1.70%***      1.53%         1.38%         1.43%***    1.40%        1.25%        1.64%
Ratio of operating expenses
    to average net assets,
    excluding waivers                      1.75%***      1.53%         1.38%         1.43%***    1.40%        1.25%        1.64%
Ratio of net investment
    income/(loss) to average
    net assets, including
    waivers                                2.95%***      1.84%         1.53%         0.93%***    0.91%        0.29%      (0.13)%
Ratio of net investment
    income/(loss) to average
    net assets, excluding waivers          2.91%***      1.84%         1.53%         0.93%       0.91%        0.29%      (0.13)%
Portfolio turnover rate                    0.17%***      9.74%         7.47%         0.94%      19.90%       51.01%       60.14%

-----------------------
* As a result of a reorganization that was effective August 31, 2005, the Fund changed its fiscal year end from June 30 to August 31.
**   Not annualized.
***  Annualized.



                       See Notes to Financial Statements.

                                  SENBANC FUND
                         NOTES TO FINANCIAL STATEMENTS
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Senbanc Fund (the "Fund"). As of the date hereof, the Fund offers one class of shares and is a non-diversified fund.

RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion shares are currently classified into one hundred and twenty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

The Fund commenced operations on July 8, 1999, as a separate portfolio (the "Predecessor Fund") of the Hilliard Lyons Research Trust. After the close of business on August 31, 2005, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund, a newly created portfolio of the Company, that is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York StockExchange
("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using Fair Valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Hilliard Lyons Research Advisors (the "Adviser"), a division of J.J.B. Hilliard, W.L. Lyons, LLC., the successor to J.J.B. Hilliard, W.L. Lyons, Inc., and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"), provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Company. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. For the six months ended February 29, 2008, investment advisory fees were $261,798 and $20,040 was waived by the Adviser. As of February 29, 2008, the Fund owed the Adviser $24,637.

On November 16, 2007, Houchens Industries, Inc. ("Houchens") signed a purchase agreement with PNC to acquire J.J.B. Hilliard, W.L. Lyons, LLC (the "Transaction"). This Transaction, which is expected to occur on or about March 30, 2008, will result in a change in control of the Adviser and therefore will be considered to be an assignment of the Fund's Advisory Agreement with the Adviser, resulting in the automatic termination of the Advisory Agreement. At a meeting held on February 14, 2008, the Board of Directors of the Company approved both an Interim Advisory Agreement and a new Advisory Agreement

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


between the Company, on behalf of the Fund, and the Adviser. Pursuant to the Interim Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund until August 16, 2009 or until shareholders of the Fund approve the new Advisory Agreement at a meeting to be held on April 29, 2008. See Note 8 for additional information on the Board's approval of the Interim Advisory Agreement and the new Advisory Agreement.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and an affiliate of the Adviser serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.095% of the Fund's first $250 million of average daily net assets; 0.080% of the next $250 million of average daily net assets; 0.060% of the next $250 million of average daily net assets; and 0.040% of the average daily net assets in excess of $750 million, subject to a minimum of $7,500 per month. For the six months ended February 29, 2008, PFPC's administration and accounting fees were $60,842.

Included in the administration
and accounting fees shown above are fees for providing regulatory administration services to RBB. For providing those services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to the Fund in proportion to its net assets of the RBB Funds.

In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $3,000, plus out of pocket expenses. For the six months ended February 29, 2008, PFPC's transfer agency fees were $79,836.

PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and an affiliate of the Adviser. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.015% of the first $100 million of the Fund's average gross assets; 0.01% of the next $400 million of average gross assets; and 0.008% of average gross assets over $500 million, subject to a minimum monthly fee of $1,500. For the six months ended February 29, 2008, PFPC Trust Company's fees were $14,069.

PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and an affiliate of the Adviser, provides certain administrative services to the Fund. The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, to allow the Fund to reimburse PFPC Distributors for certain expenses incurred in connection with distribution activities. The Directors have authorized a payment of up to 0.60% of the Fund's average net assets annually to reimburse PFPC Distributors for such expenses.

For the six months ended February 29, 2008, PFPC Distributors earned $4,187 in underwriting fees and $37,090 for commissions on sales of the Fund's shares.

As of February 29, 2008, the Fund owed PFPC and its affiliates $125,751.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


3. INVESTMENT IN SECURITIES
For the six months ended February 29, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                Investment Securities
                             Purchases            Sales
                            ------------      -------------
                              $153,899         $19,889,829

4. CAPITAL SHARE TRANSACTIONS
As of February 29, 2008, the Fund has 50,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares were as follows:

                           For the Six Months            For the Fiscal Year
                                 Ended                           Ended
                            February 29, 2008              August 31, 2007
                     -----------------------------   ---------------------------
                        Shares            Value         Shares        Value
                     -----------      ------------   -----------   -------------
    Sales                240,699      $  2,674,147       277,877   $  4,578,577
    Reinvestments        732,453         7,947,115       418,102      6,961,407
    Redemptions       (1,738,179)      (21,966,508)   (4,332,989)   (70,045,843)
                     -----------      ------------   -----------   ------------
    Net Decrease        (765,027)     $(11,345,246)   (3,637,010)  $(58,505,859)
                     ===========      ============   ===========   ============

5. FEDERAL INCOME TAX INFORMATION
At February 29, 2008, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

    Cost of investments for tax purposes .............   $ 88,450,875
                                                         ------------
    Gross tax unrealized appreciation ................   $  1,308,902
    Gross tax unrealized depreciation ................    (20,501,076)
                                                         ------------
    Net tax unrealized depreciation on investments ...   $(19,192,174)
                                                         ============

On August 31, 2007, the Fund had no capital loss carryforwards available to offset future capital gains.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2007, the Fund incurred no post-October capital losses.

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes. Dividends paid from short-term capital gains are treated as ordinary income dividends for federal tax purposes.

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


6. INDUSTRY CONCENTRATION RISK
Since the Fund's investments are concentrated in the banking industry, they are subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

7. NEW ACCOUNTING PRONOUNCEMENTS
Effective February 29, 2008, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefits or expenses.

In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Although still in the process of evaluating the impact, if any of SFAS 157 on the Fund, upon adoption of the standard, management believes that there will be no material impact on the Fund's financial statements other than enhanced disclosures.

8. SUBSEQUENT EVENT
On March 30, 2008, Houchens' acquisition of J.J.B. Hilliard, W.L. Lyons, LLC was effected, and the Company entered into the Interim Advisory Agreement with the Adviser. Additionally, a special meeting of the Fund's shareholders will be held on April 29, 2008 at which shareholder approval of a new investment advisory agreement between the Company, on behalf of the Fund, and the Adviser was sought. More detailed information on the voting results of the special meeting of shareholders will be included in the Fund's annual report dated August 31, 2008.

                                  SENBANC FUND
                               OTHER INFORMATION
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling Senbanc Fund at (877) 264-5346, at WWW.HILLIARD.COM and on the SEC's website at HTTP://WWW.SEC.GOV.

QUARTERLY PORTFOLIO SCHEDULES
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

CONSIDERATION OF INTERIM AND NEW INVESTMENT ADVISORY AGREEMENTS

HILLIARD LYONS RESEARCH ADVISORS

In connection with the proposed change in control of the Adviser described in Notes 2 and 8, the Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the Investment Company Act (the "Independent Directors"), considered the approval of both an Interim Investment Advisory Agreement and a new Investment Advisory Agreement between the Adviser and the Company (collectively, the "Agreements") on behalf of the Fund at a meeting of the Board held on February 14, 2007 (the "Meeting"). At this meeting, the Board approved the Interim Investment Advisory Agreement for a term ending on either the effective date of the new Investment Advisory Agreement if and when it has been approved by a majority of the Portfolio's outstanding voting securities, or the 150th calendar day following the date of its effectiveness, and the new Investment Advisory Agreement, subject to shareholder approval, for a term ending August 16, 2009. The Board's decision to approve the Agreements reflects the exercise of its business judgment and was based upon the information provided to the Board in connection with the Meeting. In approving the Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In the course of their review, the Directors, with the assistance of independent counsel, considered their legal responsibilities with regard to all factors deemed to be relevant to the Fund, including, but not limited to the following:
(1) the quality of services provided to the Fund and its predecessor fund since the Adviser first became investment adviser to the predecessor fund since its inception in 1999; (2) the performance of the Fund and its predecessor fund since the Adviser became the investment adviser to the predecessor fund; (3) the fact that the proposed transaction between Houchens and PNC is not expected to affect the manner in which the Fund is advised; (4) the fact that the current investment management team will continue to manage the Fund; (5) the fact that the fee structure under the Agreements would be identical to the fee structure under the current advisory agreement; and (6) other factors deemed relevant.

                                  SENBANC FUND
                         OTHER INFORMATION (CONTINUED)
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


The Directors also evaluated the Agreements in light of information they had requested and received from the Adviser prior to the February 14, 2008 meeting. The Directors reviewed these materials with management of the Adviser, legal counsel to Houchens and independent counsel to the Directors. The Independent Directors also discussed the Agreements with counsel in an executive session, at which no representatives of the Adviser or Houchens were present. The Directors considered whether the Agreements would be in the best interests of the Fund and its shareholders and the overall fairness of the Agreements. Among other things, the Directors reviewed information concerning: (1) the nature, extent and quality of the services provided by the Adviser; (2) the Fund's investment performance; (3) the cost of the services provided and the profits realized by the Adviser and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been or will be realized as the Fund grows; and (5) the extent to which fee levels reflect the economies of scale, if any, for the benefit of the Fund's shareholders. In their deliberations, the Directors did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

During the course of its deliberations, the Board reached the following conclusions, among others, regarding the Adviser and the Agreements. The Board noted that the amount of advisory fees that the Fund currently pays to the Adviser will not change under the Agreements. The Directors considered that the Fund's gross and net advisory fee is lower in comparison to that of its peer group median. It was noted that the Adviser does not manage any other accounts similar to the Fund. In addition, the Directors discussed that the Fund's gross and net expense ratio were lower than the peer group average. It was further considered by the Directors that the Adviser has voluntarily agreed to waive its advisory fee and reimburse expenses to limit annual operating expenses of the Fund to 1.75%. The Directors then determined that the nature, extent and quality of services provided by the Adviser in advising the Fund was satisfactory; the profits earned by the Adviser seemed adequate; and the benefits derived by the Adviser from managing the Fund, including the process it uses to select brokers, seemed reasonable.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the proposed advisory fee in the Agreements was reasonable, and in the exercise of its business judgment, determined that the Interim Investment Advisory Agreement and the new Investment Advisory Agreement be approved.

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

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

    INVESTMENT ADVISER
Hilliard, Lyons Research Advisors
500 West Jefferson Street
Louisville, KY 40202

    ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington,  DE 19809

    TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket,  RI 02866

    UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of  Prussia, PA 19406

    CUSTODIAN
PFPC  Trust  Company
8800  Tinicum Boulevard
Suite  200
Philadelphia, PA  19153

    INDEPENDENT REGISTERED
    PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia,  PA 19103

    LEGALCOUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

                                                               [GRAPHIC OMITTED]
                                                               ROBECO




ROBECO INVESTMENT FUNDS
OF THE RBB FUND, INC.










SEMI-ANNUAL REPORT
FEBRUARY 29, 2008 (UNAUDITED)


--------------------------------------------------------------------------------


ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
ROBECO WPG SMALL CAP VALUE FUND
ROBECO WPG 130/30 LARGE CAP CORE FUND
   (FORMERLY WPG LARGE CAP GROWTH FUND)
ROBECO WPG CORE BOND FUND
SAM SUSTAINABLE CLIMATE FUND
SAM SUSTAINABLE WATER FUND

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of Robeco Investment Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 GENERAL MARKET COMMENTARY
--------------------------------------------------------------------------------


Dear Shareholder:

     The headlines and nightly news appear bleak indeed: Melting home prices. Rising foreclosures. Spiking oil prices. A falling US Dollar. Recession. All have taken a punishing toll on investor psychology and there have been few places to wait out a market storm brought on by a complex mix of cyclical forces that have undermined the confidence of consumers, investors and business executives. When will this storm end? Predicting market direction really is for show, as few can accurately forecast the future path of stock prices. We can, however, offer some observations and advice based on our own cumulative investing experience.

     Over the past 25 years, we have experienced first hand some severe market dislocations: the crash of October 1987, the collapse of commercial real estate in the late 1980's, the consequent recession and bear market of 1990-1991, the 1998 Russian debt crisis and the failure of Long-Term Capital Management, the bursting of the technology/internet bubble from 2000-2002 and the damaging aftermath of 9/11. There were unique circumstances to each downturn, but all shared two common features: First, the stock market and economy eventually recovered, and in all instances rebounded quite strongly from periods of depressed prices. Second, it was during these periods of stress, when prospects appeared bleakest, that the best investment opportunities were created as prices fell to levels that allowed investors to capture attractive returns.

     Market cyclicality is a fact of economic life. The recent violent swings in stock prices are a likely signal that the market is in a bottoming process as it sorts through the negative news and looks through to eventual recovery. Stocks are a leading economic indicator; they have historically bottomed out around the mid-point of the recession and are on a well established upward path by the time the fundamentals of the real economy (output and employment) begin to turn upward some months later.

     During turbulent periods, when sorting out the future seems hopelessly complicated, we hold fast to some simple, common sense rules that we believe govern successful investing. First, valuation is paramount, since the price paid for an investment is the key determinant of the ultimate rate of return. Falling prices create the best opportunity to lock in higher future returns and valuations have recently been driven down to very attractive levels. Second, stick to your guns. That is, during volatile times following a disciplined investment approach is absolutely essential; deviating from one's key principles produces even greater volatility of results and disappointment. This is perhaps best captured by a famous quote: "Set your course by the stars, not by the lights of every passing ship". Third, diversify and take a long term view. Finally, set your emotions aside, and take a balanced view of the facts during stressful times.

     While the media is prone to obsess over the negative news affecting today's market, there are some significant positive influences which are setting a very strong foundation for a recovery in stock prices: Aggressive intervention by the Federal Reserve, falling mortgage rates, federal tax relief, and perhaps most important, low valuations are very powerful forces which we believe will ultimately lead to recovery in financial markets, housing and the real economy.

     The investment strategies outlined on the following pages each target a different segment of the equity and fixed income markets, but they all share a common trait in that they are managed by highly experienced, long tenured professionals, all of whom have successfully weathered some very challenging markets during the course of their long careers.

     We are also pleased to announce two new Funds that were added during the past 6 months. The SAM Sustainable Climate Fund and the SAM Sustainable Water Fund utilize innovative investment strategies that seek to capture investment returns derived from companies dealing with many of the environmental and resource challenges that face the world today.

     Please take a minute to review and please contact us with questions.

     As always, we thank you for your business.


Warm regards,

Robeco Investment Funds






                                                     SEMI-ANNUAL REPORT 2008 | 1

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------


TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                      AVERAGE ANNUAL
                                                                                      ----------------------------------------------
                                                                                                                           SINCE
                                                     SIX-MONTH          1 YEAR          5 YEAR          10 YEAR          INCEPTION
                                                   -------------      ----------      ----------      -----------      -------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
Institutional Class(1)                                -12.50%           -14.76%         15.87%            N/A             12.10%
Investor Class(1)                                     -12.59%           -14.98%         15.58%            N/A             11.86%
Russell 2000(R) Value Index                           -13.22%           -17.13%         15.35%            N/A              7.97%
Russell 2000(R) Index(2)                              -11.83%           -12.44%         15.10%            N/A              5.61%

   (1) Inception date July 1, 1998
   (2) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
Institutional Class(1)                                 -3.98%            -8.55%          6.63%            N/A              8.97%
Investor Class(1)                                      -4.11%            -8.78%          6.38%            N/A              8.73%
S&P 500(R) Index                                       -8.79%            -3.60%         11.62%            N/A              3.10%

   (1) Inception date November 17, 1998

ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
Institutional Class                                    -9.22%            -4.35%         14.22%          6.07%              N/A
Investor Class                                         -9.30%            -4.53%         13.96%          5.83%              N/A
S&P 500(R) Index                                       -8.79%            -3.60%         11.62%          4.06%              N/A
Russell 1000(R) Value Index(1)                         -9.41%            -7.91%         13.89%          6.24%              N/A

   (1) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS MID CAP VALUE FUND
Institutional Class(1)                                 -8.51%            -5.46%         16.81%          6.68%              N/A
Investor Class(1)                                      -8.58%            -5.62%         16.54%          6.45%              N/A
Russell 2500(R) Index                                  -9.35%            -9.74%         16.07%          7.43%              N/A
Russell 2500(R) Value Index(2)                        -11.56%           -15.50%         15.76%          8.40%              N/A
Russell Midcap(R) Value Index(2)                       -9.98%           -12.26%         17.09%          8.81%              N/A

   (1) Inception date June 2, 1997
   (2) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
Institutional Class(1)                                 -7.34%            -4.32%         16.70            N/A              11.74%
Investor Class(1)                                      -7.54%            -4.63%         16.45            N/A              11.46%
Russell 3000(R) Value Index                            -9.72%            -8.72%         13.98            N/A               8.78%
Russell 3000(R) Index(2)                               -7.73%            -4.52%         12.44            N/A               7.94%

   (1) Inception date July 1, 2002
   (2) This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO WPG SMALL CAP VALUE FUND
Institutional Class                                   -14.56%           -14.96%         13.78%          2.69%              N/A
Russell 2000(R) Value Index                           -13.22%           -17.13%         15.35%          7.73%              N/A

ROBECO WPG 130/30 LARGE CAP CORE FUND(1)
Institutional Class                                   -10.11%            -3.91%          9.05%          1.44%              N/A
S&P 500(R) Index(2)                                    -8.79%            -3.60%         11.62%          4.06%              N/A
Russell 1000(R) Growth Index(2)                        -6.56%             0.40%         10.50%          1.74%              N/A

   (1) Formerly Robeco WPG Large Cap Growth Fund
   (2) Effective  September 4, 2004, the Robeco WPG 130/30 Large Cap Core Fund changed its benchmark from the Russell 1000(R) Growth
       Index to the S&P 500(R) Index.


2 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                      AVERAGE ANNUAL
                                                                                      ----------------------------------------------
                                                                                                                           SINCE
                                                     SIX-MONTH          1 YEAR          5 YEAR          10 YEAR          INCEPTION
                                                   -------------      ----------      ----------      -----------      -------------
ROBECO WPG CORE BOND FUND
Institutional Class                                     6.38%             7.77%          4.49%          6.25%              N/A
Investor Class(1)                                       6.25%             7.51%           N/A            N/A               5.53%
Retirement Class(1)                                     6.33%             7.66%           N/A            N/A               4.76%
Lehman Brothers Aggregate Index                         5.68%             7.30%          4.89%          6.24%              N/A

   (1) Inception date January 17, 2006 for Investor Class and September 1, 2005 for Retirement Class

SAM SUSTAINABLE CLIMATE FUND
Institutional Class(1)                                  N/A                N/A            N/A            N/A             -12.80%
Investor Class(1)                                       N/A                N/A            N/A            N/A             -12.80%
MSCI World Index                                        N/A                N/A            N/A            N/A             -10.40%

   (1) Inception date October 1, 2007.

SAM SUSTAINABLE WATER FUND
Institutional Class(1)                                  N/A                N/A            N/A            N/A              -8.50%
Investor Class(1)                                       N/A                N/A            N/A            N/A              -8.50%
MSCI World Index                                        N/A                N/A            N/A            N/A             -10.40%

   (1) Inception date October 1, 2007.

----------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM. ROBECO INVESTMENT MANAGEMENT, INC. CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUNDS' OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATIONS, IF ANY, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER OR REIMBURSEMENT OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

INVESTORS SHOULD NOTE THAT THE FUNDS ARE ACTIVELY MANAGED MUTUAL FUNDS WHILE THE INDICES ARE UNMANAGED, DO NOT INCUR EXPENSES AND ARE NOT AVAILABLE FOR INVESTMENT.

SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

THE SAM FUNDS ARE NON-DIVERSIFIED. GAINS OR LOSSES IN A SINGLE SECURITY OR SECTOR MAY HAVE A GREATER IMPACT ON THE FUNDS.

The following are the Funds' gross annual operating expense ratios as stated in the most recent prospectus:

                                                                 INSTITUTIONAL         INVESTOR          RETIREMENT
                                                                     CLASS               CLASS              CLASS
                                                                 -------------         --------          ----------
   Robeco Boston Partners
      Small Cap Value Fund II ...............................        1.56%*              1.81%*              N/A
   Robeco Boston Partners
      Long/Short Equity Fund ................................        3.60%               3.85%               N/A
   Robeco Boston Partners
      Large Cap Value Fund ..................................        1.07%               1.32%               N/A
   Robeco Boston Partners
      Mid Cap Value Fund ....................................        1.48%               1.73%               N/A
   Robeco Boston Partners
      All-Cap Value Fund ....................................        2.24%               2.49%               N/A
   Robeco WPG Small Cap Value Fund ..........................        1.47%                N/A                N/A
   Robeco WPG 130/30 Large Cap Core Fund
      (formerly Robeco Large Cap Growth Fund) ...............        2.73%               2.98%               N/A
   Robeco WPG Core Bond Fund ................................        0.83%               1.08%              0.94%
   SAM Sustainable Climate Fund .............................        1.49%               1.74%               N/A
   SAM Sustainable Water Fund ...............................        1.49%               1.74%               N/A

    * Effective March 3, 2008, the expenses are decreased to 1.31% for the Institutional Class and 1.56% for the Investor Class.


                                                     SEMI-ANNUAL REPORT 2008 | 3

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND EXPENSE EXAMPLES (unaudited)
--------------------------------------------------------------------------------


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2007 (October 1, 2007 for the SAM Sustainable Climate Fund and SAM Sustainable Water Fund) through February 29, 2008, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  907.80              $ 7.35
Hypothetical (5% return before expenses)...................         1,000.00            1,017.06                7.80

                                                             ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II -- INVESTOR CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  907.00              $ 8.53
Hypothetical (5% return before expenses)...................         1,000.00            1,015.80                9.06

-------------------------------------------------------------------------------------------------------------------------------

                                                           ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  960.20              $12.18
Hypothetical (5% return before expenses)...................         1,000.00            1,012.28               12.59




4 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND EXPENSE EXAMPLES (unaudited) (continued)
--------------------------------------------------------------------------------


                                                             ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND -- INVESTOR CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  958.90              $13.39
Hypothetical (5% return before expenses)...................         1,000.00            1,011.02               13.84

-------------------------------------------------------------------------------------------------------------------------------

                                                            ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  907.80              $ 3.56
Hypothetical (5% return before expenses)...................         1,000.00            1,021.09                3.78


                                                              ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND -- INVESTOR CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  907.00              $ 4.74
Hypothetical (5% return before expenses)...................         1,000.00            1,019.83                5.03

-------------------------------------------------------------------------------------------------------------------------------


                                                             ROBECO BOSTON PARTNERS MID CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  914.90              $ 4.76
Hypothetical (5% return before expenses)...................         1,000.00            1,019.83                5.03


                                                               ROBECO BOSTON PARTNERS MID CAP VALUE FUND -- INVESTOR CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  914.20              $ 5.95
Hypothetical (5% return before expenses)...................         1,000.00            1,018.57                6.29

-------------------------------------------------------------------------------------------------------------------------------


                                                             ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  926.60              $ 4.55
Hypothetical (5% return before expenses)...................         1,000.00            1,020.08                4.78


                                                               ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND -- INVESTOR CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  924.60              $ 5.74
Hypothetical (5% return before expenses)...................         1,000.00            1,018.82                6.04

-------------------------------------------------------------------------------------------------------------------------------


                                                     SEMI-ANNUAL REPORT 2008 | 5

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND EXPENSE EXAMPLES (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                  ROBECO WPG SMALL CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  854.40              $ 7.15
Hypothetical (5% return before expenses)...................         1,000.00            1,017.06                7.80

-------------------------------------------------------------------------------------------------------------------------------


                                                                         ROBECO WPG 130/30 LARGE CAP CORE FUND
                                                            (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND) -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  898.90              $ 6.56
Hypothetical (5% return before expenses)...................         1,000.00            1,017.87                7.00

-------------------------------------------------------------------------------------------------------------------------------


                                                                     ROBECO WPG CORE BOND FUND -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $1,063.80              $ 2.21
Hypothetical (5% return before expenses)...................         1,000.00            1,022.70                2.16


                                                                       ROBECO WPG CORE BOND FUND -- INVESTOR CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $1,062.50              $ 3.49
Hypothetical (5% return before expenses)...................         1,000.00            1,021.44                3.42


                                                                      ROBECO WPG CORE BOND FUND -- RETIREMENT CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                               SEPTEMBER 1, 2007   FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $1,063.30              $ 2.77
Hypothetical (5% return before expenses)...................         1,000.00            1,022.14                2.72

-------------------------------------------------------------------------------------------------------------------------------


                                                                   SAM SUSTAINABLE CLIMATE FUND -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                OCTOBER 1, 2007    FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  878.10              $ 5.85
Hypothetical (5% return before expenses)...................         1,000.00            1,014.33                6.29


                                                                      SAM SUSTAINABLE CLIMATE FUND -- INVESTOR CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                OCTOBER 1, 2007    FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  878.10              $ 6.36
Hypothetical (5% return before expenses)...................         1,000.00            1,013.79                6.84

-------------------------------------------------------------------------------------------------------------------------------


6 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND EXPENSE EXAMPLES (unaudited) (concluded)
--------------------------------------------------------------------------------


                                                                    SAM SUSTAINABLE WATER FUND -- INSTITUTIONAL CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                OCTOBER 1, 2007    FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  927.00              $ 6.00
Hypothetical (5% return before expenses)...................         1,000.00            1,014.33                6.29


                                                                       SAM SUSTAINABLE WATER FUND -- INVESTOR CLASS
                                                          ---------------------------------------------------------------------
                                                              BEGINNING ACCOUNT     ENDING ACCOUNT
                                                                     VALUE               VALUE         EXPENSES PAID DURING
                                                                OCTOBER 1, 2007    FEBRUARY 29, 2008          PERIOD*
                                                              ------------------   -----------------   --------------------
Actual.....................................................        $1,000.00           $  927.00              $ 6.60
Hypothetical (5% return before expenses)...................         1,000.00            1,013.71                6.92

-------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized six-month expense ratios in the table below, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
    (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

                                                                 INSTITUTIONAL         INVESTOR                RETIREMENT
                                                                 -------------         --------               ------------
Robeco Boston Partners Small Cap Value Fund II.............          1.55%*             1.80%*                     N/A
Robeco Boston Partners Long/Short Equity Fund..............          3.73%(1)           3.98%(1)                   N/A
Robeco Boston Partners Large Cap Value Fund ...............          0.75%              1.00%                      N/A
Robeco Boston Partners Mid Cap Value Fund..................          1.00%              1.25%                      N/A
Robeco Boston Partners All-Cap Value Fund..................          0.95%              1.20%                      N/A
Robeco WPG Small Cap Value Fund............................          1.55%               N/A                       N/A
Robeco WPG 130/30 Large Cap Core Fund
   (formerly Robeco WPG Large Cap Growth Fund).............          1.40%               N/A                       N/A
Robeco WPG Core Bond Fund..................................          0.43%              0.68%                     0.53%
SAM Sustainable Climate Fund ..............................          1.50%              1.75%                      N/A
SAM Sustainable Water Fund ................................          1.50%              1.75%                      N/A

* Effective March 5, 2008, Robeco has agreed to reduce the contractually agreed limit on BP Small Cap Value Fund II to 1.30% for the Institutional Class and 1.55% for the Investor Class.

(1) These amounts include dividends paid on securities which the Fund has sold short ("short-sale dividends") and related interest expense. The amount of short-sale dividends and related interest expense was 1.23% of average net assets for the most recent fiscal half-year.






                                                     SEMI-ANNUAL REPORT 2008 | 7

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II  PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
COMMON STOCK
   Consumer Services ......................     21.9%    $ 31,617,345
   Finance ................................     16.2       23,387,732
   Health Care ............................     13.3       19,169,008
   Technology .............................      9.8       14,176,451
   Capital Goods ..........................      8.6       12,312,260
   Other ..................................      6.5        9,373,920
   Consumer Non-Durables ..................      6.0        8,673,026
   Energy .................................      4.6        6,576,193
   Consumer Durables ......................      3.8        5,513,413
   Basic Industries .......................      3.7        5,385,046
   Transportation .........................      1.0        1,448,338
   Utilities ..............................      0.9        1,301,358
   Communications .........................      0.4          606,561

SHORT-TERM INVESTMENTS ....................      3.5        5,050,091

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...........................     (0.2)        (339,265)
                                               -----     ------------
NET ASSETS ................................    100.0%    $144,251,477
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


8 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND   PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
DOMESTIC COMMON STOCK
   Technology .............................     23.4%    $ 11,283,951
   Finance ................................     20.7       10,001,878
   Health Care ............................     19.4        9,379,052
   Consumer Services ......................     15.4        7,439,120
   Capital Goods ..........................      9.0        4,361,333
   Consumer Non-Durables ..................      7.3        3,496,528
   Communications .........................      5.0        2,419,925
   Energy .................................      3.2        1,534,260
   Basic Industries .......................      3.1        1,486,777
   Other ..................................      2.3        1,082,846
   Consumer Durables ......................      1.3          620,501

SHORT-TERM INVESTMENTS ....................      8.1        3,900,637

WARRANTS ..................................      0.1           79,727

RIGHTS ....................................       --               --

SECURITIES SOLD SHORT .....................    (35.4)     (17,073,662)

OTHER ASSETS IN EXCESS
   OF LIABILITIES .........................     17.1        8,226,761
                                               -----     ------------
NET ASSETS ................................    100.0%    $ 48,239,634
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                     SEMI-ANNUAL REPORT 2008 | 9

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND     PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
COMMON STOCK
   Finance ................................     25.5%    $ 16,583,439
   Energy .................................     15.5       10,076,454
   Health Care ............................     14.2        9,224,231
   Technology .............................     10.9        7,077,752
   Consumer Services ......................      9.6        6,244,495
   Consumer Non-Durables ..................      8.1        5,237,668
   Capital Goods ..........................      6.9        4,520,350
   Communications .........................      3.3        2,166,110
   Basic Industries .......................      1.7        1,075,793
   Transportation .........................      1.0          684,840
   Utilities ..............................      1.0          630,059

SHORT-TERM INVESTMENTS ....................     11.4        7,407,778

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...........................     (9.1)      (5,912,629)
                                               -----     ------------
NET ASSETS ................................    100.0%    $ 65,016,340
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


10 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND       PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
COMMON STOCK
   Finance ................................     21.9%    $ 10,323,434
   Consumer Services ......................     16.9        7,977,378
   Technology .............................     14.3        6,751,077
   Capital Goods ..........................      7.5        3,548,551
   Health Care ............................      7.5        3,528,915
   Energy .................................      6.9        3,253,822
   Basic Industries .......................      5.3        2,498,094
   Consumer Non-Durables ..................      4.4        2,069,149
   Other ..................................      4.1        1,919,508
   Utilities ..............................      3.3        1,536,676
   Communications .........................      2.6        1,214,932
   Consumer Durables ......................      1.8          847,689
   Transportation .........................      0.9          437,400

SHORT-TERM INVESTMENTS ....................      5.3        2,516,844

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...........................     (2.7)      (1,280,229)
                                               -----     ------------
NET ASSETS ................................    100.0%    $ 47,143,240
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 11

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND       PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
COMMON STOCK
   Finance ................................     28.4%    $  4,793,614
   Health Care ............................     14.4        2,431,177
   Technology .............................     13.2        2,223,918
   Energy .................................     10.1        1,708,846
   Consumer Services ......................      8.6        1,456,502
   Consumer Non-Durables ..................      8.3        1,409,360
   Communications .........................      3.3          563,173
   Capital Goods ..........................      3.1          520,866
   Consumer Durables ......................      2.8          479,553
   Other ..................................      2.6          443,082
   Utilities ..............................      1.3          213,346

SHORT-TERM INVESTMENTS ....................      4.2          714,271

CORPORATE BONDS ...........................      0.3           46,920

OPTIONS WRITTEN ...........................     (0.5)         (95,136)

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...........................     (0.1)         (12,875)
                                               -----     ------------
NET ASSETS ................................    100.0%    $ 16,896,617
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


12 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND                 PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
COMMON STOCK
   Finance                                      28.4%    $ 12,971,004
   Commercial Services                          13.6        6,210,804
   Consumer Non-Cyclical                        12.4        5,653,769
   Health Care                                  10.2        4,672,617
   Technology                                    8.4        3,838,389
   Consumer Cyclical                             8.0        3,664,357
   Consumer Services                             6.0        2,733,246
   Utilities                                     4.9        2,230,258
   Industrial                                    2.3        1,063,245
   Energy                                        1.8          821,008
   Transportation                                1.3          577,125
   Basic Materials                               0.8          356,650

SHORT-TERM INVESTMENTS                           1.3          609,845

OTHER ASSETS IN EXCESS OF
   LIABILITIES                                   0.6          277,640
                                               -----     ------------
NET ASSETS                                     100.0%    $ 45,679,957
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 13

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND           PORTFOLIO HOLDINGS SUMMARY TABLE
(FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
COMMON STOCK
   Technology .............................     24.1%    $  3,701,645
   Finance ................................     21.1        3,230,181
   Energy .................................     15.1        2,311,484
   Health Care ............................     14.7        2,252,735
   Consumer Non-Cyclical ..................     10.6        1,622,364
   Consumer Cyclical ......................      8.3        1,280,239
   Basic Materials ........................      7.4        1,133,064
   Industrial .............................      7.3        1,125,764
   Consumer Services ......................      5.5          843,790
   Utilities ..............................      4.4          668,844
   Telecommunications .....................      3.4          520,531
   Transportation .........................      2.5          376,240
   Commercial Services ....................      2.4          364,040
   Investment Company .....................      1.1          174,635

SECURITIES SOLD SHORT .....................    (29.3)      (4,483,527)

OTHER ASSETS IN EXCESS
   OF LIABILITIES .........................      1.4          208,909
                                               -----     ------------
NET ASSETS ................................    100.0%    $ 15,330,938
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND                               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
   Government Agency Mortgage-Backed
      Obligations .........................     47.0%    $ 40,569,885
   Corporate Bonds ........................     25.1       21,666,701
   Asset Backed Securities ................      8.9        7,719,921
   U.S. Treasury Obligations ..............      7.4        6,426,173
   Government Agency Obligations ..........      5.4        4,677,813
   Collateralized Mortgage
      Obligations .........................      4.5        3,927,663

Foreign Government Bonds ..................      0.8          645,370

SHORT-TERM INVESTMENTS ....................      3.1        2,664,733

LIABILITIES IN EXCESS OF
   OTHER ASSETS ...........................     (2.2)      (1,881,555)
                                               -----     ------------
NET ASSETS ................................    100.0%    $ 86,416,704
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 15

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SAM SUSTAINABLE CLIMATE FUND                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
COMMON STOCK
   Capital Goods ..........................     27.6%    $    993,308
   Utilities ..............................     17.1          615,495
   Technology .............................     16.9          606,699
   Basic Industries .......................      8.8          314,614
   Energy .................................      8.6          308,360
   Consumer Durables ......................      4.9          174,942
   Consumer Non-Durables ..................      3.0          107,460
   Consumer Services ......................      2.1           75,480
   Transportation .........................      1.3           46,924
   Health Care ............................      1.2           44,011

SHORT-TERM INVESTMENTS ....................      8.2          292,770

OTHER ASSETS IN EXCESS
   OF LIABILITIES .........................     0.30           12,802
                                               -----     ------------
NET ASSETS ................................    100.0%    $  3,592,865
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


16 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SAM SUSTAINABLE WATER FUND                              PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                              % of Net
   Security Type/Sector Classification         Assets       Value
   -----------------------------------        --------   ------------
COMMON STOCK
   Industrial                                   55.7%    $  2,246,440
   Consumer Non-Cyclical                        16.2          655,020
   Utilities                                    15.3          617,174
   Basic Materials                               3.3          131,003
   Diversified Operation                         2.0           80,080
   Consumer Cyclical                             1.6           63,366

SHORT-TERM INVESTMENTS                           7.4          296,648

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                 (1.4)         (55,189)
                                               -----     ------------
NET ASSETS                                     100.0%    $  4,034,542
                                               =====     ============

--------------------
Portfolio holdings are subject to change at any time.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 17

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II          PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
COMMON STOCK--96.7%
BASIC INDUSTRIES--3.7%
  Neenah Paper, Inc. ...........................        18,830     $    490,521
  Olin Corp. ...................................        20,865          401,025
  Rock-Tenn Co., Class A .......................        31,260          838,706
  Schweitzer-Mauduit International,
    Inc. .......................................        12,340          283,450
  Silgan Holdings, Inc. ........................        14,290          667,915
  UAP Holding Corp. ............................        26,535        1,021,597
  USEC, Inc.* ..................................       263,610        1,681,832
                                                                   ------------
                                                                      5,385,046
                                                                   ------------
CAPITAL GOODS--8.6%
  Actuant Corp., Class A .......................        19,320          519,322
  Acuity Brands, Inc. ..........................        30,985        1,376,044
  Beacon Roofing Supply, Inc.* .................       144,860        1,240,001
  Brady Corp., Class A .........................        28,738          878,808
  CIRCOR International, Inc. ...................        10,110          460,510
  Drew Industries, Inc.* .......................        36,425          982,018
  DRS Technologies, Inc. .......................        24,541        1,376,505
  Gardner Denver, Inc.* ........................        12,100          446,611
  Griffon Corp.* ...............................        38,305          338,999
  Lennox International, Inc. ...................        40,975        1,542,299
  LSI Industries, Inc. .........................        35,170          467,409
  NN, Inc. .....................................        61,040          594,530
  RBC Bearings, Inc.* ..........................        13,175          442,680
  Rofin-Sinar Technologies, Inc.* ..............        10,805          425,393
  Trimas Corp.* ................................        41,720          322,496
  WD-40 Co. ....................................        15,310          475,835
  Wesco International, Inc. ....................        10,570          422,800
                                                                   ------------
                                                                     12,312,260
                                                                   ------------
COMMUNICATIONS--0.4%
  EarthLink, Inc.* .............................        83,895          606,561
                                                                   ------------
CONSUMER DURABLES--3.8%
  Champion Enterprises, Inc.* ..................       143,585        1,275,035
  MDC Holdings, Inc. ...........................        25,835        1,081,970
  Natuzzi S.p.A. - ADR* ........................        43,355          166,917
  Sealy Corp. ..................................        75,595          688,670
  Tempur-Pedic International, Inc. .............        73,200        1,275,144
  Winnebago Industries, Inc. ...................        51,105        1,025,677
                                                                   ------------
                                                                      5,513,413
                                                                   ------------
Consumer Non-Durables--6.0%
  Alliance One International, Inc.* ............        93,505          458,175
  Brown Shoe Co., Inc. .........................        24,027          352,716
  Matthews International Corp.,
    Class A ....................................        14,555          652,937
  Nu Skin Enterprises, Inc., Class A ...........       111,695        1,849,669
  Oxford Industries, Inc. ......................        32,475          686,522
  Pilgrim's Pride Corp. ........................        28,145          660,282
  RC2 Corp.* ...................................        17,075          316,741
  Skechers U.S.A., Inc., Class A* ..............        21,950          467,316
  Tupperware  Brands Corp. .....................        21,205          773,558
  Universal Corp. ..............................         6,590          375,037
  Warnaco Group, Inc., (The)* ..................        55,380        2,080,073
                                                                   ------------
                                                                      8,673,026
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
CONSUMER SERVICES--21.9%
  ABM Industries, Inc. .........................        38,430     $    763,220
  ACCO Brands Corp.* ...........................        49,905          692,182
  Asbury Automative Group, Inc. ................        40,135          562,693
  Asset Acceptance Capital Corp. ...............        44,980          438,555
  Bowne & Co., Inc. ............................        45,295          601,065
  Build-A-Bear-Workshop, Inc.* .................        43,110          500,938
  CBIZ, Inc.* ..................................        45,825          407,842
  Charlotte Russe Holding, Inc.* ...............        44,595          868,265
  Charming Shoppes, Inc.* ......................       134,410          740,599
  Cornell Companies, Inc.* .....................        20,755          431,911
  Domino's Pizza, Inc. .........................        62,745          831,371
  Dress Barn, Inc. (The)* ......................        40,390          532,340
  Ennis, Inc. ..................................        35,085          559,957
  G&K Services, Inc., Class A ..................        23,255          889,736
  Gevity HR, Inc. ..............................        81,320          567,614
  Golfsmith International Holdings,
    Inc.* ......................................        83,560          250,680
  Group 1 Automotive, Inc. .....................        29,460          721,770
  Gymboree Corp. (The)* ........................        13,470          533,277
  IKON Office Solutions, Inc. ..................        79,535          566,289
  infoUSA, Inc. ................................        80,675          613,937
  Jamba, Inc.* .................................       127,760          319,400
  Kforce, Inc.* ................................        31,901          272,754
  Knoll, Inc. ..................................       142,483        2,006,161
  Lithia Motors, Inc., Class A .................        19,080          196,142
  Live Nation, Inc.* ...........................       120,670        1,432,353
  MAXIMUS, Inc. ................................        19,915          723,313
  Mothers Work, Inc.* ..........................        28,885          579,433
  MPS Group, Inc.* .............................        59,955          683,487
  Performance Food Group Co.* ..................        42,375        1,377,187
  PetMed Express, Inc.* ........................        42,626          488,068
  Regis Corp. ..................................        56,475        1,414,699
  Rent-A-Center, Inc.* .........................        77,880        1,335,642
  Restoration Hardware, Inc.* ..................       237,375        1,027,834
  Schawk, Inc. .................................        37,450          589,837
  Scholastic Corp.* ............................        32,985        1,150,187
  School Specialty, Inc.* ......................        14,605          445,745
  Spherion Corp.* ..............................        50,490          327,175
  Steiner Leisure Ltd.* ........................        12,980          426,004
  Universal Technical Institute, Inc.* .........        34,160          427,000
  Valassis Communications, Inc.* ...............       119,605        1,341,968
  Watson Wyatt Worldwide, Inc.,
    Class A ....................................        20,615        1,093,626
  World Fuel Services Corp. ....................        60,265        1,885,089
                                                                   ------------
                                                                     31,617,345
                                                                   ------------
ENERGY--4.6%
  Bristow Group, Inc.* .........................        18,565          979,490
  Compton Petroleum Corp.* .....................        71,510          845,963
  Comstock Resources, Inc.* ....................        20,260          735,438
  Hornbeck Offshore Services, Inc.* ............        13,655          613,519
  Newpark Resources, Inc.* .....................       122,095          540,881
  PetroHawk Energy Corp.* ......................        38,550          696,984
  Rosetta Resources, Inc.* .....................        24,780          506,999
  Whiting Petroleum Corp.* .....................        27,065        1,656,919
                                                                   ------------
                                                                      6,576,193
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


18 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
FINANCE--16.2%
  Advanta Corp., Class B .......................        57,517     $    444,031
  American Equity Investment Life
    Holding Co. ................................        61,220          584,651
  Amerisafe, Inc.* .............................        57,905          761,451
  Apollo Investment Corp. ......................        55,595          861,723
  Aspen Insurance Holdings Ltd. ................        32,865          951,113
  BankUnited Financial Corp.,
    Class A ....................................       120,673          588,884
  CNA Surety Corp.* ............................        23,520          331,867
  Cowen Group., Inc.* ..........................        45,080          338,100
  FBR Capital Markets Corp.* ...................        23,890          166,991
  Federal Agricultural Mortgage
    Corp., Class C .............................        53,515        1,286,501
  Hanmi Financial Corp. ........................        48,705          371,619
  Hanover Insurance Group, Inc.,
    (The) ......................................         9,075          396,487
  Hilb, Rogal & Hobbs Co. ......................        10,505          321,663
  Horace Mann Educators Corp. ..................        41,980          729,612
  Infinity Property & Casualty Corp. ...........        10,505          421,986
  IPC Holdings Ltd. ............................        57,930        1,571,062
  JMP Group, Inc. ..............................        66,135          463,606
  LandAmerica Financial Group, Inc. ............        23,655          870,977
  Max Re Capital Ltd. ..........................        72,290        2,005,325
  National Financial Partners Corp. ............        57,100        1,357,267
  Navigators Group, Inc., (The)* ...............        14,615          799,879
  PHH Corp.* ...................................        67,635        1,368,932
  Platinum Underwriters Holdings
    Ltd. .......................................        65,895        2,273,377
  ProAssurance Corp.* ..........................        22,850        1,214,934
  Quanta Capital Holdings Ltd.* ................        95,200          278,936
  Safety Insurance Group, Inc. .................        24,410          905,367
  Seabright Insurance Holdings, Inc.* ..........        29,815          444,244
  State Auto Financial Corp. ...................        30,050          815,557
  United America Indemnity Ltd.,
    Class A* ...................................        24,605          461,590
                                                                   ------------
                                                                     23,387,732
                                                                   ------------
HEALTH CARE--13.3%
  Alpharma, Inc., Class A* .....................        47,825        1,204,233
  Conmed Corp.* ................................        44,600        1,202,416
  Haemonetics Corp.* ...........................         7,460          433,426
  Healthspring, Inc.* ..........................        69,685        1,222,972
  Home Diagnostics, Inc.* ......................       122,000          885,720
  ICU Medical, Inc.* ...........................        12,845          344,760
  Invacare Corp. ...............................        24,605          614,141
  Kindred Healthcare, Inc.* ....................        58,190        1,227,227
  LifePoint Hospitals, Inc.* ...................        55,595        1,393,211
  Lincare Holdings, Inc.* ......................        69,545        2,260,212
  Medical Action Industries, Inc.* .............        33,440          629,341
  Mentor Corp. .................................        34,860        1,033,948
  Odyssey HealthCare, Inc.* ....................        66,160          578,238
  Omnicare, Inc. ...............................        36,015          755,595
  Owens & Minor, Inc. ..........................        17,050          732,638
  Perrigo Co. ..................................        21,115          705,663
  Res-Care, Inc.* ..............................        20,715          446,201
  Symmetry Medical, Inc.* ......................        81,070        1,443,046
  U.S. Physical Therapy, Inc.* .................       117,715        1,559,724


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
HEALTH CARE--(continued)
  Vital Signs, Inc. ............................         9,760     $    496,296
                                                                   ------------
                                                                     19,169,008
                                                                   ------------
OTHER--6.5%
  Anworth Mortgage Asset
    Corp. (REIT) ...............................       196,982        1,869,359
  Ares Capital Corp. ...........................        59,570          763,687
  Friedman, Billings, Ramsey
    Group, Inc., Class A .......................       302,085          752,192
  Gladstone Capital Corp. ......................        25,730          432,264
  Gladstone Commercial Corp.
    (REIT) .....................................        29,670          512,104
  KKR Financial Holdings LLC ...................        47,277          680,316
  Lexington Realty Trust (REIT) ................        41,695          603,327
  Meruelo Maddux Properties, Inc.* .............        86,240          366,520
  MFA Mortgage Investments, Inc.
    (REIT) .....................................       162,465        1,553,165
  Origen Financial, Inc. (REIT) ................       104,275          302,398
  Redwood Trust, Inc. (REIT) ...................        28,090          938,768
  St. Joe Co., (The) ...........................        15,600          599,820
                                                                   ------------
                                                                      9,373,920
                                                                   ------------
TECHNOLOGY--9.8%
  Acxiom Corp. .................................        87,605        1,113,460
  Bel Fuse, Inc., Class B ......................        14,410          392,961
  Belden, Inc. .................................         9,045          355,468
  Benchmark Electronics, Inc.* .................        22,420          376,656
  Brocade Communications
    Systems, Inc.* .............................        64,470          495,774
  CIBER, Inc.* .................................        72,845          335,087
  Electronics For Imaging, Inc.* ...............        46,600          701,796
  Emulex Corp.* ................................        61,255          911,474
  EnerSys* .....................................        21,815          501,527
  Gilat Satellite Networks Ltd.* ...............        57,545          617,458
  Goldleaf Financial Solutions, Inc.* ..........        99,460          264,564
  Ikanos Communications, Inc.* .................        58,130          265,073
  Imation Corp. ................................        50,350        1,135,392
  Insight Enterprises, Inc.* ...................        32,150          563,589
  Mercury Computer Systems, Inc.* ..............        28,990          185,826
  Ness Technologies, Inc.* .....................        43,020          400,946
  OmniVision Technologies, Inc.* ...............        57,495          911,871
  PAR Technology Corp.* ........................        64,525          511,038
  Photronics, Inc.* ............................        49,560          499,069
  Planar Systems, Inc.* ........................        72,445          337,594
  Smart Modular Technologies* ..................        86,820          576,485
  Sycamore Networks, Inc.* .....................       145,265          506,975
  Technitrol, Inc. .............................        59,480        1,309,155
  Verigy Ltd.* .................................        45,135          907,213
                                                                   ------------
                                                                     14,176,451
                                                                   ------------
TRANSPORTATION--1.0%
  Pacer International, Inc. ....................        83,110        1,277,401
  Quality Distribution, Inc.* ..................        55,680          170,937
                                                                   ------------
                                                                      1,448,338
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 19

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
UTILITIES--0.9%
  Puget Energy, Inc. ...........................        48,740     $  1,301,358
                                                                   ------------
    TOTAL COMMON STOCK
      (Cost $149,214,617) ......................                    139,540,651
                                                                   ------------
SHORT-TERM INVESTMENTS--3.5%
  PNC Bank Money Market
    Deposit Account ............................     5,050,091        5,050,091
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $5,050,091) ........................                      5,050,091
                                                                   ------------
TOTAL INVESTMENTS--100.2%
  (Cost $154,264,708) ..........................                    144,590,742

LIABILITIES IN EXCESS OF
  OTHER ASSETS--(0.2)% .........................                       (339,265)
                                                                   ------------
NET ASSETS--100.0% .............................                   $144,251,477
                                                                   ============

----------------
*--Non-income Producing
ADR--American Depository Receipt.
REIT--Real Estate Investment Trust






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


20 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND           PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
LONG POSITIONS--118.3%
DOMESTIC COMMON STOCK--110.1%
BASIC INDUSTRIES--3.1%
  Graphic Packaging Corp.* .....................       204,865     $    630,984
  Innospec, Inc. ...............................        17,005          318,674
  Kapstone Paper and Packaging
    Corp.* .....................................        72,960          485,184
  Kapstone Paper and Packaging
    Corp. ......................................        30,195           51,935
                                                                   ------------
                                                                      1,486,777
                                                                   ------------
CAPITAL GOODS--9.0%
  Dynamics Research Corp.* .....................        47,932          463,023
  EMCOR Group, Inc.* ...........................        13,180          317,506
  Graham Corp. .................................         4,850          186,628
  Hubbell, Inc., Class B .......................         7,560          342,997
  KHD Humboldt Wedag
    International Ltd.* ........................        20,585          547,973
  Lockheed Martin Corp. ........................         3,930          405,576
  LSB Industries, Inc.* ........................        14,680          350,118
  Research Frontiers, Inc.* ....................        14,811          111,823
  Sulphco, Inc.* ...............................        23,325           98,198
  Superior Essex, Inc. +* ......................        10,575          300,118
  Thermadyne Holdings Corp.* ...................        62,652          626,520
  TurboSonic Technologies, Inc.* ...............       207,003          124,202
  WD-40 Co. ....................................        15,658          486,651
                                                                   ------------
                                                                      4,361,333
                                                                   ------------
COMMUNICATIONS--5.0%
  Check Point Software
    Technologies Ltd.* .........................        29,510          646,859
  Copernic, Inc.* ..............................        24,948           30,936
  Embarq Corp. .................................         6,350          266,319
  HireRight, Inc.* .............................        50,898          452,992
  Imergent, Inc. ...............................        11,999          131,989
  Optio Software, Inc.* ........................        57,135           71,419
  Quepasa Corp.* ...............................        15,015           40,090
  Vodafone Group PLC - ADR .....................        24,180          779,321
                                                                   ------------
                                                                      2,419,925
                                                                   ------------
CONSUMER DURABLES--1.3%
  Strattec Security Corp. ......................         3,221          120,337
  Toll Brothers, Inc.* .........................        17,830          378,174
  Wescast Industries, Inc. .....................        15,335          121,990
                                                                   ------------
                                                                        620,501
                                                                   ------------
CONSUMER NON-DURABLES--7.3%
  Brown Shoe Co., Inc. .........................        32,085          471,008
  CCA Industries, Inc. .........................        29,713          276,331
  Coca-Cola Femsa S.A. de
    C.V. - ADR .................................         8,855          464,356
  Female Health Co., (The)* ....................        72,710          187,228
  Mattel, Inc. .................................        25,415          491,018
  Movado Group, Inc. ...........................        31,235          601,586
  Overhill Farms, Inc.* ........................        88,345          378,117
  Skechers U.S.A., Inc., Class A* ..............        29,445          626,884
                                                                   ------------
                                                                      3,496,528
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
CONSUMER SERVICES--15.4%
  Alloy, Inc.* .................................        41,015     $    315,405
  China Finance Online Co., Ltd -
    ADR* .......................................        11,302          240,394
  Coinstar, Inc.* ..............................        16,915          493,241
  Cornell Companies, Inc.* .....................        24,430          508,388
  CRA International, Inc.* .....................         7,610          289,028
  Dollar Tree Stores, Inc.* ....................        11,565          310,289
  eBay, Inc.* ..................................        15,050          396,718
  Gmarket, Inc. - ADR* .........................        16,940          387,418
  H&R Block, Inc. ..............................        18,805          350,713
  Hiedrick & Struggles International,
    Inc. .......................................        23,930          819,124
  Kenexa Corp.* ................................        24,555          497,484
  LECG Corp.* ..................................        27,360          259,920
  Local.Com Corp.* .............................        27,691          119,625
  Lululemon Athletica, Inc.* ...................         4,912          132,133
  McGraw-Hill Companies, Inc.,
    (The) ......................................         4,805          196,669
  Moody's Corp. ................................         6,945          263,771
  PetMed Express, Inc.* ........................        43,335          496,186
  Schawk, Inc. .................................        28,525          449,269
  Steiner Leisure Ltd. +* ......................        10,520          345,266
  SumTotal Systems, Inc.* ......................       109,345          496,426
  Thermoenergy Corp.* ..........................        89,566           71,653
                                                                   ------------
                                                                      7,439,120
                                                                   ------------
ENERGY--3.2%
  CE Franklin Ltd.* ............................        38,785          283,131
  Particle Drilling Technologies,
    Inc.* ......................................        30,575           59,621
  PetroHawk Energy Corp.* ......................        33,315          602,335
  Total SA .....................................         7,815          589,173
                                                                   ------------
                                                                      1,534,260
                                                                   ------------
FINANCE--20.7%
  Aegon N.V. ...................................        26,535          394,045
  American International Group,
    Inc. .......................................        10,775          504,916
  Bear Stearns Companies, Inc.
    (The) + ....................................         2,960          236,386
  Capital One Financial Corp. ..................        10,205          469,736
  Fidelity National Financial, Inc.,
    Class A ....................................        36,645          645,318
  Freddie Mac ..................................         9,825          247,394
  Genworth Financial, Inc., Class A ............        19,025          441,000
  Investors Title Co. ..........................         4,380          209,846
  IPC Holdings Ltd. ............................        10,810          293,167
  JPMorgan Chase & Co. .........................        21,580          877,227
  Legg Mason, Inc. .............................         4,100          270,764
  Lehman Brothers Holdings, Inc. ...............         5,765          293,957
  Merrill Lynch & Co., Inc. ....................         4,395          217,816
  Old Republic International Corp. .............        24,235          332,504
  PHH Corp.* ...................................        28,420          575,221
  Platinum Underwriters Holdings
    Ltd. .......................................        11,170          385,365
  Reinsurance Group of America,
    Inc. .......................................        13,510          739,132
  SLM Corp.* ...................................        11,585          227,182


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 21

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
FINANCE--(CONTINUED)
  State Street Corp. ...........................         7,065     $    554,956
  Stewart Information Services
    Corp. ......................................        12,455          370,785
  TFS Financial Corp.* .........................        66,560          825,344
  Torchmark Corp. ..............................         8,085          487,202
  Wesco Financial Corp. ........................         1,035          402,615
                                                                   ------------
                                                                     10,001,878
                                                                   ------------
HEALTH CARE--19.4%
  Alpha Pro Tech Ltd.* .........................       389,360          545,104
  American BIO Medica Corp.* ...................       194,905          148,128
  Health Grades, Inc.* .........................        70,407          384,422
  Health Net, Inc.* ............................        11,130          489,052
  Home Diagnostics, Inc.* ......................        80,260          582,688
  iLinc Communications, Inc.* ..................       128,845           45,096
  Johnson & Johnson ............................        11,970          741,661
  LHC Group, Inc.* .............................        30,040          510,680
  Lincare Holdings, Inc.* ......................         9,420          306,150
  McKesson Corp. ...............................        10,715          629,613
  MEDecision, Inc.* ............................        71,340          149,101
  MTS Medication Technologies,
    Inc.* ......................................        56,280          700,686
  Orthofix International N.V.* .................        22,171          887,949
  Osteotech, Inc.* .............................       107,555          470,015
  Pfizer, Inc. .................................        21,570          480,580
  Pharsight Corp.* .............................        37,558          190,419
  PHC, Inc., Class A* ..........................       320,195          867,728
  RemoteMDX, Inc.* .............................        72,530          121,125
  Sanofi-Aventis - ADR .........................        16,150          599,004
  Span-America Medical Systems,
    Inc. .......................................        10,965          135,527
  Unilens Vision, Inc. .........................       113,802          394,324
                                                                   ------------
                                                                      9,379,052
                                                                   ------------
OTHER--2.3%
  Friedman, Billings, Ramsey Group,
    Inc., Class A ..............................       118,675          295,501
  Keystone Consolidated Industries,
    Inc.* ......................................         9,543          118,142
  KKR Financial Holdings LLC ...................        23,745          341,691
  SWA Ltd.* ....................................        55,850                0
  United Capital Corp.* ........................        13,790          327,512
                                                                   ------------
                                                                      1,082,846
                                                                   ------------
TECHNOLOGY--23.4%
  Accenture Ltd., Class A ......................        14,435          508,834
  ACI Worldwide, Inc.* .........................        16,880          298,101
  Advanced Battery Technologies,
    Inc.* ......................................        11,435           53,058
  Akeena Solar, Inc.* ..........................         6,875           40,012
  Avnet, Inc.* .................................        10,005          337,269
  Brocade Communications
    Systems, Inc.* .............................        97,375          748,814
  CAM Commerce Solutions, Inc. .................        26,596        1,002,137
  Captaris, Inc.* ..............................        76,751          266,326
  CGI Group, Inc. Class A* .....................        47,075          521,591
  Coherent, Inc.* ..............................        13,865          394,321


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
TECHNOLOGY--(CONTINUED)
  Digi International, Inc.* ....................        79,251     $    834,513
  DivX, Inc. ...................................        36,625          360,024
  McAfee, Inc.* ................................        20,550          683,698
  Metalink Ltd.* ...............................        14,475           43,714
  MIPS Technologies, Inc.* .....................       130,035          482,430
  MoneyGram International, Inc. ................        42,850          156,831
  NetList, Inc.* ...............................        74,912          104,128
  NU Horizons Electronics Corp.* ...............        58,291          346,249
  PLATO Learning, Inc.* ........................        68,709          261,094
  Richardson Electronics Ltd. ..................        69,710          301,147
  Sigmatel, Inc.* ..............................        21,655           63,016
  SourceForge, Inc.* ...........................       242,690          417,427
  Sykes Enterprises, Inc.* .....................        50,460          847,223
  Symantec Corp.* ..............................        30,165          507,979
  Telular Corp.* ...............................       265,863          935,838
  Tier Technologies, Inc., Class B* ............        80,455          647,663
  Wireless Ronin Technologies, Inc.* ...........        26,545          120,514
                                                                   ------------
                                                                     11,283,951
                                                                   ------------
    TOTAL DOMESTIC COMMON STOCK
      (Cost $58,419,258) .......................                     53,106,171
                                                                   ------------
RIGHTS--0.0%
BASIC INDUSTRIES--0.0%
  Keystone Consolidated
    Industries, Inc.++* ........................         2,943                0
                                                                   ------------
    TOTAL RIGHTS
     (Cost $0) .................................                              0
                                                                   ------------
WARRANTS--0.1%
OTHER--0.1%
  American Apparel, Inc.* ......................        12,880           79,727
                                                                   ------------
    TOTAL WARRANTS
      (Cost $37,805) ...........................                         79,727
                                                                   ------------
SHORT-TERM INVESTMENTS--8.1%
MONEY MARKET ACCOUNT--8.1%
  PNC Bank Money Market
    Deposit Account ............................     3,900,637        3,900,637
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $3,900,637) ........................                      3,900,637
                                                                   ------------
TOTAL LONG POSITIONS--118.3%
  (Cost $62,357,951) ...........................                     57,086,535
                                                                   ------------
SECURITIES SOLD SHORT--(35.4%)
BASIC INDUSTRIES--(3.6%)
  Allegheny Technologies, Inc.* ................        (4,575)        (353,876)
  Carpenter Technology Corp.* ..................        (5,290)        (332,371)
  Century Aluminum Co.* ........................        (6,590)        (435,797)
  Ethanex Energy, Inc.* ........................          (648)            (641)
  Foundation Coal Holdings, Inc.* ..............        (2,685)        (155,112)
  Hybrid Technologies, Inc.* ...................            --               (1)
  Synthesis Energy Systems, Inc.* ..............        (5,796)         (47,817)
  Terra Industries, Inc.* ......................        (3,060)        (138,343)
  Titanium Metals Corp.* .......................       (11,515)        (237,439)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


22 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
BASIC INDUSTRIES--(CONTINUED)
  Uranium Energy Corp.* ........................       (12,625)    $    (44,819)
                                                                   ------------
                                                                     (1,746,216)
                                                                   ------------
CAPITAL GOODS--(4.7%)
  Applied Energetics, Inc.* ....................       (46,770)        (109,909)
  Bucyrus International, Inc. ..................        (2,075)        (207,251)
  Dynamic Materials Corp. ......................        (4,515)        (257,310)
  DynaMotive Energy Systems
    Corp.* .....................................       (42,618)         (33,881)
  FLIR Systems, Inc.* ..........................        (5,045)        (143,581)
  Fortress International Group, Inc.* ..........        (7,845)         (36,871)
  ICF International, Inc.* .....................        (7,920)        (206,237)
  Ladish Co., Inc.* ............................        (4,100)        (146,370)
  Layne Christensen Co.* .......................        (3,065)        (122,723)
  Lindsay Manufacturing Co. ....................        (2,275)        (178,861)
  Nano-Proprietary, Inc.* ......................        (8,285)          (9,528)
  Precision Castparts Corp. ....................        (1,360)        (150,130)
  Research Frontiers, Inc.* ....................       (14,811)        (111,823)
  Sulphco, Inc.* ...............................       (46,671)        (196,485)
  Titan International, Inc. ....................        (6,165)        (209,548)
  TurboChef Technologies, Inc.* ................        (7,733)         (65,730)
  WorldWater & Solar Technologies
    Corp.* .....................................       (45,123)         (69,941)
                                                                   ------------
                                                                     (2,256,179)
                                                                   ------------
COMMUNICATIONS--(1.6%)
  Copernic, Inc.* ..............................       (47,028)         (58,315)
  CTC Communications Group,
    Inc.++* ....................................       (98,900)             (10)
  DigitalFX International, Inc.* ...............          (906)            (815)
  Gaiam, Inc.* .................................       (12,880)        (274,086)
  Globalstar, Inc* .............................       (19,637)        (151,794)
  Imergent, Inc.* ..............................       (11,999)        (131,989)
  Interliant, Inc.++* ..........................          (600)               0
  One Communications Corp.* ....................       (37,790)              (4)
  Quepasa Corp.* ...............................       (15,015)         (40,090)
  TechTarget, Inc.* ............................       (10,690)        (124,218)
                                                                   ------------
                                                                       (781,321)
                                                                   ------------
CONSUMER DURABLES--(0.5%)
  iRobot Corp.+* ...............................       (13,340)        (244,389)
  QSound Labs, Inc.* ...........................        (4,440)          (8,836)
                                                                   ------------
                                                                       (253,225)
                                                                   ------------
CONSUMER NON-DURABLES--(4.6%)
  Aero Grow International, Inc.* ...............       (14,492)         (68,692)
  Amish Naturals, Inc.* ........................       (11,914)         (21,326)
  Andersons, Inc., (The)* ......................        (4,400)        (203,544)
  Cal-Maine Foods, Inc.* .......................       (11,205)        (386,572)
  Guess?, Inc. .................................        (3,285)        (135,112)
  Hansen Natural Corp.* ........................       (11,460)        (475,590)
  Javo Beverage Co., Inc.* .....................       (26,895)         (16,137)
  Skins, Inc.* .................................       (16,913)          (4,059)
  Star Scientific, Inc.* .......................       (63,737)        (118,551)
  True Religion Apparel, Inc.* .................        (9,185)        (187,650)
  Under Armour, Inc., Class A* .................        (5,850)        (215,397)
  USANA Health Sciences, Inc.* .................        (3,500)        (109,130)


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
CONSUMER NON-DURABLES--(CONTINUED)
  Valence Technology, Inc.* ....................       (38,015)    $   (139,515)
  Volcom, Inc.* ................................        (5,980)        (118,225)
                                                                   ------------
                                                                     (2,199,500)
                                                                   ------------
CONSUMER SERVICES--(8.7%)
  Bally Technologies, Inc.* ....................        (6,965)        (264,043)
  Bankrate, Inc.* ..............................        (3,080)        (130,161)
  Big Dog Holdings, Inc.* ......................        (5,115)         (54,321)
  China Finance Online Co., Ltd. -
    ADR* .......................................       (11,302)        (240,394)
  Concur Technologies, Inc.* ...................        (3,630)        (106,141)
  Constant Contact, Inc. .......................        (8,190)        (145,782)
  Crown Media Holdings, Inc.,
    Class A* ...................................       (19,815)        (109,775)
  Escala Group, Inc.* ..........................        (5,066)         (14,387)
  GameStop Corp., Class A* .....................        (6,390)        (270,680)
  Genius Products, Inc.* .......................       (42,200)         (48,530)
  Genmed Holding Corp.* ........................            (5)              (6)
  Iron Mountain, Inc.* .........................        (8,850)        (266,208)
  L-1 Identity Soloutions, Inc.* ...............            (1)             (10)
  Local.com Corp.* .............................       (37,541)        (162,177)
  Lululemon Athletica, Inc.* ...................       (10,192)        (274,165)
  Medis Technologies Ltd.* .....................       (18,472)        (200,052)
  Metalico, Inc.* ..............................       (13,465)        (156,598)
  Netflix, Inc.* ...............................        (9,540)        (301,273)
  Peet's Coffee & Tea, Inc.* ...................        (6,035)        (141,279)
  PokerTek, Inc.* ..............................        (8,680)         (42,966)
  Rewards Network, Inc.* .......................       (51,855)        (238,533)
  Ritchie Bros. Auctioneers, Inc.* .............        (4,185)        (299,688)
  Shutterly, Inc.* .............................       (10,740)        (164,215)
  Tim Hortons, Inc. ............................        (4,445)        (156,331)
  Vail Resorts, Inc.* ..........................        (5,970)        (270,142)
  Wynn Resorts Ltd.* ...........................        (1,130)        (113,791)
                                                                   ------------
                                                                     (4,171,648)
                                                                   ------------
ENERGY--(1.2%)
  Dril-Quip, Inc.* .............................        (2,670)        (124,903)
  Energytec, Inc.* .............................            (1)               0
  PowerSecure International, Inc.* .............       (34,710)        (461,990)
  Terra Nostra Resources Corp.* ................          (875)          (2,362)
                                                                   ------------
                                                                       (589,255)
                                                                   ------------
FINANCE--(0.6%)
  Franklin Credit Management
    Corp.* .....................................        (3,109)          (2,643)
  Ladenburg Thalmann Financial
    Services, Inc.* ............................            (1)              (1)
  Life Partners Holdings, Inc.* ................       (10,057)        (151,365)
  OptionsXpress Holdings, Inc.* ................        (6,105)        (141,392)
                                                                   ------------
                                                                       (295,401)
                                                                   ------------
HEALTH CARE--(1.9%)
  Align Technology, Inc.* ......................        (9,760)        (120,536)
  BioMimetic Therapeutics, Inc.* ...............        (6,190)         (85,051)
  Conceptus, Inc.* .............................       (11,960)        (204,038)
  EnteroMedics, Inc.* ..........................        (3,760)         (32,937)
  Isolagen, Inc.* ..............................       (23,230)         (14,402)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 23

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
HEALTH CARE--(CONTINUED)
  Medivation, Inc.* ............................        (5,390)    $    (86,294)
  ReGeneRx Biopharmaceuticals,
    Inc.* ......................................          (200)            (200)
  RemoteMDX, Inc.* .............................       (72,530)        (121,125)
  Savient Pharmaceuticals, Inc.* ...............        (7,525)        (170,667)
  Uluru, Inc.* .................................       (29,190)         (76,186)
                                                                   ------------
                                                                       (911,436)
                                                                   ------------
OTHER--0.0%
  China International Tourism
    Holdings Ltd.* .............................        (5,084)            (117)
                                                                   ------------
TECHNOLOGY--(6.9%)
  Acme Packet, Inc.* ...........................       (65,760)        (527,395)
  Advanced Battery Technologies,
    Inc.* ......................................       (11,435)         (53,058)
  Akeena Solar, Inc.* ..........................       (23,005)        (133,889)
  American Superconductor Corp.* ...............        (6,565)        (148,303)
  ANTS Software, Inc.* .........................       (13,984)         (15,103)
  Axis Technologies Group, Inc.* ...............        (5,845)          (2,455)
  AXT, Inc.* ...................................       (44,675)        (246,606)
  ConSyGen, Inc.++* ............................          (200)               0
  Ener1, Inc.* .................................      (155,310)        (133,567)
  Exlservice Holdings, Inc.* ...................        (7,590)        (161,895)
  Garmin Ltd.* .................................        (2,075)        (121,823)
  Juniper Networks, Inc.* ......................        (9,860)        (264,445)
  LML Payment Systems, Inc.* ...................        (7,808)         (16,319)
  Media Sciences International, Inc.* ..........       (15,144)         (53,004)
  Metalink Ltd.* ...............................       (31,510)         (95,160)
  Multi-Fineline Electronix, Inc.* .............       (11,995)        (255,134)
  Nestor, Inc.* ................................       (15,200)          (6,384)
  NETGEAR, Inc.* ...............................        (5,920)        (129,174)
  Netscout Systems, Inc.* ......................       (21,445)        (199,224)
  NVE Corp.* ...................................        (3,405)         (86,828)
  ParkerVision, Inc.* ..........................       (16,407)        (142,577)
  Raining Data Corp.* ..........................       (30,205)        (146,494)
  SPSS, Inc.* ..................................        (2,020)         (76,821)
  Tiger Telematics, Inc.* ......................        (6,510)             (65)
  Universal Display Corp.* .....................        (5,275)         (89,886)
  Vicor Corp. ..................................       (10,055)        (121,967)
  Vyyo, Inc.* ..................................       (15,518)         (22,501)
  Western Digital Corp.* .......................        (3,130)         (96,623)
  Xybernaut Corp.* .............................       (35,000)            (980)
                                                                   ------------
                                                                     (3,347,680)
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
TRANSPORTATION--(0.6%)
  Genco Shipping & Trading Ltd. ................        (4,660)    $   (271,538)
                                                                   ------------
UTILITIES--(0.5%)
  Clean Energy Fuels Corp.* ....................        (8,440)        (128,963)
  SJW Corp.* ...................................        (4,010)        (121,183)
                                                                   ------------
                                                                       (250,146)
                                                                   ------------
    TOTAL SECURITIES SOLD SHORT
      (Proceeds $20,182,676) ...................                    (17,073,662)
                                                                   ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--17.1% ...........................                      8,226,761
                                                                   ------------
NET ASSETS--100.0% .............................                   $ 48,239,634
                                                                   ============
----------------
*  -- Non-income producing.
+  -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
++ -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.
ADR -- American Depository Receipt.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


24 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND             PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
COMMON STOCK--97.7%
BASIC INDUSTRIES--1.7%
  Alcoa, Inc. ..................................        15,365     $    570,656
  PPG Industries, Inc. .........................         8,150          505,137
                                                                   ------------
                                                                      1,075,793
                                                                   ------------
CAPITAL GOODS--6.9%
  Honeywell International, Inc. ................        13,905          800,094
  Illinios Tool Works, Inc. ....................         6,450          316,501
  Lockheed Martin Corp. ........................        22,655        2,337,996
  United Technologies Corp. ....................        15,115        1,065,759
                                                                   ------------
                                                                      4,520,350
                                                                   ------------
COMMUNICATIONS--3.3%
  Embarq Corp. .................................        15,045          630,987
  Vodafone Group PLC - ADR .....................        33,897        1,092,500
  Windstream Corp. .............................        37,638          442,623
                                                                   ------------
                                                                      2,166,110
                                                                   ------------
CONSUMER NON-DURABLES--8.1%
  Altria Group, Inc. ...........................        22,912        1,675,784
  Loews Corp. - Carolina Group .................         3,195          240,551
  Mattel, Inc. .................................        17,500          338,100
  Molson Coors Brewing Co.,
    Class B ....................................         7,030          379,339
  NIKE, Inc., Class B ..........................        14,380          865,676
  Procter & Gamble Co. .........................        26,265        1,738,218
                                                                   ------------
                                                                      5,237,668
                                                                   ------------
CONSUMER SERVICES--9.6%
  Advance Auto Parts, Inc. .....................        15,130          507,460
  Avis Budget Group, Inc.* .....................        26,870          307,124
  CBS Corp., Class B ...........................        17,490          399,122
  eBay, Inc.* ..................................        11,520          303,667
  Home Depot, Inc., (The) ......................        23,095          613,172
  Liberty Media Holding Capital,
    Series A* ..................................         5,367          623,162
  Moody's Corp. ................................         8,525          323,780
  Omnicom Group, Inc. ..........................        14,420          644,141
  R. R. Donnelley & Sons Co. ...................        21,420          681,799
  Ross Stores, Inc. ............................        21,670          603,510
  Staples, Inc. ................................        14,185          315,616
  Time Warner, Inc. ............................        59,061          921,942
                                                                   ------------
                                                                      6,244,495
                                                                   ------------
ENERGY--15.5%
  Chesapeake Energy Corp. ......................        21,070          952,785
  Chevron Corp. ................................        13,176        1,141,832
  ConocoPhillips ...............................        17,315        1,432,124
  Dresser-Rand Group, Inc.* ....................        14,540          495,378
  Exxon Mobil Corp. ............................        20,879        1,816,682
  Marathon Oil Corp. ...........................        33,925        1,803,453
  Talisman Energy, Inc. ........................        64,440        1,092,258
  Total SA - ADR ...............................        17,800        1,341,942
                                                                   ------------
                                                                     10,076,454
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
FINANCE--25.5%
  ACE Ltd. .....................................        19,339     $  1,087,625
  American International Group,
    Inc. .......................................        13,978          655,009
  Bank of America Corp. ........................        45,015        1,788,896
  Bank of New York Mellon Corp.,
    (The) ......................................        16,027          703,104
  Bear Stearns Companies, Inc.
    (The) ......................................         7,350          586,971
  Berkshire Hathaway, Inc., Class B* ...........           433        2,024,058
  Capital One Financial Corp. ..................        13,985          643,730
  Citigroup, Inc. ..............................        67,393        1,597,888
  Freddie Mac ..................................        12,207          307,372
  JPMorgan Chase & Co. .........................        51,295        2,085,142
  Loews Corp. ..................................        29,115        1,218,172
  Merrill Lynch & Co., Inc. ....................        27,080        1,342,085
  Morgan Stanley ...............................        14,985          631,168
  National City Corp. ..........................        19,495          309,191
  Travelers Companies, Inc., (The) .............        19,639          911,446
  Wells Fargo & Co. ............................        23,660          691,582
                                                                   ------------
                                                                     16,583,439
                                                                   ------------
HEALTH CARE--14.2%
  CIGNA Corp. ..................................        14,945          666,248
  Covidien Ltd. ................................        16,327          698,632
  DaVita, Inc.* ................................        14,065          698,046
  Johnson & Johnson ............................        40,506        2,509,752
  Lincare Holdings, Inc.* ......................        19,820          644,150
  McKesson Corp. ...............................         8,750          514,150
  Pfizer, Inc. .................................        76,707        1,709,032
  WellPoint, Inc.* .............................        15,560        1,090,445
  Wyeth ........................................        15,905          693,776
                                                                   ------------
                                                                      9,224,231
                                                                   ------------
TECHNOLOGY--10.9%
  Accenture Ltd., Class A ......................        11,900          419,475
  Harris Corp. .................................        18,505          903,599
  Hewlett-Packard Co. ..........................        15,333          732,457
  Ingram Micro, Inc., Class A* .................        19,080          291,352
  International Business Machines
    Corp. ......................................         9,735        1,108,427
  McAfee, Inc.* ................................        12,440          413,879
  Microsoft Corp. ..............................        32,184          876,049
  Nokia OYJ - ADR ..............................        23,460          844,795
  Oracle Corp.* ................................        32,195          605,266
  Symantec Corp.* ..............................        20,930          352,461
  Taiwan Semiconductor
    Manufacturing Co., Ltd. - ADR ..............        54,414          529,992
                                                                   ------------
                                                                      7,077,752
                                                                   ------------
TRANSPORTATION--1.0%
  United Parcel Service, Inc. ..................         9,750          684,840
                                                                   ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 25

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
UTILITIES--1.0%
  DTE Energy Co. ...............................         4,470     $    177,951
  PG&E Corp. ...................................        12,005          452,108
                                                                   ------------
                                                                        630,059
                                                                   ------------
    TOTAL COMMON STOCK
      (Cost $62,867,850) .......................                     63,521,191
                                                                   ------------
SHORT-TERM INVESTMENT--11.4%
  PNC Bank Money Market Deposit
    Account ....................................     7,407,778        7,407,778
                                                                   ------------

    TOTAL SHORT-TERM INVESTMENTS
      (Cost $7,407,778) ........................                      7,407,778
                                                                   ------------
TOTAL INVESTMENTS--109.1%
  (Cost $70,275,628) ...........................                     70,928,969

LIABILITIES IN EXCESS OF
  OTHER ASSETS--(9.1)% .........................                     (5,912,629)
                                                                   ------------
NET ASSETS--100.0% .............................                   $ 65,016,340
                                                                   ============

----------------
* -- Non-income producing.
ADR -- American Depository Receipt.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


26 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
COMMON STOCK--97.4%
BASIC INDUSTRIES--5.3%
  Albemarle Corp. ..............................        16,275     $    617,474
  Crown Holdings, Inc.* ........................        25,440          633,710
  Lubrizol Corp., (The) ........................        12,835          748,281
  PPG Industries, Inc. .........................         8,045          498,629
                                                                   ------------
                                                                      2,498,094
                                                                   ------------
CAPITAL GOODS--7.5%
  Cooper Industries Ltd., Class A ..............         8,400          352,212
  Ingersoll-Rand Co. Ltd., Class A .............         7,820          327,345
  Lennox International, Inc. ...................        11,695          440,200
  Stanley Works, (The) .........................        16,650          808,191
  Terex Corp.* .................................         7,125          480,581
  Thomas & Betts Corp.* ........................        17,845          716,477
  W.W. Grainger, Inc. ..........................         5,750          423,545
                                                                   ------------
                                                                      3,548,551
                                                                   ------------
COMMUNICATIONS--2.6%
  CenturyTel, Inc. .............................        10,955          396,461
  Embarq Corp. .................................        10,220          428,627
  Windstream Corp. .............................        33,150          389,844
                                                                   ------------
                                                                      1,214,932
                                                                   ------------
CONSUMER DURABLES--1.8%
  BorgWarner, Inc. .............................         9,610          414,287
  Lennar Corp., Class A ........................        10,840          201,732
  Pulte Homes, Inc. ............................        17,110          231,670
                                                                   ------------
                                                                        847,689
                                                                   ------------
CONSUMER NON-DURABLES--4.4%
  General Mills, Inc. ..........................        14,495          811,575
  Loews Corp. - Carolina Group .................         4,735          356,498
  Mattel, Inc. .................................        35,265          681,320
  VF Corp. .....................................         2,890          219,756
                                                                   ------------
                                                                      2,069,149
                                                                   ------------
CONSUMER SERVICES--16.9%
  Burger King Holdings, Inc. ...................        10,120          259,679
  CBS Corp., Class B ...........................        28,895          659,384
  Dun & Bradstreet Corp., (The) ................         5,740          501,332
  Equifax, Inc. ................................        17,555          600,732
  Expedia, Inc.* ...............................        14,079          322,831
  Family Dollar Stores, Inc. ...................        16,685          319,518
  Hewitt Associates, Inc., Class A* ............        10,650          420,249
  Knoll, Inc. ..................................        47,085          662,957
  Kohl's Corp.* ................................        13,120          583,053
  Kroger Co., (The) ............................         9,555          231,709
  Manpower, Inc. ...............................         6,295          356,926
  McGraw-Hill Companies, Inc.,
    (The) ......................................        10,620          434,677
  Meredith Corp. ...............................        13,455          583,274
  Omnicom Group, Inc. ..........................        14,285          638,111
  R. R. Donnelley & Sons Co. ...................        10,855          345,515
  Safeway, Inc. ................................        12,445          357,669
  Staples, Inc. ................................        31,450          699,762
                                                                   ------------
                                                                      7,977,378
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
ENERGY--6.9%
  Anadarko Petroleum Corp. .....................         7,590     $    483,786
  Chesapeake Energy Corp. ......................        10,085          456,044
  Dresser-Rand Group, Inc.* ....................        12,695          432,519
  Helix Energy Solutions Group,
    Inc.* ......................................         8,720          307,118
  Murphy Oil Corp. .............................         3,550          285,349
  Noble Energy, Inc. ...........................         7,775          601,785
  PetroHawk Energy Corp.* ......................        38,010          687,221
                                                                   ------------
                                                                      3,253,822
                                                                   ------------
FINANCE--21.9%
  ACE Ltd. .....................................         8,675          487,882
  Affiliated Managers Group, Inc.* .............         2,020          194,627
  Allied World Assurance Co.
    Holdings Ltd. ..............................         5,160          224,718
  AON Corp. ....................................         5,325          221,573
  Assurant, Inc. ...............................         9,190          574,834
  Bear Stearns Companies, Inc.
    (The) ......................................         2,880          229,997
  Capital One Financial Corp. ..................         6,525          300,346
  CNA Financial Corp. ..........................        10,795          287,687
  Comerica, Inc. ...............................         5,605          203,125
  Commerce Bancorp, Inc. .......................        15,520          586,346
  Federated Investors, Inc., Class B ...........        15,865          643,802
  Hanover Insurance Group, Inc.,
    (The) ......................................        14,530          634,816
  Lincoln National Corp. .......................         6,160          314,838
  Loews Corp. ..................................        14,250          596,220
  Marsh & McLennan Cos., Inc. ..................        32,305          822,808
  Mercury General Corp. ........................        11,000          501,600
  Nationwide Financial Services,
    Inc., Class A ..............................         5,635          232,444
  Progressive Corp., (The) .....................        18,790          344,421
  Reinsurance Group of America,
    Inc. .......................................         9,900          541,629
  State Street Corp. ...........................         3,915          307,523
  Student Loan Corp., (The) ....................         1,635          180,668
  Suntrust Banks, Inc. .........................         7,895          458,936
  Synovus Financial Corp. ......................        19,910          229,562
  Unum Group ...................................        25,530          584,892
  Willis Group Holdings Ltd. ...................         7,610          249,988
  Zions Bancorporation .........................         7,710          368,152
                                                                   ------------
                                                                     10,323,434
                                                                   ------------
HEALTH CARE--7.5%
  CIGNA Corp. ..................................         5,755          256,558
  Coventry Health Care, Inc.* ..................        11,480          595,468
  DaVita, Inc.* ................................        12,400          615,412
  Hospira, Inc.* ...............................        13,565          577,326
  Lincare Holdings, Inc.* ......................         7,840          254,800
  McKesson Corp. ...............................        13,320          782,683
  Quest Diagnostics, Inc. ......................         9,370          446,668
                                                                   ------------
                                                                      3,528,915
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 27

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
OTHER--4.1%
  Annaly Capital Management, Inc.
    (REIT) .....................................        23,346     $    483,029
  AvalonBay Communities, Inc.
    (REIT) .....................................         2,665          246,326
  Nationwide Health Properties, Inc.
    (REIT) .....................................         8,950          271,453
  ProLogis (REIT) ..............................         6,510          350,759
  SL Green Realty Corp. (REIT) .................         2,770          253,455
  Ventas, Inc. (REIT) ..........................         7,520          314,486
                                                                   ------------
                                                                      1,919,508
                                                                   ------------
TECHNOLOGY--14.3%
  Acxiom Corp. .................................        39,755          505,286
  Amdocs Ltd.* .................................        12,665          392,615
  Arrow Electronics, Inc.* .....................        18,705          609,970
  Broadridge Financial Solutions,
    Inc. .......................................        26,640          510,156
  Brocade Communications
    Systems, Inc.* .............................        60,430          464,707
  CACI International, Inc., Class A* ...........         9,215          402,327
  Comverse Tecnology, Inc.* ....................        14,840          244,415
  Cymer, Inc.* .................................        20,335          576,091
  Emulex Corp.* ................................        12,550          186,744
  Harris Corp. .................................        14,185          692,654
  Ingram Micro, Inc., Class A* .................        29,590          451,839
  McAfee, Inc.* ................................        16,072          534,715
  SRA International, Inc., Class A* ............         9,195          220,680
  Sybase, Inc.* ................................         8,860          235,853
  Symantec Corp.* ..............................        42,935          723,025
                                                                   ------------
                                                                      6,751,077
                                                                   ------------
TRANSPORTATION--0.9%
  Norfolk Southern Corp. .......................         8,270          437,400
                                                                   ------------
UTILITIES--3.3%
  American Electric Power Co., Inc. ............         5,120          209,511
  DTE Energy Co. ...............................         7,510          298,973
  Edison International .........................         4,835          238,849
  NiSource, Inc. ...............................        10,285          176,799
  PG&E Corp. ...................................        11,435          430,642
  Sierra Pacific Resources .....................        14,090          181,902
                                                                   ------------
                                                                      1,536,676
                                                                   ------------
    TOTAL COMMON STOCK
      (Cost $47,129,928) .......................                     45,906,625
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
SHORT-TERM INVESTMENT--5.3%
  PNC Bank Money Market
    Deposit Account ............................     2,516,844     $  2,516,844
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,516,844) ........................                      2,516,844
                                                                   ------------
TOTAL INVESTMENTS--102.7%
  (Cost $49,646,772) ...........................                     48,423,469

LIABILITIES IN EXCESS OF OTHER
  ASSETS--(2.7)% ...............................                     (1,280,229)
                                                                   ------------
NET ASSETS--100.0% .............................                   $ 47,143,240
                                                                   ============

----------------
* -- Non-income producing
REIT -- Real Estate Investment Trust.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


28 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
COMMON STOCK--96.1%
CAPITAL GOODS--3.1%
  Dover Corp. ..................................         4,860     $    201,738
  Parker-Hannifin Corp. ........................         2,362          152,656
  W.W. Grainger, Inc. ..........................         2,260          166,472
                                                                   ------------
                                                                        520,866
                                                                   ------------
COMMUNICATIONS--3.3%
  Embarq Corp. .................................         2,010           84,300
  Vodafone Group PLC - ADR .....................        14,858          478,873
                                                                   ------------
                                                                        563,173
                                                                   ------------
CONSUMER DURABLES--2.8%
  Herman Miller, Inc. ..........................         2,625           78,304
  Lennar Corp., Class A ........................         5,445          101,331
  National Presto Industries, Inc. .............         1,150           60,260
  Pulte Homes, Inc. ............................        17,700          239,658
                                                                   ------------
                                                                        479,553
                                                                   ------------
CONSUMER NON-DURABLES--8.3%
  Mattel, Inc. .................................        12,140          234,545
  Nestle S.A. - ADR ............................         2,010          240,466
  NIKE, Inc., Class B ..........................         3,860          232,372
  Oxford Industries, Inc. ......................         1,660           35,092
  Procter & Gamble Co. .........................         5,380          356,049
  Tupperware  Brands Corp. .....................         5,540          202,099
  VF Corp. .....................................         1,430          108,737
                                                                   ------------
                                                                      1,409,360
                                                                   ------------
CONSUMER SERVICES--8.6%
  BancTec, Inc. 144A++ .........................         7,030           35,150
  Career Education Corp.*# .....................         4,300           63,855
  Clear Channel Communications,
    Inc. .......................................         2,445           78,240
  Equifax, Inc. ................................         1,355           46,368
  Expedia, Inc.* ...............................         5,379          123,341
  Harte-Hanks, Inc. ............................         4,530           76,602
  Herbalife Ltd. ...............................         2,165           90,562
  Omnicom Group, Inc. ..........................         3,900          174,213
  Pacific Sunwear of California,
    Inc.*# .....................................        10,365          115,673
  Rent-A-Center, Inc.* .........................         3,510           60,197
  Safeway, Inc. ................................         5,545          159,363
  Wal-Mart Stores, Inc. ........................         7,575          375,644
  Watson Wyatt Worldwide, Inc.,
    Class A ....................................         1,080           57,294
                                                                   ------------
                                                                      1,456,502
                                                                   ------------
ENERGY--10.1%
  Apache Corp. .................................         2,710          310,864
  Chevron Corp. ................................         1,875          162,488
  Devon Energy Corp. ...........................         2,380          244,474
  Dresser-Rand Group, Inc.* ....................         1,435           48,890
  Marathon Oil Corp. ...........................         3,170          168,517
  Pioneer Natural Resources Co. ................         3,720          166,619
  Quest Resource Corp.* ........................         1,493           10,600
  Quest Resource Corp.++ 144A* .................         2,430           17,253


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
ENERGY--(CONTINUED)
  Talisman Energy, Inc. ........................         9,260     $    156,957
  Total SA - ADR ...............................         5,600          422,184
                                                                   ------------
                                                                      1,708,846
                                                                   ------------
FINANCE--28.4%
  ACE Ltd. .....................................        11,185          629,044
  Alleghany Corp.* .............................           817          294,937
  Allied World Assurance Co.
    Holdings Ltd. ..............................         2,265           98,641
  AMBAC Financial Group, Inc. ..................         3,175           35,369
  American International Group,
    Inc. .......................................         3,395          159,090
  AON Corp. ....................................         3,150          131,071
  Aspen Insurance Holdings Ltd. ................         2,520           72,929
  Bear Stearns Companies, Inc.
    (The) ......................................           645           51,510
  Castlepoint Holdings Ltd. ....................            20              253
  Castlepoint Holdings Ltd. 144A++* ............         3,725           47,047
  Countrywide Financial Corp. ..................         1,429            9,017
  First American Corp. .........................         1,225           42,667
  Flagstone Reinsurance Holdings
    Ltd. .......................................        10,505          134,359
  Hanover Insurance Group, Inc.,
    (The) ......................................         3,875          169,299
  IndyMac Bancorp, Inc. ........................         1,750           10,762
  IPC Holdings Ltd. ............................         5,860          158,923
  J.G. Wentworth, Inc. 144A++ ..................         4,470           53,640
  JPMorgan Chase & Co. .........................         2,000           81,300
  Loews Corp. ..................................        18,210          761,906
  Maiden Holdings Ltd. 144A++* .................         3,315           26,520
  Marsh & McLennan Cos., Inc. ..................         5,670          144,415
  MBIA, Inc. ...................................         6,605           85,667
  Morgan Stanley# ..............................         5,890          248,087
  Peoples Choice Financial Corp.
    144A++* ....................................         1,465                0
  Quanta Capital Holdings Ltd.* ................        19,670           57,633
  SLM Corp.* ...................................         3,550           69,615
  Solar Capital LLC++ 144A* ....................         6,075           91,125
  Specialty Underwriters' Alliance,
    Inc.* ......................................         3,000           15,060
  Travelers Companies, Inc., (The) .............         5,225          242,492
  Unum Group ...................................        12,036          275,745
  Wesco Financial Corp. ........................           180           70,020
  White Mountains Insurance
    Group Ltd. .................................         1,065          525,471
                                                                   ------------
                                                                      4,793,614
                                                                   ------------
HEALTH CARE--14.4%
  Amgen, Inc.* .................................         5,175          235,566
  AstraZeneca PLC - ADR ........................         4,040          152,025
  Covidien Ltd. ................................         2,300           98,417
  DaVita, Inc.* ................................         3,965          196,783
  Johnson & Johnson ............................         6,715          416,062
  Lincare Holdings, Inc.* ......................         4,965          161,363
  Medtronic, Inc. ..............................         3,430          169,305
  Mentor Corp. .................................         2,155           63,917
  Pfizer, Inc. .................................        21,211          472,581


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 29

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
HEALTH CARE--(CONTINUED)
  Sanofi-Aventis - ADR .........................         3,355     $    124,437
  UnitedHealth Group, Inc. .....................         2,305          107,136
  Wyeth ........................................         5,355          233,585
                                                                   ------------
                                                                      2,431,177
                                                                   ------------
OTHER--2.6%
  Annaly Capital Management, Inc.
    (REIT) .....................................         4,605           95,277
  Ashford Hospitality Trust, Inc.
    (REIT) .....................................         9,795           65,137
  CBRE Realty Finance, Inc.
    (REIT) .....................................         9,825           48,536
  CBRE Realty Finance, Inc.
    (REIT)++ 144A* .............................           210            1,037
  Friedman, Billings, Ramsey
    Group, Inc., Class A (REIT) ................         9,720           24,203
  Hatteras Financial Corp. 144A++
    (REIT)* ....................................         3,890           93,360
  Meruelo Maddux Properties, Inc.* .............         3,080           13,090
  National Health Investors, Inc.
    (REIT) .....................................         3,400          102,442
                                                                   ------------
                                                                        443,082
                                                                   ------------
TECHNOLOGY--13.2%
  Accenture Ltd., Class A ......................         2,240           78,960
  Acxiom Corp. .................................         6,100           77,531
  Avnet, Inc.* .................................         3,125          105,344
  Belden, Inc. .................................         1,180           46,374
  Broadridge Financial Solutions,
    Inc. .......................................         3,520           67,408
  Fidelity National Information
    Services, Inc. .............................         2,185           90,656
  GSI Group, Inc.* .............................         5,320           43,305
  Hewlett-Packard Co. ..........................         8,860          423,242
  International Business Machines
    Corp. ......................................         5,485          624,522
  Microsoft Corp. ..............................        12,185          331,676
  Nokia OYJ - ADR ..............................         2,500           90,025
  Tech Data Corp.* .............................         3,145          104,886
  Tyco Electronics Ltd. ........................         4,255          139,989
                                                                   ------------
                                                                      2,223,918
                                                                   ------------
UTILITIES--1.3%
  Korea Electric Power Corp.--
    ADR ........................................        12,325          213,346
                                                                   ------------
    TOTAL COMMON STOCK
      (Cost $16,399,062) .......................                     16,243,437
                                                                   ------------
                                                        Par
                                                       (000)
                                                       Value
                                                     ---------

CORPORATE BONDS--0.3%
  MBIA Insurance Corp. 144A (a) (b)
    14.00% 01/15/33 ............................     $      46           46,920
                                                                   ------------
    TOTAL CORPORATE BONDS
      (Cost $46,000) ...........................                         46,920
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
SHORT-TERM INVESTMENTS--4.2%
  PNC Bank Money Market
    Deposit Account ............................       714,271     $    714,271
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $714,271) ..........................                        714,271
                                                                   ------------
TOTAL INVESTMENTS--100.6%
  (Cost $17,159,333) ...........................                     17,004,628
                                                                   ------------
OPTIONS WRITTEN--(0.5%)
  Career Education Corp. Call Options
    Expires 04/19/08
    Strike Price $22.50 ........................           (43)            (434)
  Morgan Stanley Call Options
    Expires 07/19/08
    Strike Price $45 ...........................           (25)          (9,375)
  Pacific Sunwear of California, Inc.
    Call Options Expires 03/22/08
    Strike Price $12.25 ........................           (77)          (1,307)
  Pulte Homes, Inc. Call Options
    Expires 01/17/09
    Strike Price $10 ...........................          (120)         (67,680)
  Pulte Homes, Inc. Call Options
    Expires 01/17/09
    Strike Price $20 ...........................           (57)          (9,342)
  Vodaphone Group Call Options
    Expires 03/22/08
    Strike Price $31 ...........................           (35)          (6,998)
                                                                   ------------
    TOTAL OPTIONS WRITTEN
      (Premiums received $189,458) .............                        (95,136)
                                                                   ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS--(0.1)% .........................                        (12,875)
                                                                   ------------
NET ASSETS--100.0% .............................                   $ 16,896,617
                                                                   ============

----------------
*  -- Non-income producing.
++ -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
# -- Security segregated as collateral for options written.
ADR -- American Depository Receipt.
REIT -- Real Estate Investment Trust.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


30 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND                         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
COMMON STOCK--98.1%
BASIC MATERIALS--0.8%
  Omnova Solutions, Inc.* ......................        54,800     $    213,720
  Uranium Resources, Inc.#* ....................        15,077          142,930
                                                                   ------------
                                                                        356,650
                                                                   ------------
COMMERCIAL SERVICES--13.6%
  Cross Country Healthcare, Inc.* ..............         9,200           99,912
  ICF International, Inc.* .....................        18,700          486,948
  LECG Corp.* ..................................       122,900        1,167,550
  Marlin Business Services Corp.* ..............        39,300          374,136
  MDC Partners, Inc., Class A* .................       304,400        2,456,508
  PeopleSupport, Inc.* .........................        26,600          308,826
  Princeton Review, Inc. (The)* ................        24,000          199,200
  RADWARE Ltd.* ................................        50,800          621,284
  Regis Corp. ..................................         8,800          220,440
  WidePoint Corp.* .............................       220,800          276,000
                                                                   ------------
                                                                      6,210,804
                                                                   ------------
CONSUMER CYCLICAL--8.0%
  Beacon Roofing Supply, Inc.#* ................        25,000          214,000
  Brown Shoe Co., Inc. .........................        12,500          183,500
  Casual Male Retail Group, Inc.#* .............       139,900          540,014
  Champion Enterprises, Inc.#* .................        20,900          185,592
  Collective Brands, Inc.* .....................        30,400          479,408
  Dress Barn, Inc. (The)* ......................        23,800          313,684
  DSW, Inc., Class A* ..........................        13,600          247,656
  Hot Topic, Inc.* .............................        19,800           90,882
  Maidenform Brands, Inc.* .....................         9,000          111,330
  Shoe Carnival, Inc.* .........................        43,500          589,425
  Skechers U.S.A., Inc., Class A* ..............         9,800          208,642
  Smith & Wesson Holding Corp.#* ...............        97,700          500,224
                                                                   ------------
                                                                      3,664,357
                                                                   ------------
CONSUMER NON-CYCLICAL--12.4%
  Alliance One International, Inc.* ............       317,700        1,556,730
  Chiquita Brands International,
    Inc.* ......................................        17,600          360,272
  Del Monte Foods Co. ..........................        51,200          459,776
  Delek US Holdings, Inc. ......................         7,400          116,772
  Jarden Corp.* ................................        19,200          462,528
  Libbey, Inc. .................................        88,500        1,376,175
  Lifetime Brands, Inc.# .......................        52,000          537,160
  Pantry, Inc. (The)* ..........................        32,600          784,356
                                                                   ------------
                                                                      5,653,769
                                                                   ------------
CONSUMER SERVICES--6.0%
  American Dental Partners, Inc.* ..............        24,600          235,422
  California Pizza Kitchen, Inc.* ..............        18,500          257,890
  Carrols Restaurant Group, Inc.* ..............        46,300          382,901
  Cheesecake Factory, Inc. (The)* ..............        11,800          246,738
  CKE Restaurants, Inc. ........................        16,100          178,388
  Domino's Pizza, Inc. .........................        17,400          230,550
  Journal Register Co.# ........................        44,700           44,700
  Lee Enterprises, Inc. ........................        49,100          506,221
  P.F. Chang's China Bistro, Inc.#* ............         4,000          114,120


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
CONSUMER SERVICES--(CONTINUED)
  Valassis Communications, Inc.* ...............        47,800     $    536,316
                                                                   ------------
                                                                      2,733,246
                                                                   ------------
ENERGY--1.8%
  American Oil & Gas, Inc.* ....................        49,200          236,160
  Geomet, Inc.* ................................        69,000          414,000
  Holly Corp. ..................................         3,200          170,848
                                                                   ------------
                                                                        821,008
                                                                   ------------
FINANCE--28.4%
  Apollo Investment Corp. ......................        21,400          331,700
  Ares Capital Corp. ...........................        27,500          352,550
  Ashford Hospitality Trust, Inc.
    (REIT) .....................................        28,200          187,530
  Aspen Insurance Holdings Ltd. ................        13,600          393,584
  Assured Guaranty Ltd. ........................        15,500          397,575
  Berkshire Hills Bancorp, Inc. ................        18,900          428,085
  CapLease, Inc. (REIT) ........................       134,300        1,107,975
  Danvers Bancorp, Inc.* .......................        42,900          438,009
  Darwin Professional Underwriters,
    Inc.* ......................................        12,200          255,468
  Dearborn Bancorp, Inc.* ......................        25,350          177,196
  Delphi Financial Group, Inc.,
    Class A ....................................        17,600          530,816
  Encore Bancshares, Inc.* .....................        14,100          262,119
  Essa Bancorp, Inc.* ..........................        21,700          260,400
  First Financial Bankshares, Inc. .............         5,401          204,536
  Flushing Financial Corp. .....................        12,600          205,380
  Home Financial Bancorp, Inc. .................        29,000          329,150
  Investors Bancorp, Inc.* .....................        17,300          250,850
  Jackson Hewitt Tax Service, Inc. .............        20,400          426,972
  Meadowbrook Insurance Group,
    Inc. .......................................        83,300          663,068
  MFA Mortgage Investments, Inc.
    (REIT) .....................................        50,400          481,824
  National Financial Partners Corp. ............         8,300          197,291
  New York Community Bancorp,
    Inc. .......................................        11,900          194,327
  Pennantpark Investment Corp. .................        53,400          496,086
  Renasant Corp. ...............................        16,400          345,384
  Sun Communities, Inc. (REIT)# ................        52,200        1,063,836
  TICC Capital Corp. ...........................        31,045          347,704
  United Financial Bancorp, Inc. ...............        30,732          353,111
  Validus Holdings Ltd. ........................        22,300          553,932
  Viewpoint Financial Group ....................        14,700          228,144
  Westfield Financial, Inc. ....................        65,400          655,308
  WSFS Financial Corp. .........................        13,800          653,430
  Zenith National Insurance Corp. ..............         5,800          197,664
                                                                   ------------
                                                                     12,971,004
                                                                   ------------
HEALTH CARE--10.2%
  HealthTronics, Inc.* .........................       108,700          396,755
  ICU Medical, Inc.* ...........................        25,800          692,472
  Kensey Nash Corp.* ...........................        27,800          754,770
  Lakeland Industries, Inc.* ...................        80,964          850,929
  LifePoint Hospitals, Inc.* ...................        53,300        1,335,698



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 31

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND (concluded)             PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
HEALTH CARE--(CONTINUED)
  Matrixx Initiatives, Inc.* ...................        11,900     $    172,550
  NovaMed, Inc.#* ..............................        30,600          122,706
  Providence Service Corp. (The)* ..............        12,300          346,737
                                                                   ------------
                                                                      4,672,617
                                                                   ------------
INDUSTRIAL--2.3%
  Altra Holdings, Inc.* ........................        15,000          192,750
  Newpark Resources, Inc.* .....................       196,500          870,495
                                                                   ------------
                                                                      1,063,245
                                                                   ------------
TECHNOLOGY--8.4%
  Actuate Corp.* ...............................        46,200          221,760
  Axesstel, Inc.* ..............................       284,420           76,793
  Computer Programs and Systems,
    Inc. .......................................        27,900          621,333
  CPI International, Inc.* .....................        46,550          484,120
  Digi International, Inc.* ....................        26,500          279,045
  Foundry Networks, Inc.* ......................        25,300          300,311
  OmniVision Technologies, Inc.#* ..............        13,400          212,524
  Plantronics, Inc. ............................        12,100          228,206
  Rackable Systems, Inc.#* .....................        97,600          901,824
  Trident Microsystems, Inc.* ..................       102,700          512,473
                                                                   ------------
                                                                      3,838,389
                                                                   ------------
TRANSPORTATION--1.3%
  Double Hull Tankers, Inc. ....................        51,300          577,125
                                                                   ------------
UTILITIES--4.9%
  El Paso Electric Co.* ........................        16,300          333,498
  Great Plains Energy, Inc. ....................        10,600          269,558
  Hawaiian Electric Industries, Inc. ...........        10,300          231,338
  Portland General Electric Co. ................        18,800          438,604
  Synthesis Energy Systems, Inc.* ..............         6,900           56,925
  UGI Corp. ....................................        26,200          670,982
  Vectren Corp. ................................         8,900          229,353
                                                                   ------------
                                                                      2,230,258
                                                                   ------------
    TOTAL COMMON STOCK
      (Cost $49,674,347) .......................                     44,792,472
                                                                   ------------
SHORT-TERM INVESTMENTS--1.3%
  Dreyfus Government Cash
    Management .................................       609,845          609,845
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $609,845) ..........................                        609,845
                                                                   ------------
TOTAL INVESTMENTS (a)--99.4%
  (Cost $50,284,192) ...........................                     45,402,317
                                                                   ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.6% ............................                        277,640
                                                                   ------------
NET ASSETS--100.0% .............................                   $ 45,679,957
                                                                   ============

----------------
* -- Non-income producing.
# Portion of security out on loan (See Note 6).
(a) At February 29, 2008, the market value of securities on loan was $1,946,888. REIT -- Real Estate Investment Trust



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


32 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND                   PORTFOLIO OF INVESTMENTS
(FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
LONG POSITIONS--127.9%
DOMESTIC COMMON STOCK--127.9%
BASIC MATERIALS--7.4%
  AK Steel Holding Corp. .......................         1,010     $     53,146
  Celanese Corp. Series A ......................         5,778          224,764
  Freeport-McMoRan Copper &
    Gold, Inc., Class B ........................         3,132          315,894
  Monsanto Co. .................................           530           61,310
  Mosaic Co., (The)* ...........................         2,204          245,305
  Nucor Corp. ..................................         3,124          201,717
  PPG Industries, Inc. .........................           499           30,928
                                                                   ------------
                                                                      1,133,064
                                                                   ------------
COMMERCIAL SERVICES--2.4%
  Avis Budget Group, Inc.* .....................         8,145           93,098
  Computer Sciences Corp.* .....................         1,596           69,346
  Hewitt Associates, Inc., Class A* ............         1,809           71,383
  Omnicom Group, Inc. ..........................         2,915          130,213
                                                                   ------------
                                                                        364,040
                                                                   ------------
CONSUMER CYCLICAL--8.3%
  AutoZone, Inc.* ..............................         1,071          123,251
  Best Buy Co., Inc. ...........................         1,463           62,924
  BorgWarner, Inc. .............................         3,338          143,901
  CB Richard Ellis Group, Inc.,
    Class A* ...................................         8,856          177,651
  Coach, Inc.* .................................         2,184           66,219
  Fastenal Co. .................................         1,832           74,489
  Oshkosh Corp. ................................         1,872           75,011
  RadioShack Corp. .............................        11,326          197,639
  TJX Companies, Inc. (The) ....................         2,511           80,352
  Toro Co. .....................................         1,472           70,921
  Wal-Mart Stores, Inc. ........................         4,192          207,881
                                                                   ------------
                                                                      1,280,239
                                                                   ------------
CONSUMER NON-CYCLICAL--10.6%
  Altria Group, Inc. ...........................         3,676          268,862
  Avon Products, Inc. ..........................         2,367           90,088
  Coca-Cola Enterprises, Inc. ..................        11,867          289,911
  ConAgra Foods, Inc. ..........................         4,218           93,218
  Estee Lauder Cos., Inc., (The) ..............          5,943          253,053
  Kroger Co., (The) ............................         3,200           77,600
  Pepsi Bottling Group, Inc. ...................         6,978          237,322
  Procter & Gamble Co. .........................         1,565          103,572
  Safeway, Inc. ................................         7,263          208,738
                                                                   ------------
                                                                      1,622,364
                                                                   ------------
CONSUMER SERVICES--5.5%
  Brinker International, Inc. ..................         3,474           64,060
  CBS Corp., Class B ...........................         4,779          109,057
  Hasbro, Inc. .................................         2,663           68,625
  McDonald's Corp. .............................         1,027           55,571
  Royal Caribbean Cruises Ltd. .................         3,595          125,861
  Walt Disney Co., (The) .......................        10,378          336,351
  Yum! Brands, Inc. ............................         2,446           84,265
                                                                   ------------
                                                                        843,790
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
ENERGY--15.1%
  Chesapeake Energy Corp. ......................         1,807     $     81,712
  ConocoPhillips ...............................           818           67,657
  EnCana Corp. .................................         2,037          155,240
  ENSCO International, Inc. ....................         4,694          280,889
  Exxon Mobil Corp. ............................         9,592          834,600
  Murphy Oil Corp. .............................           950           76,361
  Occidental Petroleum Corp. ...................         1,940          150,098
  Royal Dutch Shell PLC - ADR ..................         3,099          221,423
  SEACOR Holdings, Inc.* .......................         1,280          122,867
  Valero Energy Corp. ..........................         4,770          275,563
  Weatherford International Ltd.* ..............           654           45,074
                                                                   ------------
                                                                      2,311,484
                                                                   ------------
EXCHANGE TRADED FUNDS--1.1%
  SPDR Trust Series 1 ..........................         1,305          174,635
                                                                   ------------
FINANCE--21.1%
  ACE Ltd. .....................................         4,483          252,124
  American Express Co. .........................         5,831          246,651
  Bank of America Corp. ........................         4,049          160,907
  Charles Schwab Corp., (The) ..................        11,196          219,553
  Chubb Corp., (The) ...........................         5,802          295,322
  CIT Group, Inc. ..............................         6,789          150,851
  Endurance Specialty Holdings Ltd. ............         2,873          112,909
  Goldman Sachs Group, Inc., (The) .............           417           70,736
  JPMorgan Chase & Co. .........................         4,026          163,657
  Keycorp ......................................         2,604           57,418
  Loews Corp. ..................................         1,632           68,283
  MetLife, Inc. ................................         5,123          298,466
  Northern Trust Corp. .........................         2,898          195,992
  ProLogis (REIT) ..............................         4,455          240,035
  Regions Financial Corp. ......................        10,939          231,907
  State Street Corp. ...........................         1,303          102,351
  TD Ameritrade Holding Corp.* .................         6,643          121,567
  W.R. Berkley Corp. ...........................         4,159          119,738
  Wells Fargo & Co. ............................         4,164          121,714
                                                                   ------------
                                                                      3,230,181
                                                                   ------------
HEALTH CARE--14.7%
  Aetna, Inc. ..................................         3,896          193,242
  AstraZeneca PLC - ADR ........................         5,360          201,697
  Boston Scientific Corp.* .....................        15,070          189,731
  Humana, Inc.* ................................         2,873          196,312
  Invitrogen Corp.* ............................         2,732          230,827
  Medco Health Solutions, Inc.* ................         4,934          218,625
  Merck & Co., Inc. ............................         2,098           92,941
  Pfizer, Inc. .................................        19,874          442,793
  Sanofi-Aventis - ADR .........................         6,321          234,446
  Thermo Fisher Scientific, Inc.* ..............         2,858          159,848
  Watson Pharmaceuticals, Inc.* ................         3,318           92,273
                                                                   ------------
                                                                      2,252,735
                                                                   ------------
INDUSTRIAL--7.3%
  AGCO Corp.* ..................................         1,421           92,166
  Caterpillar, Inc. ............................         4,145          299,808
  General Electric Co. .........................         7,302          241,988
  Parker-Hannifin Corp. ........................         4,263          275,518
  Tyco International Ltd. ......................         5,399          216,284
                                                                   ------------
                                                                      1,125,764
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 33

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND (continued) PORTFOLIO OF INVESTMENTS (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
TECHNOLOGY--24.1%
  Apple, Inc.* .................................         2,862     $    357,807
  Broadcom Corp., Class A* .....................         2,316           43,796
  CA, Inc. .....................................         8,326          190,499
  Ciena Corp.* .................................         6,967          179,958
  Expedia, Inc.* ...............................        10,609          243,264
  Hewlett-Packard Co. ..........................         9,617          459,404
  Intel Corp. ..................................        20,215          403,289
  International Business Machines
    Corp. ......................................         1,641          186,844
  JDS Uniphase Corp.* ..........................        18,387          241,789
  Nokia OYJ - ADR ..............................         4,615          166,186
  Northrop Grumman Corp. .......................         1,835          144,249
  Novell, Inc.* ................................        15,403          114,752
  Oracle Corp.* ................................         4,119           77,437
  Raytheon Co. .................................         4,008          259,879
  STMicroelectronics N.V. ......................        13,950          167,261
  Symantec Corp.* ..............................        15,577          262,317
  Taiwan Semiconductor
    Manufacturing Co., Ltd. - ADR ..............        20,833          202,914
                                                                   ------------
                                                                      3,701,645
                                                                   ------------
TELECOMMUNICATIONS--3.4%
  Embarq Corp. .................................         5,394          226,224
  Qwest Communications
    International, Inc. ........................        29,022          156,719
  Sprint Nextel Corp. ..........................         9,780           69,536
  Telephone and Data Systems, Inc. .............         1,451           68,052
                                                                   ------------
                                                                        520,531
                                                                   ------------
TRANSPORTATION--2.5%
  CSX Corp. ....................................         1,539           74,672
  Delta Air Lines, Inc.* .......................         3,966           52,946
  GATX Corp. ...................................         6,910          248,622
                                                                   ------------
                                                                        376,240
                                                                   ------------
UTILITIES--4.4%
  Duke Energy Corp. ............................         4,801           84,210
  Edison International .........................         5,016          247,790
  Oneok, Inc. ..................................         1,861           86,667
  Pepco Holdings, Inc. .........................         2,492           62,973
  Public Service Enterprise
    Group, Inc. ................................         4,245          187,204
                                                                   ------------
                                                                        668,844
                                                                   ------------
    TOTAL DOMESTIC COMMON STOCK
      (Cost $20,911,848) .......................                     19,605,556
                                                                   ------------
    TOTAL LONG POSITIONS
      (Cost $20,911,848) .......................                     19,605,556
                                                                   ------------
SECURITIES SOLD SHORT--(29.3%)
BASIC MATERIALS--(3.0%)
  Arch Coal, Inc. ..............................        (1,131)         (57,783)
  Ashland, Inc. ................................          (713)         (31,493)
  Crown Holdings, Inc.* ........................        (2,267)         (56,471)
  Foundation Coal Holdings, Inc.* ..............          (916)         (52,917)
  Goldcorp, Inc. ...............................        (1,328)         (57,383)


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
BASIC MATERIALS--(CONTINUED)
  Louisiana-Pacific Corp. ......................        (5,633)    $    (61,287)
  Peabody Energy Corp. .........................        (1,491)         (84,421)
  Titanium Metals Corp.* .......................        (2,853)         (58,829)
                                                                   ------------
                                                                       (460,584)
                                                                   ------------
COMMERCIAL SERVICES--(0.8%)
  DST Systems, Inc.* ...........................          (493)         (34,638)
  Idearc, Inc. .................................        (7,869)         (37,929)
  Lamar Advertising Co., Class A ...............        (1,303)         (49,657)
                                                                   ------------
                                                                       (122,224)
                                                                   ------------
CONSUMER CYCLICAL--(2.4%)
  Chico's FAS, Inc.* ...........................        (8,215)         (76,482)
  General Motors Corp. .........................        (3,180)         (74,030)
  O'Reilly Automotive, Inc.* ...................        (2,693)         (72,603)
  Owens Corning, Inc.* .........................        (4,049)         (76,364)
  Toll Brothers, Inc.* .........................        (3,389)         (71,881)
                                                                   ------------
                                                                       (371,360)
                                                                   ------------
CONSUMER NON-CYCLICAL--(2.0%)
  Dean Foods Co. ...............................        (1,717)         (36,950)
  Fortune Brands, Inc. .........................          (688)         (44,706)
  Hansen Natural Corp.* ........................        (1,852)         (76,858)
  Smithfield Foods, Inc.* ......................        (2,760)         (76,038)
  Whole Foods Market, Inc. .....................        (2,130)         (74,870)
                                                                   ------------
                                                                       (309,422)
                                                                   ------------
CONSUMER SERVICES--(1.1%)
  Dreamworks Animation SKG, Inc.,
    Class A* ...................................        (2,154)         (54,669)
  Harman International Industries,
    Inc. .......................................          (924)         (38,069)
  Las Vegas Sands Corp.* .......................          (474)         (39,484)
  Scientific Games Corp., Class A* .............        (1,951)         (40,327)
                                                                   ------------
                                                                       (172,549)
                                                                   ------------
ENERGY--(2.2%)
  Dresser-Rand Group, Inc.* ....................          (984)         (33,525)
  Hess Corp. ...................................          (758)         (70,630)
  Schlumberger Ltd. ............................          (973)         (84,116)
  Southwestern Energy Co.* .....................        (1,157)         (75,471)
  Tesoro Corp. .................................        (2,086)         (77,474)
                                                                   ------------
                                                                       (341,216)
                                                                   ------------
FINANCE--(4.4%)
  Arthur J. Gallagher & Co. ....................        (2,580)         (60,888)
  Douglas Emmett, Inc. (REIT) ..................        (3,333)         (70,626)
  First American Corp. .........................        (1,909)         (66,491)
  Huntington Bancshares, Inc. ..................        (6,017)         (73,528)
  Kilroy Realty Corp. (REIT) ...................          (682)         (32,347)
  Marsh & McLennan Cos., Inc. ..................        (1,734)         (44,165)
  Merrill Lynch & Co., Inc. ....................          (772)         (38,260)
  National City Corp. ..........................        (4,591)         (72,813)
  Old Republic International Corp. .............        (6,203)         (85,105)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


34 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND (concluded) PORTFOLIO OF INVESTMENTS (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
FINANCE--(CONTINUED)
  PMI Group, Inc., (The) .......................        (7,500)    $    (54,525)
  Washington Federal, Inc. .....................        (3,287)         (74,615)
                                                                   ------------
                                                                       (673,363)
                                                                   ------------
HEALTH CARE--(3.0%)
  Covance, Inc.* ...............................          (555)         (46,848)
  Elan Corp PLC - ADR* .........................        (3,392)         (77,236)
  Health Management Associates,
    Inc., Class A ..............................       (13,510)         (72,278)
  Mylan, Inc. ..................................        (5,357)         (63,427)
  Omnicare, Inc. ...............................        (1,677)         (35,183)
  Pharmaceutical Product
    Development, Inc. ..........................        (1,666)         (75,087)
  Schering-Plough Corp. ........................        (1,280)         (27,776)
  Tenet Healthcare Corp.* ......................       (13,750)         (66,137)
                                                                   ------------
                                                                       (463,972)
                                                                   ------------
INDUSTRIAL--(1.3%)
  Graco, Inc. ..................................        (1,131)         (39,257)
  Stericycle, Inc.* ............................        (1,455)         (78,410)
  Teleflex, Inc. ...............................        (1,328)         (75,099)
                                                                   ------------
                                                                       (192,766)
                                                                   ------------
TECHNOLOGY--(7.4%)
  Alliant Techsystems, Inc.* ...................          (798)         (83,742)
  Amphenol Corp., Class A ......................        (2,041)         (75,456)
  Applied Materials, Inc. ......................        (4,249)         (81,453)
  Compuware Corp.* .............................        (6,991)         (55,648)
  Cypress Semiconductor Corp.* .................        (3,459)         (75,199)
  Diebold, Inc. ................................        (3,172)         (76,509)
  Echostar Corp., Class A* .....................        (2,017)         (80,801)
  Linear Technology Corp. ......................        (1,751)         (48,520)
  Marvell Technology Group Ltd.* ...............        (5,154)         (58,292)
  Pitney Bowes, Inc. ...........................        (2,241)         (80,183)
  Rambus, Inc.* ................................        (4,074)         (73,454)
  Roper Industries, Inc. .......................          (981)         (55,328)
  SBA Communications Corp.,
    Class A* ...................................        (1,948)         (60,485)
  Spirit Aerosystems Holdings, Inc.* ...........        (2,927)         (79,088)
  Varian Semiconductor Equipment
    Associates, Inc.* ..........................        (2,323)         (78,471)
  Zebra Technologies Corp.,
    Class A* ...................................        (2,100)         (69,972)
                                                                   ------------
                                                                     (1,132,601)
                                                                   ------------
TRANSPORTATION--(0.7%)
  Burlington Northern
    Santa Fe Corp. .............................          (493)         (43,275)
  YRC Worldwide, Inc.* .........................        (3,876)         (53,334)
                                                                   ------------
                                                                        (96,609)
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
UTILITIES--(0.5%)
  Covanta Holding Corp.* .......................        (2,512)    $    (72,071)
  Great Plains Energy, Inc. ....................        (2,941)         (74,790)
                                                                   ------------
                                                                       (146,861)
                                                                   ------------
    TOTAL SECURITIES SOLD SHORT
      (Proceeds $4,838,306) ....................                     (4,483,527)
                                                                   ------------
OTHER ASSETS IN EXCESS
  OF LIABILITIES--1.4% .........................                        208,909
                                                                   ------------
NET ASSETS--100.0% .............................                   $ 15,330,938
                                                                   ============

--------------
* -- Non-income producing.
ADR -- American Depository Receipt.
REIT-- Real Estate Investment Trust




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 35

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND                               PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                       Moody's/        Par
                                        S&P          (000's)           Value
                                      ---------   ------------     ------------
GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS--47.0%
FEDERAL HOME LOAN MORTGAGE CORP.--11.6%
  5.500% 09/01/19 ..................     Aaa/AAA       $ 1,823     $  1,862,698
  6.000% 08/01/22 ..................     Aaa/AAA         2,975        3,069,662
  5.000% 11/01/22 ..................     Aaa/AAA         1,193        1,208,068
  5.500% 02/01/37 ..................     Aaa/AAA         1,787        1,799,021
  6.000% 09/01/37 ..................     Aaa/AAA         1,988        2,031,068
                                                                   ------------
                                                                      9,970,517
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--26.9%
  0.000% 03/12/08 ..................     Aaa/AAA           360          359,762
  9.000% 11/01/10 ..................     Aaa/AAA            12           13,257
  6.500% 12/01/14 ..................     Aaa/AAA           258          269,030
  5.000% 05/01/20 ..................     Aaa/AAA           991        1,002,810
  5.000% 06/01/20 ..................     Aaa/AAA           515          520,828
  5.000% 04/01/22 ..................     Aaa/AAA         4,212        4,261,594
  7.500% 02/01/31 ..................     Aaa/AAA            11           12,085
  7.500% 02/01/31 ..................     Aaa/AAA            22           23,602
  7.500% 02/01/31 ..................     Aaa/AAA            14           14,347
  5.000% 03/01/36 ..................     Aaa/AAA         9,891        9,746,408
  6.000% 09/01/36 ..................     Aaa/AAA         1,598        1,633,952
  5.500% 12/01/36 ..................     Aaa/AAA         3,009        3,027,745
  6.000% 04/01/37 ..................     Aaa/AAA         1,978        2,022,327
  5.500% 03/01/38 TBA ..............     Aaa/AAA           360          362,025
                                                                   ------------
                                                                     23,269,772
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--8.5%
  2.822% 12/16/19(c) ...............     Aaa/AAA           499          494,071
  6.500% 02/15/24 ..................     Aaa/AAA           154          160,934
  6.500% 04/15/24 ..................     Aaa/AAA            93           96,975
  6.500% 10/15/24 ..................     Aaa/AAA           284          296,627
  3.999% 05/16/27(c) ...............     Aaa/AAA         1,326        1,335,384
  3.612% 11/16/27(c) ...............     Aaa/AAA         1,210        1,211,719
  4.314% 10/16/29(c) ...............     Aaa/AAA         1,080        1,091,321
  4.043% 07/16/31(c) ...............     Aaa/AAA           420          421,901
  5.000% 09/15/36 ..................     Aaa/AAA         2,216        2,220,664
                                                                   ------------
                                                                      7,329,596
                                                                   ------------
    TOTAL GOVERNMENT AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $39,827,761) ...........                                 40,569,885
                                                                   ------------
GOVERNMENT AGENCY OBLIGATIONS--5.4%
FEDERAL HOME LOAN BANKS--3.8%
  4.875% 11/18/11 ..................     Aaa/AAA         3,060        3,263,729
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP.--0.2%
  3.350% 04/01/08(c) ...............     Aaa/AAA           170          170,071
                                                                   ------------


                                       Moody's/        Par
                                        S&P          (000's)           Value
                                      ---------   ------------     ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.4%
  5.000% 02/13/17 ..................     Aaa/AAA       $ 1,175     $  1,244,013
                                                                   ------------
    TOTAL GOVERNMENT AGENCY
      OBLIGATIONS
      (Cost $4,441,905) ............                                  4,677,813
                                                                   ------------
ASSET BACKED SECURITIES--8.9%
AUTOMOBILES--8.0%
  BMW Vehicle Owner Trust
    Series 2006-A
    Class A3
    5.130% 09/27/10(c) .............     Aaa/AAA           350          353,748
  Capital Auto Receivables
    Asset Trust
    Series 2008-1
    Class A3A
    3.860% 08/15/12(c) .............     Aaa/AAA           840          844,943
  Capital One Prime
    Auto Receivables
    Trust Series 2007-1
    Class A3
    5.470% 06/15/11(c) .............     Aaa/AAA           800          822,515
  Daimler Chrysler
    Auto Trust
    Series 2006-C A4
    4.980% 11/08/11(c) .............     Aaa/AAA           510          523,976
  Daimler Chrysler Auto
    Trust Series 2008-A
    Class A3A
    3.700% 06/08/12(c) .............     Aaa/AAA           470          471,439
  Honda Auto Receivables
    Owner Trust
    Series 2006-2 Class A4
    5.280% 01/23/12(c) .............     Aaa/AAA         1,460        1,507,775
  Nissan Auto Lease Trust
    Series 2006-A Class A4
    5.100% 07/16/12 ................     Aaa/AAA           640          656,976
  Nissan Auto Lease Trust
    Series 2007-A Class A3
    5.200% 05/17/10 ................     Aaa/AAA           650          662,353
  Nissan Auto Receivables
    Owner Trust Series
    2007-B Class A2
    5.130% 03/15/10 ................     Aaa/AAA           260          263,656
  Volkswagen Auto Lease
    Trust Series 2006-A
    Class A3
    5.500% 09/21/09(c) .............     Aaa/AAA           795          803,136
                                                                   ------------
                                                                      6,910,517
                                                                   ------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


36 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                       Moody's/        Par
                                        S&P          (000's)           Value
                                      ---------   ------------     ------------
CREDIT CARDS--0.9%
  Citibank Credit Card
    Issuance Trust
    Series 2006-A5
    Class A5
    5.300% 05/20/11(c) .............     Aaa/AAA       $   790     $    809,404
                                                                   ------------
    TOTAL ASSET BACKED SECURITIES
      (Cost $7,602,237) ............                                  7,719,921
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS--4.5%
  GSR Mortgage Loan Trust
    Series 2005-AR6
    Class 3A1
    4.561%
    09/25/35(a)(c) .................     Aaa/AAA         1,524        1,535,760
  JP Morgan Mortgage
    Trust Series 2004-S2
    Class 4A5
    6.000%
    11/25/34(c) ....................     Aaa/AAA           959          976,479
  Washington Mutual
    Series 2005-AR12
    Class 1A8
    4.835%
    10/25/35(a)(c) .................     Aaa/AAA         1,411        1,415,424
                                                                   ------------
    TOTAL COLLATERALIZED MORTGAGE
      OBLIGATIONS
      (Cost $3,871,611) ............                                  3,927,663
                                                                   ------------
CORPORATE BONDS--25.1%
COMMUNICATIONS--2.4%
  AT&T, Inc.
    4.125% 09/15/09(c) .............      A2/A           1,220        1,235,939
  BellSouth Corp.
    4.200% 09/15/09(c) .............      A2/A             865          875,970
                                                                   ------------
                                                                      2,111,909
                                                                   ------------
CONSUMER CYCLICAL--0.6%
  McDonald's Corp.
    5.350% 03/01/18 ................      A3/A             255          260,940
  McDonald's Corp.
    6.300% 03/01/38 ................      A3/A             235          241,429
                                                                   ------------
                                                                        502,369
                                                                   ------------
CONSUMER NON-CYCLICAL--1.0%
  Archer-Daniels-Midland Co.
    5.450% 03/15/18(c) .............      A2/A             320          322,959
  Avon Products Inc.
    5.750% 03/01/18 ................      A2/A             135          137,984
  Diageo Capital PLC
    3.375% 03/20/08 ................      A3/A              95           95,016
  Schering-Plough Corp.
    6.000% 09/15/17(c) .............     Baa1/A-           335          350,573
                                                                   ------------
                                                                        906,532
                                                                   ------------
ENERGY--1.9%
  Marathon Oil Corp.
    6.000% 10/01/17++ ..............     Baa1/BBB+         375          386,539


                                       Moody's/        Par
                                        S&P          (000's)           Value
                                      ---------   ------------     ------------
ENERGY--(CONTINUED)
  Statoil Hydro ASA
    6.360% 01/15/09(c) .............     Aa2/AA      $   1,185     $  1,216,078
                                                                   ------------
                                                                      1,602,617
                                                                   ------------
FINANCE--13.8%
  American Express
    Centurion Bank
    5.550% 10/17/12++ ..............     Aa3/A+          1,070        1,113,374
  American Express Co.
    5.250% 09/12/11 ................      A1/A+            920          945,541
  American General Finance
    Corp. 4.875%
    05/15/10 .......................      A1/A+          1,985        2,010,640
  BHP Billiton Finance USA Ltd.
    5.000% 12/15/10 ................      A1/A+            425          437,457
  Caterpillar Financial
    Services Corp.
    4.300% 06/01/10(c) .............      A2/A           1,185        1,215,874
  CIT Group Funding Co. of
    Canada
    4.650% 07/01/10 ................      A2/A             600          577,637
  Citigroup Inc
    6.875% 03/05/38 ................     Aa3/AA-           855          849,094
  First Tennessee Bank NA
    5.316% 12/08/08(c) .............      A1/A             560          561,393
  General Electric Capital
    Corp 6.000%
    06/15/12 .......................     Aaa/AAA         1,160        1,244,164
  General Electric Capital
    Corp. 9.500%
    12/11/14 .......................     Aaa/AAA         2,350          230,499
  Goldman Sachs Group,
    Inc., (The)
    5.450% 11/01/12 ................     Aa3/AA            295          308,810
  M&T Bank Corp.
    6.625% 12/04/17 ................      A2/A-            835          883,549
  Morgan Stanley
    5.950% 12/28/17 ................     Aa3/AA-           385          379,017
  Santander Central Hispano
    Issuance Ltd.
    7.625% 11/03/09 ................      A1/A+            360          386,146
  Santander US SA 144A
    4.750% 10/21/08(b) .............     Aa1/AA            800          810,694
                                                                   ------------
                                                                     11,953,889
                                                                   ------------
INDUSTRIAL--3.4%
  CSX Corp.
    6.250% 03/15/18(c) .............     Baa3/BBB          720          734,485
  Northrop Grumman Corp.
    7.125% 02/15/11(c) .............     Baa1/BBB+         780          854,530
  Union Pacific Corp.
    6.650% 01/15/11(c) .............     Baa2/BBB        1,240        1,321,948
                                                                   ------------
                                                                      2,910,963
                                                                   ------------
Real Estate--0.5%
  Westfield Group 144A
    5.400% 10/01/12(b) .............      A2/A-            415          408,037
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 37

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (concluded)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                       Moody's/        Par
                                        S&P          (000's)           Value
                                      ---------   ------------     ------------
TECHNOLOGY--0.6%
  Hewlett-Packard Co.
    3.625% 03/15/08(c) .............      A2/A         $   485     $    485,036
                                                                   ------------
UTILITIES--0.9%
  American Water Capital
    Corp. 144A 6.085%
    10/15/17(b)(c) .................     Baa2/A-           760          785,349
                                                                   ------------
    TOTAL CORPORATE BONDS
      (Cost $21,101,753) ...........                                 21,666,701
                                                                   ------------
U.S. TREASURY OBLIGATIONS--7.4%
U.S. TREASURY NOTES--6.7%
  4.625% 02/15/17 ..................                       285          310,116
  3.500% 02/15/18(d) ...............                     1,225        1,221,937
  5.000% 05/15/37 ..................                     3,900        4,275,071
                                                                   ------------
                                                                      5,807,124
                                                                   ------------
U.S. TREASURY STRIP--0.7%
  0.000% 05/15/17 ..................                       880          619,049
                                                                   ------------
    TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $6,211,824) ............                                  6,426,173
                                                                   ------------
FOREIGN government BONDS--0.8%
MEXICO--0.3%
  Mexican Bonos
    9.000% 12/20/12 ................     Baa1/A+         2,000          197,979
                                                                   ------------


                                       Moody's/        Par
                                        S&P          (000's)           Value
                                      ---------   ------------     ------------
UNITED STATES--0.5%
  Inter-American Development
    Bank
    9.000%
    04/23/09 .......................     Aaa/AAA     $     200     $    117,808
  International Bank For
    Reconstruction &
    Development
    15.250% 04/03/09 ...............     Aaa/AAA           150          124,643
  International Bank For
    Reconstruction &
    Development
    2.750% 07/06/10 ................     Aaa/AAAe          650          204,940
                                                                   ------------
                                                                        447,391
                                                                   ------------
    TOTAL FOREIGN GOVERNMENT BONDS
      (Cost $627,842) ..............                                    645,370
                                                                   ------------

                                                      Shares
                                                    ----------

SHORT-TERM INVESTMENT--3.1%
  Dreyfus Government
    Cash Management ................                 2,664,733        2,664,733
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,664,733) ............                                  2,664,733
                                                                   ------------
TOTAL INVESTMENTS--102.2%
  (Cost $86,349,666) ...............                                 88,298,259
                                                                   ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS(e)--(2.2)% ..........                                 (1,881,555)
                                                                   ------------
NET ASSETS--100.0% .................                               $ 86,416,704
                                                                   ============


---------------
++ -- Security is valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
TBA -- To be  Announced.
(a) Adjustable rate security.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(c) Callable security.
(d) All or a portion of the security was held as collateral for the folllowing futures contracts open at February 29, 2008:

    NUMBER                                                     VALUE             VALUE         UNREALIZED
      OF                                    EXPIRATION       AT TRADE             AT          APPRECIATION
  CONTRACTS              TYPE                  MONTH           DATE             2/29/08      (DEPRECIATION)
  ----------    -----------------------      -----------     ---------       ------------    ---------------
Long Positions:
     6         U.S. Treasury 5 Year Note     June 2008       $   678,000      $    685,500     $    7,500
    64         U.S. Treasury 5 Year Note     June 2008         7,314,000         7,312,000         (2,000)
                                                                                               ----------
                                                                                               $    5,500
                                                                                               ----------


Short Positions:
   (16)        U.S. Treasury 2 Year Note     June 2008       $(3,419,000)     $ (3,438,750)    $  (19,750)
    (8)        U.S. Treasury 5 Year Note     June 2008          (922,938)         (938,250)       (15,312)
    (1)        U.S. Treasury 5 Year Note     June 2008          (116,352)         (118,625)        (2,273)
                                                                                               ----------
                                                                                               $  (37,335)
                                                                                               ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


38 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (concluded)                   PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------



(e) Liabilities in excess of other assets includes credit default and/or interest rate swaps as follows:

Protection Purchased:

                                                                                  NOTIONAL        ANNUAL         UNREALIZED
                                      REFERENCE                   TERMINATION      AMOUNT       PROTECTION      APPRECIATION
     COUNTERPARTY                    OBLIGATION                      DATE          (000)         PAYMENTS      (DEPRECIATION)
--------------------------   ----------------------------------   -----------    ----------    ------------    --------------
Credit Suisse First Boston   Merrill Lynch & Co.                   3/20/2009        1,555          1.90%         $  (9,190)
Credit Suisse First Boston   Merrill Lynch & Co.                   3/20/2009        1,555          1.80            (12,735)
Credit Suisse First Boston   Merrill Lynch & Co.                   3/20/2009        1,555          0.80            (12,891)
Goldman Sachs                Limited Brands                        3/20/2009        1,555          0.90            (23,652)
Credit Suisse First Boston   GE Capital Corp.                      3/20/2009        1,525          0.80             (5,765)
Bank of America              American International Group, Inc.    3/20/2009        1,515          0.75            (22,377)
Goldman Sachs                Williams Cos., Inc                   12/20/2012        1,800          0.90            (33,767)
Goldman Sachs                Limited Brands                       12/20/2012        1,600          2.10            109,280
Bank of America              Kroger Co. (The)                      3/20/2013          880          0.40             14,045
Bank of America              Interest Rate Swap - 2 year
                              (3 Month Libor rate)                 1/30/2010       14,000          2.89             85,260
Bank of America              Interest Rate Swap - 10 year
                              (3 Month Libor rate)                 1/30/2018        3,000          3.25             10,230
                                                                                                                 ---------
                                                                                                                 $  98,438
                                                                                                                 =========






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 39

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO SAM SUSTAINABLE CLIMATE FUND                     PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
COMMON STOCK--91.5%
AUSTRALIA--0.8%
  Origin Energy Ltd. (Utilities) ...............         3,600     $     29,802
                                                                   ------------
AUSTRIA--4.6%
  Verbund - Oesterreichische
    Elektrizitaetswirtschafts
    AG (Utilities) .............................         1,800          134,033
  Zumtobel AG (Technology) .....................         1,100           31,411
                                                                   ------------
                                                                        165,444
                                                                   ------------
BELGIUM--1.4%
  Umicore (Basic Industries) ...................         1,000           51,297
                                                                   ------------
BRAZIL--3.2%
  Aracruz Celulose SA -
    (Basic Industries) ADR .....................           900           65,196
  Cia Energetica de Minas
    Gerais - (Utilities) ADR ...................         2,600           49,478
                                                                   ------------
                                                                        114,674
                                                                   ------------
CANADA--2.4%
  Canadian Hydro Developers, Inc.
    (Utilities)* ...............................         4,400           25,338
  Intermap Technologies Corp.
    (Capital Goods)* ...........................        10,100           61,359
                                                                   ------------
                                                                         86,697
                                                                   ------------
CHINA--3.4%
  Trina Solar Ltd. - (Energy)
    ADR* .......................................         2,500           79,425
  Yingli Green Energy Holding
    Co. Ltd. - (Technology) ADR* ...............         2,600           43,862
                                                                   ------------
                                                                        123,287
                                                                   ------------
DENMARK--6.9%
  Greentech Energy Systems
    (Utilities)* ...............................         7,200          112,227
  Novozymes A/S, Class B
    (Health Care) ..............................           500           44,011
  Vestas Wind Systems A/S
    (Technology)* ..............................           900           92,606
                                                                   ------------
                                                                        248,844
                                                                   ------------
FINLAND--4.7%
  Fortum Oyj (Utilities) .......................         1,100           46,256
  Vaisala Oyj (Technology) .....................         1,200           52,101
  Wartsila Oyj (Capital Goods) .................         1,000           69,028
                                                                   ------------
                                                                        167,385
                                                                   ------------
FRANCE--1.3%
  Schneider Electric SA
    (Technology) ...............................           400           45,980
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
GERMANY--9.8%
  Q-Cells AG (Technology)* .....................           900     $     73,930
  Siemens AG (Capital Goods) ...................           700           90,773
  Solon AG Fuer Solartechnik
    (Technology)* ..............................           700           52,432
  Steico AG (Capital Goods)* ...................         1,800           23,500
  Vossloh AG (Capital Goods) ...................           800          111,574
                                                                   ------------
                                                                        352,209
                                                                   ------------
GREECE--1.3%
  Terna Energy SA (Utilities)* .................         4,800           47,510
                                                                   ------------
ITALY--2.7%
  Prysmian SpA (Technology)* ...................         3,000           59,251
  Trevi Finanziaria SpA
    (Capital Goods) ............................         1,900           36,776
                                                                   ------------
                                                                         96,027
                                                                   ------------
JAPAN--2.5%
  Mitsubishi Rayon Co. Ltd.
    (Basic Industries) .........................        11,000           38,250
  Miura Co. Ltd. (Capital Goods) ...............         1,200           28,702
  Nichias Corp. (Capital Goods) ................         3,000           13,630
  Yamatake Corp. (Technology) ..................           400           10,297
                                                                   ------------
                                                                         90,879
                                                                   ------------
NETHERLANDS--2.7%
  Boskalis Westminster
    (Capital Goods) ............................           900           50,416
  Smit Internationale NV
    (Transportation) ...........................           500           46,924
                                                                   ------------
                                                                         97,340
                                                                   ------------
NORWAY--0.9%
  Renewable Energy Corp.  AS
    (Technology)* ..............................         1,300           32,274
                                                                   ------------
SPAIN--4.1%
  Gamesa Corp. Tecnologica SA
    (Technology) ...............................           700           28,851
  Iberdrola SA (Utilities) .....................         8,000          116,590
                                                                   ------------
                                                                        145,441
                                                                   ------------
SWEDEN--1.5%
  Munters AB (Capital Goods) ...................         5,300           53,473
                                                                   ------------
SWITZERLAND--4.4%
  Bucher Industries AG
    (Capital Goods) ............................           200           51,159
  Georg Fischer AG
    (Capital Goods)* ...........................           100           50,010
  Syngenta AG (Basic Industries) ...............           200           57,434
                                                                   ------------
                                                                        158,603
                                                                   ------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


40 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO SAM SUSTAINABLE CLIMATE FUND (concluded)         PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
UNITED STATES--32.9%
  BorgWarner, Inc.
    (Consumer Durables) ........................         2,000     $     86,220
  Covanta Holding Corp. (Energy)* ..............         3,100           88,908
  Ecolab, Inc. (Basic Industries) ..............         1,500           70,185
  Fluor Corp. (Capital Goods) ..................           300           41,775
  FPL Group, Inc. (Utilities) ..................           900           54,261
  General Electric Co.
    (Capital Goods) ............................         1,800           59,652
  Global Industries Ltd. (Energy)* .............         3,500           64,435
  Honeywell International, Inc.
    (Capital Goods) ............................           900           51,786
  Houston Wire & Cable Co.
    (Technology) ...............................         2,600           37,700
  Jacobs Engineering Group, Inc.
    (Capital Goods)* ...........................         1,300          104,377
  Johnson Controls, Inc.
    (Consumer Durables) ........................         2,700           88,722
  Kaydon Corp. (Capital Goods) .................         1,400           59,794
  Kingspan Group PLC
    (Capital Goods) ............................         2,600           35,524
  Quanta Services, Inc.
    (Consumer Non-Durables)* ...................         4,500          107,460
  Sunpower Corp., Class A
    (Technology)* ..............................           700           46,004
  Tetra Tech, Inc.
    (Consumer Services)* .......................         4,000           75,480
  Tetra Technologies, Inc.
    (Energy)* ..................................         4,400           75,592
  U.S. BioEnergy Corp.
    (Basic Industries)* ........................         4,400           32,252
                                                                   ------------
                                                                      1,180,127
                                                                   ------------
    TOTAL COMMON STOCK
      (Cost $3,782,138) ........................                      3,287,293
                                                                   ------------
SHORT-TERM INVESTMENTS--8.1%
  PNC Bank Money Market
    Deposit Account ............................       292,770          292,770
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $292,770) ..........................                        292,770
                                                                   ------------
TOTAL INVESTMENTS--99.6%
  (Cost $4,074,908) ............................                      3,580,063

OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.4% ............................                         12,802
                                                                   ------------
NET ASSETS--100.0% .............................                   $  3,592,865
                                                                   ============

---------------
* -- Non-income Producing
ADR  -- American Depository Receipt.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 41

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO SAM SUSTAINABLE WATER FUND                       PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
COMMON STOCK--94.0%
AUSTRALIA--0.3%
  Boart Longyear Group
    (Industrial)* ..............................         6,500     $     12,464
                                                                   ------------
AUSTRIA--2.6%
  Andritz AG (Industrial) ......................         1,400           79,381
  BWT AG (Industrial) ..........................           400           18,685
  Christ Water Technology AG
    (Industrial)* ..............................           300            5,237
                                                                   ------------
                                                                        103,303
                                                                   ------------
BRAZIL--2.1%
  Cia de Saneamento Basico do
    Estado de Sao Paulo -
    (Utilities) ADR ............................         1,800           84,330
                                                                   ------------
CANADA--3.1%
  Bioteq Environmental Tech, Inc.
    (Industrial)* ..............................         8,000           31,693
  Intermap Technologies Corp.
    (Consumer Non-Cyclical)* ...................         5,000           30,376
  Stantec, Inc.
    (Consumer Non-Cyclical)* ...................         1,200           39,575
  SunOpta, Inc.
    (Consumer Non-Cyclical)* ...................         3,600           21,852
                                                                   ------------
                                                                        123,496
                                                                   ------------
CHINA--1.1%
  Bio-Treat Technology Ltd.
    (Industrial) ...............................        49,000           20,733
  Celestial Nutrifoods Ltd.
    (Consumer Non-Cyclical) ....................        39,000           17,760
  Xinjiang Tianye Water Saving
    Irrigation System Co. Ltd.
    (Industrial) ...............................        24,000            7,958
                                                                   ------------
                                                                         46,451
                                                                   ------------
DENMARK--1.1%
  Novozymes A/S, Class B
    (Consumer Non-Cyclical) ....................           500           44,011
                                                                   ------------
FINLAND--1.0%
  Uponor Oyj (Industrial) ......................         1,500           39,417
                                                                   ------------
FRANCE--12.5%
  Foraco International
    (Basic Materials)* .........................         5,900           22,289
  Groupe Danone
    (Consumer Non-Cyclical) ....................         1,000           78,911
  Suez SA (Utilities) ..........................         2,400          153,789
  Veolia Environnement
    (Utilities) ................................         2,800          250,237
                                                                   ------------
                                                                        505,226
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
GERMANY--5.1%
  Henkel KGaA
    (Consumer Non-Cyclical) ....................           800     $     35,475
  Krones AG (Industrial) .......................           250           19,409
  KSB AG (Industrial) ..........................           140           84,907
  Siemens AG (Industrial) ......................           300           38,903
  Washtec AG (Industrial)* .....................         1,800           26,560
                                                                   ------------
                                                                        205,254
                                                                   ------------
HONG KONG--6.3%
  Chaoda Modern Agriculture
    (Consumer Non-Cyclical) ....................       137,450          156,694
  China Water Affairs Group Ltd.
    (Industrial)* ..............................        48,000           18,446
  Guangdong Investment Ltd.
    (Diversified Operation) ....................       148,000           80,080
                                                                   ------------
                                                                        255,220
                                                                   ------------
JAPAN--1.2%
  Kitz Corp. (Industrial) ......................         2,000           11,392
  Kurita Water Industries Ltd.
    (Industrial) ...............................         1,200           38,846
                                                                   ------------
                                                                         50,238
                                                                   ------------
NETHERLANDS--7.3%
  Aalberts Industries NV
    (Industrial) ...............................         2,200           43,084
  Boskalis Westminster
    (Industrial) ...............................         1,600           89,628
  Unilever NV
    (Consumer Non-Cyclical) ....................         1,500           46,750
  Wavin NV (Industrial) ........................         9,900          114,973
                                                                   ------------
                                                                        294,435
                                                                   ------------
PHILIPPINES--0.2%
  Manila Water Co., Inc. (Utilities) ...........        15,000            6,858
                                                                   ------------
SINGAPORE--0.8%
  Hyflux Ltd. (Industrial) .....................         4,500           10,618
  Sinomem Technology Ltd.
    (Industrial)* ..............................        35,000           20,833
                                                                   ------------
                                                                         31,451
                                                                   ------------
SPAIN--0.5%
  Fluidra SA (Industrial)* .....................         2,600           19,933
                                                                   ------------
SWITZERLAND--6.5%
  Geberit AG (Industrial) ......................         1,100          162,292
  Georg Fischer AG
    (Consumer Cyclical)* .......................            40           20,004
  Nestle SA
    (Consumer Non-Cyclical) ....................           165           78,959
                                                                   ------------
                                                                        261,255
                                                                   ------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


42 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO SAM SUSTAINABLE WATER FUND (concluded)           PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
UNITED KINGDOM--3.0%
  Cascal NV (Utilities)* .......................         2,200     $     26,510
  Pennon Group PLC (Utilities) .................         1,500           19,171
  PuriCore PLC
    (Consumer Non-Cyclical)* ...................        14,300            7,609
  RPS Group PLC
    (Consumer Non-Cyclical) ....................         2,500           14,770
  Severn Trent PLC (Utilities) .................         1,900           53,707
                                                                   ------------
                                                                        121,767
                                                                   ------------
UNITED STATES--39.3%
  California Water Service
    Group (Utilities) ..........................           600           22,572
  Danaher Corp. (Industrial) ...................         2,700          200,205
  Ecolab, Inc. (Basic Materials) ...............         1,800           84,222
  Hain Celestial Group, Inc.
    (Consumer Non-Cyclical)* ...................           800           21,600
  IDEX Corp. (Industrial) ......................         1,400           42,224
  Insituform Technologies, Inc.,
    Class A (Industrial)* ......................           800           11,176
  Itron, Inc. (Industrial)* ....................           800           76,264
  ITT Corp. (Industrial) .......................         4,100          230,584
  Layne Christensen Co.
    (Industrial)* ..............................           900           36,036
  Millipore Corp.
    (Consumer Non-Cyclical)* ...................           300           20,970
  Mueller Water Products, Inc.,
    Class B (Industrial) .......................         4,100           35,711
  Nalco Holding Co. (Industrial) ...............         3,500           75,600
  Pall Corp. (Industrial) ......................         3,700          145,669
  Pentair, Inc. (Industrial) ...................         1,700           55,454
  Procter & Gamble Co.
    (Consumer Non-Cyclical) ....................           600           39,708
  Robbins & Myers, Inc. (Industrial) ...........         1,546           52,641
  Roper Industries, Inc. (Industrial) ..........         2,600          146,640
  Tetra Tech, Inc. (Industrial)* ...............           700           13,209
  Thermo Fisher Scientific, Inc.
    (Industrial)* ..............................         2,100          117,453
  Toro Co. (Consumer Cyclical) .................           900           43,362
  TyraTech, Inc. (Basic Materials)* ............         2,500           24,492
  URS Corp. (Industrial)* ......................           900           36,252
  Valmont Industries, Inc.
    (Industrial) ...............................           700           55,930
                                                                   ------------
                                                                      1,587,974
                                                                   ------------
    TOTAL COMMON STOCK
      (Cost $4,142,464) ........................                      3,793,083
                                                                   ------------


                                                      Number
                                                     of Shares         Value
                                                     ---------     ------------
SHORT-TERM INVESTMENTS--7.4%
  PNC Bank Money Market
    Deposit Account ............................       296,648     $    296,648
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $296,648) ..........................                        296,648
                                                                   ------------
TOTAL INVESTMENTS--101.4%
  (Cost $4,439,112) ............................                      4,089,731

LIABILITIES IN EXCESS OF
  OTHER ASSETS--(1.4)% .........................                        (55,189)
                                                                   ------------
NET ASSETS--100.0% .............................                   $  4,034,542
                                                                   ============

---------------
* -- Non-income Producing
ADR  -- American Depository Receipt.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 43

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                       ROBECO BOSTON     ROBECO BOSTON   ROBECO BOSTON  ROBECO BOSTON  ROBECO BOSTON
                                                          PARTNERS         PARTNERS        PARTNERS        PARTNERS      PARTNERS
                                                          SMALL CAP       LONG/SHORT       LARGE CAP       MID CAP       ALL-CAP
                                                        VALUE FUND II     EQUITY FUND     VALUE FUND      VALUE FUND    VALUE FUND
                                                       ---------------   ------------    -------------  -------------  -------------
ASSETS
  Investment in securities, at value+................    $144,590,742     $57,086,535     $70,928,969    $48,423,469   $17,004,628
  Receivable from investment adviser.................             --               --              --             --        10,364
  Receivable for investments sold....................             --        1,647,295              --             --           551
  Deposits with brokers for securities sold short....             --        8,901,097              --             --            --
  Receivable for capital shares sold ................          23,647             784           8,859        103,653         1,389
  Dividends and interest receivable..................         125,219          33,328         137,086         65,276        30,479
  Prepaid expenses and other assets..................          25,472          15,986          15,724         13,675        11,075
                                                         ------------     -----------     -----------    -----------   -----------
       Total assets..................................     144,765,080      67,685,025      71,090,638     48,606,073    17,058,486
                                                         ------------     -----------     -----------    -----------   -----------
LIABILITIES
  Securities sold short, at fair value*..............              --      17,073,662              --             --            --
  Options written, at valueo.........................              --              --              --             --        95,136
  Payable for capital shares redeemed................         188,967              --          42,272         15,503            --
  Payable for investments purchased .................              --       2,168,727       5,981,452      1,403,645        48,803
  Payable to investment adviser......................         121,497          64,216           8,581         12,275            --
  Payable for distributions..........................              --              --              --             --            --
  Interest payable...................................              --          26,680              --             --            --
  Payable for dividends on securities sold short.....              --           7,453              --             --            --
  Other accrued expenses and liabilities.............         203,139         104,653          41,993         31,410        17,930
                                                         ------------     -----------     -----------    -----------   -----------
       Total liabilities.............................         513,603      19,445,391       6,074,298      1,462,833       161,869
                                                         ------------     -----------     -----------    -----------   -----------
NET ASSETS
  Capital stock, $0.001 par value....................          12,727           3,297           5,184          5,201         1,226
  Paid-in capital....................................     157,443,447      49,738,481      64,569,700     48,939,121    16,746,434
  Undistributed net investment income/
    (accumulated loss) ..............................         (37,131)       (820,233)        109,769         42,574        12,374
  Accumulated net realized gain/(loss)
    from investments and foreign
    exchange transactions............................      (3,493,600)      1,480,491        (321,654)      (620,353)      196,966
  Net unrealized appreciation/(depreciation) on
    investments and foreign currency translation.....      (9,673,966)     (5,271,416)        653,341     (1,223,303)      (60,383)
  Net unrealized appreciation/(depreciation) on
    investments sold short...........................               --      3,109,014              --             --            --
                                                         ------------     -----------     -----------    -----------   -----------
  Net Assets.........................................    $144,251,477     $48,239,634     $65,016,340    $47,143,240   $16,896,617
                                                         ============     ===========     ===========    ===========   ===========
INSTITUTIONAL CLASS
  Net assets.........................................    $ 66,338,694     $38,881,255     $45,780,249    $32,809,786   $13,718,332
                                                         ------------     -----------     -----------    -----------   -----------
  Shares outstanding.................................       5,738,797       2,647,669       3,673,156      3,588,101       994,941
                                                         ------------     -----------     -----------    -----------   -----------
  Net asset value, offering and redemption price
    per share .......................................    $      11.56     $     14.69     $     12.46    $      9.14   $     13.79
                                                         ============     ===========     ===========    ===========   ===========
INVESTOR CLASS
  Net assets.........................................    $ 77,912,783     $ 9,358,379     $19,236,091    $14,333,454   $ 3,178,285
                                                         ------------     -----------     -----------    -----------   -----------
  Shares outstanding.................................       6,987,946         649,208       1,510,372      1,612,674       231,084
                                                         ------------     -----------     -----------    -----------   -----------
  Net asset value, offering and redemption
    price per share .................................    $      11.15     $     14.42     $     12.74    $      8.89   $     13.75
                                                         ============     ===========     ===========    ===========   ===========
  + Investment in securities, at cost................    $154,264,708     $62,357,951     $70,275,628    $49,646,772   $17,159,333
  * Proceeds received, securities sold short.........              --      20,182,676              --             --            --
  o Premiums received, options written...............              --              --              --             --       189,458


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


44 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                            ROBECO
                                                                          WPG 130/30
                                                                           LARGE CAP
                                                                           CORE FUND
                                                           ROBECO         (FORMERLY
                                                             WPG           ROBECO WPG         WPG            SAM           SAM
                                                          SMALL CAP        LARGE CAP       CORE BOND     SUSTAINABLE   SUSTAINABLE
                                                         VALUE FUND       GROWTH FUND)        FUND       CLIMATE FUND   WATER FUND
                                                        -------------     ------------    -----------   -------------  -----------
ASSETS
  Investment in securities, at value+................    $45,402,317      $19,605,556     $88,298,259     $3,580,063    $4,089,731
  Swap Agreements at value...........................             --               --          98,438             --            --
  Deposits with brokers for securities sold short....             --               --              --             --            --
  Cash ..............................................             --          816,862              --             --            --
  Receivable from investment adviser.................             --            5,167          12,253         22,335        23,133
  Receivable for tax reclaims........................             --               --              --            146            --
  Receivable for investments sold....................        819,711        1,101,819         567,889             --         8,228
  Receivable for capital shares sold ................             --            3,874          88,000          1,058        23,245
  Dividends and interest receivable..................         53,402           41,470         645,198          1,625         3,436
  Prepaid expenses and other assets..................         10,187           16,881          42,057         30,489        33,876
                                                         -----------      -----------     -----------     ----------    ----------
       Total assets..................................     46,285,617       21,591,629      89,752,094      3,635,716     4,181,649
                                                         -----------      -----------     -----------     ----------    ----------
LIABILITIES
  Securities sold short, at fair value*..............             --        4,483,527              --             --            --
  Payable for capital shares redeemed................          3,888               --         901,754             --            --
  Payable for investments purchased .................        544,701        1,040,459       2,364,842             --       103,930
  Deposits due to brokers for securities sold short..             --          714,507              --             --            --
  Payable to investment adviser......................         33,772               --              --             --            --
  Payable for distributions..........................             --               --              --             --            --
  Variation margin for futures contracts.............             --               --          31,264             --            --
  Payable for dividends on securities sold short.....             --            8,651              --             --            --
  Interest payable ..................................             --            1,761              --             --            --
  Other accrued expenses and liabilities.............         23,299           11,786          37,530         42,851        43,177
                                                         -----------      -----------     -----------     ----------    ----------
       Total liabilities.............................        605,660        6,260,691       3,335,390         42,851       147,107
                                                         -----------      -----------     -----------     ----------    ----------
NET ASSETS
  Capital stock, $0.001 par value....................          3,724              958           7,897            412           441
  Paid-in capital....................................     53,328,603       16,521,938      86,440,304      4,114,782     4,385,717
  Undistributed net investment income/
    (accumulated loss) ..............................         33,031           15,174         (26,797)       (10,777)       (9,338)
  Accumulated net realized gain/(loss)
    from investments and foreign
    exchange transactions............................     (2,803,526)        (255,619)     (2,021,682)       (16,711)        7,279
  Net unrealized appreciation/(depreciation) on
    investments and foreign currency translation.....     (4,881,875)      (1,306,292)      2,016,922       (494,841)     (349,557)
  Net unrealized appreciation/(depreciation) on
    investments sold short...........................             --          354,779              --             --            --
                                                         -----------      -----------     -----------     ----------    ----------
  Net Assets.........................................    $45,679,957      $15,330,938     $86,416,704     $3,592,865    $4,034,542
                                                         -----------      -----------     -----------     ----------    ----------
INSTITUTIONAL CLASS
  Net assets.........................................    $45,679,957      $15,330,938     $86,345,794     $3,527,177    $3,815,583
                                                         -----------      -----------     -----------     ----------    ----------
  Shares outstanding.................................      3,724,158          958,380       7,891,281        404,724       416,933
                                                         -----------      -----------     -----------     ----------    ----------
  Net asset value, offering and redemption price
    per share........................................    $     12.27      $     16.00     $     10.94     $     8.72    $     9.15
                                                         ===========      ===========     ===========     ==========    ==========
INVESTOR CLASS
  Net assets.........................................    $        --      $        --     $    48,381     $   65,688    $  218,959
                                                         -----------      -----------     -----------     ----------    ----------
  Shares outstanding.................................             --               --           4,422          7,537        23,924
                                                         -----------      -----------     -----------     ----------    ----------
  Net asset value, offering and redemption price
    per share........................................    $        --      $        --     $     10.94     $     8.72    $     9.15
                                                         -----------      -----------     -----------     ----------    ----------
RETIREMENT CLASS
  Net assets.........................................             --      $        --     $    22,529     $       --    $       --
                                                         -----------      -----------     -----------     ----------    ----------
  Shares outstanding.................................             --               --           2,059             --            --
                                                         -----------      -----------     -----------     ----------    ----------
  Net asset value, offering and redemption price
    per share........................................    $        --      $        --     $     10.94     $       --    $       --
                                                         ===========      ===========     ===========     ==========    ==========
+ Investment in securities, at cost...................   $50,284,192      $20,911,848     $86,349,666     $4,074,908    $4,439,112
* Proceeds received, securities sold short............            --        4,838,306              --             --            --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2008 | 45

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                        ROBECO BOSTON    ROBECO BOSTON  ROBECO BOSTON   ROBECO BOSTON  ROBECO BOSTON
                                                          PARTNERS          PARTNERS      PARTNERS        PARTNERS      PARTNERS
                                                          SMALL CAP        LONG/SHORT    LARGE CAP        MID CAP       ALL-CAP
                                                         VALUE FUND II    EQUITY FUND    VALUE FUND      VALUE FUND    VALUE FUND
                                                        -------------     -----------   -----------      -----------   -----------
INVESTMENT INCOME
  Dividends(1).......................................    $  1,505,420     $   373,603   $   619,342     $   404,489    $   173,745
  Interest...........................................         105,096         189,917        20,229          38,176          8,136
                                                         ------------     -----------   -----------     -----------    -----------
       Total investment income.......................       1,610,516         563,520       639,571         442,665        181,881
                                                         ------------     -----------   -----------     -----------    -----------
EXPENSES
  Advisory fees......................................       1,215,659         826,400       194,574         193,495         74,179
  Distribution fees (Investor Class).................         140,230          14,777        27,629          16,922          4,416
  Administration and accounting fees.................         137,566          62,910        50,459          47,149         46,279
  Printing and shareholder reporting fees............          59,442          15,060         7,920           5,100          2,461
  Transfer agent fees................................          71,100          43,170        38,461          39,750         40,500
  Professional fees..................................          41,245          24,506        20,635          18,805         16,915
  Directors' and officer's fees......................          48,696          20,873        14,837          11,826          8,732
  Custodian fees.....................................          19,255          16,715        11,040          10,801         10,739
  Registration and filing fees.......................          19,184          16,422        15,500          12,358         11,216
  Administrative service fees........................          15,108           5,688         5,138           3,847          1,468
  Dividend expense on securities sold short..........              --          74,780            --              --             --
  Interest expense ..................................              --         375,973            --              --             --
  Other expenses.....................................          10,220           3,797         2,660           1,796          1,011
                                                         ------------     -----------   -----------     -----------    -----------
       Total expenses before waivers and
         reimbursements..............................       1,777,705       1,501,071       388,853         361,849        217,916
       Less: waivers and reimbursements..............        (130,058)       (117,318)     (118,007)       (103,058)      (125,413)
                                                         ------------     -----------   -----------     -----------    -----------
       Net expenses after waivers and reimbursements.       1,647,647       1,383,753       270,846         258,791         92,503
                                                         ------------     -----------   -----------     -----------    -----------
Net investment income (loss).........................         (37,131)       (820,233)      368,725         183,874         89,378
                                                         ------------     -----------   -----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  FROM INVESTMENTS
  Net realized gain/(loss) from:
       Investments...................................       9,746,037      (4,048,951)      168,809         215,357        335,641
       Investments sold short........................              --       8,960,975            --              --             --
       Written options...............................              --              --            --              --        162,979
  Net change in unrealized appreciation/
    (depreciation) on:
       Investments...................................     (34,390,914)     (7,869,720)   (6,700,650)     (4,706,796)    (2,122,008)
       Investments sold short........................              --         926,700            --              --             --
       Written options...............................              --              --            --              --         63,275
                                                         ------------     -----------   -----------     -----------    -----------
Net realized and unrealized gain/(loss)
  from Investments...................................     (24,644,877)     (2,030,996)   (6,531,841)     (4,491,439)    (1,560,113)
                                                         ------------     -----------   -----------     -----------    -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS....................................    $(24,682,008)    $(2,851,229)  $(6,163,116)    $(4,307,565)   $(1,470,735)
                                                         ============     ===========   ===========     ===========    ===========

(1)  Net of foreign taxes ...........................              --          (6,014)       (6,541)             --         (2,966)



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


46 |  SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                            ROBECO
                                                                          WPG 130/30
                                                                           LARGE CAP
                                                                           CORE FUND
                                                           ROBECO         (FORMERLY       ROBECO
                                                             WPG           ROBECO WPG       WPG            SAM           SAM
                                                          SMALL CAP        LARGE CAP     CORE BOND     SUSTAINABLE    SUSTAINABLE
                                                         VALUE FUND       GROWTH FUND)      FUND      CLIMATE FUND*   WATER FUND*
                                                        -------------     ------------  -----------   -------------   -----------
INVESTMENT INCOME
  Dividends(1)........................................   $    397,678     $   167,938   $        --     $     7,473    $     9,157
  Interest............................................         16,211           8,436     2,570,101           5,675          6,244
  Reclaim income......................................             --              --            --             141             --
  Income from securities loaned.......................          7,126              --           632                             --
                                                         ------------     -----------   -----------     -----------    -----------
       Total investment income........................        421,015         176,374     2,570,733          13,289         15,401
                                                         ------------     -----------   -----------     -----------    -----------
EXPENSES
  Advisory fees.......................................        225,657          65,910       227,037          16,037         16,455
  Distribution fees (Investor Class)..................             --              --            33              46             77
  Distribution fees (Retirement Class)................             --              --            11              --             --
  Administration and accounting fees..................         46,700          43,820        82,279          40,747         43,740
  Printing and shareholder reporting fees.............          5,070           7,380        16,576           5,471          5,480
  Transfer agent fees.................................         47,190          33,438        56,552          26,872         23,880
  Professional fees...................................         22,975          18,805        34,860          18,896         18,878
  Directors' and officer's fees.......................         13,393           8,785        25,631           6,445          6,401
  Custodian fees......................................          9,601          18,914        14,342           6,596          8,424
  Registration and filing fees........................         12,468          11,822        14,423          22,707         25,470
  Administrative service fees.........................          2,500           2,500         2,499           2,497          2,416
  Dividend expense on securities sold short...........             --          36,360            --              --             --
  Interest expense ...................................             --           3,031            --              --             --
  Other expenses......................................          2,566           1,744         5,981             725            575
                                                         ------------     -----------   -----------     -----------    -----------
       Total expenses before waivers and
         reimbursements...............................        388,120         252,509       480,224         147,039        151,796
       Less: waivers and reimbursements...............             --         (90,352)     (263,233)       (122,973)      (127,057)
       Less: fees paid indirectly - Note 3............           (136)           (957)           --              --             --
                                                         ------------     -----------   -----------     -----------    -----------
       Net expenses after waivers and reimbursements..        387,984         161,200       216,991          24,066         24,739
                                                         ------------     -----------   -----------     -----------    -----------
       Net investment income (loss)...................         33,031          15,174     2,353,742         (10,777)        (9,338)
                                                         ------------     -----------   -----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  FROM INVESTMENTS
  Net realized gain/(loss) from:
       Investments....................................       (755,365)      2,464,972     1,884,745         (22,793)         3,138
       Foreign currency transactions..................             --              --            --           6,082          4,141
       Investments sold short.........................             --          72,570            --              --             --
       Futures transactions...........................             --              --        65,719              --             --
       Swap agreements................................             --              --      (284,146)             --             --
  Net change in unrealized appreciation/
    (depreciation)on:
       Investments....................................     (7,131,752)     (4,654,673)    2,320,029        (494,841)      (349,557)
       Investments sold short.........................             --         354,779            --              --             --
       Futures transactions...........................             --              --        91,475              --             --
       Swap agreements................................             --              --       (23,527)             --             --
                                                         ------------     -----------   -----------     -----------    -----------
Net realized and unrealized gain/(loss)
  from Investments....................................     (7,887,117)     (1,762,352)    4,054,295        (511,552)      (342,278)
                                                         ------------     -----------   -----------     -----------    -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.....................................   $ (7,854,086)    $(1,747,178)  $ 6,408,037     $  (522,329)   $  (351,616)
                                                         ============     ===========   ===========     ===========    ===========

(1)  Net of foreign taxes ............................             --            (474)           --            (510)          (360)

*    For the period October 1, 2007 (Commencement of Operations) to February 29, 2008.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2008 | 47

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                   ROBECO BOSTON PARTNERS              ROBECO BOSTON PARTNERS
                                                                  SMALL CAP VALUE FUND II              LONG/SHORT EQUITY FUND
                                                            -----------------------------------  -----------------------------------
                                                                FOR THE SIX         FOR THE        FOR THE SIX           FOR THE
                                                               MONTHS ENDED        YEAR ENDED      MONTHS ENDED        YEAR ENDED
                                                             FEBRUARY 29, 2008  AUGUST 31, 2007  FEBRUARY 29, 2008  AUGUST 31, 2007
                                                            ------------------  ---------------  -----------------  ----------------
                                                                (UNAUDITED)                         (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income/(loss).............................     $    (37,131)    $   (759,783)      $  (820,233)    $ (1,361,926)
  Net realized gain/(loss) from investments and
    foreign exchange transactions..........................        9,746,037       69,018,171         4,912,024       10,732,357
  Net change in unrealized appreciation/(depreciation)
    on investments and foreign exchange transactions.......      (34,390,914)     (29,653,912)       (6,943,020)      (6,363,788)
                                                                ------------     ------------       -----------     ------------
  Net increase/(decrease) in net assets resulting
    from operations........................................      (24,682,008)      38,604,476        (2,851,229)       3,006,643
                                                                ------------     ------------       -----------     ------------
  LESS DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment income (Institutional Class)..............               --         (391,961)               --               --
  Net investment income (Investor Class)...................               --         (158,933)               --               --
  Net realized capital gains (Institutional Class).........      (30,253,300)     (16,867,927)       (7,243,467)      (9,144,393)
  Net realized capital gains (Investor Class)..............      (41,264,089)     (34,020,717)       (1,286,875)      (1,852,903)
                                                                ------------     ------------       -----------     ------------
  Total dividends and distributions to shareholders........      (71,517,389)     (51,439,538)       (8,530,342)     (10,997,296)
                                                                ------------     ------------       -----------     ------------
  INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS (NOTE 5)....................       (8,432,425)     (82,797,055)      (28,812,916)     (14,594,704)
                                                                ------------     ------------       -----------     ------------
  Total increase/(decrease) in net assets..................     (104,631,822)     (95,632,117)      (40,194,487)     (22,585,357)

  NET ASSETS
  Beginning of Period......................................      248,883,299      344,515,416        88,434,121      111,019,478
                                                                ------------     ------------       -----------     ------------
  End of Period............................................     $144,251,477     $248,883,299       $48,239,634     $ 88,434,121
                                                                ============     ============       ===========     ============
  Includes undistributed net investment
    income/(loss) of ......................................     $    (37,131)    $         --       $  (820,233)    $         --



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


48 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                                   ROBECO BOSTON PARTNERS             ROBECO BOSTON PARTNERS
                                                                    LARGE CAP VALUE FUND                MID CAP VALUE FUND
                                                            -----------------------------------  -----------------------------------
                                                                FOR THE SIX         FOR THE        FOR THE SIX           FOR THE
                                                               MONTHS ENDED        YEAR ENDED      MONTHS ENDED        YEAR ENDED
                                                             FEBRUARY 29, 2008  AUGUST 31, 2007  FEBRUARY 29, 2008  AUGUST 31, 2007
                                                            ------------------  ---------------  -----------------  ----------------
                                                                (UNAUDITED)                         (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income/(loss).............................     $    368,725     $    727,810       $   183,874     $    138,323
  Net realized gain/(loss) from investments and
    foreign exchange transactions..........................          168,809        6,058,378           215,357        5,912,750
  Net change in unrealized appreciation/(depreciation)
    on investments and foreign exchange transactions.......       (6,700,650)       2,361,865        (4,706,796)         873,125
                                                                ------------     ------------       -----------     ------------
  Net increase/(decrease) in net assets resulting
    from operations........................................       (6,163,116)       9,148,053        (4,307,565)       6,924,198
                                                                ------------     ------------       -----------     ------------
  LESS DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment income (Institutional Class)..............         (544,588)        (424,565)         (195,014)         (65,744)
  Net investment income (Investor Class)...................         (218,588)        (197,951)          (46,363)          (1,191)
  Net realized capital gains (Institutional Class).........       (3,923,968)      (3,114,117)       (4,230,672)      (8,391,078)
  Net realized capital gains (Investor Class)..............       (2,023,944)      (1,837,246)       (1,660,750)      (1,834,532)
                                                                ------------     ------------       -----------     ------------
  Total dividends and distributions to shareholders........       (6,711,088)      (5,573,879)       (6,132,799)     (10,292,545)
                                                                ------------     ------------       -----------     ------------
  INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS (NOTE 5)....................       11,120,824        6,087,387         9,083,572       18,996,364
                                                                ------------     ------------       -----------     ------------
  Total increase/(decrease) in net assets..................       (1,753,380)       9,661,561        (1,356,792)      15,628,017

  NET ASSETS
  Beginning of Period......................................       66,769,720       57,108,159        48,500,032       32,872,015
                                                                ------------     ------------       -----------     ------------
  End of Period............................................     $ 65,016,340     $ 66,769,720       $47,143,240     $ 48,500,032
                                                                ============     ============       ===========     ============
  Includes undistributed net investment
    income/(loss) of ......................................     $    109,769     $    504,220       $    42,574     $    100,077


                                                                    ROBECO BOSTON PARTNERS
                                                                     ALL-CAP VALUE FUND
                                                            -----------------------------------
                                                                FOR THE SIX         FOR THE
                                                               MONTHS ENDED        YEAR ENDED
                                                             FEBRUARY 29, 2008  AUGUST 31, 2007
                                                            ------------------  ---------------
                                                                (UNAUDITED)

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income/(loss).............................     $     89,378     $    156,470
  Net realized gain/(loss) from investments and
    foreign exchange transactions..........................          498,620        1,684,278
  Net change in unrealized appreciation/(depreciation)
    on investments and foreign exchange transactions.......       (2,058,733)         519,878
                                                                ------------     ------------
  Net increase/(decrease) in net assets resulting
    from operations........................................       (1,470,735)       2,360,626
                                                                ------------     ------------
  LESS DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment income (Institutional Class)..............         (156,892)        (104,775)
  Net investment income (Investor Class)...................          (24,174)         (22,078)
  Net realized capital gains (Institutional Class).........       (1,351,923)      (1,060,815)
  Net realized capital gains (Investor Class)..............         (300,869)        (321,372)
                                                                ------------     ------------
  Total dividends and distributions to shareholders........       (1,833,858)      (1,509,040)
                                                                ------------     ------------
  INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS (NOTE 5)....................        2,459,819        3,776,353
                                                                ------------     ------------
  Total increase/(decrease) in net assets..................         (844,774)       4,627,939

  NET ASSETS
  Beginning of Period......................................       17,741,391       13,113,452
                                                                ------------     ------------
  End of Period............................................     $ 16,896,617     $ 17,741,391
                                                                ============     ============
  Includes undistributed net investment
    income/(loss) of ......................................     $     12,374     $    104,062


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2008 | 49

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                                          ROBECO                            ROBECO WPG
                                                                 WPG SMALL CAP VALUE FUND            130/30 LARGE CAP CORE FUND*
                                                            -----------------------------------  -----------------------------------
                                                                FOR THE SIX         FOR THE        FOR THE SIX           FOR THE
                                                               MONTHS ENDED        YEAR ENDED      MONTHS ENDED        YEAR ENDED
                                                             FEBRUARY 29, 2008  AUGUST 31, 2007  FEBRUARY 29, 2008  AUGUST 31, 2007
                                                            ------------------  ---------------  -----------------  ----------------
                                                                (UNAUDITED)                         (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income/(loss).............................     $     33,031     $     46,418       $    15,174     $    (32,314)
  Net realized gain/(loss) from investments and
    foreign exchange transactions..........................         (755,365)       8,063,660         2,537,542        1,682,467
  Net change in unrealized appreciation/(depreciation)
    on investments and foreign exchange transactions.......       (7,131,752)      (1,260,902)       (4,299,894)       1,142,225
                                                                ------------     ------------       -----------     ------------
  Net increase/(decrease) in net assets resulting
    from operations........................................       (7,854,086)       6,849,176        (1,747,178)       2,792,378
                                                                ------------     ------------       -----------     ------------
  LESS DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment income (Institutional Class)..............          (43,780)         (12,697)               --       (1,770,663)
  Net investment income (Investor Class)...................               --               --                --               --
  Net investment income (Retirement Class).................               --               --                --               --
  Net realized capital gains (Institutional Class).........       (7,781,157)      (5,092,584)       (4,297,082)              --
  Net realized capital gains (Investor Class)..............               --               --                --               --
                                                                ------------     ------------       -----------     ------------
  Total dividends and distributions to shareholders........       (7,824,937)      (5,105,281)       (4,297,082)      (1,770,663)
                                                                ------------     ------------       -----------     ------------
  Increase/(decrease) in net assets derived from capital
    share transactions (Note 5)............................        7,396,997        3,610,754         2,745,372       (1,326,445)
                                                                ------------     ------------       -----------     ------------
  Total increase/(decrease) in net assets..................       (8,282,026)       5,354,649        (3,298,888)        (304,730)

  NET ASSETS
  Beginning of Period......................................       53,961,983       48,607,334        18,629,826       18,934,556
                                                                ------------     ------------       -----------     ------------
  End of Period............................................     $ 45,679,957     $ 53,961,983       $15,330,938     $ 18,629,826
                                                                ============     ============       ===========     ============
  Includes undistributed net investment
    income/(loss) of ......................................     $     33,031     $     43,780       $    15,174     $         --

*  Formerly Robeco WPG Large Cap Growth Fund
** Commencement of operations



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


50 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                                          ROBECO              SAM SUSTAINABLE       SAM SUSTAINABLE
                                                                  WPG CORE BOND FUND            CLIMATE FUND           WATER FUND
                                                         -----------------------------------  -----------------    -----------------
                                                                                               FOR THE PERIOD       FOR THE PERIOD
                                                             FOR THE SIX         FOR THE      ENDED OCTOBER 1,     ENDED OCTOBER 1,
                                                            MONTHS ENDED        YEAR ENDED        2007** TO            2007** TO
                                                          FEBRUARY 29, 2008  AUGUST 31, 2007  FEBRUARY 29, 2008    FEBRUARY 29, 2008
                                                         ------------------  ---------------  -----------------    -----------------
                                                             (UNAUDITED)                         (UNAUDITED)         (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income/(loss).............................  $  2,353,742     $  7,345,814       $   (10,777)       $     (9,338)
  Net realized gain/(loss) from investments and
    foreign exchange transactions..........................     1,666,318          876,733           (16,711)              7,279
  Net change in unrealized appreciation/(depreciation)
    on investments and foreign exchange transactions.......     2,387,977         (880,014)         (494,841)           (349,557)
                                                             ------------     ------------       -----------        ------------
  Net increase/(decrease) in net assets resulting
    from operations........................................     6,408,037        7,342,533          (522,329)           (351,616)
                                                             ------------     ------------       -----------        ------------
  LESS DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment income (Institutional Class)..............    (2,408,068)      (7,345,475)               --                  --
  Net investment income (Investor Class)...................          (595)            (925)               --                  --
  Net investment income (Retirement Class).................          (504)            (955)               --                  --
  Net realized capital gains (Institutional Class).........            --               --                --                  --
  Net realized capital gains (Investor Class)..............            --               --                --                  --
                                                             ------------     ------------       -----------        ------------
  Total dividends and distributions to shareholders........    (2,409,167)      (7,347,355)               --                  --
                                                             ------------     ------------       -----------        ------------
  Increase/(decrease) in net assets derived from capital
    share transactions (Note 5)............................   (27,379,354)     (68,728,906)        4,115,194           4,386,158
                                                             ------------     ------------       -----------        ------------
  Total increase/(decrease) in net assets..................   (23,380,484)     (68,733,728)        3,592,865           4,034,542

  NET ASSETS
  Beginning of Period......................................
                                                              109,797,188      178,530,916                --                  --
                                                             ------------     ------------       -----------        ------------
  End of Period............................................  $ 86,416,704     $109,797,188       $ 3,592,865        $  4,034,542
                                                             ============     ============       ===========        ============
  Includes undistributed net investment
    income/(loss) of ......................................  $    (26,797)    $     28,628       $   (10,777)       $     (9,338)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 51

ROBECO INVESTMENT FUNDS                            FEBRUARY 29, 2008 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

                                                              Robeco Boston Partners            Robeco Boston Partners
                                                              Long/Short Equity Fund         WPG 130/30 Large Cap Core Fund
                                                             ------------------------       -------------------------------
                                                                 SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                                 FEBRUARY 29, 2008                FEBRUARY 29, 2008
                                                             ------------------------       -------------------------------
INCREASE DECREASE IN CASH
Cash flows provided from operating activities:
Interest and dividends received............................        $    772,792                     $     163,144
Operating expenses paid....................................          (1,191,597)                         (183,912)
Interest expenses paid.....................................            (349,293)                           (1,270)
Purchases of long-term portfolio investments...............         (50,554,744)                      (25,270,556)
Proceeds from disposition of short-term
  portfolio investments ...................................          17,230,682                                --
Proceeds from disposition of long-term
  portfolio investments ...................................          70,698,227                        21,996,977
Net proceeds from short sales..............................         (14,310,542)                        4,910,875
Increase in other assets...................................               7,338                             8,167
                                                                   ------------                     -------------
NET CASH PROVIDED FROM OPERATING ACTIVITIES:...............          22,302,863                         1,623,425
                                                                   ------------                     -------------
Cash flows from financing activities:
Net proceeds from broker...................................          15,046,844                           714,507
Cash dividends paid .......................................             (15,975)                         (737,432)
Net payment from fund share activity.......................         (37,333,732)                         (818,152)
                                                                   ------------                     -------------
NET CASH PROVIDED BY FINANCING ACTIVITIES:.................         (22,302,863)                         (841,077)
                                                                   ------------                     -------------
Net increase in cash.......................................                  --                           782,348
Cash at beginning of period................................                  --                            34,514
                                                                   ------------                     -------------
CASH AT END OF PERIOD......................................        $         --                     $     816,862
                                                                   ============                     =============
RECONCILIATION OF NET INCREASE IN NET ASSETS
TO NET CASH PROVIDED FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations.......        $ (2,851,229)                    $  (1,747,451)
                                                                   ------------                     -------------
Change in investments......................................          22,910,333                         1,640,897
Net realized loss on investments...........................          (4,912,024)                       (2,537,276)
Net increase in unrealized appreciation on investments.....           6,943,020                         4,299,894
Change in receivable for investments sold..................          (1,349,289)                       (1,036,631)
Change in interest receivable..............................             209,272                           (13,230)
Change in other assets.....................................              (3,298)                              738
Change in payable for investments purchased................           1,513,215                         1,040,459
Change in accrued expenses ................................            (157,137)                          (23,975)
                                                                   ------------                     -------------
Total adjustments..........................................          25,154,092                         3,370,876
                                                                   ------------                     -------------
Net cash provided from operating activities................        $ 22,302,863                     $   1,623,425
                                                                   ------------                     -------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



52 | SEMI-ANNUAL REPORT 2008

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------






                              NET                                    DIVIDENDS TO   DISTRIBUTIONS TO  DISTRIBUTIONS TO
                             ASSET                   NET REALIZED    SHAREHOLDERS     SHAREHOLDERS      SHAREHOLDERS
                             VALUE,       NET       AND UNREALIZED     FROM NET         FROM NET           FROM
                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON    INVESTMENT        REALIZED         TAX RETURN     REDEMPTION
                           OF PERIOD INCOME/(LOSS)   INVESTMENTS       INCOME            GAINS           OF CAPITAL        FEES
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $21.47     $ 0.01*         $(2.22)        $   --           $(7.70)           $   --           $  --(3)
  8/31/07                     22.82      (0.01)*          2.41          (0.09)           (3.67)               --            0.01
  8/31/06                     24.75      (0.08)*          1.57             --            (3.42)               --              --(3)
  8/31/05                     22.80      (0.10)           5.07             --            (3.03)               --            0.01
  8/31/04                     20.19      (0.12)*          2.92             --            (0.20)               --            0.01
  8/31/03                     15.71      (0.09)*          4.55             --               --(3)             --            0.02

  INVESTOR CLASS
  9/1/07 through 2/29/08+    $21.02     $(0.01)*        $(2.16)        $   --           $(7.70)           $   --           $  --(3)
  8/31/07                     22.40      (0.07)*          2.37          (0.02)           (3.67)               --            0.01
  8/31/06                     24.35      (0.13)*          1.54             --            (3.36)               --              --(3)
  8/31/05                     22.53      (0.17)           5.01             --            (3.03)               --            0.01
  8/31/04                     20.00      (0.18)*          2.90             --            (0.20)               --            0.01
  8/31/03                     15.61      (0.12)*          4.49             --               --(3)             --            0.02
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
---------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $17.23     $(0.18)*        $(0.46)        $   --           $(1.90)           $   --           $  --(3)
  8/31/07                     18.57      (0.21)*          0.73             --            (1.86)               --              --(3)
  8/31/06                     17.89      (0.26)*          2.40             --            (1.47)               --            0.01
  8/31/05                     14.70      (0.25)           3.43             --               --                --            0.01
  8/31/04                     14.31      (0.32)*          0.69             --               --                --            0.02
  8/31/03                     15.17      (0.28)*          0.10             --            (0.51)            (0.20)           0.03

  INVESTOR CLASS
  9/1/07 through 2/29/08+    $16.97     $(0.20)*        $(0.45)        $   --           $(1.90)           $   --           $  --(3)
  8/31/07                     18.36      (0.26)*          0.73             --            (1.86)               --              --(3)
  8/31/06                     17.74      (0.30)*          2.38             --            (1.47)               --            0.01
  8/31/05                     14.62      (0.28)           3.39             --               --                --            0.01
  8/31/04                     14.27      (0.36)*          0.69             --               --                --            0.02
  8/31/03                     15.13      (0.31)*          0.10             --            (0.51)            (0.17)           0.03
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
-------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $15.34     $ 0.09*         $(1.38)        $(0.19)          $(1.40)           $   --           $  --
  8/31/07                     14.53       0.20*           2.02          (0.17)           (1.24)               --              --
  8/31/06                     15.00       0.16*           1.55          (0.16)           (2.02)               --              --
  8/31/05                     12.67       0.11*           2.33          (0.11)              --                --              --
  8/31/04                     10.84       0.09*           1.84          (0.10)              --                --              --
  8/31/03                     10.33       0.09*           0.57          (0.06)           (0.09)               --              --

  INVESTOR CLASS
  9/1/07 through 2/29/08+    $15.62     $ 0.07*         $(1.36)        $(0.19)          $(1.40)           $   --           $  --
  8/31/07                     14.77       0.15*           2.07          (0.13)           (1.24)               --              --
  8/31/06                     15.22       0.13*           1.57          (0.13)           (2.02)               --              --
  8/31/05                     12.86       0.08*           2.36          (0.08)              --                --              --
  8/31/04                     11.01       0.05*           1.88          (0.08)              --                --              --
  8/31/03                     10.50       0.07*           0.57          (0.04)           (0.09)               --              --

----------
+   Unaudited
*   Calculated based on average shares outstanding for the period.
(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period.
(2) Redemption fees are reflected in total return calculations.
(3) Amount is less than $0.01 per share.
(4) Annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


54 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

                                                                                     RATIO OF
                                                                                    EXPENSES TO
                                                                                    AVERAGE NET
                                                                   RATIO OF         ASSETS WITH
                              NET                       NET       EXPENSES TO       WAIVERS AND
                             ASSET                    ASSETS,     AVERAGE NET     REIMBURSEMENTS
                             VALUE,      TOTAL        END OF      ASSETS WITH       (EXCLUDING
                             END OF    INVESTMENT     PERIOD      WAIVERS AND      DIVIDEND AND
                             PERIOD    RETURN(1,2)     (000)    REIMBURSEMENTS   INTEREST EXPENSE)
--------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $11.56      (9.22)%     $ 66,339      1.55%(4)          $  --
  8/31/07                     21.47      10.53         94,337      1.55                 --
  8/31/06                     22.82       6.39        114,153      1.52                 --
  8/31/05                     24.75      22.65        138,143      1.53                 --
  8/31/04                     22.80      13.96        133,060      1.49                 --
  8/31/03                     20.19      28.55         98,383      1.55                 --

  INVESTOR CLASS
  9/1/07 through 2/29/08+    $11.15      (9.30)%    $  77,913      1.80%(4)          $  --
  8/31/07                     21.02      10.26        154,546      1.80                 --
  8/31/06                     22.40       6.12        230,362      1.77                 --
  8/31/05                     24.35      22.32        274,648      1.78                 --
  8/31/04                     22.53      13.69        327,569      1.74                 --
  8/31/03                     20.00      28.16        279,593      1.80                 --
--------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
---------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $14.69      (3.98)%     $ 38,881      3.73%(4)          $2.50%(4)
  8/31/07                     17.23       2.61         73,770      3.44               2.50
  8/31/06                     18.57      12.93         90,313      3.24               2.50
  8/31/05                     17.89      21.70         99,748      3.13               2.50
  8/31/04                     14.70       2.73         58,293      3.02               2.50
  8/31/03                     14.31      (1.13)        57,351      3.05               2.50

  INVESTOR CLASS
  9/1/07 through 2/29/08+    $14.42      (4.11)%     $  9,358      3.98%(4)          $2.75%(4)
  8/31/07                     16.97       2.35         14,664      3.69               2.75
  8/31/06                     18.36      12.69         20,706      3.48               2.75
  8/31/05                     17.74      21.34         24,716      3.37               2.75
  8/31/04                     14.62       2.45         14,322      3.27               2.75
  8/31/03                     14.27      (1.32)        15,381      3.32               2.75
--------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
-------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $12.46      (9.22)%     $ 45,780      0.75%(4)          $  --
  8/31/07                     15.34      15.70         43,148      0.75                 --
  8/31/06                     14.53      12.43         35,994      0.86                 --
  8/31/05                     15.00      19.30         27,172      1.00                 --
  8/31/04                     12.67      17.87         42,066      1.00                 --
  8/31/03                     10.84       6.54         43,722      1.00                 --

  INVESTOR CLASS
  9/1/07 through 2/29/08+    $12.74      (9.30)%     $ 19,236      1.00%(4)          $  --
  8/31/07                     15.62      15.45         23,622      1.00                 --
  8/31/06                     14.77      12.14         21,114      1.11                 --
  8/31/05                     15.22      19.04         12,827      1.25                 --
  8/31/04                     12.86      17.53          8,112      1.25                 --
  8/31/03                     11.01       6.22          5,116      1.25                 --


                                                    RATIO OF NET
                                                    INVESTMENT
                                   RATIO OF        INCOME (LOSS)
                                  EXPENSES TO       TO AVERAGE
                                  AVERAGE NET       NET ASSETS
                                ASSETS WITHOUT     WITH WAIVERS      PORTFOLIO
                                  WAIVERS AND          AND           TURNOVER
                                 REIMBURSEMENTS   REIMBURSEMENTS       RATE
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+            1.69%(4)          0.11%(4)        27.41%
  8/31/07                            1.56             (0.09)           46.19
  8/31/06                            1.53             (0.34)           33.60
  8/31/05                            1.54             (0.42)           37.61
  8/31/04                            1.49             (0.53)           47.06
  8/31/03                            1.79             (0.54)           72.72

  INVESTOR CLASS
  9/1/07 through 2/29/08+            1.94%(4)         (0.14)%(4)       27.41%
  8/31/07                            1.81             (0.32)           46.19
  8/31/06                            1.78             (0.58)           33.60
  8/31/05                            1.79             (0.64)           37.61
  8/31/04                            1.74             (0.77)           47.06
  8/31/03                            2.04             (0.77)           72.72
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
---------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+            4.05%(4)         (2.19)%(4)       69.62%
  8/31/07                            3.60             (1.17)           93.21
  8/31/06                            3.40             (1.51)          108.59
  8/31/05                            3.30             (1.82)          107.14
  8/31/04                            3.20             (2.26)          239.06
  8/31/03                            3.44             (1.94)          282.36

  INVESTOR CLASS
  9/1/07 through 2/29/08+            4.30%(4)         (2.46)%(4)       69.62%
  8/31/07                            3.85             (1.42)           93.21
  8/31/06                            3.65             (1.77)          108.59
  8/31/05                            3.55             (2.07)          107.14
  8/31/04                            3.45             (2.50)          239.06
  8/31/03                            3.69             (2.13)          282.36
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
-------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+            1.12%(4)          1.23%(4)        40.01%
  8/31/07                            1.07              1.20            61.70
  8/31/06                            1.22              1.11            58.04
  8/31/05                            1.35              0.83            76.91
  8/31/04                            1.22              0.73            47.21
  8/31/03                            1.41              0.94            81.13

  INVESTOR CLASS
  9/1/07 through 2/29/08+            1.37%(4)          0.97%(4)        40.01%
  8/31/07                            1.32              0.95            61.70
  8/31/06                            1.46              0.87            58.04
  8/31/05                            1.61              0.53            76.91
  8/31/04                            1.47              0.43            47.21
  8/31/03                            1.66              0.66            81.13



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 55

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------




                              NET                                    DIVIDENDS TO   DISTRIBUTIONS TO      NET
                             ASSET                   NET REALIZED    SHAREHOLDERS     SHAREHOLDERS       ASSET
                             VALUE,       NET       AND UNREALIZED     FROM NET         FROM NET         VALUE,
                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON    INVESTMENT        REALIZED         END OF
                           OF PERIOD INCOME/(LOSS)    INVESTMENTS       INCOME            GAINS          PERIOD
--------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $11.45     $ 0.04*         $(0.93)        $(0.06)          $(1.36)           $ 9.14
  8/31/07                     13.05       0.05*           2.44          (0.03)           (4.06)            11.45
  8/31/06                     14.02       0.04*           0.86          (0.02)           (1.85)            13.05
  8/31/05                     13.16         --(2)         3.22          (0.01)           (2.35)            14.02
  8/31/04                     11.57       0.01*           1.65          (0.07)              --             13.16
  8/31/03                      9.69       0.05*           1.83             --(2)            --             11.57

  INVESTOR CLASS
  9/1/07 through 2/29/08+    $11.16     $ 0.03*         $(0.90)        $(0.04)          $(1.36)           $ 8.89
  8/31/07                     12.81       0.02*           2.39             --            (4.06)            11.16
  8/31/06                     13.80      (0.01)(2)*       0.87             --            (1.85)            12.81
  8/31/05                     13.02         --(2)         3.13             --            (2.35)            13.80
  8/31/04                     11.43      (0.02)*          1.65          (0.04)              --             13.02
  8/31/03                      9.58       0.02*           1.83             --               --             11.43
--------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $16.47     $ 0.08*         $(1.21)        $(0.16)          $(1.39)           $13.79
  8/31/07                     15.69       0.16*           2.05          (0.13)           (1.30)            16.47
  8/31/06                     15.54       0.15*           1.03          (0.08)           (0.95)            15.69
  8/31/05                     13.29       0.07            2.83          (0.05)           (0.60)            15.54
  8/31/04                     10.82       0.06            2.48          (0.07)              --             13.29
  8/31/03                      9.45       0.06            1.34          (0.03)              --             10.82

  INVESTOR CLASS
  9/1/07 through 2/29/08+    $16.41     $ 0.06*         $(1.22)        $(0.11)          $(1.39)           $13.75
  8/31/07                     15.63       0.11*           2.06          (0.09)           (1.30)            16.41
  8/31/06                     15.49       0.11*           1.03          (0.05)           (0.95)            15.63
  8/31/05                     13.26       0.03            2.83          (0.03)           (0.60)            15.49
  8/31/04                     10.80       0.02            2.48          (0.04)              --             13.26
  8/31/03                      9.44       0.04            1.34          (0.02)              --             10.80
--------------------------------------------------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND
-------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $17.05     $ 0.01*         $(2.33)        $(0.01)          $(2.45)           $12.27
  8/31/07                     16.54       0.01            2.31             --            (1.81)            17.05
  8/31/06                     17.42         --            1.10             --            (1.98)            16.54
  8/31/05(3)                  17.55      (0.04)          (0.09)            --               --             17.42
  12/31/04                    16.34         --            3.11             --            (1.90)            17.55
  12/31/03                    11.24         --            5.10             --               --             16.34
  12/31/02                    15.21         --           (3.97)            --               --              1.24

----------
*   Calculated based on average shares outstanding.
+   Unaudited
(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period.
(2) Amount is less than $0.01.
(3) For the period January 1, 2005 through August 31, 2005.
(4) Annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


56 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------


                                                                                             RATIO OF NET
                                                                                              INVESTMENT
                                                      RATIO OF            RATIO OF          INCOME (LOSS)
                                          NET         EXPENSES TO         EXPENSES TO          TO AVERAGE
                                        ASSETS,       AVERAGE NET         AVERAGE NET          NET ASSETS
                              TOTAL     END OF        ASSETS WITH       ASSETS WITHOUT        WITH WAIVERS           PORTFOLIO
                           INVESTMENT   PERIOD        WAIVERS AND         WAIVERS AND              AND               TURNOVER
                            RETURN(1)    (000)      REIMBURSEMENTS      REIMBURSEMENTS       REIMBURSEMENTS            RATE
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+     (8.51)%   $32,810         1.00%(4)           1.43%(4)               0.83%(4)             33.78%
  8/31/07                     21.32      35,722         1.00               1.48                   0.38                 88.80
  8/31/06                      6.82      27,538         1.00               1.38                   0.28                 97.30
  8/31/05                     25.97      54,187         1.00               1.31                   0.03                 74.08
  8/31/04                     14.39      42,240         1.00               1.26                   0.07                 67.40
  8/31/03                     19.41      57,052         1.00               1.40                   0.55                 77.87

  INVESTOR CLASS
  9/1/07 through 2/29/08+     (8.58)%   $14,333         1.25%(4)           1.68%(4)               0.58%(4)             33.78%
  8/31/07                     21.02      12,778         1.25               1.73                   0.14                 88.80
  8/31/06                      6.59       5,334         1.25               1.70                  (0.04)                97.30
  8/31/05                     25.47       4,462         1.25               1.56                  (0.22)                74.08
  8/31/04                     14.08       2,819         1.25               1.51                  (0.18)                67.40
  8/31/03                     19.31       3,159         1.25               1.65                   0.21                 77.87
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+     (7.34)%   $13,718         0.95%(4)           2.30%(4)                1.01%(4)             34.93%
  8/31/07                     14.38      13,720         0.95               2.24                    0.92                 45.26
  8/31/06                      7.95       9,374         1.09               2.93                    0.94                 51.10
  8/31/05                     22.33       7,315         1.25               3.90                    0.53                 28.72
  8/31/04                     23.50       5,177         1.25               5.82                    0.51                 27.40
  8/31/03                     14.84       2,890         1.25               9.49                    0.62                 38.36

  INVESTOR CLASS
  9/1/07 through 2/29/08+     (7.54)%   $ 3,178         1.20%(4)           2.55%(4)                0.76%(4)             34.93%
  8/31/07                     14.16       4,021         1.20               2.49                    0.67                 45.26
  8/31/06                      7.72       3,739         1.34               3.19                    0.69                 51.10
  8/31/05                     22.06       2,840         1.50               4.04                    0.20                 28.72
  8/31/04                     23.13         649         1.50               5.84                    0.14                 27.40
  8/31/03                     14.63         106         1.50               9.88                    0.41                 38.36
------------------------------------------------------------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND
-------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    (14.56)%   $45,680         1.55%(4)           1.55%(4)                0.13%(4)             92.42%
  8/31/07                     14.28      53,962         1.47               1.47                    0.09                138.38
  8/31/06                      7.16      48,607         1.43               1.43                    0.02                139.15
  8/31/05(3)                  (0.74)     52,368         1.57(4)            1.57(4)                (0.35)(4)            135.85
  12/31/04                    19.35      57,787         1.55               1.55                   (0.55)               159.20
  12/31/03                    45.37      58,282         1.68               1.68                    0.83                228.30
  12/31/02                   (26.10)     47,705         1.54               1.54                   (0.81)               105.60



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 57

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------




                              NET                                    DIVIDENDS TO   DISTRIBUTIONS TO                    NET
                             ASSET                   NET REALIZED    SHAREHOLDERS     SHAREHOLDERS                     ASSET
                            VALUE,         NET      AND UNREALIZED     FROM NET         FROM NET                       VALUE,
                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON    INVESTMENT        REALIZED      REDEMPTION       END OF
                           OF PERIOD  INCOME/(LOSS)   INVESTMENTS       INCOME            GAINS          FEES          PERIOD
-----------------------------------------------------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
---------------------------------------------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $23.42     $ 0.02*         $(1.88)        $   --           $(5.56)         $ --           $16.00
  8/31/07                     22.27      (0.04)           3.40             --            (2.21)           --            23.42
  8/31/06                     23.36      (0.01)           1.42             --            (2.50)           --            22.27
  8/31/05(3)                  23.10      (0.07)           0.33             --               --            --            23.36
  12/31/04                    25.27         --            0.93             --            (3.10)           --            23.10
  12/31/03                    19.16         --            6.11             --               --            --            25.27
  12/31/02                    26.46         --           (7.30)            --               --            --            19.16
-----------------------------------------------------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND
-------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    $10.50     $ 0.25*         $ 0.44         $(0.25)          $   --          $ --(7)        $10.94
  8/31/07                     10.50       0.50*             --          (0.50)              --            --(7)         10.50
  8/31/06                     10.84       0.45*          (0.34)         (0.45)              --            --(7)         10.50
  8/31/05(3)                  10.81       0.25            0.03          (0.25)              --            --(7)         10.84
  12/31/04                    10.66       0.31            0.15          (0.31)              --            --            10.81
  12/31/03                    10.44       0.30            0.22          (0.30)              --            --            10.66
  12/31/02                     9.80       0.40            0.64          (0.40)              --            --            10.44

  INVESTOR CLASS
  9/1/07 through 2/29/08+    $10.50     $ 0.22*         $ 0.46         $(0.24)          $   --          $ --(7)        $10.94
  8/31/07                     10.50       0.47*             --          (0.47)              --            --(7)         10.50
  1/17/06** to 8/31/06        10.69       0.28*          (0.19)         (0.28)              --            --            10.50

  RETIREMENT CLASS
  9/1/07 through 2/29/08+    $10.50     $ 0.24*         $ 0.44         $(0.24)          $   --          $ --(7)        $10.94
  8/31/07                     10.50       0.49*             --          (0.49)              --            --(7)         10.50
  9/01/05** to 8/31/06        10.86       0.44*          (0.36)         (0.44)              --            --            10.50
-----------------------------------------------------------------------------------------------------------------------------
SAM SUSTAINABLE CLIMATE FUND
----------------------------
  INSTITUTIONAL CLASS
  10/1/07** through 2/29/08+ $10.00     $(0.03)*        $(1.25)        $   --           $   --          $ --           $ 8.72

  INVESTOR CLASS
  10/1/07** through 2/29/08+ $10.22     $(0.03)*        $(1.47)        $   --           $   --          $ --           $ 8.72
-----------------------------------------------------------------------------------------------------------------------------
SAM SUSTAINABLE WATER FUND
--------------------------
  INSTITUTIONAL CLASS
  10/1/07** through 2/29/08+ $10.00     $(0.02)*        $(0.83)        $   --           $   --          $ --           $ 9.15

  INVESTOR CLASS
  10/1/07** through 2/29/08+ $10.12     $(0.04)*        $(0.93)        $   --           $   --          $ --           $ 9.15

----------
*   Calculated based on average shares outstanding for the period.
**  Commencement of operations.
+   Unaudited
(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year has not been annualized.
(2) Redemption fees are reflected in total return calculations.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


58 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (concluded)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------


                                                                                         RATIO OF NET
                                                                                          INVESTMENT
                                                        RATIO OF          RATIO OF       INCOME (LOSS)
                                             NET       EXPENSES TO       EXPENSES TO       TO AVERAGE
                                           ASSETS,     AVERAGE NET       AVERAGE NET       NET ASSETS
                               TOTAL       END OF      ASSETS WITH     ASSETS WITHOUT     WITH WAIVERS      PORTFOLIO
                            INVESTMENT     PERIOD      WAIVERS AND       WAIVERS AND           AND          TURNOVER
                            RETURN(1,2)     (000)    REIMBURSEMENTS    REIMBURSEMENTS    REIMBURSEMENTS       RATE
------------------------------------------------------------------------------------------------------------------------
ROBECO WPG 130/30 LARGE CAP CORE FUND (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
---------------------------------------------------------------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+    (10.11)%     $ 15,331       1.40%(6)           2.86%(6)         0.17%(6)       107.80%
  8/31/07                     15.74         18,630       1.40               1.99            (0.17)           94.09
  8/31/06                      6.10         18,935       1.40(4)            1.79            (0.06)           93.80
  8/31/05(3)                   1.13         20,626       1.40(4,6)          2.08(6)         (0.42)(6)       100.01
  12/31/04                     3.82         26,222       1.40               1.50            (0.06)          138.70
  12/31/03                    31.89         52,355       1.44               1.44            (0.52)          126.80
  12/31/02                   (27.59)        43,412       1.25               1.25            (0.42)          107.90
------------------------------------------------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND
-------------------------
  INSTITUTIONAL CLASS
  9/1/07 through 2/29/08+      6.38%      $ 86,346       0.43%(6)           0.95%(6)         4.65%(6)       217.67%(5)
  8/31/07                      4.84        109,755       0.43               0.83             4.72           448.33(5)
  8/31/06                      1.11        178,491       0.43(4)            0.79             4.29           626.69(5)
  8/31/05(3)                   2.65        161,761       0.43(4,6)          0.75(6)          3.52(6)        602.95(5)
  12/31/04                     4.38        144,349       0.43               0.71             2.90           805.80(5)
  12/31/03                     5.04        145,818       0.45               0.75             2.81           561.80
  12/31/02                    10.87        105,261       0.50               0.83             4.02           539.20

  INVESTOR CLASS
  9/1/07 through 2/29/08+      6.25%      $     48       0.68%(6)           1.20%(6)         4.18%(6)       217.67%(5)
  8/31/07                      4.58             21       0.68               1.08             4.49           448.33(5)
  1/17/06** to 8/31/06         0.84             20       0.66(4,6)          1.04(6)          4.23(6)        626.69(5)

  RETIREMENT CLASS
  9/1/07 through 2/29/08+      6.33%      $     23       0.53%(6)           1.05%(6)         4.43%(6)       217.67%(5)
  8/31/07                      4.73             21       0.53               0.94             4.63           448.33(5)
  9/01/05** to 8/31/06         0.84             20       0.50(4,6)          0.86(6)          4.21(6)        626.69(5)
------------------------------------------------------------------------------------------------------------------------
SAM SUSTAINABLE CLIMATE FUND
----------------------------
  INSTITUTIONAL CLASS
  10/1/07** through 2/29/08+ (12.19%)     $  3,527       1.50%(6)           9.23%(6)         (0.67%)(6)       8.17%

  INVESTOR CLASS
  10/1/07** through 2/29/08+ (12.19%)     $     66       1.75%(6)           9.71%(6)         (0.97%)(6)       8.17%
------------------------------------------------------------------------------------------------------------------------
SAM SUSTAINABLE WATER FUND
--------------------------
  INSTITUTIONAL CLASS
  10/1/07** through 2/29/08+  (7.30%)     $  3,816       1.50%(6)           9.26%(6)         (0.56%)(6)      13.38%

  INVESTOR CLASS
  10/1/07** through 2/29/08+  (7.30%)     $    219       1.75%(6)           9.96%(6)         (1.12%)(6)      13.38%


(3) For the period January 1, 2005 through August 31, 2005.
(4) Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.
(5) The portfolio turnover rates excluding mortgage dollar roll transactions were 213.99%, 301.04%, 295.59%, 295.21% and 573.60% for the six months ended
    February 29, 2008, the years ended August 31, 2007 and 2006, for the period ended August 31, 2005 and the year ended December 31, 2004, respectively.
(6) Annualized.
(7) Amount is less than $0.01 per share.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2008 | 59

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the
Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Large Cap Value Fund ("BP Large Cap Value Fund"), Robeco Boston Partners Mid Cap Value Fund ("BP Mid Cap Value Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund") (collectively "BP Funds"), Robeco WPG Small Cap Value Fund ("WPG Small Cap Value Fund"), Robeco WPG 130/30 Large Cap Core Fund, formerly Robeco Large Cap Growth Fund ("WPG 130/30 Large Cap Core Fund"), Robeco WPG Core Bond Fund ("WPG Core Bond Fund") (collectively "WPG Funds"), SAM Sustainable Climate Fund and SAM Sustainable Water Fund (collectively "SAM Funds") (each a "Fund," collectively the "Funds"). As of February 29, 2008, the BP Funds and SAM Funds each offer two classes of shares, Institutional Class and Investor Class. The WPG Small Cap Value and WPG 130/30 Large Cap Core Funds are single class funds offering only the Institutional Class of shares. The WPG Core Bond Fund offers three classes of shares, Institutional Class, Investor Class and Retirement Class.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion shares are currently classified into one hundred and twenty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

     PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of



60 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds with the exception of the WPG Core Bond Fund which declares daily and pays monthly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     FOREIGN SECURITIES -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

     FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward currency contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, a Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At February 29, 2008, the Funds did not hold any forward currency contracts.

     FUTURES -- The WPG Funds and the SAM Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Funds only enter into futures contracts that are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission.

     LINE OF CREDIT -- Each Robeco Boston Partners Fund may borrow an amount up to its prospectus-defined limitations, from a committed line of credit of 10% of the Fund's net assets through Custodial Trust Company available to the Funds in the Robeco Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 125 basis points. The Funds had no outstanding borrowings at February 29, 2008 or at any time during the six months ended February 29, 2008.



                                                    SEMI-ANNUAL REPORT 2008 | 61

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


     MORTGAGE DOLLAR ROLLS (WPG CORE BOND FUND) -- The WPG Core Bond Fund may enter into mortgage dollar rolls in which the WPG Core Bond Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The WPG Core Bond Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The WPG Core Bond Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. Losses may arise due to changes in value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the WPG Core Bond Fund's right to repurchase or sell securities may be limited.

     OPTIONS -- The BP All-Cap Value Fund, the WPG Funds and the SAM Funds may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The BP All-Cap Value Fund had transactions in options written during the six month period ended February 29, 2008 as follows:

                                                  NUMBER OF          PREMIUMS
                                                  CONTRACTS          RECEIVED
                                                  ---------          --------
Options outstanding at August 31, 2007               314             $134,602
Options written                                      208              129,150
Options expired                                      (37)             (23,608)
Options exercised                                   (128)             (50,686)
                                                    ----             --------
Options outstanding at February 29, 2008             357             $189,458
                                                    ====             ========

     SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP All-Cap Value Fund and the WPG 130/30 Large Cap Core Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

     At February 29, 2008, the BP Long/Short Equity Fund had securities sold short valued at $17,073,662 for which securities of $32,946,474 and cash deposits of $8,901,097 were pledged as collateral. At such date, the WPG 130/30 Large Cap Core Fund had securities sold short valued at $4,483,527 for which securities of $12,384,385 and cash deposits of $714,507 were pledged as collateral. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs, the Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the Fed Funds rate plus a spread.


62 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


     The BP Long/Short Equity Fund utilized cash borrowings to meet required margin cash deposits as follows during the six months ended February 29, 2008:

                                AVERAGE DAILY      WEIGHTED AVERAGE
            DAYS UTILIZED         BORROWINGS         INTEREST RATE
          -----------------   -----------------  --------------------
                182              $14,871,268             4.88%

     At February 29, 2008, the Fund had borrowings of $9,423,104. Interest expense for the six months ended February 29, 2008 totaled $379,793.

     SWAP AGREEMENTS -- The WPG Core Bond Fund and the SAM Funds may enter into credit default swap agreements. A credit default swap agreement is where one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or "credit event"). In addition to bearing the risk that the credit event will occur, the WPG Core Bond Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, to the risk that the WPG Core Bond Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or to the risk that the counterparty may default on its obligation to perform. The WPG Core Bond Fund may enter into swap agreements as either the protection buyer or seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Periodic payments received or paid by the WPG Core Bond Fund are recorded as realized gains or losses. Upfront payments made or received are amortized over the life of the agreement. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

2.   TRANSACTIONS  WITH  AFFILIATES AND RELATED  PARTIES

     Effective January 1, 2007, Boston Partners Asset Management, L.L.C. and Robeco USA, L.L.C. (formerly known as Weiss, Peck and Greer Investments) ("WPG"), the former entities that provided investment advisory services to the BP Funds and the WPG Funds, respectively, merged into and with Robeco USA, Inc., with Robeco USA, Inc. remaining as the surviving entity. In addition, effective January 1, 2007, Robeco USA, Inc., which had been doing business under the name Robeco Investment Management, officially changed its name to Robeco Investment Management, Inc.

     For its advisory services with respect to the BP Funds, Robeco Investment Management, Inc. ("Robeco") is entitled to receive 1.25% of the BP Small Cap Value Fund II's average daily net assets, 2.25% of the BP Long/Short Equity Fund's average daily net assets, 0.60% of the BP Large Cap Value Fund's average daily net assets, 0.80% of the BP Mid Cap Value Fund's average daily net assets and 0.80% of the BP All-Cap Value Fund's average daily net assets, each accrued daily and payable monthly.

     Until December 31, 2011, Robeco has contractually agreed to limit the BP Funds' total operating expenses to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on each Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. The BP Funds will not pay Robeco at a later time for any amounts waived or any amounts assumed.

                                  INSTITUTIONAL                INVESTOR
                                  -------------                --------
BP Small Cap Value Fund II           1.55%**                    1.80%**
BP Long/Short Equity Fund            2.50%*                     2.75%*
BP Large Cap Value Fund              0.75%                      1.00%
BP Mid Cap Value Fund                1.00%                      1.25%
BP All-Cap Value Fund                0.95%                      1.20%

     *  Excluding short sale dividend expense and interest expense.
     ** Effective March 5, 2008, Robeco has contractually agreed to reduce the total annual Fund operating expenses of the BP Small Cap Value Fund II to 1.30% for the Institutional Class and 1.55% for the Investor Class, respectively.



                                                    SEMI-ANNUAL REPORT 2008 | 63

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


     For its advisory services with respect to the WPG Funds, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:

     WPG Small Cap Value Fund                   0.90% of net assets up to $300 million
                                                0.80% of net assets $300 million to $500 million
                                                0.75% of net assets in excess of $500 million
     WPG 130/30 Large Cap Core Fund
       (formerly WPG Large Cap Growth Fund)     0.75% of net assets
     WPG Core Bond Fund                         0.45% of net assets

     Until December 31, 2011, Robeco has contractually agreed to cap the WPG Funds' operating expenses. The WPG Small Cap Value Fund's expenses are capped at 1.70%, WPG 130/30 Large Cap Core Fund expenses are capped at 1.40% for the Institutional Class and 1.65% for the Investor Class, and WPG Core Bond Fund, Institutional Class, Investor Class, and Retirement Class expenses are capped at 0.43%, 0.68% and 0.53%, respectively.

     Sustainable Asset Management USA, Inc. ("SAM") provides investment advisory services to the SAM Funds. SAM is an affiliate of Robeco Investment Management, Inc., and a subsidiary of Robeco Groep. SAM is entitled to an advisory fee at the annual rate of 1.00% of each SAM Fund's average daily net assets, computed daily and payable monthly.

     Until December 31, 2011, SAM has contractually agreed to cap the SAM Funds' operating expenses. The SAM Funds' expenses are capped at 1.50% for the Institutional Class and 1.75% for the Investor Class.

     For the six months ended February 29, 2008, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                              GROSS                             NET              EXPENSE
                                          ADVISORY FEES       WAIVERS      ADVISORY FEES      REIMBURSEMENT
                                          -------------     ----------     -------------      -------------
BP Small Cap Value Fund II                  $1,215,659      $(130,058)       $1,085,601          $     --
BP Long/Short Equity Fund                      826,400       (117,318)          709,083                --
BP Large Cap Value Fund                        194,574       (118,007)           76,568                --
BP Mid Cap Value Fund                          193,495       (103,058)           90,438                --
BP All-Cap Value Fund                           74,179        (74,179)               --           (51,234)
WPG Small Value Fund                           225,657             --           225,657                --
WPG 130/30 Large Cap Core Fund
(formerly WPG Large Cap Growth Fund)            65,910        (65,910)               --           (24,442)
WPG Core Bond Fund                             227,037       (227,037)               --           (36,196)
SAM Sustainable Climate Fund                    16,037        (16,037)               --          (106,936)
SAM Sustainable Water Fund                      16,455        (16,455)               --          (110,602)

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.1125% of each Fund's first $200 million of average net assets and 0.095% of each Fund's average net assets in excess of $200 million, with a minimum monthly fee of $5,833 for each Fund.

     For the six-month period ended February 29, 2008, PFPC administration and accounting service fees were as follows:

                                                              ADMINISTRATION
                                                              AND ACCOUNTING
                                                               SERVICE FEES
                                                              --------------
BP Small Cap Value Fund II                                       $137,566
BP Long/Short Equity Fund                                          62,910
BP Large Cap Value Fund                                            50,459
BP Mid Cap Value Fund                                              47,149
BP All-Cap Value Fund                                              46,279
WPG Small Value Fund                                               46,700
WPG 130/30 Large Cap Core Fund
     (formerly WPG Large Cap Growth Fund)                          43,820
WPG Core Bond Fund                                                 82,279
SAM Sustainable Climate Fund                                       40,747
SAM Sustainable Water Fund                                         43,740



64 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


     Included in the administration and accounting service fees, shown above, are fees for providing regulatory administrative services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each Fund in proportion to its net assets of the RBB funds.

     In addition, PFPC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agency services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $3,000 per class plus per account charges and out-of-pocket expenses.

     For providing custodial services to the BP Funds, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of the PNC Financial Services Group, Inc. is entitled to receive a monthly fee equal to an annual rate of 0.01% of the Funds' average daily gross assets or a minimum monthly fee of $1,000.

     PFPC Distributors, Inc., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive an annual fee of $62,500 from the BP Funds, which is allocated to the BP Funds in proportion to their net assets. PFPC Distributors, Inc. is entitled to receive an annual fee of $5,000 per Fund from the WPG and SAM Funds.

     The Board of Directors of the Company has approved a Distribution Agreement and adopted a separate Plan of Distribution for the Investor Class (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, PFPC Distributors, Inc. (the "Distributor") is entitled to receive from the Funds a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Funds' 12b-1 Plan. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Funds or their service providers.

     The Board of Directors of the Company has adopted a Shareholder Services Plan (the "Plan") for the WPG Core Bond Fund's Retirement Class authorizing the WPG Core Bond Fund to pay securities dealers, plan administrators or other service organizations ("Service Organizations") who agree to provide certain shareholder and administrative services to plans or plan participants holding Retirement Class of the WPG Core Bond Fund a service fee at an annual rate of up to 0.10% of the average daily net asset value of WPG Core Bond Fund's Retirement Class.

     At February 29, 2008, PFPC and its affiliates were due fees for their services of $69,336, $31,956, $20,334, $15,569, $15,464, $13,220, $7,589,
$28,064, $19,658 and $20,258 from the BP Small Cap Value Fund II, BP Long/Short Equity Fund, BP Large Cap Value Fund, BP Mid Cap Value Fund, BP All-Cap Value Fund, WPG Small Cap Value Fund, WPG 130/30 Large Cap Core Fund, WPG Core Bond Fund, SAM Sustainable Climate Fund and SAM Sustainable Water Fund, respectively.

3. CUSTODIAN FEES (WPG SMALL CAP VALUE FUND, WPG 130/30 LARGE CAP CORE FUND AND WPG CORE BOND FUND)

     Mellon Trust of New England, N.A. ("Mellon") provides custodial services to the WPG Funds. Each WPG Fund has entered into an expense offset agreement with Mellon, wherein it receives a credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the six-month period ended
February 29, 2008, the Funds' custodian fees and related offset fees were as follows:

                                          CUSTODIAN FEE      OFFSET FEES
                                          -------------      -----------
WPG Small Cap Value Fund                    $  9,601            $(136)
WPG 130/30 Large Cap Core Fund
(formerly WPG Large Cap Growth Fund)          18,914             (957)
WPG Core Bond Fund                            14,342               --



                                                    SEMI-ANNUAL REPORT 2008 | 65

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


4.   INVESTMENT IN SECURITIES

     For the six-month period ended February 29, 2008, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

                                                                              INVESTMENT SECURITIES
                                                                         -----------------------------
                                                                          PURCHASES          SALES
                                                                         -----------      ------------
BP Small Cap Value Fund II                                               $51,914,644      $119,115,604
BP Long/Short Equity Fund                                                 52,082,813        72,313,735
BP Large Cap Value Fund                                                   28,956,000        25,017,400
BP Mid Cap Value Fund                                                     19,686,486        15,911,461
BP All-Cap Value Fund                                                      6,581,762         6,412,379
WPG Small Cap Value Fund                                                  33,944,689        32,323,546
WPG 130/30 Large Cap Core Fund (formerly WPG Large Cap Growth Fund)       26,311,015        23,033,608
WPG Core Bond Fund                                                        79,282,387        77,771,971
SAM Sustainable Climate Fund                                               4,101,570           296,640
SAM Sustainable Water Fund                                                 4,648,605           509,192

     Purchases and sales of long-term U.S. government obligations were:

                                                                          PURCHASES          SALES
                                                                         -----------      ------------
WPG Core Bond Fund                                                      $142,339,704      $164,700,607

5. CAPITAL SHARE TRANSACTIONS

     As of February 29, 2008, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the WPG Small Cap Value Fund, WPG 130/30 Large Cap Core Fund and WPG Core Bond Fund, each of which has 50,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:

                                                            BP SMALL CAP VALUE FUND II
                                        --------------------------------------------------------------------
                                                 FOR THE                                FOR THE
                                          SIX-MONTH PERIOD ENDED                       YEAR ENDED
                                            FEBRUARY 29, 2008                       AUGUST 31, 2007
                                        ---------------------------          -------------------------------
                                          SHARES          VALUE                SHARES              VALUE
                                        ----------     ------------          ----------        -------------
INSTITUTIONAL CLASS
   Sales ...........................       647,682     $ 10,439,647           1,034,990        $  23,670,644
   Repurchases .....................    (1,432,021)     (23,602,343)         (2,344,722)         (53,907,304)
   Redemption fees* ................            --            6,238                  --               27,871
   Reinvestments ...................     2,128,887       26,185,309             702,290           15,127,331
                                        ----------     ------------          ----------        -------------
Net Increase / (Decrease) ..........     1,344,548     $ 13,028,851            (607,442)       $ (15,081,458)
                                        ==========     ============          ==========        =============

INVESTOR CLASS
   Sale of shares ..................       148,039     $  2,190,743             536,231        $  11,987,659
   Shares repurchased ..............    (3,906,659)     (63,941,334)         (5,057,946)        (113,394,985)
   Redemption fees* ................                          8,351                  --               51,706
   Reinvestments ...................     3,393,510       40,280,964           1,592,045           33,640,023
                                        ----------     ------------          ----------        -------------
Net Decrease .......................      (365,110)    $(21,461,276)         (2,929,670)       $ (67,715,597)
                                        ==========     ============          ==========        =============



66 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                                            BP LONG/SHORT EQUITY FUND
                                        --------------------------------------------------------------------
                                                 FOR THE                                FOR THE
                                          SIX-MONTH PERIOD ENDED                       YEAR ENDED
                                            FEBRUARY 29, 2008                       AUGUST 31, 2007
                                        ---------------------------          -------------------------------
                                          SHARES          VALUE                SHARES              VALUE
                                        ----------     ------------          ----------        -------------
INSTITUTIONAL CLASS
   Sales ...........................        84,667     $  1,266,010             246,703        $   4,512,232
   Repurchases .....................    (2,200,117)     (33,751,396)         (1,344,360)         (23,478,775)
   Redemption fees* ................            --            2,088                  --                1,069
   Reinvestments ...................       481,369        7,230,172             516,071            9,062,212
                                        ----------     ------------          ----------        -------------
Net Decrease .......................    (1,634,081)    $(25,253,126)           (581,586)       $  (9,903,262)
                                        ==========     ============          ==========        =============

INVESTOR CLASS
   Sale of shares ..................         5,365     $     80,041              36,741        $     655,085
   Shares repurchased ..............      (307,530)      (4,924,395)           (406,674)          (7,188,380)
   Redemption fees* ................            --              369                  --                  206
   Reinvestments ...................        87,064        1,284,195             106,331            1,841,647
                                        ----------     ------------          ----------        -------------
Net Decrease .......................      (215,101)    $ (3,559,790)           (263,602)       $  (4,691,442)
                                        ==========     ============          ==========        =============

                                                             BP LARGE CAP VALUE FUND
                                        --------------------------------------------------------------------
                                                 FOR THE                                FOR THE
                                          SIX-MONTH PERIOD ENDED                       YEAR ENDED
                                            FEBRUARY 29, 2008                       AUGUST 31, 2007
                                        ---------------------------          -------------------------------
                                          SHARES          VALUE                SHARES              VALUE
                                        ----------     ------------          ----------        -------------
INSTITUTIONAL CLASS
   Sales ...........................       871,442     $ 11,886,204             382,517        $   5,830,726
   Repurchases .....................      (338,459)      (5,100,073)           (286,558)          (4,367,917)
   Reinvestments ...................       327,378        4,445,798             240,187            3,518,750
                                        ----------     ------------          ----------        -------------
Net Increase .......................       860,361     $ 11,231,929             336,146        $   4,981,559
                                        ==========     ============          ==========        =============

INVESTOR CLASS
   Sale of shares ..................       114,213     $  1,716,492             312,719        $   4,776,947
   Shares repurchased ..............      (276,365)      (4,045,303)           (364,458)          (5,694,073)
   Reinvestments ...................       159,777        2,217,706             135,405            2,022,954
                                        ----------     ------------          ----------        -------------
Net Increase / (Decrease) ..........        (2,375)    $   (111,105)             83,666        $   1,105,828
                                        ==========     ============          ==========        =============

                                                             BP MID CAP VALUE FUND
                                        --------------------------------------------------------------------
                                                 FOR THE                                FOR THE
                                          SIX-MONTH PERIOD ENDED                       YEAR ENDED
                                            FEBRUARY 29, 2008                       AUGUST 31, 2007
                                        ---------------------------          -------------------------------
                                          SHARES          VALUE                SHARES              VALUE
                                        ----------     ------------          ----------        -------------
INSTITUTIONAL CLASS
   Sales ...........................       299,948     $  3,080,184             598,181        $   7,048,998
   Repurchases .....................      (275,789)      (2,829,187)           (349,796)          (4,287,051)
   Reinvestments ...................       444,123        4,312,435             761,214            8,129,767
                                        ----------     ------------          ----------        -------------
Net Increase .......................       468,282     $  4,563,432           1,009,599        $  10,891,714
                                        ==========     ============          ==========        =============

INVESTOR CLASS
   Sale of shares ..................       647,269     $  6,507,679             872,884        $   9,927,310
   Shares repurchased ..............      (358,078)      (3,673,741)           (319,738)          (3,651,207)
   Reinvestments ...................       178,623        1,686,202             175,316            1,828,547
                                        ----------     ------------          ----------        -------------
Net Increase .......................       467,814     $  4,520,140             728,462        $   8,104,650
                                        ==========     ============          ==========        =============




                                                    SEMI-ANNUAL REPORT 2008 | 67

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                                               BP ALL-CAP VALUE FUND
                                        --------------------------------------------------------------------
                                                 FOR THE                                FOR THE
                                          SIX-MONTH PERIOD ENDED                       YEAR ENDED
                                            FEBRUARY 29, 2008                       AUGUST 31, 2007
                                        ---------------------------          -------------------------------
                                          SHARES          VALUE                SHARES              VALUE
                                        ----------     ------------          ----------        -------------
INSTITUTIONAL CLASS
   Sales ...........................       176,200     $  2,956,911             244,596        $   3,879,814
   Repurchases .....................      (117,695)      (1,738,585)            (81,903)          (1,347,601)
   Reinvestments ...................       103,418        1,507,839              72,940            1,165,590
                                        ----------     ------------          ----------        -------------
Net Increase .......................       161,923     $  2,726,165             235,633        $   3,697,803
                                        ==========     ============          ==========        =============

INVESTOR CLASS
   Sale of shares ..................        19,983     $    283,892              78,840        $   1,292,161
   Shares repurchased ..............       (53,575)        (834,594)            (92,246)          (1,521,598)
   Reinvestments ...................        19,543          284,356              19,310              307,987
                                        ----------     ------------          ----------        -------------
Net Increase / (Decrease) ..........       (14,049)    $   (266,346)              5,904        $      78,550
                                        ==========     ============          ==========        =============

                                                            WPG SMALL CAP VALUE FUND
                                       --------------------------------------------------------------------
                                                 FOR THE                                FOR THE
                                          SIX-MONTH PERIOD ENDED                       YEAR ENDED
                                            FEBRUARY 29, 2008                       AUGUST 31, 2007
                                        ---------------------------          -------------------------------
                                          SHARES          VALUE                SHARES              VALUE
                                        ----------     ------------          ----------        -------------
INSTITUTIONAL CLASS
   Sales ...........................       219,008     $  3,143,469             378,085        $   6,633,831
   Repurchases .....................      (218,790)      (3,104,023)           (432,509)          (7,719,866)
   Reinvestments ...................       559,084        7,357,551             279,752            4,696,789
                                        ----------     ------------          ----------        -------------
Net Increase .......................       559,302     $  7,396,997             225,328        $   3,610,754
                                        ==========     ============          ==========        =============

                                                         WPG 130/30 LARGE CAP CORE FUND
                                                   (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
                                       --------------------------------------------------------------------
                                                 FOR THE                                FOR THE
                                          SIX-MONTH PERIOD ENDED                       YEAR ENDED
                                            FEBRUARY 29, 2008                       AUGUST 31, 2007
                                        ---------------------------          -------------------------------
                                          SHARES          VALUE                SHARES              VALUE
                                        ----------     ------------          ----------        -------------
INSTITUTIONAL CLASS
   Sales ...........................        10,306     $    224,420              12,595        $     293,696
   Repurchases .....................       (49,590)      (1,038,698)           (134,442)          (3,094,889)
   Reinvestments ...................       202,253        3,559,650              67,217            1,474,748
                                        ----------     ------------          ----------        -------------
Net Increase / (Decrease) ..........       162,969     $  2,745,372             (54,630)       $  (1,326,445)
                                        ==========     ============          ==========        =============






68 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                 WPG CORE BOND FUND
                                       --------------------------------------------------------------------
                                                 FOR THE                                FOR THE
                                          SIX-MONTH PERIOD ENDED                       YEAR ENDED
                                            FEBRUARY 29, 2008                       AUGUST 31, 2007
                                        ---------------------------          -------------------------------
                                          SHARES          VALUE                SHARES              VALUE
                                        ----------     ------------          ----------        -------------
INSTITUTIONAL CLASS
   Sales ...........................       188,330     $  2,017,924             868,315        $   9,148,462
   Repurchases .....................    (2,945,773)     (31,515,061)         (8,066,059)         (84,762,113)
   Redemption fees* ................            --            8,648                  --                  140
   Reinvestments ...................       194,145        2,082,250             654,018            6,882,709
                                        ----------     ------------          ----------        -------------
Net Decrease .......................    (2,563,298)    $(27,406,239)         (6,543,726)       $ (68,730,802)
                                        ==========     ============          ==========        =============

INVESTOR CLASS
   Sale of shares ..................         2,357     $     25,782                  --        $          --
   Shares repurchased ..............            --               --                  --                   --
   Redemption fees* ................            --                2                  --                   --
   Reinvestments ...................            55              598                  89                  933
                                        ----------     ------------          ----------        -------------
Net Increase .......................         2,412     $     26,382                  89        $         933
                                        ==========     ============          ==========        =============

RETIREMENT CLASS
   Sale of shares ..................            --     $         --                  --        $          --
   Shares repurchased ..............            --               --                  --                   --
   Redemption fees* ................            --                2                  --                   --
   Reinvestments ...................            47              501                  91                  963
                                        ----------     ------------          ----------        -------------
Net Increase .......................            47     $        503                  91        $         963
                                        ==========     ============          ==========        =============

                                       SAM SUSTAINABLE CLIMATE FUND
                                       ----------------------------
                                              FOR THE PERIOD
                                           OCTOBER 1, 2007** TO
                                            FEBRUARY 29, 2008
                                        ---------------------------
                                          SHARES          VALUE
                                        ----------     ------------
INSTITUTIONAL CLASS
   Sales ...........................       404,724     $  4,040,919
   Repurchases .....................            --               --
   Redemption fees* ................            --              197
   Reinvestments ...................            --               --
                                        ----------     ------------
Net Increase .......................       404,724     $  4,041,116
                                        ==========     ============

INVESTOR CLASS
   Sale of shares ..................         9,805     $     96,394
   Shares repurchased ..............        (2,268)         (22,320)
   Redemption fees* ................            --                4
   Reinvestments ...................            --               --
                                        ----------     ------------
Net Increase .......................         7,537     $     74,078
                                        ==========     ============






                                                    SEMI-ANNUAL REPORT 2008 | 69

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


                                        SAM SUSTAINABLE WATER FUND
                                        ---------------------------
                                              FOR THE PERIOD
                                           OCTOBER 1, 2007** TO
                                            FEBRUARY 29, 2008
                                        ---------------------------
                                          SHARES          VALUE
                                        ----------     ------------
INSTITUTIONAL CLASS
   Sales ...........................       416,933     $  4,161,095
   Repurchases .....................            --               --
   Redemption fees* ................            --               --
   Reinvestments ...................            --               --
                                        ----------     ------------
Net Increase .......................       416,933     $  4,161,095
                                        ==========     ============

INVESTOR CLASS
   Sale of shares ..................        23,924     $    225,063
   Shares repurchased ..............            --               --
   Redemption fees* ................            --               --
   Reinvestments ...................            --               --
                                        ----------     ------------
Net Increase .......................        23,924     $    225,063
                                        ==========     ============


--------------------------
   * There is a 1.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Small Cap Value Fund II. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital. The WPG Funds and SAM Funds have a 2.00% and 1.00% redemption fee, respectively, on shares redeemed within 60 days of purchase.

   **Commencement of operations.

     As of February 29, 2008, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many underlying shareholders.

     BP Small Cap Value Fund II (2 shareholders)                39%
     BP Long/Short Equity Fund (1 shareholder)                  32%
     BP Large Cap Value Fund (2 shareholders)                   44%
     BP Mid Cap Value Fund (1 shareholder)                      63%
     BP All-Cap Value Fund (3 shareholders)                     63%
     WPG 130/30 Large Cap Core Fund (1 shareholder)
        (formerly WPG Large Cap Growth Fund)                    13%
     WPG Core Bond Fund (3 shareholders)                        58%
     SAM Sustainable Climate Fund (1 shareholder)               92%
     SAM Sustainable Water Fund (1 shareholder)                 88%

6.   SECURITIES LENDING (WPG SMALL CAP VALUE FUND AND WPG CORE BOND FUND)

     At February 29, 2008, the WPG Small Cap Value Fund loaned securities valued at $202,330,490. For collateral, the WPG Small Cap Value Fund received a letter of credit from Banco Santander Bank in an amount equal to $2,500,000. For the six-month period ended February 29, 2008, the WPG Small Cap Value Fund earned $7,126 and the WPG Core Bond Fund earned $632 in securities lending fees, net of custodian expenses. Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned.






70 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


7.   FEDERAL INCOME TAX INFORMATION

At  February  29,  2008,   federal  tax  cost  and  aggregate  gross  unrealized
appreciation and depreciation of securities held by each Fund were as follows:

                                                                                                NET UNREALIZED
                                            FEDERAL TAX       UNREALIZED        UNREALIZED       APPRECIATION
FUND                                           COST          APPRECIATION      DEPRECIATION     (DEPRECIATION)
------                                    -------------      ------------      ------------     --------------
BP Small Cap Value Fund II                $154,264,708          $15,307,392    $(24,981,898)     $(9,673,966)
BP Long/Short Equity Fund                   62,357,951            2,718,420      (7,989,836)      (5,271,416)
BP Large Cap Value Fund                     70,275,628            5,497,099      (4,843,758)         653,341
BP Mid Cap Value Fund                       49,646,772            2,792,427      (4,015,730)      (1,223,303)
BP All-Cap Value Fund                       17,159,333            1,414,387      (1,569,092)        (154,705)
WPG Small Cap Value Fund                    50,284,192            2,231,101      (7,112,976)      (4,881,875)
WPG 130/30 Large Cap Core Fund
(formerly WPG Large Cap Growth Fund)        20,907,527              768,740      (2,075,032)      (1,306,292)
WPG Core Bond Fund                          86,349,666            2,186,179        (139,148)      (2,047,031)
SAM Sustainable Climate Fund                 4,074,908              128,817        (623,662)        (494,845)
SAM Sustainable Water Fund                   4,439,199               93,376        (442,757)        (349,381)

     As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                          UNDISTRIBUTED        UNDISTRIBUTED
                                            ORDINARY             LONG-TERM
FUND                                         INCOME                 GAINS
------                                     ------------        -------------
BP Small Cap Value Fund II                  $1,124,853          $58,020,990
BP Long/Short Equity Fund                      188,800            6,420,944
BP Large Cap Value Fund                      1,229,639            4,895,910
BP Mid Cap Value Fund                        2,684,455            2,496,832
BP All-Cap Value Fund                          577,185              912,109
WPG Small Cap Value Fund                     4,029,658            2,700,115
WPG 130/30 Large Cap Core Fund
   (formerly WPG Large Cap Growth Fund)        501,423            1,067,784
WPG Core Bond Fund                              35,591                   --

     On August 31, 2007, the WPG Core Bond Fund had capital loss carryforwards of $2,305,123 available to offset future capital gains which expire in 2014 ($481,592) and in 2015 ($1,823,531). $2,731,098 of prior year capital loss carryovers expired on August 31, 2007.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2007, the WPG Core Bond Fund deferred post-October capital losses of $1,261,196. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

     Distributions from net investment income, foreign currency gains, and short-term capital gains are treated as ordinary income for federal tax purposes.

8.   NEW ACCOUNTING  PRONOUNCEMENTS

     Effective February 29, 2008, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefits or expenses.




                                                    SEMI-ANNUAL REPORT 2008 | 71

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------


     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair valuation and requires companies to expand their disclosure about the use of fair valuation to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the impact, if any, of SFAS 157 on the Funds' financial statements.

9.   SUBSEQUENT EVENT

     Effective March 5, 2008, Robeco lowered the advisory fee for the BP Small Cap Value Fund II to 1.00% of the Fund's average daily net assets.

     On March 26, 2008, the Board of Directors of the Company considered and approved a plan of liquidation and termination for the WPG Core Bond Fund. The Board of Directors authorized shareholders of the WPG Core Bond Fund to receive liquidating redemptions representing their interests in the WPG Core Bond Fund at net asset value on or about May 30, 2008. The Fund is closed and no longer offers shares.










72 | SEMI-ANNUAL REPORT 2008

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER INFORMATION (unaudited)
--------------------------------------------------------------------------------


PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     The Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the Investment Company Act (the "Independent Directors"), considered the approval of the investment advisory agreements between SAM and the Company (the "Advisory Agreements") on behalf of the SAM Funds at a meeting of the Board held on September 6, 2007 (the "Meeting"). At the Meeting, the Board approved the Advisory Agreements for an initial term ending on August 16, 2009. The Board's decision to approve the Advisory Agreements reflects the exercise of its business judgment to engage SAM to provide advisory services to the Fund pursuant to the terms of the Advisory Agreements and based upon the information provided to the Directors in connection with the Meeting and a special meeting of the Board held on July 3, 2007 (the "Special Meeting"). In approving the Advisory Agreements, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the approval of the advisory agreements with SAM, the Directors took into account all materials provided prior to and during the Meeting and the Special Meeting, the presentations made during the Meeting and the Special Meeting, and the discussions during the Meeting and the Special Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of SAM's services to be provided to the SAM Funds; (ii) descriptions of the experience and qualifications of SAM's personnel providing those services; (iii) SAM's investment philosophies and processes; (iv) SAM's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (v) SAM's proposed advisory fee arrangements with the Company and current fee arrangements with other similarly managed clients; (vi) SAM's compliance procedures; (vii) SAM's financial information and insurance coverage;
(viii) the extent to which  economies  of scale are  relevant  to the SAM Funds;
(ix) a report prepared by the Company's administrator comparing the SAM Funds' proposed advisory fees and expenses to those of similar funds; and (x) a report disclosing composite performance for all separate accounts and commingled accounts managed by the SAM Funds' portfolio managers on behalf of SAM's affiliate, SAM AG, in a substantially similar manner as the SAM Funds. No one factor was determinative in the Board's consideration of the Advisory Agreements.

     The Directors then met in executive session with counsel to discuss and consider information presented in connection with the approval of the Advisory Agreements as well as the Directors' responsibilities and duties in approving the Advisory Agreements. The Directors noted that because the SAM Funds had not commenced investment operations no comparative fee data has been provided. The Directors reviewed the proposed advisory fees and total expense ratio for the Funds. The Directors noted that SAM had agreed to lower the contractually waived portion of its fees and reimburse expenses so that each SAM Fund's total expense ratio will not exceed 1.75% for the Investor classes and 1.50% for the Institutional classes through December 31, 2008, and that SAM's advisory fee will be 1.00% of the each Fund's net assets.

     The Directors then concluded that the nature, extent and quality of services to be provided by SAM in advising the SAM Funds were satisfactory; and the benefits expected to be derived by SAM from managing the SAM Funds, including its use of soft dollars and its method for selecting brokers, seemed reasonable. The Directors recognized that because the SAM Funds had not yet commenced investment operations, the effect of any economies of scale due to asset growth could not currently be evaluated.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the advisory fee structure was reasonable for the SAM Funds and determined that the Advisory Agreements, on behalf of the SAM Funds, be approved for an initial period ending August 16, 2009.




                                                    SEMI-ANNUAL REPORT 2008 | 73

                               INVESTMENT ADVISERS
                        ---------------------------------
                        Robeco Investment Management Inc.
                                909 Third Avenue
                               New York, NY 10022
                                       or
                     Sustainable Asset Management USA, Inc.
                          909 Third Avenue, 32nd Floor
                               New York, NY 10022
                                       and
                               Seefeldstrasse 215
                           CH-8008 Zurich, Switzerland


                                  ADMINISTRATOR
                               ------------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                                 TRANSFER AGENT
                             -----------------------
                                    PFPC Inc.
                                101 Sabin Street
                               Pawtucket, RI 02860


                                    PRINCIPAL
                                   UNDERWRITER
                           --------------------------
                             PFPC Distributors, Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406




                                   CUSTODIANS
                             -----------------------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153


                        Mellon Trust of New England N.A.
                                One Boston Place
                                Boston, MA 02108


                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                     --------------------------------------
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103


                                     COUNSEL
                          ----------------------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

                    ========================================

                                       THE
                                    SCHNEIDER
                                      FUNDS

                    ========================================

                              OF THE RBB FUND, INC.


                              SCHNEIDER VALUE FUND


                         SCHNEIDER SMALL CAP VALUE FUND


                             -----------------------

                                   SEMI-ANNUAL
                                     REPORT

                                FEBRUARY 29, 2008

                                   (UNAUDITED)

                             -----------------------




                    [LOGO OMITTED]
                    ----------------------------------------
                    SCHNEIDER CAPITAL MANAGEMENT





            This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

                         THE SCHNEIDER FUNDS
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                          FEBRUARY 29, 2008
                             (UNAUDITED)


Dear Fellow Shareholder:

     We are pleased to provide you with the semi-annual report for the Schneider Funds for the six months ended February 29, 2008.

     U.S. equities were under pressure during the period covered by this report. Worries had been building since mid-2007 that the housing downturn and instability in the financial system could more broadly impact the economy and corporate earnings. Data that reinforced these fears seemed to control the market's direction. The Russell 3000(R) Index, which reflects the broad U.S. stock market, posted a -8.8% decline.

     Recent weak data reinforce our view of near recessionary conditions as severe credit pressures and a deepening housing slump apply pressure on consumer expenditures and business investment. The problem is that American households accelerated their debt accumulated since 1995. They are now more vulnerable as they contend with declines in both housing and financial wealth combined with a weakening economy that is eroding job and income growth. It could take some time for consumers to completely repair their balance sheets, which means higher savings and a possibly lengthy period of relatively slower growth in consumer spending.

     Although the current picture looks gloomy, we believe there is some potentially good news:

     [ ] The currently painful transition of deleveraging the financial and household sectors could build a foundation that eventually leads to a better balanced economy.

     [ ] Aggressive and creative policy moves by the Fed, Treasury and other agencies are laying the groundwork that should help stabilize housing and support an eventual upturn.

     [ ] The housing affordability index hit a three-year high in January. Once the excessive housing inventory clears, more hesitant buyers should eventually return from the sidelines.

     [ ] Shrinking aggregate demand resulting from the economic slowdown, bursting housing bubble and credit crunch should eventually dampen near-term inflation pressures.

     [ ] Most importantly, equity and fixed income markets may have already discounted a U.S. recession and the housing debacle, setting the stage for an eventual bottom.

     The pessimism embedded in the equity market correction has clearly provided a bargain-hunter like us with numerous new investment opportunities to consider, and beginning in mid-January we put the Funds' higher-than-normal cash reserves to work. With lower prices and higher return potential in select areas, we believe it was an opportune time for real value investors with longer time horizons to move in.

     We appreciate your support and continued confidence in our people and our investment process that has delivered successful results over time through varied market conditions.



/s/ Arnold C. Schneider III


Arnold C. Schneider III, CFA
Portfolio Manager
Schneider Capital Management

                               THE SCHNEIDER FUNDS
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


SCHNEIDER VALUE FUND -- PORTFOLIO REVIEW

     The Value Fund produced favorable results relative to the benchmark during the six months ended February 29, 2008, returning (6.19%) versus (10.38%) for the Russell 1000(R) Value Index. We are particularly pleased that the Fund's longer-term performance also exceeded the benchmark (see table on page 4).

     Coal mining stocks, which had a 14% average weighting in the Fund during the period, generated sizeable returns. We believe these holdings still offer more upside despite their strong run. Arch Coal (ACI) is the second-largest coal miner in the U.S., producing low-sulfur coal from its mines in the western U.S. and the Central Appalachian region. Coal prices have rebounded globally, and Arch could benefit greatly from tighter conditions since much of its 2008 production and most of its 2009 output is not under contract and should be sold at hoped-for higher prices. Global demand is running above 5% annually as coal is significantly cheaper than natural gas and oil.

     Fannie Mae and Freddie Mac suffered a significant decline during the period. In response to the severe housing downturn, we believe that many investors are in panic mode regarding potential credit and funding risk at these government-sponsored enterprises (GSEs). The substantial drop in their share prices seems excessive. We believe that broad credit concerns related to the housing decline should not outweigh the facts that the GSEs have the potential to be big beneficiaries from stresses in the mortgage market. They have little exposure to loans with low credit quality and adhere to conservative underwriting standards. We believe wider spreads and more attractive pricing in the mortgage market will boost future margins, and they will continue to gain market share in their traditional guarantee business.

     Thus far in 2008, financial stocks continued to take their lead from trading patterns in the disrupted credit markets, and the prices of many financials appear to have been detached from any traditional valuation parameters. Many of the companies with significant amounts of even high-quality mortgage exposure are trading at low price-to-earnings ratios on currently depressed earnings.

     Our sense is that the funding crisis for higher-quality assets might have turned the corner, although risks remain given the poor outlook for the economic cycle and lingering financial system instability. Given the compelling spreads relative to historical norms for higher-quality assets, we expect to see demand improve somewhat and mortgage markets to eventually calm down. Late in the period we moved to an overweight in financials relative to the benchmark.

---------------------------------------------------------------------------------------------------------------------------
                                                    TEN LARGEST HOLDINGS
---------------------------------------------------------------------------------------------------------------------------
     Annaly Capital Management, Inc.                8.7%     |     Reliant Energy, Inc.                           4.5%
     ---------------------------------------------------     |     ---------------------------------------------------
     Arch Coal, Inc.                                7.2%     |     National City Corp.                            4.3%
     ---------------------------------------------------     |     ---------------------------------------------------
     CONSOL Energy, Inc.                            5.9%     |     AU Optronics Corp. - ADR                       3.3%
     ---------------------------------------------------     |     ---------------------------------------------------
     Navistar International Corp.                   5.3%     |     iShares Russell 1000(R) Value Index Fund       3.0%
     ---------------------------------------------------     |     ---------------------------------------------------
     Freddie Mac                                    4.5%     |     Dell, Inc.                                     3.0%
---------------------------------------------------------------------------------------------------------------------------

     As a percentage of net assets on February 29, 2008

                               THE SCHNEIDER FUNDS
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


SCHNEIDER SMALL CAP VALUE FUND -- PORTFOLIO REVIEW

     The Small Cap Value Fund delivered favorable results relative to the benchmark for the six months ended February 29, 2008, returning (7.59%) versus (14.20%) for the Russell 2000(R) Value Index. Since inception, the Fund has produced strong long-term results compared to the benchmark index (see table on page 5).

     Anworth Mortgage Asset and Massey Energy were primary drivers of the relative outperformance during the period.

     Anworth Mortgage Asset staged a strong rebound. Anworth is a mortgage REIT that invests in agency mortgage-backed securities. The company aims to generate income by taking advantage of the yield spread between agency securities and its short-term funding costs. It has no exposure to subprime mortgages. A steeper yield curve and wider mortgage spreads are affording Anworth the opportunity to make very profitable new investments for their portfolio.

     Massey Energy is the largest coal producer and reserve holder in the low sulfur Central Appalachian region. The company, which is a low-cost producer, appears well positioned to generate strong earnings and cash flow during a global recovery in coal markets. The U.S. coal market seems to have turned the corner after high inventory levels sparked a precipitous drop in coal prices in 2006. Domestic inventories are on the decline and non-U.S. demand for coal is growing rapidly. Coal prices are strengthening globally, and Massey could benefit from tighter conditions as it expands production and contracts its future output at hoped-for higher prices. The stock has had quite a run-up since mid-2007, but we believe it is still undervalued.

     We measurably increased our exposure to financials during the period as the sector weakened. Some regional and community banks look attractive to us based on their cheap valuations and the expectation that they should be able to eke out a modest profit over the next couple of years, preserving their regulatory capital and leaving book value largely intact.

     The investment case surrounding industrial commodities looks poised to be tested and we continue to generally avoid the affected stocks. Five years of rising commodity prices and margin expansion have pushed earnings for many cyclical stocks significantly above trend. Stocks that look expensive to us on earnings that are near the peak pose a significant risk of a severe valuation and earnings correction. History suggests that industrial commodity prices can weaken considerably during recessions, even when they are on an upward trend. We feel the risk profile of commodity prices is further elevated by the speculative money (much of it borrowed) that has piled in as the rally took on bubble-like characteristics.


---------------------------------------------------------------------------------------------------------------------------
                                                    TEN LARGEST HOLDINGS
---------------------------------------------------------------------------------------------------------------------------
     Anworth Mortgage Asset Corp.                   8.5%     |     AAR Corp.                                      3.0%
     ---------------------------------------------------     |     ---------------------------------------------------
     Take-Two Interactive Software, Inc.            6.0%     |     NVR, Inc.                                      2.6%
     ---------------------------------------------------     |     ---------------------------------------------------
     Massey Energy Co.                              5.3%     |     Navistar International Corp.                   2.5%
     ---------------------------------------------------     |     ---------------------------------------------------
     Huntington Bancshares, Inc.                    4.7%     |     Hudson Highland Group, Inc.                    2.5%
     ---------------------------------------------------     |     ---------------------------------------------------
     First BanCorp.                                 3.7%     |     Golden Star Resources, Ltd.                    2.3%
---------------------------------------------------------------------------------------------------------------------------

     As a percentage of net assets on February 29, 2008

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)


             Comparison of Change in Value of $10,000 Investment in
              Schneider Value Fund vs. Russell 1000(R) Value Index


[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


              Schneider Value Fund          Russell 1000(R) Value Index
              --------------------          ---------------------------
  9/30/02           $10,000                           $10,000
 10/31/02            10,660                            10,620
 11/30/02            11,950                            11,289
 12/31/02            11,237                            10,799
  1/31/03            10,636                            10,537
  2/28/03            10,566                            10,256
  3/31/03            10,796                            10,274
  4/30/03            11,638                            11,178
  5/31/03            13,042                            11,899
  6/30/03            13,252                            12,048
  7/31/03            13,984                            12,228
  8/31/03            14,846                            12,418
  9/30/03            14,495                            12,297
 10/31/03            15,628                            13,049
 11/30/03            16,430                            13,226
 12/31/03            17,738                            14,042
  1/31/04            18,397                            14,289
  2/29/04            18,929                            14,595
  3/31/04            18,950                            14,467
  4/30/04            18,438                            14,114
  5/31/04            19,044                            14,258
  6/30/04            19,775                            14,594
  7/31/04            19,023                            14,389
  8/31/04            19,034                            14,594
  9/30/04            19,431                            14,820
 10/31/04            19,713                            15,066
 11/30/04            21,290                            15,828
 12/31/04            22,123                            16,358
  1/31/05            21,305                            16,067
  2/28/05            21,769                            16,599
  3/31/05            21,647                            16,372
  4/30/05            20,354                            16,079
  5/31/05            21,481                            16,466
  6/30/05            22,067                            16,646
  7/31/05            22,897                            17,127
  8/31/05            22,720                            17,053
  9/30/05            22,742                            17,292
 10/31/05            21,913                            16,852
 11/30/05            22,576                            17,404
 12/31/05            23,102                            17,510
  1/31/06            23,495                            18,189
  2/28/06            23,900                            18,300
  3/31/06            24,530                            18,547
  4/30/06            25,542                            19,018
  5/31/06            24,971                            18,537
  6/30/06            25,054                            18,656
  7/31/06            24,435                            19,109
  8/31/06            25,185                            19,428
  9/30/06            26,006                            19,815
 10/31/06            26,887                            20,463
 11/30/06            28,160                            20,929
 12/31/06            28,494                            21,400
  1/31/07            29,094                            21,674
  2/28/07            28,969                            21,336
  3/31/07            29,332                            21,667
  4/30/07            31,070                            22,468
  5/31/07            32,997                            23,279
  6/30/07            32,346                            22,735
  7/31/07            30,157                            21,684
  8/31/07            28,932                            21,927
  9/30/07            30,057                            22,679
 10/31/07            30,407                            22,682
 11/30/07            27,743                            21,572
 12/31/07            28,399                            21,363
  1/31/08            27,591                            20,507
  2/28/08            27,141                            19,647

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 30, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000(R) Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

------------------------------------------------------------------------------------------------------
                         Total Returns For the Period Ended February 29, 2008

                                                          AVERAGE ANNUAL             CUMULATIVE
                                                       --------------------     --------------------
                                   SIX        ONE        FIVE       SINCE         FIVE       SINCE
                                 MONTHS      YEAR        YEARS   INCEPTION*       YEARS   INCEPTION*
                                --------    -------    --------- ----------     --------- ----------
SCHNEIDER VALUE                  (6.19)%    (6.31)%      20.77%    20.25%        156.89%    171.41%
RUSSELL 1000(R) VALUE INDEX     (10.38)%    (7.91)%      13.89%    13.56%         91.63%     98.78%
* Inception date: 9/30/02

------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER OR REIMBURSEMENT OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.12%. SHARES OF THE FUND NOT PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS AND HELD LESS THAN 90 DAYS ARE SUBJECT TO A 1.00% REDEMPTION FEE.

The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 (inception) to $20.49 per share on February 29, 2008, adjusted for dividends and distributions totaling $5.74 per share paid from net investment income and realized gains.

Portfolio composition is subject to change.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                          FEBRUARY 29, 2008 (UNAUDITED)

             Comparison of Change in Value of $10,000 Investment in Schneider Small Cap Value Fund vs. Russell 2000(R) Value Index


[GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


         Schneider Small Cap Value Fund       Russell 2000(R) Value Index
         ------------------------------       ---------------------------
09/02/98             $10,000                            $10,000
 9/30/98              10,000                             10,363
10/31/98              11,930                             10,670
11/30/98              12,410                             10,959
12/31/98              12,471                             11,303
 1/31/99              13,786                             11,046
 2/28/99              12,531                             10,292
 3/31/99              13,007                             10,207
 4/30/99              15,222                             11,139
 5/31/99              16,233                             11,481
 6/30/99              18,044                             11,897
 7/31/99              18,731                             11,615
 8/31/99              18,246                             11,190
 9/30/99              17,518                             10,966
10/31/99              16,759                             10,747
11/30/99              17,457                             10,803
12/31/99              18,341                             11,134
 1/31/00              17,833                             10,843
 2/29/00              18,069                             11,506
 3/31/00              19,392                             11,560
 4/30/00              19,392                             11,628
 5/31/00              19,770                             11,451
 6/30/00              19,841                             11,786
 7/31/00              19,734                             12,178
 8/31/00              20,750                             12,723
 9/30/00              20,845                             12,651
10/31/00              20,490                             12,606
11/30/00              19,416                             12,349
12/31/00              21,495                             13,676
 1/31/01              24,178                             14,053
 2/28/01              23,127                             14,034
 3/31/01              22,034                             13,809
 4/30/01              23,326                             14,448
 5/31/01              24,547                             14,820
 6/30/01              25,101                             15,416
 7/31/01              24,874                             15,070
 8/31/01              24,888                             15,018
 9/30/01              20,856                             13,360
10/31/01              21,864                             13,709
11/30/01              23,951                             14,694
12/31/01              25,657                             15,594
 1/31/02              25,477                             15,801
 2/28/02              25,432                             15,897
 3/31/02              28,415                             17,088
 4/30/02              29,389                             17,689
 5/31/02              29,089                             17,104
 6/30/02              27,785                             16,725
 7/31/02              22,825                             14,240
 8/31/02              22,210                             14,177
 9/30/02              19,767                             13,164
10/31/02              19,887                             13,362
11/30/02              23,484                             14,429
12/31/02              21,848                             13,812
 1/31/03              20,912                             13,423
 2/28/03              20,293                             12,972
 3/31/03              20,127                             13,111
 4/30/03              23,011                             14,356
 5/31/03              26,665                             15,822
 6/30/03              27,314                             16,090
 7/31/03              30,469                             16,892
 8/31/03              34,003                             17,534
 9/30/03              33,202                             17,333
10/31/03              38,366                             18,746
11/30/03              42,292                             19,466
12/31/03              45,017                             20,170
 1/31/04              46,405                             20,867
 2/29/04              47,518                             21,271
 3/31/04              47,743                             21,565
 4/30/04              46,114                             20,450
 5/31/04              46,388                             20,697
 6/30/04              48,985                             21,748
 7/31/04              47,340                             20,748
 8/31/04              46,921                             20,952
 9/30/04              48,469                             21,781
10/31/04              48,582                             22,119
11/30/04              54,082                             24,081
12/31/04              57,277                             24,657
 1/31/05              54,010                             23,702
 2/28/05              56,089                             24,174
 3/31/05              54,851                             23,676
 4/30/05              50,420                             22,454
 5/31/05              54,010                             23,824
 6/30/05              56,980                             24,877
 7/31/05              62,104                             26,293
 8/31/05              61,732                             25,688
 9/30/05              62,128                             25,644
10/31/05              60,223                             25,001
11/30/05              62,079                             26,016
12/31/05              62,904                             25,815
 1/31/06              66,116                             27,950
 2/28/06              67,752                             27,947
 3/31/06              71,933                             29,300
 4/30/06              72,418                             29,379
 5/31/06              68,812                             28,163
 6/30/06              68,176                             28,509
 7/31/06              65,328                             28,113
 8/31/06              66,540                             28,954
 9/30/06              68,509                             29,237
10/31/06              71,449                             30,725
11/30/06              75,660                             31,601
12/31/06              76,162                             31,876
 1/31/07              78,905                             32,354
 2/28/07              79,116                             31,956
 3/31/07              80,909                             32,343
 4/30/07              82,456                             32,679
 5/31/07              86,359                             33,879
 6/30/07              82,913                             33,089
 7/31/07              71,415                             30,273
 8/31/07              67,020                             30,879
 9/30/07              66,985                             31,018
10/31/07              67,336                             31,356
11/30/07              60,972                             29,007
12/31/07              63,157                             28,761
 1/31/08              63,231                             27,582
 2/29/08              61,937                             26,487

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 2, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000(R) Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

------------------------------------------------------------------------------------------------------
                         Total Returns For the Period Ended February 29, 2008

                                                          AVERAGE ANNUAL             CUMULATIVE
                                                       --------------------     --------------------
                                   SIX        ONE        FIVE       SINCE         FIVE       SINCE
                                 MONTHS      YEAR        YEARS   INCEPTION*       YEARS   INCEPTION*
                                --------    -------    --------- ----------     --------- ----------
SCHNEIDER SMALL CAP VALUE         (7.59)%   (21.72)%     25.00%    21.18%        205.22%    519.37%
RUSSELL 2000(R) VALUE INDEX      (14.20)%   (17.13)%     15.35%    10.72%        104.17%    162.41%
* Inception date: 9/2/98

------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER OR REIMBURSEMENT OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.50%. SHARES OF THE FUND NOT PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS AND HELD LESS THAN ONE YEAR ARE SUBJECT TO A 1.75% REDEMPTION FEE.

The Fund's annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 (inception) to $16.75 per share on February 29, 2008, adjusted for dividends and distributions totaling $29.28 per share paid from net investment income and realized gains.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Portfolio composition is subject to change.

                               THE SCHNEIDER FUNDS

                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2007 through February 29, 2008, and held for the entire period.


ACTUAL EXPENSES


The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               THE SCHNEIDER FUNDS

                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                  (UNAUDITED)



                                                                                  SCHNEIDER VALUE FUND
                                                   ---------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE               EXPENSES PAID
                                                       SEPTEMBER 1, 2007             FEBRUARY 29, 2008                DURING PERIOD*
                                                    -----------------------        --------------------               --------------
  Actual                                                   $1,000.00                    $  938.10                         $4.10
  Hypothetical (5% return before expenses)                  1,000.00                     1,020.58                          4.28


                                                                             SCHNEIDER SMALL CAP VALUE FUND
                                                   ---------------------------------------------------------------------------------
                                                     BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE               EXPENSES PAID
                                                       SEPTEMBER 1, 2007             FEBRUARY 29, 2008                DURING PERIOD*
                                                    -----------------------        --------------------               --------------
  Actual                                                   $1,000.00                    $  924.10                         $5.26
  Hypothetical (5% return before expenses)                  1,000.00                     1,019.33                          5.54

* Expenses are equal to an annualized expense ratio of 0.85% for the Schneider Value Fund and 1.10% for the Schneider Small Cap Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for each Fund of (6.19%) for the Schneider Value Fund and (7.59%) for the Schneider Small Cap Value Fund.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 29, 2008 (UNAUDITED)




                                                  % OF NET
                                                   ASSETS      VALUE
                                                  -------- -------------
Domestic Common Stocks:
  Oil, Gas & Consumable Fuels .................     15.0%  $ 44,793,213
  Real Estate Investment Trusts ...............     10.3     30,743,410
  Thrifts & Mortgage Finance ..................      7.4     22,212,334
  Commercial Banks ............................      7.1     21,302,236
  Insurance ...................................      7.1     21,244,249
  Machinery ...................................      5.3     15,791,888
  Electric Utilities ..........................      4.5     13,324,320
  Media .......................................      4.2     12,460,258
  Electronic Equipment &
     Instruments ..............................      3.9     11,614,307
  Household Durables ..........................      3.6     10,806,521
  Computers & Peripherals .....................      3.2      9,469,517
  Road & Rail .................................      2.0      5,985,477
  Health Care Providers & Service.. ...........      1.7      5,024,185
  Semiconductors ..............................      1.7      4,952,619
  Aerospace & Defense .........................      1.6      4,797,681
  Diversified Financial Services ..............      1.1      3,354,046
  Hotels Restaurants & Leisure ................      1.0      3,075,202
  Health Care Equipment &
     Supplies .................................      1.0      2,968,761
  Specialty Retail ............................      0.9      2,742,012
  Food Products ...............................      0.8      2,540,633
  Real Estate Management &
     Development ..............................      0.7      1,963,323
  Chemicals ...................................      0.6      1,918,880
  Communication Equipment .....................      0.6      1,771,420
  Consumer Finance ............................      0.5      1,619,105
  Wireless Telecommunication
  Services ....................................      0.4      1,244,784
  IT Services .................................      0.4      1,222,011
  Auto Components .............................      0.3        908,600
Temporary Investment ..........................      7.4     22,149,600
Exchange Traded Fund ..........................      3.0      9,161,826
Canadian Common Stock .........................      2.1      6,238,326
Preferred Stock ...............................      1.9      5,664,000
Corporate Bonds ...............................      0.5      1,403,094
Liabilities in Excess of Other Assets .........     (1.8)    (5,364,650)
                                                   ------  ------------
NET ASSETS ....................................    100.0%  $299,103,188
                                                   ======  ============

------------------
Portfolio holdings are subject to change at any time.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                 % OF NET
                                                  ASSETS       VALUE
                                                 --------   -----------
Domestic Common Stocks:
  Real Estate Investment Trusts ...............     12.6%   $10,597,324
  Commercial Banks ............................     11.0      9,277,520
  Semiconductors ..............................      6.8      5,688,121
  Software ....................................      6.0      5,035,000
  Oil, Gas & Consumable Fuels .................      5.3      4,471,638
  Real Estate Management &
     Development ..............................      4.9      4,090,896
  Insurance ...................................      4.6      3,834,360
  Aerospace & Defense .........................      4.3      3,584,989
  Thrifts & Mortgage Finance ..................      4.2      3,510,494
  Commercial Services & Supplies ..............      4.0      3,400,354
  Machinery ...................................      3.1      2,622,381
  Internet Software & Services ................      3.1      2,578,155
  Household Durables ..........................      2.6      2,211,381
  Metals & Mining .............................      2.3      1,942,683
  Electric Utilities ..........................      2.2      1,826,068
  Health Care Equipment & Supplies. ...........      2.1      1,748,233
  Auto Components .............................      1.9      1,593,810
  Specialty Retail ............................      1.5      1,283,850
  Leisure Equipment & Products ................      1.4      1,178,559
  Health Care Providers & Service.. ...........      1.3      1,088,400
  Airlines ....................................      1.3      1,059,535
  Automobiles .................................      1.2        992,154
  Marine ......................................      1.1        946,860
  Building Products ...........................      1.0        846,905


                                                 % OF NET
                                                  ASSETS       VALUE
                                                 --------   -----------
  Biotechnology ...............................      1.0    $   832,128
  Road & Rail .................................      0.9        759,500
  Textiles, Apparel & Luxury Goods. ...........      0.9        740,943
  IT Services .................................      0.8        683,492
  Computers & Peripherals .....................      0.7        632,192
  Distributors ................................      0.6        498,236
  Electronic Equipment & Instruments ..........      0.4        369,423
  Food Products ...............................      0.3        233,562
  Construction & Building Materials ...........      0.2        160,020
  Transportation Infrastructure ...............      0.1         57,477
  Chemicals ...................................      0.1         48,178
Temporary Investment ..........................      5.1      4,278,291
Corporate Bonds ...............................      1.0        786,311
Exchange Traded Fund ..........................      0.1        111,554
Liabilities in Excess of Other Assets .........     (2.0)    (1,649,616)
                                                   ------   -----------
NET ASSETS ....................................    100.0%   $83,951,361
                                                   ======   ===========

------------------
Portfolio holdings are subject to change at any time.



    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                      SHARES           VALUE
                                                    ----------     -------------
DOMESTIC COMMON STOCKS -- 86.9%
AEROSPACE & DEFENSE -- 1.6%
Boeing Co. (The) ...............................        57,950     $  4,797,681
                                                                   ------------
AUTO COMPONENTS -- 0.3%
Visteon Corp.* .................................       259,600          908,600
                                                                   ------------
CHEMICALS -- 0.6%
Cytec Industries, Inc. .........................        33,500        1,918,880
                                                                   ------------
COMMERCIAL BANKS -- 7.1%
National City Corp. ............................       806,520       12,791,407
Wachovia Corp. .................................       277,950        8,510,829
                                                                   ------------
                                                                     21,302,236
                                                                   ------------
COMMUNICATION EQUIPMENT -- 0.6%
Motorola, Inc. .................................       177,675        1,771,420
                                                                   ------------
COMPUTERS & PERIPHERALS -- 3.2%
Dell, Inc.* ....................................       450,953        8,951,417
SanDisk Corp.* .................................        22,000          518,100
                                                                   ------------
                                                                      9,469,517
                                                                   ------------
CONSUMER FINANCE -- 0.5%
Capital One Financial Corp. ....................        35,175        1,619,105
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
Citigroup, Inc. ................................       138,775        3,290,355
Legg Mason, Inc. ...............................           950           63,691
                                                                   ------------
                                                                      3,354,046
                                                                   ------------
ELECTRIC UTILITIES -- 4.5%
Reliant Energy, Inc.* ..........................       584,400       13,324,320
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.9%
AU Optronics Corp. -- ADR ......................       511,126        9,752,284
Celestica, Inc.* ...............................       284,713        1,862,023
                                                                   ------------
                                                                     11,614,307
                                                                   ------------
FOOD PRODUCTS -- 0.8%
Smithfield Foods, Inc.* ........................         2,900           79,895
Tyson Foods, Inc., Class A .....................       170,766        2,460,738
                                                                   ------------
                                                                      2,540,633
                                                                   ------------


                                                      SHARES           VALUE
                                                    ----------     -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Boston Scientific Corp.* .......................       214,075     $  2,695,204
Covidien, Ltd. .................................         6,393          273,557
                                                                   ------------
                                                                      2,968,761
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICE -- 1.7%
Omnicare, Inc. .................................       239,475        5,024,185
                                                                   ------------
HOTELS RESTAURANTS & LEISURE -- 1.0%
Carnival Corp. .................................        78,150        3,075,202
                                                                   ------------
HOUSEHOLD DURABLES -- 3.6%
Centex Corp. ...................................       242,390        5,378,634
NVR, Inc.* .....................................        10,039        5,427,887
                                                                   ------------
                                                                     10,806,521
                                                                   ------------
INSURANCE -- 7.1%
Allstate Corp. (The) ...........................           650           31,025
American International Group, Inc. .............        67,300        3,153,678
Fidelity National Financial, Inc.,
   Class A .....................................       276,371        4,866,893
Genworth Financial, Inc., Class A. .............       327,450        7,590,291
RenaissanceRe Holdings, Ltd. ...................        74,828        4,108,057
Unum Group .....................................        65,225        1,494,305
                                                                   ------------
                                                                     21,244,249
                                                                   ------------
IT SERVICES -- 0.4%
BearingPoint, Inc.* ............................       754,328        1,222,011
                                                                   ------------
MACHINERY -- 5.3%
Navistar International Corp.* ..................       279,750       15,791,888
                                                                   ------------
MEDIA -- 4.2%
Liberty Media Corp. - Capital,
   Series A* ...................................        53,106        6,166,138
XM Satellite Radio Holdings, Inc.,
   Class A* ....................................       533,400        6,294,120
                                                                   ------------
                                                                     12,460,258
                                                                   ------------



    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                      SHARES           VALUE
                                                    ----------     -------------
OIL, GAS & CONSUMABLE FUELS -- 15.0%
Arch Coal, Inc. ................................       423,525     $ 21,637,892
Cameco Corp. ...................................        64,640        2,537,120
CONSOL Energy, Inc. ............................       233,525       17,743,230
Massey Energy Co. ..............................        75,143        2,874,971
                                                                   ------------
                                                                     44,793,213
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 10.3%
Annaly Capital Management, Inc. ................     1,258,213       26,032,427
Redwood Trust, Inc. ............................       140,963        4,710,983
                                                                   ------------
                                                                     30,743,410
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
Brookdale Senior Living, Inc. ..................        14,275          372,435
D.R. Horton, Inc. ..............................        89,275        1,252,528
St. Joe Co. (The) ..............................         8,800          338,360
                                                                   ------------
                                                                      1,963,323
                                                                   ------------
ROAD & RAIL -- 2.0%
CSX Corp. ......................................        69,250        3,360,010
J.B. Hunt Transport Services, Inc. .............        95,925        2,625,467
                                                                   ------------
                                                                      5,985,477
                                                                   ------------
SEMICONDUCTORS -- 1.7%
International Rectifier Corp.* .................       149,800        3,410,946
Qimonda AG -- ADR* .............................       341,078        1,541,673
                                                                   ------------
                                                                      4,952,619
                                                                   ------------
SPECIALTY RETAIL -- 0.9%
Chico's Fas, Inc.* .............................       210,100        1,956,031
Staples, Inc. ..................................        35,325          785,981
                                                                   ------------
                                                                      2,742,012
                                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 7.4%
Fannie Mae .....................................       276,025        7,632,091
Freddie Mac ....................................       538,976       13,571,416
PMI Group, Inc. (The) ..........................       123,600          898,572
Washington Mutual, Inc. ........................         7,200          110,255
                                                                   ------------
                                                                     22,212,334
                                                                   ------------


                                                      SHARES           VALUE
                                                    ----------     -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Sprint Nextel Corp. ............................       175,075     $  1,244,784
                                                                   ------------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $250,813,454) ......................                    259,850,992
                                                                   ------------

CANADIAN COMMON STOCK -- 2.1%
AEROSPACE & DEFENSE -- 2.1%
Bombardier, Inc., Class B* .....................     1,085,225        6,238,326
                                                                   ------------
   TOTAL CANADIAN COMMON STOCK
      (Cost $3,526,358) ........................                      6,238,326
                                                                   ------------

PREFERRED STOCK -- 1.9%
SAVINGS & LOAN ASSOCIATIONS -- 1.9%
Washington Mutual, Inc. ........................         5,900        5,664,000
                                                                   ------------
   TOTAL PREFERRED STOCK
      (Cost $5,731,175) ........................                      5,664,000
                                                                   ------------


                                                       PAR
                                                      (000)
                                                    ----------
CORPORATE BONDS -- 0.5%
Qimonda Finance LLC
   6.75%, 03/22/13 .............................        $1,475        1,403,094
                                                                   ------------
   TOTAL CORPORATE BONDS
      (Cost $1,475,000) ........................                      1,403,094
                                                                   ------------

                                                      SHARES
                                                    ----------
EXCHANGE TRADED FUND -- 3.0%
FINANCE -- 3.0%
iShares Russell 1000(R) Value
   Index Fund ..................................       123,775        9,161,826
                                                                   ------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $9,353,153) ........................                      9,161,826
                                                                   ------------



    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                      SHARES           VALUE
                                                    ----------     -------------
TEMPORARY INVESTMENT -- 7.4%
PNC Bank Money Market Account
   2.51%, 03/03/08(a) ..........................    22,149,600     $ 22,149,600
                                                                   ------------
   TOTAL TEMPORARY INVESTMENT
      (Cost $22,149,600) .......................                     22,149,600
                                                                   ------------
   TOTAL INVESTMENTS -- 101.8%
      (Cost $293,048,740) ......................                    304,467,838
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (1.8)% ............................                     (5,364,650)
                                                                   ------------
NET ASSETS -- 100.0% ...........................                   $299,103,188
                                                                   ============

------------
* Non-income producing.
ADR -- American Depository Receipt.
(a) Security is affiliated to the principal underwriter of the Fund.






    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                       SHARES          VALUE
                                                      --------      ------------
DOMESTIC COMMON STOCKS -- 95.8%
AEROSPACE & DEFENSE -- 4.3%
AAR Corp.* .....................................        95,880      $ 2,482,333
Triumph Group, Inc. ............................        19,485        1,102,656
                                                                    -----------
                                                                      3,584,989
                                                                    -----------
AIRLINES -- 1.3%
AirTran Holdings, Inc.* ........................       146,750        1,059,535
                                                                    -----------
AUTO COMPONENTS -- 1.9%
American Axle & Manufacturing
   Holdings, Inc. ..............................        78,250        1,539,960
Dollar Thrifty Automotive Group,
   Inc.* .......................................         3,750           53,850
                                                                    -----------
                                                                      1,593,810
                                                                    -----------
AUTOMOBILES -- 1.2%
Fleetwood Enterprises, Inc.* ...................       232,900          992,154
                                                                    -----------
BIOTECHNOLOGY -- 1.0%
Human Genome Sciences, Inc.* ...................       140,800          832,128
                                                                    -----------
BUILDING PRODUCTS -- 1.0%
Builders FirstSource, Inc.* ....................        79,050          524,101
Griffon Corp.* .................................        36,475          322,804
                                                                    -----------
                                                                        846,905
                                                                    -----------
CHEMICALS -- 0.1%
Spartech Corp. .................................         3,400           48,178
                                                                    -----------
COMMERCIAL BANKS -- 11.0%
Colonial Bancgroup, Inc. (The) .................        62,100          750,168
First BanCorp ..................................       344,425        3,113,602
Huntington Bancshares, Inc. ....................       322,250        3,937,895
South Financial Group, Inc. ....................         1,950           28,139
Sterling Financial Corp. .......................        86,450        1,375,092
United Community Banks, Inc. ...................         5,100           72,624
                                                                    -----------
                                                                      9,277,520
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.0%
Administaff, Inc. ..............................        45,825        1,130,045
Hudson Highland Group, Inc.* ...................       277,050        2,064,022
Viad Corp. .....................................         5,950          206,287
                                                                    -----------
                                                                      3,400,354
                                                                    -----------


                                                       SHARES          VALUE
                                                      --------      ------------
COMPUTERS & PERIPHERALS -- 0.7%
Xyratex, Ltd.* .................................        35,200      $   632,192
                                                                    -----------
CONSTRUCTION & BUILDING MATERIALS -- 0.2%
Eagle Materials, Inc. ..........................         4,500          160,020
                                                                    -----------
DISTRIBUTORS -- 0.6%
Building Materials Holding Corp. ...............        86,200          498,236
                                                                    -----------
ELECTRIC UTILITIES -- 2.2%
PNM Resources, Inc. ............................        47,450          561,808
Reliant Energy, Inc.* ..........................        55,450        1,264,260
                                                                    -----------
                                                                      1,826,068
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Insight Enterprises, Inc.* .....................        11,850          207,731
Mercury Computer Systems, Inc.* ................        25,225          161,692
                                                                    -----------
                                                                        369,423
                                                                    -----------
FOOD PRODUCTS -- 0.3%
Sanderson Farms, Inc. ..........................         6,700          233,562
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
American Medical Systems Holdings,
   Inc.* .......................................       102,050        1,488,909
Orthofix International N.V.* ...................         6,475          259,324
                                                                    -----------
                                                                      1,748,233
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICE -- 1.3%
Assisted Living Concepts, Inc.,
   Class A* ....................................        23,650          142,373
Matria Healthcare, Inc.* .......................        10,075          253,083
Pharmerica Corp.* ..............................        47,075          692,944
                                                                    -----------
                                                                      1,088,400
                                                                    -----------
HOUSEHOLD DURABLES -- 2.6%
NVR, Inc.* .....................................         4,090        2,211,381
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                       SHARES          VALUE
                                                      --------      ------------
INSURANCE -- 4.6%
Landamerica Financial Group, Inc.. .............        47,125      $ 1,735,142
Old Republic International Corp. ...............        23,350          320,362
ProAssurance Corp.* ............................        33,456        1,778,856
                                                                    -----------
                                                                      3,834,360
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 3.1%
CMGI, Inc. .....................................        23,700          272,313
Internet Capital Group, Inc.* ..................       166,500        1,448,550
Openwave Systems, Inc. .........................       416,161          857,292
                                                                    -----------
                                                                      2,578,155
                                                                    -----------
IT SERVICES -- 0.8%
BearingPoint, Inc.* ............................        33,000           53,460
Ness Technologies, Inc.* .......................        67,600          630,032
                                                                    -----------
                                                                        683,492
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.4%
Brunswick Corp. ................................        23,500          382,815
MarineMax, Inc.* ...............................        64,800          795,744
                                                                    -----------
                                                                      1,178,559
                                                                    -----------
MACHINERY -- 3.1%
Navistar International Corp.* ..................        37,075        2,092,884
Wabash National Corp. ..........................        67,025          529,497
                                                                    -----------
                                                                      2,622,381
                                                                    -----------
MARINE -- 1.1%
Alexander & Baldwin, Inc. ......................        21,500          946,860
                                                                    -----------
METALS & MINING -- 2.3%
Golden Star Resources, Ltd.* ...................       471,525        1,942,683
                                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 5.3%
Massey Energy Co. ..............................       116,875        4,471,638
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 12.6%
Anworth Mortgage Asset Corp. ...................       753,831        7,153,865
Arbor Realty Trust, Inc. .......................        45,050          724,404
Chimera Investment Corp. .......................        47,125          780,861
Colonial Properties Trust ......................        39,400          959,784
U-Store-It Trust ...............................        81,450          816,943
Winthrop Realty Trust ..........................        32,423          161,467
                                                                    -----------
                                                                     10,597,324
                                                                    -----------


                                                       SHARES          VALUE
                                                      --------      ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.9%
D.R. Horton, Inc. ..............................       105,200      $ 1,475,956
MI Developments, Inc., Class A .................        33,925          781,971
St. Joe Co. (The) ..............................        11,200          430,640
Thomas Properties Group, Inc. ..................       147,925        1,402,329
                                                                    -----------
                                                                      4,090,896
                                                                    -----------
ROAD & RAIL -- 0.9%
Genesee & Wyoming, Inc., Class A*. .............        24,500          759,500
                                                                    -----------
SEMICONDUCTORS -- 6.8%
Advanced Energy Industries, Inc.*. .............        25,125          322,103
Alliance Semiconductor Corp. ...................       280,825          336,990
ASM International N.V ..........................        29,325          573,597
Axcelis Technologies, Inc.* ....................       171,375          985,406
BE Semiconductor Industries N.V.*. .............       303,218        1,500,626
International Rectifier Corp.* .................        14,350          326,749
Qimonda AG - ADR* ..............................        44,525          201,253
Silicon Storage Technology, Inc.*. .............       344,275          974,298
ZiLog, Inc.* ...................................       139,850          467,099
                                                                    -----------
                                                                      5,688,121
                                                                    -----------
SOFTWARE -- 6.0%
Take-Two Interactive Software, Inc.* ...........       190,000        5,035,000
                                                                    -----------
SPECIALTY RETAIL -- 1.5%
AC Moore Arts & Crafts, Inc.* ..................        28,686          245,839
Chico's Fas, Inc.* .............................        70,925          660,312
Coldwater Creek, Inc.* .........................        68,300          377,699
                                                                    -----------
                                                                      1,283,850
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Barry (R.G.) Corp.* ............................        92,850          740,943
                                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 4.2%
First Niagara Financial Group, Inc. ............       101,100        1,154,562
FirstFed Financial Corp.* ......................        25,750          804,687
Flagstar Bancorp, Inc. .........................        25,050          179,358
PMI Group, Inc. (The) ..........................       104,150          757,171
Provident Financial Services, Inc. .............         1,950           23,381
Washington Federal, Inc. .......................        26,050          591,335
                                                                    -----------
                                                                      3,510,494
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                       SHARES          VALUE
                                                      --------      ------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
J.B. Hunt Transport Services, Inc. .............         2,100      $    57,477
                                                                    -----------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $80,430,324) .......................                     80,424,821
                                                                    -----------

                                                        PAR
                                                       (000)
                                                       -----
CORPORATE BONDS -- 1.0%
Advanced Medical Optics, Inc.
   3.25%, 08/01/26 .............................    $      418          319,247
Qimonda Finance LLC
   6.75%, 03/22/13 .............................           491          467,064
                                                                    -----------
   TOTAL CORPORATE BONDS
      (Cost $831,930) ..........................                        786,311
                                                                    -----------

                                                       SHARES
                                                      --------
EXCHANGE TRADED FUND -- 0.1%
FINANCE -- 0.1%
iShares Russell 2000(R) Value
   Index Fund ..................................         1,700          111,554
                                                                    -----------
   TOTAL EXCHANGE TRADED FUND
      (Cost $120,567) ..........................                        111,554
                                                                    -----------

TEMPORARY INVESTMENT -- 5.1%
PNC Bank Money Market Account
   2.51%, 03/03/08(a) ..........................     4,278,291        4,278,291
                                                                    -----------
   TOTAL TEMPORARY INVESTMENT
      (Cost $4,278,291) ........................                      4,278,291
                                                                    -----------
   TOTAL INVESTMENTS -- 102.0%
      (Cost $85,661,112) .......................                     85,600,977
                                                                    -----------
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (2.0)% ............................                     (1,649,616)
                                                                    -----------
NET ASSETS -- 100.0% ...........................                    $83,951,361
                                                                    ===========

------------
* Non-income producing.
ADR -- American Depository Receipt.
(a) Security is affiliated to the principal underwriter of the Fund.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                                                             SCHNEIDER               SCHNEIDER
                                                                                             VALUE FUND         SMALL CAP VALUE FUND
                                                                                            ------------        --------------------
ASSETS
  Investment securities at value (cost -- $293,048,740 and
     $85,661,112, respectively) ........................................................    $304,467,838           $ 85,600,977
  Receivable for investments sold ......................................................       1,949,686                267,212
  Receivable for capital shares sold ...................................................         629,200                     --
  Dividends and interest receivable ....................................................         344,773                 36,059
  Prepaid expenses and other assets ....................................................          32,370                 10,764
                                                                                            ------------           ------------
        Total Assets ...................................................................     307,423,867             85,915,012
                                                                                            ------------           ------------
LIABILITIES
  Payable for investments purchased ....................................................       7,625,882              1,771,438
  Payable to the Investment Adviser ....................................................         144,380                 47,923
  Payable for capital shares redeemed ..................................................         443,584                 15,000
  Accrued expenses payable and other liabilities .......................................         106,833                129,290
                                                                                            ------------           ------------
        Total Liabilities ..............................................................       8,320,679              1,963,651
                                                                                            ------------           ------------
NET ASSETS
  Capital stock, $0.001 par value ......................................................    $     14,600           $      5,012
  Additional paid-in capital ...........................................................     317,831,457             94,697,406
  Undistributed net investment income ..................................................       2,043,775                241,787
  Accumulated net realized loss from investments and foreign exchange
     transactions ......................................................................     (32,205,742)           (10,932,709)
  Net unrealized appreciation/(depreciation) on investments ............................      11,419,098                (60,135)
                                                                                            ------------           ------------
  Net assets applicable to shares outstanding ..........................................    $299,103,188           $ 83,951,361
                                                                                            ============           ============
Shares outstanding .....................................................................      14,600,415              5,011,845
                                                                                            ============           ============
Net asset value, offering and redemption price per share ...............................    $      20.49           $      16.75
                                                                                            ============           ============





    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                            STATEMENTS OF OPERATIONS


                                                                                              SCHNEIDER              SCHNEIDER
                                                                                              VALUE FUND       SMALL CAP VALUE FUND
                                                                                          -----------------    ---------------------
                                                                                               FOR THE                FOR THE
                                                                                           SIX MONTHS ENDED       SIX MONTHS ENDED
                                                                                          FEBRUARY 29, 2008      FEBRUARY 29, 2008
                                                                                             (UNAUDITED)            (UNAUDITED)
                                                                                          -----------------    ---------------------
INVESTMENT INCOME
  Dividends* ...........................................................................     $  2,931,930           $   589,877
  Interest .............................................................................          509,558               149,328
                                                                                             ------------           -----------
        Total investment income ........................................................        3,441,488               739,205
                                                                                             ------------           -----------
EXPENSES
  Advisory fees ........................................................................        1,153,757               449,259
  Administration services fees .........................................................          247,234                67,389
  Administration and accounting services fees ..........................................          229,389                75,046
  Custodian fees .......................................................................           46,642                26,759
  Transfer agent fees ..................................................................           44,612                19,854
  Directors' and officer's fees ........................................................           39,825                21,536
  Professional fees ....................................................................           37,256                27,158
  Registration and filing fees .........................................................           32,558                15,414
  Printing and shareholder reporting fees ..............................................           15,847                21,610
  Other expenses .......................................................................           10,203                 3,816
                                                                                             ------------           -----------
        Total expenses before waivers ..................................................        1,857,323               727,841
   Less: waivers .......................................................................         (459,610)             (233,657)
                                                                                             ------------           -----------
   Net expenses after waivers ..........................................................        1,397,713               494,184
                                                                                             ------------           -----------
Net investment income ..................................................................        2,043,775               245,021
                                                                                             ------------           -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain/(loss) from:
        Investments ....................................................................      (27,491,138)           (5,012,070)
        Foreign currency transactions ..................................................            1,257                    --
   Net change in unrealized appreciation/(depreciation) on:
        Investments ....................................................................        3,535,111            (2,544,025)
        Foreign currency transactions ..................................................               --                  (445)
                                                                                             ------------           -----------
   Net realized and unrealized gain/(loss) from investments and foreign
        currency transactions...........................................................      (23,954,770)           (7,556,540)
                                                                                             ------------           -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................     $(21,910,995)          $(7,311,519)
                                                                                             ============           ===========

------------------
  * Net of foreign withholding taxes of $9,967 and $13,394, for the Value Fund and Small Cap Value Fund, respectively.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                        SCHNEIDER
                                                                                                        VALUE FUND
                                                                                          ---------------------------------------
                                                                                               FOR THE
                                                                                           SIX MONTHS ENDED           FOR THE
                                                                                          FEBRUARY 29, 2008         YEAR ENDED
                                                                                             (UNAUDITED)          AUGUST 31, 2007
                                                                                          -----------------       ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income ...............................................................    $  2,043,775           $  2,213,539
   Net realized gain/(loss) from investments and foreign currency transactions .........     (27,489,881)            14,262,470
   Net change in unrealized appreciation/(depreciation) on investments and
     foreign currency transactions .....................................................       3,535,111             (1,724,299)
                                                                                            ------------           ------------
   Net increase/(decrease) in net assets resulting from operations .....................     (21,910,995)            14,751,710
                                                                                            ------------           ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...............................................................      (1,903,773)              (736,868)
   Net realized capital gains ..........................................................     (15,318,154)            (9,518,612)
                                                                                            ------------           ------------
     Total dividends and distributions to shareholders .................................     (17,221,927)           (10,255,480)
                                                                                            ------------           ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS
   (SEE NOTE 4) ........................................................................     (26,556,674)           221,008,583
                                                                                            ------------           ------------
     Total increase/(decrease) in net assets ...........................................     (65,689,596)           225,504,813

NET ASSETS
   Beginning of period .................................................................     364,792,784            139,287,971
                                                                                            ------------           ------------
   End of period* ......................................................................    $299,103,188           $364,792,784
                                                                                            ============           ============

--------------
  *Includes undistributed net investment income of $2,043,775 and $1,903,773 for the six months ended February 29, 2008 and the year ended August 31, 2007, respectively.




    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                        SCHNEIDER
                                                                                                   SMALL CAP VALUE FUND
                                                                                          ---------------------------------------
                                                                                               FOR THE
                                                                                           SIX MONTHS ENDED           FOR THE
                                                                                          FEBRUARY 29, 2008         YEAR ENDED
                                                                                             (UNAUDITED)          AUGUST 31, 2007
                                                                                          -----------------       ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income ...............................................................    $    245,021           $  2,233,399
   Net realized gain/(loss) from investments and foreign currency transactions, if any .      (5,012,070)               516,362
   Net change in unrealized appreciation/(depreciation) on investments and
     foreign currency transactions, if any .............................................      (2,544,470)            (2,038,487)
                                                                                            ------------           ------------
   Net increase/(decrease) in net assets resulting from operations .....................      (7,311,519)               711,274
                                                                                            ------------           ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...............................................................      (1,553,403)              (925,644)
   Net realized capital gains ..........................................................      (2,671,636)           (15,428,129)
                                                                                            ------------           ------------
     Total dividends and distributions to shareholders .................................      (4,225,039)           (16,353,773)
                                                                                            ------------           ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS
   (SEE NOTE 4) ........................................................................      (5,564,080)            11,602,727
                                                                                            ------------           ------------
     Total decrease in net assets ......................................................     (17,100,638)            (4,039,772)

NET ASSETS
   Beginning of period .................................................................     101,051,999            105,091,771
                                                                                            ------------           ------------
   End of period* ......................................................................    $ 83,951,361           $101,051,999
                                                                                            ============           ============

--------------
*Includes undistributed net investment income of $241,787 and $1,550,169 for the six months ended February 29, 2008 and for the year ended August 31, 2007, respectively.




    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                FOR THE
                                           SIX MONTHS ENDED         FOR THE YEARS ENDED AUGUST 31,               FOR THE PERIOD
                                          FEBRUARY 29, 2008   -------------------------------------------      SEPTEMBER 30, 2002*
                                              (UNAUDITED)       2007        2006       2005         2004     THROUGH AUGUST 31, 2003
                                          -----------------   -------     -------     -------     -------    -----------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ....       $23.13        $ 21.16     $ 20.55     $ 18.22     $ 14.81            $ 10.00
Net investment income ...................         0.16           0.14        0.10        0.07        0.04               0.07
Net realized and unrealized gain/(loss)
   from investments and foreign
   currency transactions ................        (1.56)          2.99        1.99        3.40        4.05               4.77
                                                ------        -------     -------     -------     -------            -------
Net increase/(decrease) in net assets
   resulting from operations ............        (1.40)          3.13        2.09        3.47        4.09               4.84
                                                ------        -------     -------     -------     -------            -------
Dividends and distributions to
   shareholders from:
Net investment income ...................        (0.14)         (0.08)      (0.08)      (0.05)      (0.06)             (0.03)
Net realized capital gains ..............        (1.10)         (1.08)      (1.40)      (1.09)      (0.62)              0.00
                                                ------        -------     -------     -------     -------            -------
Total dividends and distributions
   to shareholders ......................        (1.24)         (1.16)      (1.48)      (1.14)      (0.68)             (0.03)
                                                ------        -------     -------     -------     -------            -------
Redemption fees (Note 4)+ ...............           --             --          --          --          --                 --
                                                ------        -------     -------     -------     -------            -------
Net asset value, end of period ..........       $20.49        $ 23.13     $ 21.16     $ 20.55     $ 18.22            $ 14.81
                                                ======        =======     =======     =======     =======            =======
Total investment return(1) ..............        (6.19)%        14.88%      10.85%      19.37%      28.21%            48.46%
                                                ======        =======     =======     =======     =======            =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ......................     $299,103       $364,793    $139,288     $61,146     $38,406            $11,788
Ratio of expenses to average
   net assets(2) ........................         0.85%(3)       0.85%       0.85%       0.85%       0.85%              0.85%(3)
Ratio of expenses to average net
   assets without waivers and
   expense reimbursements ...............         1.13%(3)       1.12%       1.27%       1.38%       1.96%              4.01%(3)
Ratio of net investment income to
   average net assets(2) ................         1.24%(3)       0.77%       0.69%       0.41%       0.35%              0.72%(3)
Portfolio turnover rate .................        50.30%        131.75%     104.92%      76.66%     116.60%             98.06%

------------------
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 +  Amount is less than $0.01 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Reflects waivers and reimbursements.
(3) Annualized.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                   FOR THE
                                               SIX MONTHS ENDED                   FOR THE YEARS ENDED AUGUST 31,
                                               FEBRUARY 29, 2008     -------------------------------------------------------
                                                  (UNAUDITED)         2007        2006        2005         2004       2003
                                               -----------------     -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of period.......         $ 19.06          $ 21.96     $ 24.94     $ 29.09     $ 22.52     $ 14.82
Net investment income/(loss)...............            0.08             0.43        0.05       (0.10)      (0.13)       0.10
Net realized and unrealized gain/(loss)
   on investments and foreign
   currency transactions...................           (1.52)            0.15        1.66        8.01        8.50        7.71
                                                    -------          -------     -------     -------     -------     -------
Net increase/(decrease) in net assets resulting
   from operations.........................           (1.44)            0.58        1.71        7.91        8.37        7.81
                                                    -------          -------     -------     -------     -------     -------
Dividends and distributions to shareholders from:
Net investment income......................           (0.32)           (0.20)         --          --       (0.11)      (0.03)
Net realized capital gains.................           (0.55)           (3.28)      (4.69)     (12.06)      (1.69)      (0.08)
                                                    -------          -------     -------     -------     -------     -------
Total dividends and distributions
   to shareholders.........................           (0.87)           (3.48)      (4.69)     (12.06)      (1.80)      (0.11)
                                                    -------          -------     -------     -------     -------     -------
Redemption fees (Note 4)+..................              --               --          --          --          --          --
                                                    -------          -------     -------     -------     -------     -------
Net asset value, end of period.............         $ 16.75          $ 19.06     $ 21.96     $ 24.94     $ 29.09     $ 22.52
                                                    =======          =======     =======     =======     =======     =======
Total investment return(1).................           (7.59)%           0.72%       7.79%      31.57%      37.99%      53.10%
                                                    =======          =======     =======     =======     =======     =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)..         $83,951         $101,052    $105,092     $55,163     $48,845     $48,920
Ratio of expenses to average net assets(2).            1.10%(3)         1.10%       1.10%       1.10%       1.10%       1.10%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements..........................            1.62%(3)         1.50%       1.56%       1.71%       1.74%       1.85%
Ratio of net investment income to average
   net assets(2)...........................            0.55%(3)         1.81%       0.29%      (0.41)%     (0.49)%      0.53%
Portfolio turnover rate....................           51.82%           75.21%      91.45%      68.87%     110.69%      85.33%

------------------
 * Calculated based on shares outstanding on the first and last day of the respective year, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 +  Amount is less than $0.01 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestments of dividends and distributions, if any.
(2) Reflects waivers and reimbursements.
(3) Annualized.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 29, 2008 (UNAUDITED)




1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Schneider Value Fund (the "Value Fund") and the Schneider Small Cap Value Fund (the "Small Cap Value Fund") (each a "Fund," collectively the "Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers Institutional Class shares.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion shares are currently classified into one hundred and twenty classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

     PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (NASDAQ) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)


proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Schneider Capital Management Company ("SCM" or the "Adviser") serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 0.70% of the Value Fund's average daily net assets and 1.00% of the Small Cap Value Fund's average daily net assets, computed daily and payable monthly.

     The Adviser contractually agreed to limit the Value Fund's and the Small Cap Value Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 0.85% and 1.10%, respectively, of the Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other Fund expenses. For the six months ended February 29, 2008, investment advisory fees and waivers of expenses were as follows:

                                              GROSS ADVISORY FEES         WAIVERS          NET ADVISORY FEES
                                              -------------------       ----------         -----------------
     Schneider Value Fund                        $1,153,757             $(270,823)             $882,934
     Schneider Small Cap Value Fund                 449,259              (174,791)              274,468

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)


     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund plus out-of-pocket expenses. PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Funds. For the six months ended February 29, 2008, PFPC's administration and accounting services fees and waivers of the Funds' expenses were as follows:

                                           GROSS ADMINISTRATION                 NET ADMINISTRATION
                                              AND ACCOUNTING                      AND ACCOUNTING
                                               SERVICES FEES        WAIVERS        SERVICES FEES
                                           --------------------    ---------    ------------------
     Schneider Value Fund                        $229,389          $    --           $229,389
     Schneider Small Cap Value Fund                75,046           (3,500)            71,546

     Included in the administration and accounting services fees and expenses, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio of the Company in proportion to its net assets of the RBB Funds.


     In addition, PFPC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $2,000 per Fund, plus out-of-pocket expenses. For the six months ended February 29, 2008, transfer agency fees for the Funds were as follows:

                                                        TRANSFER
                                                       AGENT FEES
                                                       ----------
               Schneider Value Fund                      $44,612
               Schneider Small Cap Value Fund             19,854

     For providing custodian services, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., is entitled to receive a monthly fee equal to an annual rate of 0.015% of each Fund's average daily gross assets, subject to a minimum monthly fee of $1,000 per Fund, excluding transaction changes and out-of-pocket expenses. For the six months ended February 29, 2008, custodial fees for the Funds were as follows:

                                                       CUSTODIAN
                                                          FEES
                                                       ---------
               Schneider Value Fund                     $46,642
               Schneider Small Cap Value Fund            26,759

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)


     PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the six months ended February 29, 2008, administrative services fees and related waivers for the Funds were as follows:

                                               GROSS
                                           ADMINISTRATIVE                            NET ADMINISTRATIVE
                                            SERVICES FEES            WAIVERS            SERVICES FEES
                                           --------------          ----------        ------------------
     Schneider Value Fund                     $247,234             $(188,787)              $58,447
     Schneider Small Cap Value Fund             67,389               (55,366)               12,023

     As of February 29, 2008, the Value Fund and Small Cap Value Fund owed PFPC and affiliates $59,099 and $58,677, respectively, for their services.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 29, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                             PURCHASES               SALES
                                           ------------          ------------
     Schneider Value Fund                  $153,271,339          $177,610,894
     Schneider Small Cap Value Fund          43,362,061            47,848,829

4.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2008, each Fund has 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares for the respective periods were as follows:

                                                                         SCHNEIDER VALUE FUND
                                            ---------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                   FOR THE FISCAL YEAR ENDED
                                            --------------------------------            -------------------------------
                                                    FEBRUARY 29, 2008                            AUGUST 31, 2007
                                            --------------------------------            -------------------------------
                                              SHARES              AMOUNT                  SHARES              AMOUNT
                                            ----------        -------------             ----------         ------------
     Sales...............................    2,129,647         $ 46,973,887             11,605,311         $278,680,701
     Reinvestments.......................      758,511           15,912,728                425,249            9,755,495
     Redemption Fees*....................           --               29,248                     --              128,850
     Repurchases.........................   (4,057,234)         (89,472,537)            (2,845,025)         (67,556,463)
                                            ----------         ------------             ----------         ------------
     Net increase/(decrease).............   (1,169,076)        $(26,556,674)             9,185,535         $221,008,583
                                            ==========         ============             ==========         ============

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)



                                                                  SCHNEIDER SMALL CAP VALUE FUND
                                              -------------------------------------------------------------------------
                                                FOR THE SIX MONTHS ENDED                    FOR THE FISCAL YEAR ENDED
                                              ----------------------------                -----------------------------
                                                    FEBRUARY 29, 2008                            AUGUST 31, 2007
                                              ----------------------------                -----------------------------
                                               SHARES            AMOUNT                    SHARES             AMOUNT
                                              --------        ------------                --------         ------------
     Sales...............................       49,067        $    853,663                 383,516         $  8,837,271
     Reinvestments.......................      232,816           3,932,266                 734,073           15,907,358
     Redemption Fees*....................           --              14,985                      --               25,324
     Repurchases.........................     (572,720)        (10,364,994)               (599,605)         (13,167,226)
                                             ---------        ------------                --------         ------------
     Net increase/(decrease).............     (290,837)       $ (5,564,080)                517,984         $ 11,602,727
                                             =========        ============                ========         ============

* There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of February 29, 2008, the following shareholders held 10% or more of the outstanding shares of the Fund. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

     Schneider Small Cap Value Fund (1 shareholder)      23%

5.   FEDERAL INCOME TAX INFORMATION

     At February 29, 2008, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

                                                                                                        NET UNREALIZED
                                               FEDERAL TAX         UNREALIZED        UNREALIZED          APPRECIATION/
                                                  COST            APPRECIATION      DEPRECIATION         DEPRECIATION
                                              ------------        ------------      ------------        --------------
     Schneider Value Fund                     $293,048,740        $56,271,039       $(44,851,941)         $11,419,098
     Schneider Small Cap Value Fund             85,661,112         12,083,988        (12,144,123)             (60,135)

     On August 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                                UNDISTRIBUTED                     UNDISTRIBUTED
                                               ORDINARY INCOME                   LONG-TERM GAINS
                                               ---------------                   ---------------
     Schneider Value Fund                        $11,581,781                       $5,640,146
     Schneider Small Cap Value Fund                1,553,402                               --

     On August 31, 2007, the Funds had no capital loss carryforwards available to offset future capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2007, there were no post-October losses incurred in the Schneider Value Fund. The Schneider Small Cap Value Fund incurred post-October capital and currency losses of $1,011,038 and $3,233, respectively.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 29, 2008 (UNAUDITED)



6.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109." FIN 48 provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The Funds have adopted FIN 48 and management has determined that it has no impact on the Funds' financial statements.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the impact, if any, of the SFAS on the Funds' financial statements.

                               THE SCHNEIDER FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)



PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Schneider Funds at (888) 520-3277 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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

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

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

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
       SEMIANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008


--------------------------------------------------------------------------------

Fellow Shareholder:

The Bogle Small Cap Growth Fund (the "Fund") lost -16.30% for the Investor shares and -16.26% for the Institutional shares in the semiannual period ended February 29, 2008, underperforming by -3.39% and -3.35%, respectively, the Russell 2000(R) benchmark loss of -12.91%. Although the Fund's semiannual performance relative to the benchmark was not directly impacted by the crisis in the housing and mortgage markets, the extreme credit contraction that occurred in the wake of this crisis had ripple effects throughout the equity markets. The shift in the macroeconomic environment and jump in market volatility caused investors to focus primarily on proven performers, regardless of price. In this environment, stocks that had attractive relative valuation according to our measures and as indicated by growth and value index returns were generally the hardest hit. The recent market environment is addressed in more detail in the next section of this letter. This discussion is followed by performance attribution analysis, which explains the results generated by our investment models during the semiannual period, including a few stock-specific examples. We then present key fundamental characteristics of the Fund and benchmark, highlighting the Fund's characteristics' likeness to the Russell 2000(R) due to our risk controls. Finally, we close with an update on developments at Bogle Investment Management, L.P.


                     INVESTMENT PERFORMANCE -- MULTI-PERIODS
                    BOGLE FUND VS. RUSSELL 2000(R) BENCHMARK
                                  AS OF 2/29/08


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                              Semiannual Period    One-Year Period    Three-Year Period    Five-Year Period    Since Inception
                              (9/1/07 - 2/29/08)  (3/1/07 - 2/29/08)  (3/1/05 - 2/29/08)  (3/1/03 - 2/29/08)  (10/1/99 - 2/29/08)

Bogle Investor Class               (16.30)%             (17.37)%              3.94%              15.46%              13.15%
Bogle Institutional Class          (16.26)              (17.29)               4.05               15.58               13.25
Russell 2000(R) Index              (12.91)              (12.44)               3.90               15.10                7.11
Investor Class Net Asset
   Value Added                      (3.39)               (4.94)               0.04                0.36                6.04


----------
ALL FUND RETURNS ARE PRESENTED NET OF FEES AND INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER EARNINGS. MULTI-YEAR PERIOD RETURNS ARE ANNUALIZED.

RETURNS SHOWN REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS SHOWN ABOVE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT 1-877-264-5346. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.43% FOR THE INSTITUTIONAL CLASS AND 1.53% FOR THE INVESTOR CLASS, PRIOR TO FEE WAIVERS.

MARKET ENVIRONMENT. The most recent semiannual period was the most negative six-month period for U.S. equity markets since the second half of 2002. Back then, the economy and markets were working out excessive speculation in internet and growth stocks, and the damage was most acutely felt by investors in these stocks. In the most recent downturn, past housing market speculation fueled by easy credit and largely financed by Wall Street has had a widespread effect throughout the economy. In response to slowing economic growth, the Federal Reserve started cutting the Fed Funds rate in September of last year and by the end of the semiannual period the rate had dropped by 2.25 percentage points, from 5.25% to 3.00%. At the same time, soaring commodity prices (most notably oil) and a weak dollar served to exacerbate negative sentiment and complicate the Fed's ability to steer the economy. Against this backdrop, all U.S. equity market segments generally declined from November 2007 through February of 2008 and volatility increased sharply. Small cap stocks were among the hardest hit as the Russell 2000(R) Index fell -12.91% for the six months ended February 29, 2008, compared with a return of -8.45% for the larger cap Russell 1000(R). Within small capitalization stocks, growth outperformed value, by +2.56%. For the semiannual period, the Russell 2000(R) Growth lost -11.67%, while the Russell 2000(R) Value dropped -14.23%. Within the Russell 2000(R) Index, over the six-month period, technology and consumer cyclicals were the poorest performing sectors, while the energy and basic industry sectors were the strongest.

PERFORMANCE  ATTRIBUTION.  We estimate that negative  stock  selection  from the combination of our small cap investment models accounted for about two percentage points of the Fund's three percentage points of relative underperformance in the semiannual period. Sector exposures relative to benchmark, and specifically an underweight of basic industry and energy stocks, detracted another percentage point. As you know, our three primary models seek to identify the following: 1) stocks that have demonstrated an ability to produce unexpectedly better earnings growth (the earnings expectations model);
2) companies that do not have to "manufacture" earnings growth through aggressive accounting (financial quality model); and 3) stocks that trade at attractive valuations relative to their most similar peers (relative valuation model). On a standalone basis, financial quality model returns were strongest, the earnings expectations model posted modestly positive returns, and the relative valuation model produced negative results in five out of six months and for the six-month period. In fact, the relative valuation model started to struggle in March of last year and its recent performance has been as negative as we have seen since the internet bubble inflation. Over this latest semiannual period, stock selection was strongest in consumer cyclical stocks and was also positive in financial, consumer growth and utility stocks. The consumer cyclical sector also made the largest contribution to return. Poor selection in energy, basic industry and technology stocks offset these gains and then some.

At the end of the semiannual period, the Fund held 175 stocks and the largest holding represented 1.2% of portfolio assets. This diversification limits the impact any single stock can have on total Fund performance. The benefit of diversification can also be seen within sectors; for example, despite a significant loss in one of our financial stock holdings (a holding severely hurt by its subprime market exposure), the Fund's overall financial sector had relatively little exposure to the subprime market and outperformed the benchmark's financial sector for the semiannual period. A few other stock specific examples illustrate investors'
preference during this latest reporting period for historically positive performers with established earnings growth and financial quality. The flip side of this preference was a negative attitude toward "cheap" stocks, as pessimistic investor sentiment appeared to limit support for stocks that had suffered recent declines. One of our top performing stocks for the semiannual period was Gigamedia Ltd., an online gambling and entertainment company that entered the Fund portfolio in the fourth quarter of 2006 because of its strong earnings expectations ranking and positive financial quality. This stock performed extremely well during the semiannual period despite its relatively high valuation. Contributing to our strong relative performance in the consumer cyclical sector, online movie rental company Netflix, Inc. was also a top performer over the last six months. The stock stood out in the beginning of 2007 because of strong earnings expectations and financial quality (relative valuation was neutral). At the end of the semiannual period the stock maintained its positive financial quality ranking, while its earnings expectations signal was stronger than it was a year ago. In February, the company raised its earnings guidance for the first quarter and full year in February to reflect subscriber growth. Finally, two of our worst performers, flash memory company Spansion, Inc. and health club operator Town Sports International Holdings, Inc., both had strong relative valuation and financial quality signals at the start of the semiannual period. While both companies have struggled on the earnings front, both experienced some improvement in their earnings signal during the semiannual period, and as of February 29, 2008 we maintained both positions.

INVESTMENT POSITIONING. As has been the case for much of the Fund's history, Fund characteristics remain very much in line with the benchmark. Note that small deviations from the benchmark reflected in both sector exposures and the fundamental characteristics of the Fund arise purely from the bottom up stock selection process and do not reflect any attempt to time the overall market, style preferences, or sector rotation. As of the end of February, our median market capitalization was slightly below benchmark. By continuing to keep the size of the Fund controlled, we benefit from the ability to maintain exposure to the smaller companies within the small cap market. The Fund maintains a bias to companies with modestly higher long-term earnings growth rates;
price-to-earnings ratios are currently slightly below the benchmark; and the Fund's median price-to-sales ratio continues to be lower than the benchmark's, as the ratio is a significant part of our relative valuation model.


--------------------------------------------------------------------------------

                           FUNDAMENTAL CHARACTERISTICS
                                FEBRUARY 29, 2008

                                                                  RUSSELL
                                                                  2000(R)
MEDIAN                                             BOGLX           INDEX
------                                             -----          -------
Market Cap. (mil.)                                  $921           $1,062
Estimated Long-Term Earnings
   Growth Rate                                     15.7%            15.0%
Price/Historical Earnings                          15.1x            18.1x
Price/Forward Earnings                             13.8x            15.1x
Price/Sales                                         1.3x             1.7x

RISK STATISTICS* - SEMIANNUAL PERIOD
------------------------------------
Annualized Standard Dev.                           24.3%            25.3%
Annualized Active Risk                              6.1%
Beta with Russell 2000(R)                           0.93
Cash                                                1.6%

* STANDARD DEVIATION IS A STATISTICAL MEASURE OF THE RANGE OF PERFORMANCE. BETA IS A MEASURE OF A PORTFOLIO'S SENSITIVITY TO MARKET MOVEMENTS.

--------------------------------------------------------------------------------

Despite our frustration with recent Fund performance, we believe that the Fund is well positioned going forward, as we remain confident that our models are uncovering opportunities in stocks with sustainable earnings growth and at reasonable prices. In our view, it would be highly unusual for the market to ignore the merits of these investment characteristics for an extended period of time.

PROGRESS AT BOGLE INVESTMENT MANAGEMENT, L.P. Our team did not change during the semiannual period, remaining at thirteen full-time professionals, five dedicated to portfolio management and research and eight focused on client service, compliance, and operations. At the end of February 2008, assets in the Fund were a little over $218 million and the Fund remains closed to new investors.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.


Respectfully,


Bogle Investment Management, L.P.
Management Office: 781-283-5000
Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)


----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT 1-877-264-5346. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 1.43% FOR THE INSTITUTIONAL CLASS AND 1.53% FOR THE INVESTOR CLASS, PRIOR TO FEE WAIVERS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE RUSSELL 2000(R) IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000(R) INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY AND LESS AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                             FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2007 through February 29, 2008, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                      INSTITUTIONAL CLASS
                          -------------------------------------------------------------------------
                          BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING
                             SEPTEMBER 1, 2007          FEBRUARY 29, 2008              PERIOD*
                          -----------------------     --------------------     --------------------
Actual                             $1,000.00                $  837.40                   $5.71

Hypothetical
   (5% return before
   expenses)                        1,000.00                 1,018.57                    6.29

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)


                                                       INVESTOR CLASS
                          -------------------------------------------------------------------------
                          BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING
                             SEPTEMBER 1, 2007          FEBRUARY 29, 2008              PERIOD*
                          -----------------------     --------------------     --------------------
Actual                               $1,000.00              $  837.00                   $6.17
Hypothetical
   (5% return before
   expenses)                          1,000.00               1,018.07                    6.80

----------
* Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for each class of (16.26)% for the Institutional Class and (16.30)% for the Investor Class.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                   % OF NET
       SECURITY TYPE & SECTOR CLASSIFICATION         ASSETS            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS:
      Technology                                      23.0%       $  50,278,304
      Industrial                                      20.5           44,648,029
      Consumer Growth                                 20.4           44,467,386
      Financial                                       16.6           36,210,096
      Consumer Cyclical                               13.3           28,938,770
      Energy                                           2.7            5,835,004
      Basic Industry                                   1.4            3,119,274
SHORT-TERM INVESTMENTS                                 1.6            3,405,191
OTHER ASSETS IN EXCESS OF LIABILITIES                  0.5            1,163,592
                                                     ------        ------------
      NET ASSETS                                     100.0%        $218,065,646
                                                     ======        ============

----------------
Portfolio holdings are subject to change at any time.


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                 NUMBER
                                                OF SHARES          VALUE
                                               ----------       ------------

COMMON STOCKS--97.9%
BASIC INDUSTRY--1.4%
  Brush Engineered Materials,
    Inc.* ....................................     18,100       $    502,818
  ICO, Inc.* .................................     78,100            608,399
  Methanex Corp. .............................     69,700          2,008,057
                                                                ------------
                                                                   3,119,274
                                                                ------------
CONSUMER CYCLICAL--13.3%
  Barnes & Noble, Inc. .......................     33,200            933,584
  Bidz.com, Inc.* ............................    116,500          1,190,630
  Brunswick Corp. ............................     85,900          1,399,311
  Buckle, Inc., (The) ........................     38,500          1,747,900
  Callaway Golf Co. ..........................     97,400          1,484,376
  Casey's General Stores, Inc. ...............     65,800          1,648,290
  Cooper Tire & Rubber Co. ...................     95,400          1,723,878
  FTD Group, Inc. ............................    136,500          1,882,335
  G & K Services, Inc., Class A ..............     12,100            462,946
  Harman International Industries,
    Inc. .....................................     31,300          1,289,560
  Interstate Hotels & Resorts,
    Inc.* ....................................    308,200          1,531,754
  Maidenform Brands, Inc.* ...................     53,800            665,506
  Mesa Air Group, Inc.* ......................    435,700          1,054,394
  Netflix, Inc.* .............................     30,500            963,190
  Pantry, Inc., (The)* .......................     68,400          1,645,704
  PC Connection, Inc.* .......................    125,800          1,249,194
  Perry Ellis International,
    Inc.* ....................................     61,200          1,198,908
  Polaris Industries, Inc. ...................     32,400          1,237,032
  Rush Enterprises, Inc.,
    Class A* .................................    111,800          1,656,876
  Town Sports International
    Holdings, Inc.* ..........................     66,900            539,214
  United Stationers, Inc.* ...................     30,100          1,485,736
  Warnaco Group, Inc., (The)* ................     14,200            533,352
  Wolverine World Wide, Inc. .................     53,400          1,415,100
                                                                ------------
                                                                  28,938,770
                                                                ------------


                                                 NUMBER
                                                OF SHARES          VALUE
                                               ----------       ------------

CONSUMER GROWTH--20.4%
  Air Methods Corp.* .........................     21,100       $    867,632
  AMERIGROUP Corp.* ..........................     51,700          1,861,200
  Apria Healthcare Group,
    Inc.* ....................................     58,100          1,261,351
  Boston Beer Co., Inc., (The)
    Class A* .................................     41,200          1,469,192
  Capella Education Co.* .....................     32,844          1,731,207
  Centene Corp.* .............................     80,800          1,447,936
  China Medical Technologies,
    Inc. - ADR ...............................     42,900          1,973,400
  Chindex International, Inc.* ...............     44,300          1,617,393
  Conmed Corp.* ..............................     44,400          1,197,024
  CorVel Corp.* ..............................      7,600            228,988
  Cubist Pharmaceuticals, Inc.* ..............     77,000          1,401,400
  Cynosure, Inc., Class A* ...................     55,700          1,332,901
  Flowers Foods, Inc. ........................     74,600          1,690,436
  Health Management
    Associates, Inc., Class A ................    166,500            890,775
  Herbalife Ltd. .............................     45,600          1,907,448
  Kinetic Concepts, Inc.* ....................     22,600          1,161,414
  MedCath Corp.* .............................     32,700            681,795
  Medicis Pharmaceutical
    Corp., Class A ...........................     21,300            436,863
  Mindray Medical
  International Ltd. - ADR ...................     33,100          1,214,770
  Molina Healthcare, Inc.* ...................     38,600          1,221,690
  Nash Finch Co. .............................     40,800          1,430,856
  NBTY, Inc.* ................................     60,500          1,727,880
  Nektar Therapeutics* .......................    216,900          1,507,455
  Noven Pharmaceuticals,
    Inc.* ....................................     97,400          1,320,744
  Pall Corp. .................................     25,300            996,061
  Par Pharmaceutical Cos.,
    Inc.* ....................................     83,300          1,473,577
  PerkinElmer, Inc. ..........................     50,700          1,258,374
  Pozen, Inc.* ...............................    110,300          1,344,557
  Scholastic Corp.* ..........................     54,500          1,900,415
  Synovis Life Technologies,
    Inc.* ....................................     97,200          1,718,496
  Vivus, Inc.* ...............................    236,700          1,387,062


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                 NUMBER
                                                OF SHARES          VALUE
                                               ----------       ------------

CONSUMER GROWTH--(CONTINUED)
  WellCare Health Plans, Inc.* ...............     35,100       $  1,675,674
  Winn-Dixie Stores, Inc.* ...................     69,200          1,131,420
                                                                ------------
                                                                  44,467,386
                                                                ------------
ENERGY--2.7%
  ATP Oil & Gas Corp.* .......................     30,600          1,078,650
  Aventine Renewable Energy
    Holdings, Inc.* ..........................    154,300            992,149
  Bois D'arc Energy, Inc.* ...................     68,700          1,474,989
  Dawson Geophysical Co.* ....................     25,000          1,646,750
  Solarfun Power Holdings
    Co. Ltd. - ADR* ..........................     55,100            642,466
                                                                ------------
                                                                   5,835,004
                                                                ------------
FINANCIAL--16.6%
  Allied World Assurance
    Holdings Ltd. ............................     41,000          1,785,550
  AMERISAFE, Inc.* ...........................    123,373          1,622,355
  Amtrust Financial Services,
    Inc. .....................................    107,900          1,801,930
  Arch Capital Group Ltd.* ...................     31,200          2,136,576
  Banner Corp. ...............................     29,500            638,970
  Boston Private Financial
    Holdings, Inc. ...........................      6,700             92,259
  Calamos Asset Management,
    Inc., Class A ............................     84,200          1,548,438
  CNA Surety Corp.* ..........................      5,600             79,016
  E-House China Holdings
    Ltd. - ADR* ..............................     72,700          1,182,102
  Evercore Partners, Inc.,
    Class A ..................................     93,600          1,838,304
  EZCORP, Inc., Class A* .....................    115,000          1,348,950
  FCStone Group, Inc.* .......................     44,500          2,075,480
  Greenhill & Co., Inc. ......................     24,800          1,612,248
  Heartland Payment Systems,
    Inc. .....................................     42,400            934,072
  Interactive Data Corp. .....................     53,100          1,553,706
  Investment Technology
    Group, Inc.* .............................     11,300            526,354
  Labranche & Co., Inc.* .....................    159,700            741,008


                                                 NUMBER
                                                OF SHARES          VALUE
                                               ----------       ------------

FINANCIAL--(CONTINUED)
  Navigators Group, Inc.* ....................     12,600       $    689,598
  Nelnet, Inc., Class A ......................     79,600            867,640
  Penson Worldwide, Inc.* ....................    144,800          1,479,856
  Philadelphia Consolidated
    Holding Corp.* ...........................     50,600          1,716,352
  Phoenix Cos., Inc., (The) ..................     63,500            722,630
  Prospect Capital Corp. .....................     49,300            741,965
  Reinsurance Group of
  America, Inc. ..............................     36,900          2,018,799
  Safety Insurance Group, Inc. ...............     50,000          1,854,500
  Security Capital Assurance
    Ltd. .....................................    173,400            263,568
  StanCorp Financial Group,
    Inc. .....................................     28,200          1,384,338
  United America Indemnity
    Ltd., Class A* ...........................     58,900          1,104,964
  Universal American Financial
    Corp.* ...................................    107,600          1,848,568
                                                                ------------
                                                                  36,210,096
                                                                ------------
INDUSTRIAL--20.5%
  Acuity Brands, Inc. ........................     33,900          1,505,499
  AerCap Holdings N.V.* ......................     78,600          1,575,930
  American Railcar Industries,
    Inc. .....................................     49,000          1,217,160
  Astronics Corp.* ...........................     23,200            458,200
  AZZ, Inc.* .................................     62,200          2,203,124
  Brink's Co., (The) .........................     20,000          1,338,600
  Consolidated Graphics, Inc.* ...............     30,700          1,632,933
  Cubic Corp. ................................     12,400            317,068
  Darling International, Inc.* ...............    164,900          2,292,110
  Diamond Management &
    Technology Consultants, Inc. .............     57,500            340,975
  EMCOR Group, Inc.* .........................     35,700            860,013
  Gardner Denver, Inc.* ......................     57,300          2,114,943
  Global Industries Ltd.* ....................     45,800            843,178
  H&E Equipment Services,
    Inc.* ....................................     63,100            984,360
  Harbin Electric, Inc.* .....................     70,100          1,394,990


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                 NUMBER
                                                OF SHARES          VALUE
                                               ----------       ------------

INDUSTRIAL--(CONTINUED)
  Heidrick & Struggles
    International, Inc. ......................     12,900       $    441,567
  Herman Miller, Inc. ........................     66,600          1,986,678
  HNI Corp. ..................................     44,300          1,309,508
  HUB Group, Inc., Class A* ..................     45,100          1,352,549
  ICF International, Inc.* ...................     23,700            617,148
  Intevac, Inc.* .............................     42,500            545,700
  Kaiser Aluminum Corp. ......................     20,000          1,467,000
  L.B. Foster Co., Class A* ..................     42,100          1,783,356
  Michael Baker Corp.* .......................     39,300          1,131,840
  Mueller Industries, Inc. ...................     61,400          1,764,022
  Pacer International, Inc. ..................    100,100          1,538,537
  PeopleSupport, Inc.* .......................    134,400          1,560,384
  Perini Corp.* ..............................     35,600          1,334,288
  PHH Corp.* .................................     43,600            882,464
  Robbins & Myers, Inc. ......................     66,200          2,254,110
  Rollins, Inc. ..............................     88,250          1,557,612
  Source Interlink Cos, Inc.* ................     95,397            161,221
  Steelcase, Inc., Class A ...................     85,000          1,205,300
  TeleTech Holdings, Inc.* ...................     46,500          1,049,505
  Thomas & Betts Corp.* ......................     13,800            554,070
  Waste Industries USA, Inc. .................     29,300          1,072,087
                                                                ------------
                                                                  44,648,029
                                                                ------------
TECHNOLOGY--23.0%
  Alvarion Ltd.* .............................     34,300            259,651
  Amkor Technology, Inc.* ....................     99,400          1,163,974
  Applied Micro Circuits
    Corp.* ...................................     47,300            351,439
  ASM International N.V.* ....................     31,600            618,096
  Aspen Technology, Inc.* ....................    149,400          1,673,280
  Atheros Communications,
    Inc.* ....................................     46,000          1,118,720
  Audible, Inc.* .............................    165,000          1,889,250
  Avici Systems, Inc. ........................    152,500          1,169,675
  Ceragon Networks Ltd.* .....................    168,300          1,457,478
  Chordiant Software, Inc.* ..................    193,800          1,116,288
  ClickSoftware Technologies
    Ltd.* ....................................    139,650            413,364
  COMSYS IT Partners, Inc.* ..................    129,000          1,215,180
  Credence Systems Corp.* ....................    382,444            543,070
  Data Domain, Inc.* .........................     54,600          1,159,704


                                                 NUMBER
                                                OF SHARES          VALUE
                                               ----------       ------------

TECHNOLOGY--(CONTINUED)
  Double-Take Software, Inc.* ................     93,400       $    970,426
  Emulex Corp.* ..............................    100,700          1,498,416
  GigaMedia Ltd.* ............................    137,100          2,685,789
  Global Sources Ltd.* .......................     18,138            221,284
  Globecomm Systems, Inc.* ...................     98,500            867,785
  Greenfield Online, Inc.* ...................     45,000            608,850
  JDA Software Group, Inc.* ..................     77,900          1,329,753
  Mattson Technology, Inc.* ..................    119,800            711,612
  MicroStrategy, Inc., Class A* ..............     21,000          1,396,920
  Move, Inc.* ................................    143,470            360,110
  Network Equipment
    Technologies, Inc.* ......................     55,000            313,500
  Novell, Inc.* ..............................     21,800            162,410
  Phoenix Technologies Ltd.* .................     97,300          1,606,423
  Plantronics, Inc. ..........................     52,500            990,150
  Power Integrations, Inc.* ..................     55,400          1,457,020
  QLogic Corp.* ..............................    121,400          1,924,190
  Quidel Corp.* ..............................    104,200          1,712,006
  Radiant Systems, Inc.* .....................     94,900          1,355,172
  RF Micro Devices, Inc.* ....................    214,800            676,620
  S1 Corp.* ..................................    197,100          1,395,468
  Sapient Corp.* .............................    215,800          1,592,604
  Shanda Interactive
    Entertainment Ltd. - ADR* ................     72,700          2,404,916
  Sierra Wireless, Inc.* .....................    106,800          1,544,328
  SonicWALL, Inc.* ...........................     69,500            578,935
  Spansion, Inc., Class A* ...................    141,200            388,300
  SPSS, Inc.* ................................     34,000          1,293,020
  Synchronoss Technologies,
    Inc.* ....................................     51,300            824,904
  Taleo Corp., Class A* ......................     69,600          1,326,576
  Verigy Ltd.* ...............................     81,500          1,638,150
  Vignette Corp.* ............................     11,800            149,270
  VNUS Medical Technologies,
    Inc.* ....................................     50,300            940,107
  Zoran Corp.* ...............................     87,700          1,204,121
                                                                ------------
                                                                  50,278,304
                                                                ------------
     TOTAL COMMON STOCKS
       (Cost $235,757,782)...............................        213,496,863
                                                                ------------


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 29, 2008 (UNAUDITED)


                                                 NUMBER
                                                OF SHARES          VALUE
                                               ----------       ------------

SHORT-TERM INVESTMENTS--1.6%
  Columbia Prime Reserves Fund
    3.45% 03/03/08 ...........................  3,405,191       $  3,405,191
                                                                ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $3,405,191).......................                     3,405,191
                                                                ------------
TOTAL INVESTMENTS--99.5%
  (Cost $239,162,973).........................                   216,902,054

OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.5%...........................                     1,163,592
                                                                ------------
NET ASSETS--100.0%............................                  $218,065,646
                                                                ============


----------
* Non-income producing.
ADR -- American Depository Receipt.


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


ASSETS
  Investments, at value (cost - $239,162,973) ..............      $216,902,054
  Receivable for investments sold ..........................         6,518,225
  Receivable for capital shares sold .......................            97,921
  Dividends receivable .....................................            94,026
  Prepaid expenses and other assets ........................            48,695
                                                                  ------------
       Total assets ........................................       223,660,921
                                                                  ------------
LIABILITIES
  Payable for investments purchased ........................         5,157,969
  Payable for capital shares redeemed ......................           188,746
  Payable to the Adviser ...................................           162,444
  Accrued expenses and other liabilities ...................            86,116
                                                                  ------------
       Total liabilities ...................................         5,595,275
                                                                  ------------
NET ASSETS
  Capital stock, $0.001 par value ..........................            12,171
  Paid-in capital ..........................................       243,535,144
  Accumulated net investment loss ..........................          (877,536)
  Accumulated net realized loss from investments ...........        (2,343,214)
  Net unrealized depreciation on investments ...............       (22,260,919)
                                                                  ------------
       Net assets ..........................................      $218,065,646
                                                                  ============
INSTITUTIONAL CLASS
  Net assets ...............................................      $120,144,570
                                                                  ------------
  Shares outstanding .......................................         6,671,650
                                                                  ------------
  Net asset value, offering and redemption price per share .      $      18.01
                                                                  ============
INVESTOR CLASS
  Net assets ...............................................      $ 97,921,076
                                                                  ------------
  Shares outstanding .......................................         5,499,116
                                                                  ------------
  Net asset value, offering and redemption price per share .      $      17.81
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)




                                                                  FOR THE
                                                              SIX MONTHS ENDED
                                                              FEBRUARY 29, 2008
                                                              -----------------
INVESTMENT INCOME
  Dividends (Net of foreign withholding taxes of $5,836) ...      $    986,336
                                                                  ------------
  Total investment income ..................................           986,336
                                                                  ............
EXPENSES
  Advisory fees ............................................         1,443,094
  Administrative service fees ..............................           216,464
  Administration and accounting fees .......................           205,352
  Shareholder servicing fees ...............................            60,004
  Transfer agent fees ......................................            52,663
  Custodian fees ...........................................            43,293
  Directors' and officer's fees ............................            40,278
  Professional fees ........................................            25,009
  Printing and shareholder reporting fees ..................            16,271
  Registration and filing fees .............................             8,513
  Other expenses ...........................................            12,244
                                                                  ------------
     Total expenses before waivers .........................         2,123,185
     Less: waivers .........................................          (259,313)
                                                                  ------------
     Net expenses ..........................................         1,863,872
                                                                  ------------
  Net investment loss ......................................          (877,536)
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
  Net realized gain from investments .......................           161,920
  Net change in unrealized appreciation/(depreciation)
     on investments ........................................       (46,600,863)
                                                                  ------------
  Net realized and unrealized loss from investments ........       (46,438,943)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......      $(47,316,479)
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                         FOR THE
                                                     SIX MONTHS ENDED        FOR THE
                                                     FEBRUARY 29, 2008     YEAR ENDED
                                                        (UNAUDITED)      AUGUST 31, 2007
                                                     -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss ..............................    $    (877,536)    $ (1,220,252)
  Net realized gain from investments ...............          161,920       40,649,625
  Net change in unrealized appreciation/(depreciation)
     on investments ................................      (46,600,863)      (4,334,599)
                                                        -------------     ------------
  Net increase/(decrease) in net assets resulting
     from operations ...............................      (47,316,479)      35,094,774
                                                        -------------     ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized capital gains--Institutional shares .      (24,591,378)     (39,206,310)
  Net realized capital gains--Investor shares ......      (16,794,654)     (30,588,836)
                                                        -------------     ------------
     Total distributions to shareholders ...........      (41,386,032)     (69,795,146)
                                                        -------------     ------------

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS(1) ....................      (26,398,693)      30,476,008
                                                        -------------     ------------
  Total decrease in net assets .....................     (115,101,204)      (4,224,364)

NET ASSETS
  Beginning of period ..............................      333,166,850      337,391,214
                                                        -------------     ------------
  End of period* ...................................    $ 218,065,646     $333,166,850
                                                        =============     ============

----------
*   Includes  accumulated  net investment loss of $(877,536) and $0 for the six months ended February 29, 2008 and for the year ended August 31, 2007, respectively.

(1) See Note 4 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                INSTITUTIONAL CLASS
                                                 --------------------------------------------------------------------------------
                                                   FOR THE        FOR THE      FOR THE      FOR THE       FOR THE        FOR THE
                                                 SIX MONTHS        YEAR         YEAR         YEAR          YEAR           YEAR
                                                    ENDED          ENDED        ENDED        ENDED         ENDED          ENDED
                                                   2/29/08        8/31/07      8/31/06      8/31/05       8/31/04       8/31/03
                                                 -----------      --------     --------     ---------     ---------     ---------
                                                 (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......       $ 24.61        $  27.74     $  28.78     $   24.99     $   22.71     $   17.83
                                                   -------        --------     --------     ---------     ---------     ---------
Net investment loss ........................         (0.06)*         (0.08)*      (0.16)*       (0.22)        (0.16)*       (0.11)*
Net realized and unrealized gain/(loss)
 from investments ..........................         (3.40)           2.74         3.08          6.49          2.44          4.99
                                                   -------        --------     --------     ---------     ---------     ---------
Net increase/(decrease) in net assets
  resulting from operations ................         (3.46)           2.66         2.92          6.27          2.28          4.88
                                                   -------        --------     --------     ---------     ---------     ---------
Distributions to shareholders from:

Net realized capital gains .................         (3.14)          (5.79)       (3.96)        (2.48)           --            --
                                                   -------        --------     --------     ---------     ---------     ---------
Net asset value, end of period .............        $18.01        $  24.61     $  27.74     $   28.78     $   24.99     $   22.71
                                                   =======        ========     ========     =========     =========     =========

Total investment return(1) .................        (16.26)%         10.29%       12.46%        27.34%        10.04%        27.37%
                                                   =======        ========     ========     =========     =========     =========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)         $120,145        $197,415     $189,920     $ 177,359     $ 175,642     $ 132,845
Ratio of expenses to average net assets
  with waivers and reimbursements ..........          1.25%(2)        1.25%        1.25%         1.25%         1.25%         1.25%
Ratio of expenses to average net assets
  without waivers and reimbursements .......          1.43%(2)        1.43%        1.43%         1.46%         1.44%         1.50%
Ratio of net investment loss to average
  net assets ...............................         (0.57)%(2)      (0.30)%      (0.55)%       (0.73)%       (0.61)%       (0.60)%
Portfolio turnover rate ....................         79.13%         142.45%      126.64%       129.18%       129.18%       122.39%

----------
*   Calculated based on average shares outstanding for the period.
(1) Total  investment  return is calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------



                                                                                 INVESTOR CLASS
                                                 --------------------------------------------------------------------------------
                                                   FOR THE        FOR THE      FOR THE      FOR THE       FOR THE        FOR THE
                                                 SIX MONTHS        YEAR         YEAR         YEAR          YEAR           YEAR
                                                    ENDED          ENDED        ENDED        ENDED         ENDED          ENDED
                                                   2/29/08        8/31/07      8/31/06      8/31/05       8/31/04       8/31/03
                                                 -----------      --------     --------     ---------     ---------     ---------
                                                 (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......       $ 24.38        $  27.56     $  28.65     $   24.91     $   22.65     $   17.80
                                                   -------        --------     --------     ---------     ---------     ---------
Net investment loss ........................         (0.07)*         (0.10)*      (0.18)*       (0.23)        (0.18)*       (0.12)*
Net realized and unrealized gain/(loss)
  from investments .........................         (3.36)           2.71         3.05          6.45          2.44          4.97
                                                   -------        --------     --------     ---------     ---------     ---------
Net increase/(decrease) in net assets
  resulting from operations.................         (3.43)           2.61         2.87          6.22          2.26          4.85
                                                   -------        --------     --------     ---------     ---------     ---------
Distributions to shareholders from:

Net realized capital gains..................         (3.14)          (5.79)       (3.96)        (2.48)           --            --
                                                   -------        --------     --------     ---------     ---------     ---------
Net asset value, end of period..............       $ 17.81        $  24.38     $  27.56     $   28.65     $   24.91     $   22.65
                                                   =======        ========     ========     =========     =========     =========

Total investment return(1)..................        (16.30)%         10.15%       12.33%        27.22%         9.98%        27.25%
                                                   =======        ========     ========     =========     =========     =========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)...       $97,921        $135,752     $147,471     $ 134,054     $ 124,031     $ 112,508
Ratio of expenses to average net assets
  with waivers and reimbursements...........          1.35%(2)        1.35%        1.35%         1.35%         1.35%         1.35%
Ratio of expenses to average net assets
  without waivers and reimbursements........          1.53%(2)        1.53%        1.53%         1.56%         1.54%         1.60%
Ratio of net investment loss to average
  net assets................................         (0.66)%(2)      (0.40)%      (0.65)%       (0.83)%       (0.70)%       (0.69)%
Portfolio turnover rate.....................         79.13%         142.45%      126.64%       129.18%       129.18%       122.39%

----------
*   Calculated based on average shares outstanding for the period.
(1) Total  investment  return is calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion shares are currently classified into one hundred and twenty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (NASDAQ) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Bogle Investment Management, L.P. (the "Adviser" or "Bogle") serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser has contractually agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


reimbursed. For the six months ended February 29, 2008, investment advisory fees and waivers of the Fund were as follows:

                           GROSS                            NET
                       ADVISORY FEES      WAIVERS      ADVISORY FEES
                       -------------     ---------     -------------
                         $1,443,094      $(53,673)      $1,389,421

     The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets, subject to a minimum of $6,250 per month. The Fund also pays a monthly multiple class fee of $1,875 per additional class. In addition, PFPC serves as the Fund's transfer and dividend disbursing agent.

     PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the six months ended February 29, 2008, administration and accounting services fees and waivers of the Fund were as follows:

                    GROSS ADMINISTRATION                   NET ADMINISTRATION
                       AND ACCOUNTING                        AND ACCOUNTING
                        SERVICES FEES         WAIVERS        SERVICES FEES
                    --------------------     ---------     ------------------
                         $205,352            $(18,038)           $187,314

     Included in the administration and accounting services fees and expenses, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee subject to a minimum monthly fee of $6,000 plus out of pocket expenses. For the six months ended February 29, 2008, PFPC transfer agency fees were $52,663.

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets subject to a minimum monthly fee of $1,500.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Fund. For the six months ended February 29, 2008, administrative services fees and waivers of the Fund were as follows:

             GROSS ADMINISTRATIVE                    NET ADMINISTRATIVE
                 SERVICES FEES         WAIVERS          SERVICES FEES
             --------------------     ----------     ------------------
                   $216,464           $(187,602)             $28,862

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts waived or any amounts assumed.

     As of February 29, 2008, the Fund owed PFPC and its affiliates $31,744 for their services.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 29, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                               INVESTMENT SECURITIES
                         -----------------------------------
                           PURCHASES               SALES
                         --------------         ------------
                         $227,836,505           $299,611,804


4.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2008, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:


                                                                           INSTITUTIONAL CLASS
                                                   -----------------------------------------------------------------
                                                               FOR THE
                                                          SIX MONTHS ENDED                         FOR THE
                                                          FEBRUARY 29, 2008                       YEAR ENDED
                                                             (UNAUDITED)                       AUGUST 31, 2007
                                                   ------------------------------       ----------------------------


                                                     SHARES              VALUE            SHARES           VALUE
                                                   ----------        ------------       ----------      ------------
Sales..........................................       402,011        $  8,345,480        1,423,321      $ 35,662,955
Reinvestments..................................     1,096,152          23,830,362        1,580,281        37,610,697
Redemptions....................................    (2,848,105)        (57,554,376)      (1,827,260)      (45,832,743)
                                                   ----------        ------------       ----------      ------------
Net Increase/(Decrease)........................    (1,349,942)       $(25,378,534)       1,176,342      $ 27,440,909
                                                   ==========        ============       ==========      ============

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



                                                                             INVESTOR CLASS
                                                   -----------------------------------------------------------------
                                                               FOR THE
                                                          SIX MONTHS ENDED                         FOR THE
                                                          FEBRUARY 29, 2008                       YEAR ENDED
                                                             (UNAUDITED)                       AUGUST 31, 2007
                                                   ------------------------------       ----------------------------


                                                     SHARES              VALUE            SHARES           VALUE
                                                   ----------        ------------       ----------      ------------
Sales..........................................       107,280        $  2,185,951          464,077      $ 11,597,939
Reinvestments..................................       745,852          16,043,279        1,229,987        29,027,689
Redemptions....................................      (921,246)        (19,249,389)      (1,477,245)      (37,590,529)
                                                   ----------        ------------       ----------      ------------
Net Increase/(Decrease).....................          (68,114)       $ (1,020,159)         216,819      $  3,035,099
                                                   ==========        ============       ==========      ============

5.   FEDERAL INCOME TAX INFORMATION

     At February 29, 2008, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

       FEDERAL TAX         UNREALIZED         UNREALIZED       NET UNREALIZED
          COST            APPRECIATION       DEPRECIATION       DEPRECIATION
       -----------        ------------       ------------      --------------
      $239,162,973         $12,862,075       $(35,122,994)     $(22,260,919)

     As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

                           UNDISTRIBUTED     UNDISTRIBUTED
                             ORDINARY          LONG-TERM
                              INCOME             GAINS
                           -------------     -------------
                             $2,094,136       $39,291,899


     At August 31, 2007, the Fund had no capital loss carryforwards available to offset future capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2007, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


6.   NEW ACCOUNTING PRONOUNCEMENTS

     Effective February 29, 2008, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefits or expenses.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the impact, if any, of SFAS 157 on the Fund's financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)



PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Bogle Small Cap Growth Fund at (877) 264-5346 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

INVESTMENT ADVISER
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462


ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809


TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860


PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406


CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042


COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996




================================================================================



                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT


                                    SMALL CAP
                                   GROWTH FUND


                              OF THE RBB FUND, INC.




                                SEMIANNUAL REPORT
                                FEBRUARY 29, 2008
                                   (UNAUDITED)



This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

[GRAPHIC OMITTED]
BEAR STEARNS




                   BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                                       OF
                               THE RBB FUND, INC.





                               SEMI-ANNUAL REPORT
                                FEBRUARY 29, 2008
                                   (UNAUDITED)




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolio.
--------------------------------------------------------------------------------

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
           SEMI-ANNUAL REPORT FOR THE PERIOD ENDED FEBRUARY 29, 2008
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to present the Bear Stearns CUFS MLP Mortgage Portfolio ("the Portfolio") semi-annual report covering the period from September 1, 2007 through February 29, 2008. Portfolio performance information, market commentary and our outlook for the period ended February 29, 2008 follows. We encourage you to carefully review the enclosed information.

PORTFOLIO PERFORMANCE AND MARKET REVIEW:

From September 1, 2007 through February 29, 2008 the Bear Stearns CUFS MLP Mortgage Portfolio generated a periodic total return of 2.05% net of expenses. The Portfolio's primary benchmark, the Lehman Brothers 1 to 3-month U.S. Treasury Bill Index, returned 1.84% during the same period, while an index tracking 1-month U.S. LIBOR returned 2.54%. The 30-day yield of the Portfolio at the end of the period was 5.82%, compared to a yield of 1.92% for the Portfolio's benchmark and 3.11% for the 1-month LIBOR.

The past six months were characterized by tightening credit conditions and a lack of liquidity throughout the financial markets. These factors, in part, caused the Federal Reserve Board ("the Fed") to take action by lowering the Federal Funds rate five times during the period. Both short and long term Treasury yields fell sharply over the last six months, helping make Treasuries the best performing asset class in the fixed income markets. Following the initial credit crunch that started last summer, select mortgages had started to recover somewhat in September and October. However, a renewed bout of seizing credit conditions triggered another flight to quality, pushing mortgage spreads wider. What had originally been diagnosed as an isolated subprime mortgage issue has now negatively impacted virtually every spread sector. This contagion, which some had hoped would be cured by numerous Fed rate cuts, continued to spread.

As last year's "subprime crisis" turned into this year's "liquidity crisis", securities previously thought of as low-risk began a dramatic repricing. Mortgage performance suffered considerably in this environment, with agency mortgage-backed securities (MBS) underperforming duration-matched Treasuries by about 100 basis points. Non-agency MBS performed even worse, as deleveraging and margin-related liquidations pushed clearing levels lower. The Portfolio suffered the effect of this difficult market, as holdings of non-agency prime and alt-A mortgage securities in particular put pressure on performance. Holdings of interest-only securities, which performed well in the slowing prepayment environment, added to performance, but not enough to fully recoup losses in other areas.

PORTFOLIO POSITIONING AND MARKET OUTLOOK:

The focus of the Portfolio continues to be on high quality mortgage securities, with most of them being either U.S. agency-backed instruments or AAA-rated private label securities. While almost all of these have been affected by the ongoing credit crunch, we believe that the price volatility has been driven more by changes in liquidity than in the overall quality of the securities themselves. Additionally, the current yield of the portfolio remains relatively stable despite drops in benchmark liability rates.

Looking forward, we believe that the curing process for the current market disruption has begun, but could take some time to fully take hold. On a positive note, recent legislative and regulatory responses by various parts of the government should help both homeowners and investors. Significant writedowns as well as capital infusions have improved the longer-term ability of banks and brokers to move forward. Additionally, the widening spreads and steep yield curve make mortgage assets more attractive to investors.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
      SEMI-ANNUAL REPORT FOR THE PERIOD ENDED FEBRUARY 29, 2008 (CONCLUDED)


At the same time, uncertainty and capital hoarding has made risk taking more difficult for many of the traditional mortgage market participants. At a time when general risk reduction and deleveraging needs to occur in our financial systems, the paring back of risk-taking in many parts of our markets makes this task more difficult. Loss of confidence in the rating agencies and bond insurers will also continue to plague financial markets.

Despite these concerns, we continue to believe that the Portfolio is positioned for long-term success, and we have confidence that we can deliver attractive long-term returns for our clients. We appreciate the trust you have placed in us and remain focused on achieving the Portfolio's long-term investment goals.


                     CUFS(R): HELPING CREDIT UNIONS DO WELL
                            SO THAT THEY CAN DO GOOD

Sincerely,





Wade Charles Barnett                               Andrew Headley, CFA
Senior Managing Director, CUFS(R)                  Portfolio Manager
Bear Stearns & Co., Inc.                           Bear Stearns Asset Management

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                                PERFORMANCE DATA
                                FEBRUARY 29, 2008
                                   (UNAUDITED)



------------------------------------------------------------------------------------------------------------------
                                                TOTAL RETURNS AS OF FEBRUARY 29, 2008

                                                                                                   Average Annual
                                                                                                    Total Returns
                                                                        Six-Month     1 Year      Since Inception*
                                                                        ---------     ------      ----------------
Bear Stearns CUFS MLP Mortgage Portfolio(1)                                2.05%       3.82%             4.34%
Lehman Brothers 1 to 3-month U.S. Treasury Bill Index(2)                   1.84%       4.47%             4.56%
1-month U.S. LIBOR(3)                                                      2.54%       5.32%             5.36%

------------------------------------------------------------------------------------------------------------------


PERFORMANCE QUOTED IS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED ABOVE. CALL CUFS(R) AT 1-800-519-CUFS (2837) FOR RETURNS CURRENT TO THE MOST RECENT MONTH-END. THE PORTFOLIO'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 0.60%. THE PERFORMANCE DATA REFLECTS FEE WAIVERS AND EXPENSE REIMBURSEMENTS. THE RETURNS COULD HAVE BEEN LOWER IF THESE WAIVERS AND EXPENSE REIMBURSEMENTS WERE NOT IN EFFECT.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

----------
*   The inception date of the fund was December 19, 2006.
(1) Net of fees and expenses.
(2) The Lehman Brothers U.S. Treasury Bills 1-3 Month Index is the 1-3 Month component of the Lehman Brothers U.S. Treasury Bills Index. The Lehman Brothers Treasury Bill Index includes U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. Source: Lehman Live.
(3) The 1-Month LIBOR is a constant maturity index of the London Interbank Offering Rate established to reflect the total return of the 1-Month LIBOR rate. Source: Merrill Lynch.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                              FUND EXPENSE EXAMPLE
                                   (UNAUDITED)


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from September 1, 2007 through February 29, 2008, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.


                                       ----------------------------------------------------------------------------
                                       BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE     EXPENSES PAID DURING
                                          SEPTEMBER 1, 2007             FEBRUARY 29, 2008              PERIOD*
                                       -----------------------        --------------------     --------------------
Actual                                        $1,000.00                     $1,020.50                   $3.01

Hypothetical
   (5% return before
   expenses)                                   1,000.00                      1,021.84                    3.02

----------
*   Expenses  are equal to the  Portfolio's  annualized  expense  ratio of 0.60%,  which  includes  waived  fees or reimbursed expenses,  multiplied by the number of days (182) in the most recent fiscal half-year,  then divided by 366 to reflect the one-half year period.  The Portfolio's ending account value on the first line is based on the actual six-month total return of 2.05%.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                                        % OF NET
                SECURITY TYPE CLASSIFICATION                              ASSETS             VALUE
-----------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                                        52.3%         $ 84,702,944
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                              44.2            71,634,429
MORTGAGE DERIVATIVES                                                       14.0            22,721,645
SHORT TERM OBLIGATIONS                                                      6.1             9,929,900
OPTIONS PURCHASED                                                           0.4               646,875
SECURITIES SOLD SHORT: FEDERAL NATIONAL MORTGAGE ASSOCIATION               (6.2)          (10,033,593)
LIABILITIES IN EXCESS OF OTHER ASSETS                                     (10.8)          (17,465,069)
                                                                          ------         ------------
    NET ASSETS                                                            100.0%         $162,137,131
                                                                          ======         ============

----------------
      Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2008 (UNAUDITED)


                                    MOODY'S/        PAR           FAIR
                                       S&P        (000'S)         VALUE
                                    --------      -------      ------------

GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--44.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION--12.6%
  5.935% 08/01/36 (a)                Aaa/AAA      $ 7,415      $  7,677,724
  5.969% 09/01/36 (a)                Aaa/AAA        3,821         3,954,093
  5.864% 11/01/36 (a)                Aaa/AAA        3,546         3,670,248
  5.827% 08/01/37 (a)                Aaa/AAA        4,934         5,085,267
                                                               ------------
                                                                 20,387,332
                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--31.6%
  6.000% 03/01/31 TBA                Aaa/AAA       17,000        17,373,203
  6.048% 10/01/36 (a)                Aaa/AAA        3,239         3,358,631
  6.093% 10/01/36 (a)                Aaa/AAA        1,748         1,812,883
  5.500% 12/01/36                    Aaa/AAA       13,670        13,771,006
  5.865% 12/01/36 (a)                Aaa/AAA        1,884         1,949,756
  5.000% 03/01/37 TBA                Aaa/AAA        5,000         4,923,828
  5.500% 03/01/37 TBA                Aaa/AAA        5,000         5,028,125
  5.557% 09/01/37 (a)                Aaa/AAA        2,934         3,029,665
                                                               ------------
                                                                 51,247,097
                                                               ------------
     TOTAL GOVERNMENT AGENCY
       MORTGAGE-BACKED
       OBLIGATIONS
       (Cost $70,578,458)................................        71,634,429
                                                               ------------
MORTGAGE DERIVATIVES--14.0%
FANNIE MAE (IO)--10.9%
  4.500% 12/01/18                    Aaa/AAA        8,117         1,185,986
  4.500% 01/01/19                    Aaa/AAA        8,108         1,187,249
  4.500% 03/01/20                    Aaa/AAA        6,084           923,645
  5.500% 05/25/23                    Aaa/AAA        1,640           464,034
  5.500% 07/25/28                    Aaa/AAA       30,044         1,974,693
  5.000% 10/01/33 *                  Aaa/AAA       10,967         2,299,464
  5.000% 08/01/34                    Aaa/AAA        3,407           861,449
  5.000% 02/01/35                    Aaa/AAA        5,436         1,162,679
  5.500% 04/01/36 *                  Aaa/AAA        8,262         1,844,275
  5.500% 04/01/36 *                  Aaa/AAA       14,025         2,984,017
  6.000% 08/01/36                    Aaa/AAA        8,287         1,693,583
  5.000% 10/01/36                    Aaa/AAA        4,491         1,103,139
                                                               ------------
                                                                 17,684,213
                                                               ------------
FANNIE MAE (PO)--0.6%
  0.000% 06/25/36                    Aaa/AAA        1,392           926,551
                                                               ------------

FREDDIE MAC (IO)--0.4%
  5.500% 07/15/16                    Aaa/AAA        1,264           194,999
  5.500% 05/15/24                    Aaa/AAA        5,658           202,641
  5.500% 12/15/24                    Aaa/AAA        2,912           118,750
  5.000% 05/15/34                    Aaa/AAA        8,103           196,001
                                                               ------------
                                                                    712,391
                                                               ------------

FREDDIE MAC (PO)--1.0%
  0.000% 09/15/35                    Aaa/AAA        1,191           748,912
  0.000% 09/15/36                    Aaa/AAA        1,332           913,512
                                                               ------------
                                                                  1,662,424
                                                               ------------


                                    MOODY'S/        PAR           FAIR
                                       S&P        (000'S)         VALUE
                                    --------      -------      ------------

NON-AGENCY--1.1%
  CWALT Series 2006-43CB IO
     6.000% 02/25/37                 Aaa/AAA      $ 5,113      $  1,736,066
                                                               ------------
       TOTAL MORTGAGE DERIVATIVES
         (Cost $23,311,832)..............................        22,721,645
                                                               ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--52.3%
  Banc of America Mortgage
    Securities, Inc. Series 2005-H (a)
    4.805% 09/25/35                  Aaa/AAA        2,000         1,962,851
  Banc of America Mortgage
    Securities, Inc. Series 2006-B *
    6.160% 02/25/37                  Aaa/AAA        4,819         4,818,850
  Banc of America Mortgage
    Securities, Inc. Series 2007-3
    6.000% 03/25/49                  Aaa/AAA        4,872         4,885,441
  Citigroup Mortgage Loan
    Trust, Inc. Series 2007-AR8 (a)
    5.921% 07/31/37                  Aaa/AAA        4,696         4,740,291
  Countrywide Asset-Backed
    Certificates Series 2004-AB2 (a)
    3.735% 05/25/36                  Aa3/AA           500           431,519
  Countrywide Home Loan
    Mortgage Pass-Through
    Trust Series 2007-HY1 (a) *
    5.694% 04/25/37                  Aaa/AAA        2,671         2,582,020
  CWALT Series 2003-3 (a)
    3.635% 04/25/18                  Aaa/AAA        1,459         1,451,680
  CWALT Series 2006-2CB
    5.500% 03/25/36                  Aaa/AAA          825           810,042
  CWALT Series 2006-43CB
    6.000% 02/25/37                  Aaa/AAA        1,585         1,598,504
  CWALT Series 2006-HY13 (a) *
    5.903% 02/25/37                  Aaa/AAA       12,127        11,351,630
  CWALT Series 2006-J2
    6.000% 04/25/36                  Aaa/AAA        8,320         8,331,558
  CWALT Series 2007-2CB *
    5.750% 03/25/37                  Aaa/AAA        5,383         4,672,378
  CWALT Series 2007-J2
    6.000% 07/25/37                  Aaa/AAA        1,913         1,937,975
  Fannie Mae REMICS
    Series 2005-25 (a)
    3.485% 04/25/35                  Aaa/AAA        2,391         2,348,209
  First Horizon Asset
    Securities, Inc.
    Series 2006-AR1 (a) *
    5.859% 05/25/36                  Aaa/AAA        4,181         4,087,437
  Freddie Mac REMIC
    Series 2995 (a)
    3.521% 06/15/35                  Aaa/AAA        2,192         2,167,848
  JP Morgan Mortgage
    Trust Series 2005-A4 (a)
    5.176% 07/25/35                  Aaa/AAA        1,355         1,332,013
  JP Morgan Mortgage
    Trust Series 2005-A6 (a)
    4.972% 08/25/35                  Aaa/AAA          882           874,928


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)


                                    MOODY'S/        PAR           FAIR
                                       S&P        (000'S)         VALUE
                                    --------      -------      ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS--CONTINUED
  Residential Asset Securitization
    Trust Series 2007-A5
    6.000% 05/25/37                  Aaa/AAA      $ 1,764      $  1,727,671
  Residential Funding Mortgage
    Securities I Series 2006-SA4 (a)
    6.123% 11/25/36                  Aaa/AAA        7,780         7,844,342
  Residential Funding Mortgage
    Securities I Series 2007-SA2 (a)
    5.676% 04/25/37                  Aa1/AAA        4,523         4,244,955
  Washington Mutual, Inc.
    Series 2007-HY3 (a)
    5.349% 03/25/37                  Aaa/AA         1,651         1,398,005
  Washington Mutual, Inc.
    Series 2007-HY4 (a)
    5.550% 04/25/37                  Aaa/AAA        4,414         4,411,498
  Wells Fargo Mortgage-
    Backed Securities Trust
    Series 2007-10
    6.250% 07/25/37                  Aaa/Aaa        4,547         4,691,299
                                                               ------------

      TOTAL COLLATERALIZED
        MORTGAGE OBLIGATIONS
        (Cost $86,623,504)...............................        84,702,944
                                                               ------------


                                                 CONTRACTS/
                                                  NOTIONAL
                                                  AMOUNT
                                                  (000'S)
                                                 ---------
OPTIONS PURCHASED--0.4%
CALL OPTIONS--0.4%
  U.S. Treasury 10 year Note,
    Strike price $117, Expires 05/25/08               300           646,875
                                                               ------------
      TOTAL OPTIONS PURCHASED
        (Cost $343,162)..................................           646,875
                                                               ------------



                                                    PAR           FAIR
                                                  (000'S)         VALUE
                                                  -------      ------------

SHORT TERM OBLIGATIONS--6.1%
GOVERNMENT AGENCIES--0.2%
  Federal Home Loan Mortgage
    Corporation Note (c)
    2.720% 03/05/08                               $   330      $    329,900
                                                               ------------

REPURCHASE AGREEMENT--5.9%
  Lehman Brothers, Inc.
    (Tri-Party agreement dated 02/29/08
    to be repurchased at $9,602,320,
    collateralized by $9,335,000
    par value, Federal Home Loan
    Mortgage Corporation Note,
    4.125% due 12/21/12,
    Market Value of collateral is
    $9,747,196)
    2.900% 03/03/08                                 9,600         9,600,000
                                                               ------------

      TOTAL SHORT TERM OBLIGATIONS
        (Cost $9,929,900)................................         9,929,900
                                                               ------------

TOTAL INVESTMENTS--117.0%
    (Cost $190,786,856)..................................       189,635,793
                                                               ------------

SECURITIES SOLD SHORT--(6.2%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION--(6.2%)
   5.000% 03/01/37 TBA                             (5,000)       (4,923,828)
   6.000% 03/01/31 TBA                             (5,000)       (5,109,765)
                                                               ------------

      TOTAL SECURITIES SOLD SHORT
        (Cost $(9,826,367))..............................       (10,033,593)
                                                               ------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS(b)--(10.8)%....................................       (17,465,069)
                                                               ------------

NET ASSETS--100.0%.......................................      $162,137,131
                                                               ============



----------
CWALT -- Countrywide Alternative Loan Trust
IO -- Interest Only
PO -- Principal Only
TBA -- To Be Announced
* Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 29, 2008 (UNAUDITED)



(b) Liabilities in excess of other assets include interest rate swaps as follows:


                                 NOTIONAL                                  UNREALIZED
                 TERMINATION      AMOUNT       FIXED       FLOATING       APPRECIATION
COUNTERPARTY        DATE          (000)        RATE         RATE         (DEPRECIATION)
------------     -----------     --------     ------    -------------    --------------

Deutsche Bank+     03/14/13      $20,000      4.220%    3 month LIBOR      $(769,400)
                                                                           ==========

+   Portfolio pays the fixed rate and receives the floating rate.

(c) All or a portion of the security was held as collateral for the following Futures contracts open at February 29, 2008:


  NUMBER                                                             VALUE            VALUE          UNREALIZED
    OF                                              EXPIRATION     AT TRADE             AT           APPRECIATION
CONTRACTS                      TYPE                    MONTH         DATE            02/29/08       (DEPRECIATION)
---------          ---------------------------      ----------    ------------      -----------     --------------
Long Positions:
   400              U.S. Treasury 10 Year Note         06/08      $45,834,113       $46,912,500        $1,078,387
Short Positions:
    80              U.S. Treasury 2 Year Note          06/08     ($17,072,240)     ($17,193,750)         (121,510)
   113              U.S. Treasury 5 Year Note          06/08     ($12,665,465)     ($12,910,250)         (244,785)
                                                                                                       ----------
                                                                                                       $  712,092
                                                                                                       ==========

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 29, 2008
                                   (UNAUDITED)




ASSETS
  Investments, at fair value (cost $190,786,856) ..............   $189,635,793
  Receivable for securities sold short ........................      9,826,367
  Cash ........................................................         61,122
  Receivable for investments sold .............................        126,086
  Dividends and interest receivable ...........................        811,230
  Due from broker-variation margin ............................        407,438
  Prepaid expenses and other assets ...........................         19,126
                                                                  ------------
     Total assets .............................................    200,887,162
                                                                  ------------
LIABILITIES
  Payable for investments purchased ...........................     27,431,251
  Short sales at fair value
     (proceeds received $9,826,367) ...........................     10,033,593
  Unrealized depreciation on swap agreements ..................        769,400
  Distributions payable .......................................        422,595
  Payable to the Adviser ......................................         46,480
  Accrued expenses and other liabilities ......................         46,712
                                                                  ------------
     Total liabilities ........................................     38,750,031
                                                                  ------------
  Net assets ..................................................   $162,137,131
                                                                  ============
NET ASSETS CONSISTED OF:
  Capital stock, $0.001 par value .............................   $     16,486
  Additional paid-in capital ..................................    165,216,426
  Distributions in excess of net investment income ............        (72,378)
  Accumulated net realized loss from investments,
     futures transactions, short sales and swap agreements ....     (1,607,806)
  Net unrealized depreciation on investments,
     futures transactions, short sales and swap agreements ....     (1,415,597)
                                                                  ------------
  Net assets ..................................................   $162,137,131
                                                                  ============
  Net asset value, offering and redemption price per share
     ($162,137,131/16,486,160 outstanding shares of common
     stock, $0.001 par value, 100,000,000 shares authorized) ..   $       9.83
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                             STATEMENT OF OPERATIONS


                                                                    FOR THE
                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2008
                                                                  (UNAUDITED)
                                                               -----------------
INVESTMENT INCOME
  Interest ....................................................   $ 5,017,969
  Dividends ...................................................         4,324
                                                                  -----------
     Total investment income ..................................     5,022,293
                                                                  -----------
EXPENSES
  Advisory fees ...............................................       386,283
  Administration and accounting services fees .................        83,643
  Professional fees ...........................................        28,109
  Transfer agent fees .........................................        27,087
  Directors' and officer's fees ...............................        22,919
  Custodian fees ..............................................        14,386
  Printing and shareholder reporting fees .....................        12,940
  Registration and filing fees ................................        11,905
  Other expenses ..............................................         4,770
                                                                  -----------
     Total expenses before waivers ............................       592,042
     Less: waivers ............................................      (109,126)
                                                                  -----------
     Net expenses .............................................       482,916
                                                                  -----------
     Net investment income ....................................     4,539,377
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
FUTURES TRANSACTIONS, SHORT SALES AND SWAP AGREEMENTS
  Net realized gain (loss) from:
     Investments ..............................................       846,216
     Futures transactions .....................................       969,257
     Short sales ..............................................      (583,942)
     Swap agreements ..........................................    (2,223,000)
                                                                  -----------
     Total net realized loss from investments, futures
        transactions, short sales and swap agreements .........      (991,469)
                                                                  -----------
  Net change in unrealized appreciation (depreciation) on:
     Investments ..............................................    (1,594,039)
     Futures transactions .....................................       783,953
     Short sales ..............................................        60,296
     Swap agreements ..........................................       385,093
                                                                  -----------
     Total net change in unrealized appreciation (depreciation)
        on investments, futures transactions, short sales and
        swap agreements .......................................      (364,697)
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ 3,183,211
                                                                  ===========


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                           FOR THE SIX MONTHS
                                                                                  ENDED                 FOR THE PERIOD
                                                                            FEBRUARY 29, 2008        DECEMBER 19, 2006* TO
                                                                               (UNAUDITED)              AUGUST 31, 2007
                                                                           ------------------        ---------------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................................       $  4,539,377               $  5,596,303
   Net realized loss from investments, futures transactions,
     short sales and swap agreements ..................................           (991,469)                  (577,949)
   Net change in unrealized appreciation (depreciation) on investments,
     futures transactions, short sales and swap agreements ............           (364,697)                (1,050,900)
                                                                              ------------               ------------
   Net increase in net assets resulting
     from operations ..................................................          3,183,211                  3,967,454
                                                                              ------------               ------------

LESS DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..............................................         (4,647,437)                (5,618,485)
                                                                              ------------               ------------

INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS(1) .....          2,323,807                162,928,581
                                                                              ------------               ------------
   Total increase in net assets .......................................            859,581                161,277,550

NET ASSETS
   Beginning of period ................................................        161,277,550                         --
                                                                              ------------               ------------
   End of period** ....................................................       $162,137,131               $161,277,550
                                                                              ============               ============

----------------
*   Commencement of operations.

**  Includes undistributed (distributions in excess of) net investment income of $(72,378) and $35,682 for the six months ended February 29, 2008 and the period ended August 31, 2007, respectively.

(1) See Note 4 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                         FOR THE SIX MONTHS
                                                                                 ENDED                        FOR THE PERIOD
                                                                          FEBRUARY 29, 2008              DECEMBER 19, 2006* TO
                                                                              (UNAUDITED)                   AUGUST 31, 2007
                                                                         ------------------              ---------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period................................          $   9.92                          $  10.00

Net investment income...............................................              0.28                              0.38
Net realized and unrealized gain (loss) on investments,
  futures transactions, short sales and swap agreements.............             (0.09)                            (0.08)
                                                                              --------                          --------
Net increase in net assets resulting from operations................              0.19                              0.30
                                                                              --------                          --------
Dividends to shareholders from:
Net investment income...............................................             (0.28)                            (0.38)
Net realized capital gains..........................................                --                                --
                                                                              --------                          --------
Net asset value, end of period......................................          $   9.83                          $   9.92
                                                                              ========                          ========
Total investment return(1)..........................................              2.05%                             3.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)...........................          $162,137                          $161,278
Ratio of expenses to average net assets with waivers and expense
   reimbursements (excluding interest expense)(2)...................              0.60%                             0.60%
Ratio of expenses to average net assets with waivers and expense
   reimbursements (including interest expense)(2)...................              0.60%                             0.78%
Ratio of expenses to average net assets without waivers and
   expense reimbursements (including interest expense)(2)...........              0.74%                             0.95%
Ratio of net investment income to average net assets(2).............              5.64%                             5.58%
Portfolio turnover rate(3)..........................................             67.66%                           259.47%

----------------
*   Commencement of operations.

(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2) Annualized.

(3) The portfolio turnover rate excluding TBA transactions (see Note 1 in Notes to the Financial Statements) is 21.69%
    for the six months ended February 29, 2008 and 125.15% for the period December 19, 2006 to August 31, 2007, respectively.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 29, 2008 (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Bear Stearns CUFS MLP Mortgage Portfolio (the "Portfolio"), which commenced investment operations on December 19, 2006.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion shares are currently classified into one hundred and twenty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

     PORTFOLIO VALUATION -- The Portfolio's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Portfolio records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Portfolio's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred for all of the RBB Fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for the Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Portfolio's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                    FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


     MORTGAGE-RELATED SECURITIES GENERALLY -- The Portfolio may invest in mortgage pass-through securities and multiple-class pass-through securities, such as collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates as well as other securities collateralized by or representing a direct or indirect interest in mortgage-related securities or mortgage loans. The Portfolio may also invest in certain stripped mortgage-backed securities. Some of these securities may contain "embedded leverage" which can make them more sensitive to small movements in interest rates.

     The types of mortgage-related securities in which the Portfolio may invest include: mortgage pass-through securities, including CMOs and REMICs, which may or may not be U.S. Government guaranteed, privately issued mortgage-related securities, stripped mortgage-backed securities, including interest only ("IO") or principal only ("PO") class securities, and floating rate and inverse floating rate securities. Stripped mortgage-backed securities represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Payments received for IOs and POs are used to reduce the cost of the security. Payments in excess of cost are recognized as interest income on the Statement of Operations based on a security's yield to maturity. If the underlying mortgage assets experience greater then anticipated payments of principal, the Portfolio may fail to recoup some or all of it's initial investment in IO securities. For PO securities, accelerated payments of principal will cause a faster then anticipated return of the initial investment resulting in an increased yield to maturity for the security. The market value of these securities is highly sensitive to changes in interest rates.

     TBAS -- The Portfolio may purchase securities on a to-be-announced ("TBA") basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that their value at delivery may be more or less than the trade date purchase price. Although the Portfolio may purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Portfolio may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate.

     FINANCIAL FUTURES CONTRACTS -- The Portfolio may enter into futures contracts to hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

     OPTIONS CONTRACTS -- The Portfolio may write covered call and put options on futures, or securities it owns or in which it may invest. Writing put options tends to increase the Portfolio's exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future or security transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, has no control over whether the underlying future or security may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option. The Portfolio may not be able to enter into a closing transaction because of an illiquid market.

     The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future or security transaction to determine the realized gain or loss.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                    FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


     SWAP AGREEMENTS -- The Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss.

     SHORT SALES -- The Portfolio may engage in short sales of securities. A short sale is a sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will decline. If the price of the security drops, the Portfolio will make a profit by purchasing the security in the market at a lower price than the price at which it sold the security. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss to the Portfolio. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed-upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     REVERSE REPURCHASE AGREEMENTS -- The Portfolio may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio will sell portfolio securities to dealers in U.S. Government securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Portfolio's outstanding shares.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies, Inc. ("Bear Stearns"), serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.48% of the Portfolio's average daily net assets. BSAM is voluntarily waiving a portion of its advisory fee and reimbursing certain expenses in order to limit the Portfolio's total annual portfolio operating expenses excluding interest expense to 0.60% of the Portfolio's average daily net assets. The fee waiver and expense reimbursement are not contractual, and can be terminated at any time. For the six months ended February 29, 2008, investment advisory fees were $386,283, of which $87,387 was waived by the Adviser.

     Bear Stearns Pricing Direct, an affiliate of the Portfolio's investment adviser, is the pricing service used to value the Portfolio's fixed income securities having a remaining maturity of greater than 60 days. Bear Stearns Pricing Direct is considered to be an independent pricing service because the Portfolio's investment adviser has no influence on how the securities are priced.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Portfolio. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.08% of the Portfolio's first $250 million of average daily net assets; 0.06% of the next $250 million of average daily net assets; and 0.04% of the average daily net assets in excess of $500 million. For the six months ended February 29, 2008, PFPC's administration and accounting services fees were $83,643.

     PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Portfolio. For the six months ended February 29, 2008, $21,739 was waived by PFPC.

     Included in the administration and accounting fees, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                   FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


     In addition, PFPC serves as the Portfolio's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive an annual fee of $25,000, paid monthly, plus out-of-pocket expenses. For the six months ended February 29, 2008, PFPC transfer agency fees were $27,087.

     PFPC Trust Company provides certain custodial services to the Portfolio. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.01% of the first $250 million of the Portfolio's average daily gross assets; 0.0075% of the next $250 million of the Portfolio's average daily gross assets; and 0.005% of the Portfolio's average daily gross assets over $500 million. There is a minimum monthly fee of $1,200 for the Portfolio, exclusive of transaction charges and out-of-pocket expenses charged to the Portfolio. For the six months February 29, 2008 PFPC Trust Company's custodian fees were $14,386.

     PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Portfolio. As compensation for such administrative services, PFPC Distributors is entitled to receive a fee paid by PFPC from the fees PFPC receives from the Portfolio pursuant to the Administration and Accounting Services Agreement.

     The Portfolio will not pay PFPC or PFPC's affiliates at a later time for any amounts waived or any amounts assumed.

     As of February 29, 2008, the Portfolio owed PFPC and its affiliates $16,508 for their services, which is included as a component of accrued expenses and other liabilities on the accompanying Statement of Assets and Liabilities.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 29, 2008, aggregate purchases and sales of investment securities (excluding short-term investments and including TBA securities) of the Portfolio were as follows:

                                            PURCHASES            SALES
                                           ------------       ------------
     Investment Securities                 $127,642,217       $113,904,477

4.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2008, the Portfolio has 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares for the respective periods were as follows:


                                                                        FOR THE                            FOR THE
                                                                    SIX MONTHS ENDED                     PERIOD ENDED
                                                                    FEBRUARY 29, 2008                   AUGUST 31, 2007
                                                              ----------------------------       -----------------------------
                                                              SHARES              VALUE            SHARES            VALUE
                                                              -------           ----------       ----------       ------------
Sales................................................              --           $       --       15,858,652       $159,001,000
Reinvestments........................................         235,056            2,323,807          392,553          3,928,597
Redemptions..........................................              --                   --             (101)            (1,016)
                                                              -------           ----------       ----------       ------------
Net Increase.........................................         235,056           $2,323,807       16,251,104       $162,928,581
                                                              =======           ==========       ==========       ============

5.   FEDERAL INCOME TAX INFORMATION

     At February 29, 2008, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio were as follows:

        FEDERAL TAX       UNREALIZED       UNREALIZED      NET UNREALIZED
           COST          APPRECIATION     DEPRECIATION      DEPRECIATION
       ------------      ------------     ------------     --------------
       $190,786,856       $2,206,381      $(3,357,444)      $(1,151,063)

     As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

                       UNDISTRIBUTED            UNDISTRIBUTED
                      ORDINARY INCOME           LONG-TERM GAINS
                      ---------------           ---------------
                         $408,339                    $ --

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                    FEBRUARY 29, 2008 (UNAUDITED) (CONCLUDED)


     As of August 31, 2007, the Fund had a capital loss carryforward of $685,873, available to offset future capital gains. This capital loss carryforward will expire on August 31, 2015 if it is not utilized by future capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the period ended August 31, 2007, the Fund does not expect to elect to defer any losses for the period December 19, 2007 to August 31, 2007.

6.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109." FIN 48 provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The Portfolio has adopted FIN 48 and management has determined that it has no impact on the Portfolio's financial statements.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Although still in the process of evaluating the impact, if any, upon adoption of the standard, management believes there will be no material impact on the Portfolio other than enhanced disclosures.

7.   SUBSEQUENT EVENT

     On March 16, 2008, JPMorgan Chase & Co. ("JPMC") announced that it had agreed to acquire Bear Stearns. Under the Agreement and Plan of Merger between JPMC and Bear Stearns and subject to certain conditions, JPMC is entitled as of the date of the Agreement and Plan of Merger to oversee the business, operations and management of Bear Stearns including the Adviser at the reasonable discretion of JPMC. The acquisition is subject to approval by the Bear Stearns shareholders. There is no assurance, however, that the Bear Stearns shareholders will approve the acquisition or that the acquisition will be completed.

     JPMC and Bear Stearns have advised the Company that they believe that by virtue of certain of its terms and conditions, the execution and delivery of the Agreement and Plan of Merger may have resulted in a change in control of the Adviser. This change in control may have constituted an "assignment" (as defined in the Investment Company Act of 1940) of the existing Investment Advisory Agreement between the Portfolio and the Adviser, resulting in its automatic termination. Pursuant to a no-action letter issued by the Securities and Exchange Commission to JPMC and the Adviser on March 16, 2008, the Adviser was permitted to continue to serve as investment adviser to the Portfolio for a 10-day period following the change in control, provided that the Board of Directors of the Company (the "Board") promptly took action to approve an interim advisory agreement with the Adviser pursuant to certain provisions of the Investment Company Act of 1940. On March 26, 2008, the Board approved, and the Portfolio entered into, an Interim Investment Advisory Agreement with the Adviser (the "Interim Agreement") that is identical in all material respects to the Portfolio's terminated Investment Advisory Agreement with the Adviser except that (1) the Interim Agreement will continue until the earlier of August 24, 2008 or the effective date of a new investment advisory agreement approved by the shareholders of the Portfolio and (2) the Interim Agreement may be terminated by the Portfolio or its shareholders on 10 days prior written notice to the Adviser.

     Shareholder approval of a new investment advisory agreement between the Portfolio and the Adviser will be sought. It is expected that the new investment advisory agreement will contain substantially the same terms and conditions as the Portfolio's terminated Investment Advisory Agreement with the Adviser.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Bear Stearns CUFS(R) MLP Mortgage Portfolio at (800) 519-CUFS (2837) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO



                               INVESTMENT ADVISERS
                               -------------------
                       Bear Stearns Asset Management Inc.
                                 237 Park Avenue
                               New York, NY 10017


                                  ADMINISTRATOR
                                  -------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                                 TRANSFER AGENT
                                 --------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                              PRINCIPAL UNDERWRITER
                              ---------------------
                             PFPC Distributors, Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406


                                    CUSTODIAN
                                    ---------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                  ---------------------------------------------
                              Deloitte & Touche LLP
                               1700 Market Street
                             Philadelphia, PA 19103


                                  LEGAL COUNSEL
                                  -------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103

[GRAPHIC OMITTED]
BEAR STEARNS



                      BEAR STEARNS ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)
                                       OF
                               THE RBB FUND, INC.






                               SEMI-ANNUAL REPORT

                               February 29, 2008
                                   (Unaudited)









This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

                                  BEAR STEARNS
                             ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

            SEMI-ANNUAL REPORT FOR THE PERIOD ENDED FEBRUARY 29, 2008

--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to present the Bear Stearns Ultra-Short Income Fund ("the Fund") semi-annual report covering the period from September 1, 2007 through February 29, 2008. Portfolio performance information, market commentary and our outlook for the period ended February 29, 2008 follow. We encourage you to carefully review the enclosed information.

Portfolio Performance and Investment Environment
From September 1, 2007 through February 29th, 2008 the Bear Stearns Ultra-Short Income Fund generated a periodic total return of 1.20% with a 30 day yield of 4.96%. The Fund's primary benchmark, the Merrill Lynch 3-month U.S. Treasury Bill Index, returned 2.10% during the same period.

A repeat of this summer's credit crunch occurred over the last six months, triggering a repricing of risk and a flight to quality. Both short- and long-term Treasury yields fell sharply during the last six months, helping Treasuries to be the best performing asset class in the fixed income markets for the time period. Weakness in the mortgage market continued, as the contagion from the subprime market spread throughout the sector. Corporate bonds were also dragged down as increased risk aversion negatively impacted the asset class. Short-term lending rates, specifically the 3-Month LIBOR, increased dramatically and the Federal Reserve (as well as the European Central Bank and the Bank of England) were forced to inject liquidity into the market, including the creation of the Term Auction Facility (TAF).

We believe the U.S. economy will continue to grow at a slower rate than expected. Contributing to growth are the competitive benefits that the manufacturing sector will reap as an outgrowth of the weak dollar (which should also help reduce the trade deficit), as well as increases in foreign investment in the real estate and banking sectors. Additionally, the agricultural and agricultural machinery sectors are experiencing explosive growth. On the downside, we expect the decline in housing prices to continue given the growing supply and diminishing demand. Consumer confidence should continue to drop given rising energy costs, further declines in the housing market and softening labor conditions. At the same time, rising food and energy prices should continue to widen the gap between headline and core inflation. This will be difficult for the Federal Reserve and other central banks to ignore as higher food and fuel prices erode wages. Setting monetary rate policy based on the above will be further complicated by the uncertainty of the market's reaction to the Fed and other central banks' efforts to inject liquidity into the financial system via new policy tools (i.e., Term Auction Facility).

As a result of write downs (nearing $200 billion), many financial institutions have turned to outside sources such as sovereign wealth funds for capital infusions. This trend could continue as banks and brokers seek to appropriately value the assets on their books and record additional write-downs. As banks defend their capital bases, we believe that tighter lending standards will exacerbate the credit crisis as it becomes more expensive for consumers and businesses to borrow.

We believe that the Fed will maintain its position of being "timely" and "responsive" to economic developments, causing the market to price in additional rate cuts (as implied by Fed Fund Futures) by year end. We concur with market expectations and believe that the Fed will continue to attempt to forestall a major economic downturn. Over this period, the preservation of your principal will remain at the forefront of our strategy.

Sincerely,



Scott Pavlak, CFA
Senior Managing Director
Portfolio Manager
Bear Stearns Asset Management

Shares of the Bear Stearns Ultra-Short Income Fund are distributed by PFPC Distributors, Inc., King of Prussia, PA 19406

----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT WWW.BSAMONLINE.COM OR BY CALLING 1-800-436-4118. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 0.26%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUND FOR THE PERIOD COVERED BY THIS REPORT.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                                PERFORMANCE DATA

                                FEBRUARY 29, 2008
                                   (UNAUDITED)



--------------------------------------------------------------------------------
                      TOTAL RETURNS AS OF FEBRUARY 29, 2008

                                                          SIX        SINCE
                                                         MONTHS    INCEPTION*
                                                         ------    ----------
Bear Stearns Ultra-Short Income Fund(1)                   1.20%     2.83%
Merrill Lynch 3-Month U.S. Treasury Bill Index(2)         2.10%     5.27%

--------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT WWW.BSAMONLINE.COM OR BY CALLING 1-800-436-4118. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 0.26%. THE EXPENSE RATIO IS CONTRACTUALLY CAPPED AT 0.20% THROUGH AUGUST 31, 2008, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LESS. THIS CAP CAN BE DISCONTINUED AFTER AUGUST 31, 2008.


----------
*   The inception date of the fund was March 6, 2007.
(1) Net of fees and expenses.
(2) The Merrill Lynch 3-Month U.S. Treasury Bill Index is a one-security index which, at the beginning of every month, selects for inclusion the bill maturing closest to, but not beyond, 91 days from that date. That issue is then held for one month, sold and rolled into a new bill. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the mutual fund expenses, including sales charges if applicable.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                              FUND EXPENSE EXAMPLE

                                   (UNAUDITED)




As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from September 1, 2007* through February 29, 2008, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.


                               ---------------------------------------------------------------------
                               BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING
                                  SEPTEMBER 1, 2007        FEBRUARY 29, 2008          PERIOD*
                               -----------------------   ---------------------  --------------------
Actual                                 $1,000.00               $1,012.00               $1.00

Hypothetical
   (5% return before
   expenses)                            1,000.00                1,023.86                1.01

----------
*   Expenses are equal to the Fund's annualized  expense ratio of 0.20%,  which includes waived fees or  reimbursed  expenses,  multiplied  by the  number of days  (182) in the most  recent  fiscal half-year,  then divided by 366 to reflect the one-half year period.  The Fund's ending  account value on the first line is based on the actual total return of 1.20%.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                       % OF NET
          SECURITY TYPE CLASSIFICATION                   ASSETS        VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS                                           30.4%     $16,160,079
SHORT TERM OBLIGATIONS                                    21.9       11,641,777
NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES          15.2        8,069,382
ASSET-BACKED SECURITIES                                   14.0        7,459,280
COMMERCIAL MORTGAGE-BACKED SECURITIES                      8.6        4,594,661
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES               7.2        3,846,143
MUNICIPAL BONDS                                            4.7        2,498,360
GOVERNMENT AGENCY OBLIGATIONS                              2.8        1,512,927
LIABILITIES IN EXCESS OF OTHER ASSETS                     (4.8)      (2,546,581)
                                                         -----      -----------
      NET ASSETS                                         100.0%     $53,236,028
                                                         =====      ===========

----------
      Portfolio holdings are subject to change at any time.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                            PORTFOLIO OF INVESTMENTS

                          FEBRUARY 29, 2008 (UNAUDITED)


                                    MOODY'S/        PAR           FAIR
                                       S&P        (000'S)         VALUE
                                    --------      -------      ------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--7.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION--2.8%
  5.750% 07/15/11                    Aaa/AAA       $  782       $   783,743
  3.000% 03/15/20                    Aaa/AAA           58            57,557
  2.500% 06/15/22                    Aaa/AAA          663           661,629
                                                                -----------
                                                                  1,502,929
                                                                -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.4%
  5.000% 12/25/25                    Aaa/AAA          261           260,531
  5.078% 09/01/35(a)                 Aaa/AAA        2,069         2,082,683
                                                                -----------
                                                                  2,343,214
                                                                -----------
     TOTAL GOVERNMENT AGENCY
       MORTGAGE-BACKED SECURITIES
       (Cost $3,832,107).................................         3,846,143
                                                                -----------
NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES--15.2%
  Countrywide Home Loan
    Mortgage Pass Through Trust
    Series 2003-HYB1(a)
    6.497% 05/19/33                  Aaa/AAA          988           987,130
  Merrill Lynch Mortgage
    Investors, Inc. Series 2005-A8(a)
    5.250% 08/25/36                  Aaa/AAA        1,443         1,463,175
  Residential Asset Securitization
    Trust Series 2007-A5(a)
    3.535% 05/25/37                  NR/AAA         3,363         2,977,175
  Structured Asset Securities Corp.
    Series 2003-34A(a)
    7.491% 11/25/33                  Aaa/AAA          550           559,051
  Structured Asset Securities Corp.
    Series 2005-6
    5.000% 05/25/35                  Aaa/AAA        1,514         1,524,054
  Washington Mutual, Inc.
    Series 2002-S8
    4.500% 01/25/18                  NR/AAA           559           558,797
                                                                -----------

     TOTAL NON-GOVERNMENT AGENCY
       MORTGAGE-BACKED SECURITIES
       (Cost $8,419,434).................................         8,069,382
                                                                -----------

COMMERCIAL MORTGAGE-BACKED SECURITIES--8.6%
   DLJ Commercial Mortgage
     Corp. Series 1999-CG2(a)
     7.300% 06/10/32                 Aaa/AAA        1,225         1,248,743
   JPMorgan Chase Commercial
     Mortgage Securities Corp.
     Series 2005-CB13(a)
     3.279% 01/12/43                 Aaa/NR           900           878,190
   LB-UBS Commercial Mortgage
     Trust Series 2004-C2
     3.246% 03/15/29                 Aaa/AAA        1,250         1,226,759


                                    MOODY'S/        PAR           FAIR
                                       S&P        (000'S)         VALUE
                                    --------      -------      ------------
COMMERCIAL MORTGAGE-BACKED
SECURITIES--(CONTINUED)
   LB-UBS Commercial Mortgage
     Trust Series 2004-C4(a)
     4.567% 06/15/29                 Aaa/AAA       $1,250       $ 1,240,969
                                                                -----------

     TOTAL COMMERCIAL
       MORTGAGE-BACKED SECURITIES
       (Cost $4,610,089).................................         4,594,661
                                                                -----------

GOVERNMENT AGENCY OBLIGATIONS--2.8%
FEDERAL HOME LOAN BANK--2.8%
  3.000% 04/15/09                    Aaa/AAA        1,500         1,512,927
                                                                -----------

     TOTAL GOVERNMENT
       AGENCY OBLIGATIONS
       (Cost $1,479,750).................................         1,512,927
                                                                -----------

ASSET-BACKED SECURITIES--14.0%
  Ameriquest Mortgage Securities,
    Inc. Series 2005-R3(a)
    3.335% 05/25/35                  Aaa/AAA        1,412         1,387,697
  Chase Funding Mortgage Loan
    Asset-Backed Certificates Series
    2004-2(a)
    3.385% 02/25/35                  Aaa/AAA        1,778         1,694,011
  Countrywide Asset-Backed
    Certificates Series 2004-15(a)
    4.025% 01/25/31                  Aaa/AAA          207           206,930
  Fieldstone Mortgage Investment
    Corp. Series 2006-1(a)
    3.215% 05/25/36                  Aaa/AAA          597           590,615
  Long Beach Mortgage Loan
    Trust Series 2005-WL2(a)
    3.315% 08/25/35                  Aaa/AAA        1,390         1,366,257
  People's Choice Home Loan
    Securities Trust Series 2005-3(a)
    3.405% 08/25/35                  Aaa/AAA        1,228         1,213,163
  World Financial Network Credit
    Card Master Trust Series 2003-A(a)
    3.491% 05/15/12                  Aaa/AAA        1,000         1,000,607
                                                                -----------

     TOTAL ASSET-BACKED SECURITIES
       (Cost $7,611,152).................................         7,459,280
                                                                -----------

CORPORATE BONDS--30.4%
BANKS--1.9%
 Wachovia Corp.(a)
  3.031% 10/28/08                    Aa3/AA-        1,000           999,947
                                                                -----------

DIVERSIFIED FINANCIAL SERVICES--24.7%
  Allstate Life Global Funding Trusts(a)
    3.543% 02/26/10                  Aa2/AA           500           495,399
  American Honda Finance Corp.
    144A(a)
    5.207% 03/09/09                  Aa3/A+         2,000         2,000,008
  Caterpillar Financial Services Corp.(a)
    3.595% 02/08/10                   A2/A            250           249,752


    The accompanying notes are an integral part of the financial statements.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                      PORTFOLIO OF INVESTMENTS (CONCLUDED)

                          FEBRUARY 29, 2008 (UNAUDITED)


                                    MOODY'S/        PAR           FAIR
                                       S&P        (000'S)         VALUE
                                    --------      -------      ------------
CORPORATE BONDS--(CONTINUED)
  Credit Suisse U.S.A., Inc.(a)
    3.265% 08/15/10                  Aa1/AA-       $  450       $   444,161
  General Electric Capital Corp.(a)
    3.262% 02/02/09                  Aaa/AAA        2,000         1,994,158
  Goldman Sachs Group, Inc.(a)
    5.143% 06/28/10                  Aa3/AA-          500           492,175
  Hewlett-Packard Co.(a)
    3.456% 09/03/09                   A2/A            325           325,019
  IBM International Group
    Capital LLC(a)
    3.120% 02/13/09                   A1/A+         1,000           999,826
  John Deere Capital Corp.(a)
    3.530% 02/26/10                   A2/A            250           249,725
  JPMorgan Chase & Co.(a)
    4.938% 06/25/10                  Aa2/AA-        1,010         1,003,723
  Lehman Brothers Holdings, Inc.(a)
    4.793% 04/03/09                   A1/A+         2,000         1,959,104
  Morgan Stanley(a)
    3.206% 02/09/09                  Aa3/A+         2,000         1,985,964
  SLM Corp. 144A(a)
    5.081% 03/16/09                                 1,000           961,204
                                                                -----------

                                                                 13,160,218
                                                                -----------

TELECOMMUNICATIONS--3.8%
 AT&T, Inc.(a)
  3.155% 05/15/08                     A2/A          2,000         1,999,914
                                                                -----------

     TOTAL CORPORATE BONDS
       (Cost $16,260,878)................................        16,160,079
                                                                -----------

MUNICIPAL BONDS--4.7%
  Alabama Power Co.
    3.125% 05/01/08                   A2/A          1,500         1,498,360
  Colorado Housing & Finance
    Authority(a)
    5.000% 05/01/41                  Aaa/AAA        1,000         1,000,000
                                                                -----------

     TOTAL MUNICIPAL BONDS
       (Cost $2,494,507).................................         2,498,360
                                                                -----------

SHORT TERM OBLIGATIONS--21.9%
COMMERCIAL PAPER--18.6%
  Australia and New Zealand Banking Group
    3.050% 03/03/08                                 1,000           999,831
  Bank of America Corp.
    3.000% 03/07/08                                 1,800         1,799,100
  Bank of Scotland PLC
    3.100% 03/17/08                                 2,001         1,997,244
  KfW Bankengruppe
    2.950% 03/12/08                                 2,000         1,998,197
  Rabobank Nederland Australia
    3.080% 03/04/08                                 2,000         1,999,487
  Westpac Securities NZ, Ltd.
    3.060% 03/20/08                                 1,100         1,098,223
                                                                -----------
                                                                  9,892,082
                                                                -----------


                                                                    FAIR
                                                   SHARES          VALUE
                                                   ------       -----------
INVESTMENT COMPANY--3.3%
  PNC Bank Money Market
    2.51% 03/03/08                              1,749,695       $ 1,749,695
                                                                -----------

     TOTAL SHORT TERM OBLIGATIONS
       (Cost $11,641,777)................................        11,641,777
                                                                -----------

TOTAL INVESTMENTS--104.8%
  (Cost $56,349,695).....................................        55,782,609
                                                                -----------

LIABILITIES IN EXCESS OF
  OTHER ASSETS--(4.8)%...................................        (2,546,581)
                                                                -----------

NET ASSETS--100.0%.......................................       $53,236,028
                                                                ===========


----------
(a) Adjustable rate security. Percentage of adjustable rate securities to net assets is as follows:

    Corporate Bonds                                      30.4%
    Asset-Backed Securities                              14.0
    Non-Government Agency Mortgage-Backed Securities     11.2
    Commercial Mortgage-Backed Securities                 6.3
    Government Agency Mortgage-Backed Obligations         3.9
    Municipal Bonds                                       1.9
                                                         ----
    Total                                                67.7%
                                                         ====

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers.


    The accompanying notes are an integral part of the financial statements.

                                  BEAR STEARNS
                             ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                       STATEMENT OF ASSETS AND LIABILITIES

                                FEBRUARY 29, 2008
                                   (UNAUDITED)


ASSETS
  Investments, at fair value (cost $56,349,695) ...............    $55,782,609
  Dividends and interest receivable ...........................        178,275
  Receivable from Investment Adviser ..........................         98,618
  Prepaid expenses and other assets ...........................         19,168
                                                                   -----------
    Total assets ..............................................     56,078,670
                                                                   -----------
LIABILITIES
  Payable for investments purchased ...........................      2,816,549
  Payable for dividends .......................................          2,574
  Payable for capital shares redeemed .........................          1,082
  Accrued expenses and other liabilities ......................         22,437
                                                                   -----------
    Total liabilities .........................................      2,842,642
                                                                   -----------
    Net assets ................................................    $53,236,028
                                                                   ===========
NET ASSETS CONSIST OF:
  Capital stock, $0.001 par value .............................    $     5,444
  Additional paid-in capital ..................................     60,088,878
  Distributions in excess of net investment income ............         (4,457)
  Accumulated net realized loss from investments ..............     (6,288,826)
  Net unrealized depreciation on investments ..................       (565,011)
                                                                   -----------
    Net assets ................................................    $53,236,028
                                                                   ===========
Net asset value, offering and redemption price per share
  ($53,236,028/5,443,684 outstanding shares of common stock,
  $0.001 par value, 50,000,000,000 shares authorized) .........    $      9.78
                                                                   ===========


    The accompanying notes are an integral part of the financial statements.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                            STATEMENT OF OPERATIONS




                                                                    FOR THE
                                                               SIX MONTHS ENDED
                                                               FEBRUARY 29, 2008
                                                                  (UNAUDITED)
                                                               -----------------
INVESTMENT INCOME
  Interest income..............................................    $2,814,867
                                                                   ----------
  Total investment income......................................     2,814,867
                                                                   ----------
EXPENSES
  Administration and accounting fees...........................       114,610
  Advisory fees................................................        85,204
  Professional fees............................................        35,930
  Directors' and officer's fees................................        30,091
  Custodian fees...............................................         7,013
  Printing and shareholder reporting fees......................         6,749
  Registration and filing fees.................................         2,606
  Transfer agent out of pocket fees............................         1,331
  Other expenses...............................................         4,228
                                                                   ----------
    Total expenses before waivers and reimbursements ..........       287,762
    Less: waivers and reimbursements ..........................      (182,418)
                                                                   ----------
    Net expenses ..............................................       105,344
                                                                   ----------
  Net investment income........................................     2,709,523
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
AND FUTURES TRANSACTIONS
  Net realized gain/(loss) from investments....................    (6,288,826)
  Net change in unrealized appreciation on investments
    and futures transactions...................................     5,386,109
                                                                   ----------
  Net realized and unrealized gain/(loss) from investments.....      (902,717)
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........    $1,806,806
                                                                   ==========


    The accompanying notes are an integral part of the financial statements.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                           FOR THE SIX MONTHS
                                                                                  ENDED                 FOR THE PERIOD
                                                                            FEBRUARY 29, 2008          MARCH 6, 2007* TO
                                                                               (UNAUDITED)              AUGUST 31, 2007
                                                                           ------------------        ---------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income..................................................    $   2,709,523               $ 13,193,059
  Net realized gain/(loss) from investments and futures transactions.....       (6,288,826)                    22,036
  Net change in unrealized appreciation/(depreciation) on investments
    and futures transactions.............................................        5,386,109                 (5,951,120)
                                                                             -------------               ------------
  Net increase in net assets resulting from operations.................          1,806,806                  7,263,975
                                                                             -------------               ------------

LESS DIVIDENDS TO SHAREHOLDERS:
  Net investment income................................................         (2,713,363)               (13,258,750)
                                                                             -------------               ------------

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS(1)........................................       (471,085,355)               531,222,715
                                                                             -------------               ------------
  Total increase/(decrease) in net assets..............................       (471,991,912)               525,227,940

NET ASSETS
  Beginning of period..................................................        525,227,940                         --
                                                                             -------------               ------------
  End of period**......................................................      $  53,236,028               $525,227,940
                                                                             =============               ============

----------
*   Commencement of operations.

**  Includes  distribution in excess of net investment income $(4,457) for the six months ended February 29, 2008 and
    $(617) for the period ended August 31, 2007.

(1) See Note 4 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding during the period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                         FOR THE SIX MONTHS
                                                                                 ENDED                     FOR THE PERIOD
                                                                          FEBRUARY 29, 2008              MARCH 6, 2007* TO
                                                                              (UNAUDITED)                 AUGUST 31, 2007
                                                                         ------------------              -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period................................          $   9.90                          $  10.00

Net investment income...............................................              0.13                              0.30
Net realized and unrealized gain on investments and
  futures transactions .............................................             (0.12)                            (0.10)
                                                                              --------                          --------
Net increase in net assets resulting from operations................              0.01                              0.20
                                                                              --------                          --------
Dividends to shareholders from:
Net investment income...............................................             (0.13)                            (0.30)
                                                                              --------                          --------
Net asset value, end of period......................................          $   9.78                          $   9.90
                                                                              ========                          ========
Total investment return(1)..........................................              1.20%                             1.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)...........................           $53,236                          $525,228
Ratio of expenses to average net assets(2)..........................              0.20%                             0.20%
Ratio of expenses to average net assets without waivers and
  expense reimbursements(2).........................................              0.54%                             0.26%
Ratio of net investment income to average net assets(2).............              5.09%                             5.30%
Portfolio turnover rate.............................................             17.46%                            21.51%

----------------
*   Commencement of operations.

(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2) Annualized.

(3) Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective December 10, 2007.

    The accompanying notes are an integral part of the financial statements.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE PERIOD ENDED FEBRUARY 29, 2008 (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Bear Stearns Ultra-Short Income Fund, formerly the Enhanced Income Fund (the "Fund"), which commenced investment operations on March 6, 2007.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion are currently classified into one hundred and twenty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

     At a meeting held on September 6, 2007, the Board of Directors of the Company approved a 1-for-10 reverse stock split of the outstanding shares of common stock of the Fund. The stock split was effective December 10, 2007.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for the Fund. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                          NOTES TO FINANCIAL STATEMENTS
         FOR THE PERIOD ENDED FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

     FUTURES -- The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts that are traded on exchanges.

     MORTGAGE-RELATED SECURITIES GENERALLY -- The Portfolio may invest in mortgage pass-through securities and multiple-class pass-through securities, such as collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates as well as other securities collateralized by or representing a direct or indirect interest in mortgage-related securities or mortgage loans. The Portfolio may also invest in certain stripped mortgage-backed securities. Some of these securities may contain "embedded leverage" which can make them more sensitive to small movements in interest rates.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Bear Stearns Asset Management, Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies, Inc. ("Bear Stearns"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.16% of the Fund's average daily net assets. BSAM is voluntarily waiving a portion of its advisory fee and reimbursing certain expenses in order to limit the Fund's total annual portfolio operating expenses to 0.20% of the Fund's average daily net assets. The fee waiver and expense reimbursement are not contractual, and can be terminated at any time. For the six-month period ended February 29, 2008, investment advisory fees were $85,204 and $151,176 was waived by the Adviser. For the six-month period ended February 29, 2008, the Adviser reimbursed the Fund for $98,168 of Fund expenses.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include Transfer Agent and dividend disbursing agent fees, Custodian fees and Administrative Service fees. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.0625% of the Fund's first $500 million of average daily net assets; 0.04% of the Fund's next $250 million of average daily net assets; 0.035% of the Fund's next $250 million of average daily net assets; and 0.03% of the Fund's average daily net assets in excess of $1 billion. For the six-month period ended February 29, 2008, PFPC's administration and accounting fees were $114,610. PFPC voluntarily agreed to waive a portion of its administration and accounting fees from the Fund. For the six-month period ended February 29, 2008, $31,242 was waived by PFPC.

     Included in the administration and accounting fees, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB funds.

     For providing transfer agent services, PFPC is entitled to receive out of pocket expenses. For the six-month period ended February 29, 2008, PFPC out of pocket transfer agency fees were $1,331.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                          NOTES TO FINANCIAL STATEMENTS
         FOR THE PERIOD ENDED FEBRUARY 29, 2008 (UNAUDITED) (CONTINUED)


     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For the six-month period ended February 29, 2008, PFPC Trust Company received transaction charges and out of pocket expenses of $7,013.

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors is entitled to receive a fee paid by PFPC from the fees PFPC receives from the Fund pursuant to the Administration and Accounting Services Agreement.

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts waived or any amounts assumed.

     As of February 29, 2008, the Fund owed PFPC and its affiliates $23,848 for their services.

3.   INVESTMENT IN SECURITIES

     For the six-month period ended February 29, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                            PURCHASES            SALES
                                           ------------       ------------
     Investment Securities                 $20,447,163        $395,314,102

4.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2008, the Fund has 50,000,000,000 shares of common stock authorized. Transactions in capital shares were as follows:


                                                                        FOR THE
                                                                    SIX MONTHS ENDED                        FOR THE
                                                                    FEBRUARY 29, 2008                    PERIOD ENDED
                                                                       (UNAUDITED)                      AUGUST 31, 2007
                                                          --------------------------------       -----------------------------
                                                            SHARES*              VALUE            SHARES            VALUE
                                                          -----------           ----------       ----------       ------------
Sales................................................         225,601        $   2,208,904       59,462,964       $594,629,640
Reinvestments........................................         270,900            2,673,349        1,328,341         13,258,134
Redemptions..........................................     (48,101,244)        (475,967,608)      (7,742,878)       (76,665,059)
                                                          -----------        -------------       ----------       ------------
Net Increase/(decrease)..............................     (47,604,743)       $(471,085,355)      53,048,427       $531,222,715
                                                          ===========        =============       ==========       ============

*   Share transactions were adjusted to reflect a 10 for 1 reverse split effective December 10, 2007.


     As of February 29, 2008, the following shareholder held a majority of the outstanding shares of the Fund.


  Bear Stearns Asset Management, Inc.                           96.05%

5.   FEDERAL INCOME TAX INFORMATION

     At February 29, 2008, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

        FEDERAL TAX       UNREALIZED       UNREALIZED      NET UNREALIZED
           COST          APPRECIATION     DEPRECIATION      DEPRECIATION
       ------------      ------------     ------------     --------------
       $56,349,695         $106,209        ($671,220)         $(565,011)

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                          NOTES TO FINANCIAL STATEMENTS
         FOR THE PERIOD ENDED FEBRUARY 29, 2008 (UNAUDITED) (CONCLUDED)


     At August 31, 2007, the Fund had no capital loss carryforwards available to offset future capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the period ended August 31, 2007, the Fund did not incur any post-October capital losses for the period March 6, 2007 through August 31, 2007.

     The differences between book and tax components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

6.   NEW ACCOUNTING PRONOUNCEMENTS

     Effective February 29, 2008, the Fund adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Although still in the process of evaluating the impact, if any, of SFAS 157 on the Fund, management believes that there will be no material impact on the Fund's financial statements other than enhanced disclosures.

7.   SUBSEQUENT EVENT

     On March 16, 2008, JPMorgan Chase & Co. ("JPMC") announced that it had agreed to acquire Bear Stearns. Under the Agreement and Plan of Merger between JPMC and Bear Stearns and subject to certain conditions, JPMC is entitled as of the date of the Agreement and Plan of Merger to oversee the business, operations and management of Bear Stearns, including the Adviser, at the reasonable discretion of JPMC. The acquisition is subject to approval by the Bear Stearns shareholders. There is no assurance, however, that the Bear Stearns shareholders will approve the acquisition or that the acquisition will be completed.

     JPMC and Bear Stearns have advised the Company that they believe that by virtue of certain of its terms and conditions, the execution and delivery of the Agreement and Plan of Merger resulted in a change in control of the Adviser. This change in control constituted an "assignment" (as defined in the Investment Company Act of 1940) of the existing Investment Advisory Agreement between the Fund and the Adviser, resulting in its automatic termination. Pursuant to a no-action letter issued by the Securities and Exchange Commission to JPMC and the Adviser on March 16, 2008, the Adviser was permitted to continue to serve as investment adviser to the Fund for a 10-day period following the change in control, provided that the Board of Directors of the Company (the "Board") promptly took action to approve an interim advisory agreement with the Adviser pursuant to certain provisions of the Investment Company Act of 1940. On March 26, 2008, the Board approved, and the Fund entered into, an Interim Investment Advisory Agreement with the Adviser (the "Interim Agreement") that is identical in all material respects to the Fund's terminated Investment Advisory Agreement with the Adviser except that (1) the Interim Agreement will continue until the earlier of August 24, 2008 or the effective date of a new investment advisory agreement approved by the shareholders of the Fund and (2) the Interim Agreement may be terminated by the Fund or its shareholders on 10 days prior written notice to the Adviser.

     Shareholder approval of a new investment advisory agreement between the Fund and the Adviser will be sought. It is expected that the new investment advisory agreement will contain substantially the same terms and conditions as the Fund's terminated Investment Advisory Agreement with the Adviser.

                                  BEAR STEARNS
                            ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)

                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Bear Stearns at (866) 509-7229 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                  BEAR STEARNS
                             ULTRA-SHORT INCOME FUND
                  (FORMERLY BEAR STEARNS ENHANCED INCOME FUND)
--------------------------------------------------------------------------------

                               INVESTMENT ADVISERS
                               -------------------
                       Bear Stearns Asset Management Inc.
                                  237 Park Ave.
                               New York, NY 10017


                                  ADMINISTRATOR
                                  -------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                                 TRANSFER AGENT
                                 --------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                              PRINCIPAL UNDERWRITER
                              ---------------------
                             PFPC Distributors, Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406


                                    CUSTODIAN
                                    ---------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                  ---------------------------------------------
                              Deloitte & Touche LLP
                               1700 Market Street
                             Philadelphia, PA 19103


                                  LEGAL COUNSEL
                                  -------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103

                                [GRAPHIC OMITTED]
                               MARVIN & PALMER(R)
                               ASSOCIATES, INC.
                            GLOBAL EQUITY MANAGEMENT












                                 MARVIN & PALMER
                                    LARGE CAP
                                   GROWTH FUND

                              OF THE RBB FUND, INC.




                               SEMI-ANNUAL REPORT
                                FEBRUARY 29, 2008
                                   (UNAUDITED)











THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND. SHARES OF THE FUND ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


DEAR FELLOW SHAREHOLDER:

     Enclosed is the Fund's semi-annual report for the period September 1, 2007 through February 29, 2008. Although the Fund declined 4.1% during this period, it outperformed the Russell 1000 Growth Index which was down 6.6%.

INVESTMENT CLIMATE AND OUTLOOK

     Equity markets were extremely volatile during this period. From the market's peak in early October, the Russell 1000 Growth Index dropped 11% through the end of February. This volatility was caused primarily by the continuation of the crisis in the U.S. financial system. January was a particularly poor month around the world for leading stocks. The global market decline featured a wholesale liquidation of the 2007 stock market leaders and a rush towards the groups that had been severely punished last year.

     Although certain credit events may continue to cause uncertainty in the stock market, it is our belief that the ongoing credit crisis and its impact on equities is nearing its end. The authorities in the United States and Europe have stepped forward to contain the problem. The Federal Reserve has cut interest rates, opened the discount window and prevented the collapse of Bear Stearns. The recent offering of preferred stock at Lehman Brothers has been positively received by the market. Investors have been concerned about Lehman, and the success of its offering, which shored up its balance sheet, has been taken as a good sign. While the economic news coming out of the U.S. has been negative, the combination of increased liquidity and continued growth in the international markets should be positive for equities going forward.

INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Marvin & Palmer Large Cap Growth Fund outperformed the Russell 1000 Growth Index and the broader S&P 500 Index during the six months ending February 29, 2008. The Fund's outperformance was driven primarily by stock selection, though sector allocation was also positive. Issue selection was particularly strong in the materials and energy sectors. The Fund's underweighting in financials and the consumer-related sectors helped as well. The Fund had particularly strong performance in the materials and energy sectors where stocks such as Mosaic, Monsanto, XTO Energy and Apache contributed positively to performance. On a sector basis, we anticipate that the Fund will remain overweight in materials, energy and consumer staples. The Fund's primary underweights are in the information technology, consumer discretionary and health care sectors.

     We remain positive on the outlook for the U.S. market. Presently, a substantial portion of the earnings growth of the Fund's positions comes from overseas. Our current research on those foreign markets continues to give us confidence that growth in those countries and sectors should continue. We believe North America's leading large capitalization companies should continue to take advantage of that growth.

     We appreciate your support and confidence in our firm's investment philosophy, process and people. Please let us know if there is any way we can improve your experience with us.



David F. Marvin, CFA
Chairman
Marvin & Palmer Associates, Inc.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                               SEMI-ANNUAL REPORT
                                February 29, 2008
                                   (Unaudited)


--------------------------------------------------------------------------------
              Total Returns For the Period Ended February 29, 2008

                                                 SIX           SINCE
                                                MONTHS       INCEPTION*
                                              ---------     ------------
LARGE CAP GROWTH FUND                          (4.10)%         (2.18)%
RUSSELL 1000 GROWTH(R) INDEX                   (6.56)%         (6.73)%

--------------------------------------------------------------------------------


* The Fund commenced operations on June 29, 2007.

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1-877-821-2117. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S GROSS ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 3.93% AND THE FUND'S NET OPERATING EXPENSE RATIO IS 0.80%. THE EXPENSE RATIO IS CONTRACTUALLY CAPPED AT 0.80% THROUGH DECEMBER 31, 2008, WITHOUT WHICH PERFORMANCE WOULD HAVE BEEN LESS. THIS CAP CAN BE DISCONTINUED AT ANY TIME AFTER DECEMBER 31, 2008.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                             FUND EXPENSE DISCLOSURE
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2007 through February 29, 2008, and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                    LARGE CAP GROWTH FUND
                                        -----------------------------------------------------------------------
                                        BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE        EXPENSES PAID
                                           SEPTEMBER 1, 2007           FEBRUARY 29, 2008         DURING PERIOD*
                                        -----------------------      --------------------       ---------------
  Actual                                       $1,000.00                 $  959.00                   $3.90
  Hypothetical (5% return before expenses)      1,000.00                  1,020.84                    4.03


------------------------------
* Expenses are equal to an annualized six-month expense ratio of 0.80% for the Fund which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 366 to reflect the period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for the Fund of (4.10)%.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                          % of Net
                                           Assets          Value
                                          --------  ---------------
Domestic Common Stocks
   Energy................................   13.9%     $  2,931,413
   Materials.............................   12.5         2,641,634
   Capital Goods.........................    9.5         2,003,372
   Food, Beverages & Tobacco.............    8.1         1,707,589
   Health Care Equipment & Services......    8.0         1,678,344
   Technology Hardware & Equipment ......    7.1         1,498,642
   Diversified Financials................    6.8         1,435,528
   Software & Services...................    6.7         1,407,335
   Pharmaceuticals, Biotechnology &
     Life Sciences.......................    6.2         1,307,505
   Retailing.............................    4.7           981,144
   Household Products....................    4.0           846,247
   Food & Staples Retailing..............    3.1           644,670
   Semiconductors & Semiconductors
     Equipment...........................    1.3           279,948
   Consumer Services.....................    1.3           262,854
   Utilities.............................    1.2           256,736
   Consumer Durables & Apparel...........    1.2           255,850
   Banking...............................    1.1           236,948
   Temporary Investment..................    2.9           612,961
   Other Assets In Excess Of Liabilities.    0.4            92,072
                                           ------     ------------
   NET ASSETS............................  100.0%     $ 21,080,792
                                           ======     ============


-----------------------
Portfolio holdings are subject to change at any time.






    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


                                                 Shares         Value
                                                --------     -----------
DOMESTIC COMMON STOCKS -- 96.7%
BANKING -- 1.1%
U.S. Bancorp ................................      7,399     $   236,948
                                                             -----------
CAPITAL GOODS -- 9.5%
Deere & Co. .................................     10,979         935,606
Emerson Electric Co. ........................      4,290         218,618
General Dynamics Corp. ......................      4,180         342,133
Jacobs Engineering Group, Inc.* .............      3,270         262,548
L-3 Communications Holdings, Inc. ...........      2,300         244,467
                                                             -----------
                                                               2,003,372
                                                             -----------
CONSUMER DURABLES & APPAREL -- 1.2%
Nike, Inc. ..................................      4,249         255,850
                                                             -----------
CONSUMER SERVICES -- 1.3%
Yum! Brands, Inc. ...........................      7,629         262,854
                                                             -----------
DIVERSIFIED FINANCIALS -- 6.8%
JPMorgan Chase & Co. ........................     12,899         524,385
Northern Trust Corp. ........................      3,600         243,468
State Street Corp. ..........................      8,500         667,675
                                                             -----------
                                                               1,435,528
                                                             -----------
ENERGY -- 13.9%
Apache Corp. ................................      2,350         269,568
Consol Energy, Inc. .........................      6,600         501,468
Devon Energy Corp. ..........................      2,900         297,888
Exxon Mobil Corp. ...........................      3,400         295,834
Ultra Petroleum Corp.* ......................      3,900         306,033
Weatherford International, Ltd.* ............      8,799         606,496
XTO Energy, Inc. ............................     10,599         654,126
                                                             -----------
                                                               2,931,413
                                                             -----------
FOOD & STAPLES RETAILING -- 3.1%
Wal-Mart Stores, Inc. .......................     12,999         644,670
                                                             -----------
FOOD, BEVERAGES & TOBACCO -- 8.1%
Altria Group, Inc. ..........................      6,100         446,154
Bunge, Ltd. .................................      4,060         450,010
Coca-Cola Co., (The) ........................     13,879         811,425
                                                             -----------
                                                               1,707,589
                                                             -----------
HEALTH CARE EQUIPMENT & SERVICES -- 8.0%
Baxter International, Inc. ..................      4,700         277,394
Becton, Dickinson & Co. .....................      3,600         325,512
Express Scripts, Inc.* ......................      8,629         510,033
Medco Health Solutions, Inc.* ...............      5,780         256,112
Thermo Fisher Scientific, Inc.* .............      5,530         309,293
                                                             -----------
                                                               1,678,344
                                                             -----------
HOUSEHOLD PRODUCTS -- 4.0%
Avon Products, Inc. .........................      8,399         319,704
Colgate-Palmolive Co. .......................      6,920         526,543
                                                             -----------
                                                                 846,247
                                                             -----------


                                                 Shares         Value
                                                --------     -----------
MATERIALS -- 12.5%
Monsanto Co. ................................      8,600     $   994,848
Mosaic Co., (The)* ..........................      8,810         980,553
Newmont Mining Corp. ........................     13,019         666,233
                                                             -----------
                                                               2,641,634
                                                             -----------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 6.2%
Genzyme Corp.* ..............................      7,000         496,440
Gilead Sciences, Inc.* ......................     17,139         811,065
                                                             -----------
                                                               1,307,505
                                                             -----------
RETAILING -- 4.7%
Amazon.Com, Inc.* ...........................      3,320         214,040
Best Buy Co., Inc. ..........................      5,400         232,254
Staples, Inc. ...............................      9,800         218,050
TJX Cos., Inc. (The) ........................      9,899         316,800
                                                             -----------
                                                                 981,144
                                                             -----------
SEMICONDUCTORS & SEMICONDUCTORS EQUIPMENT -- 1.3%
MEMC Electronic Materials, Inc.* ............      3,669         279,948
                                                             -----------
SOFTWARE & SERVICES -- 6.7%
Google, Inc., Class A* ......................        485         228,522
Microsoft Corp. .............................     16,699         454,574
Oracle Corp.* ...............................     13,999         263,200
Salesforce.Com, Inc.* .......................      7,720         461,039
                                                             -----------
                                                               1,407,335
                                                             -----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 7.1%
EMC Corp.* ..................................     17,629         273,970
Hewlett-Packard Co. .........................      7,299         348,721
International Business Machines Corp. .......      5,200         592,072
QUALCOMM, Inc. ..............................      6,700         283,879
                                                             -----------
                                                               1,498,642
                                                             -----------
UTILITIES -- 1.2%
Exelon Corp. ................................      3,429         256,736
                                                             -----------
    TOTAL DOMESTIC COMMON STOCKS
      (Cost $19,808,524) ....................                 20,375,759
                                                             -----------

TEMPORARY INVESTMENT -- 2.9%
PNC Bank Money Market Account ...............    612,961         612,961
                                                             -----------
    TOTAL TEMPORARY INVESTMENT
      (Cost $612,961) .......................                    612,961
                                                             -----------
TOTAL INVESTMENTS -- 99.6%
    (Cost $20,421,485) ......................                 20,988,720

OTHER ASSETS IN EXCESS OF
    LIABILITIES -- 0.4% .....................                     92,072
                                                             -----------
NET ASSETS -- 100.0% ........................                $21,080,792
                                                             ===========


-----------------------
* Non-income producing.



    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 29, 2008
                                   (UNAUDITED)


ASSETS
   Investments, at value (cost $20,421,485) ................        $20,988,720
   Receivable for investments sold .........................            687,941
   Receivable from Investment Advisor ......................             20,051
   Dividends receivable ....................................             12,956
   Prepaid expenses ........................................             14,385
                                                                    -----------
     Total assets ..........................................         21,724,053
                                                                    -----------
LIABILITIES
   Payable for Investments purchased .......................            617,966
   Accrued expenses payable ................................             25,295
                                                                    -----------
     Total liabilities .....................................            643,261
                                                                    -----------
NET ASSETS
   Capital stock, $0.001 par value .........................        $     2,155
   Additional paid-in capital ..............................         22,530,598
   Distributions in excess of net investment income ........            (11,497)
   Accumulated net realized loss from investments ..........         (2,007,699)
   Net unrealized appreciation on investments ..............            567,235
                                                                    -----------
   Net Assets ..............................................        $21,080,792
                                                                    ===========
   Shares outstanding ......................................          2,154,824
                                                                    ===========
   Net asset value, offering and redemption price per share.        $      9.78
                                                                    ===========





    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                             STATEMENT OF OPERATIONS





                                                             FOR THE SIX MONTH
                                                                PERIOD ENDED
                                                              FEBRUARY 29, 2008
                                                                 (UNAUDITED)
                                                             ------------------
INVESTMENT INCOME
   Dividends ...............................................     $    61,868
                                                                 -----------
     Total investment income................................          61,868
                                                                 -----------
EXPENSES
   Administration and accounting fees ......................          82,860
   Advisory fees ...........................................          59,609
   Transfer agent out of pocket fees .......................          24,149
   Professional fees .......................................          16,882
   Registration and filing fees ............................          10,309
   Directors' and officer's fees ...........................           8,407
   Printing and shareholder reporting fees .................           4,960
   Custodian fees ..........................................           2,162
   Other expenses ..........................................             326
                                                                 -----------
     Total expenses before waivers and reimbursements.......         209,664
   Less: waivers and reimbursements ........................        (136,299)
                                                                 -----------
   Net expenses ............................................          73,365
                                                                 -----------
   Net investment loss .....................................         (11,497)
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
   Net realized loss from investments ......................      (1,679,116)
   Net change in unrealized appreciation on investments ....        (131,012)
                                                                 -----------
   Net realized and unrealized loss from investments .......      (1,810,128)
                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $(1,821,625)
                                                                 ===========







    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                          FOR THE SIX MONTH
                                                                                            PERIOD ENDED          FOR THE PERIOD
                                                                                          FEBRUARY 29, 2008       JUNE 29, 2007*
                                                                                             (UNAUDITED)        TO AUGUST 31, 2007
                                                                                          -----------------     ------------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income/loss .......................................................        $   (11,497)          $     3,604
   Net realized loss from investments ...............................................         (1,679,116)             (328,583)
   Net change in unrealized appreciation (depreciation) on investments ..............           (131,012)              698,247
                                                                                             -----------           -----------
   Net increase/(decrease) in net assets resulting from operations ..................         (1,821,625)              373,268
                                                                                             -----------           -----------
LESS DIVIDENDS TO SHAREHOLDERS:
   Net investment income ............................................................             (3,604)                   --
                                                                                             -----------           -----------
Increase in net assets derived from capital share transactions(1) ...................          7,622,637            14,910,116
                                                                                             -----------           -----------
     Total increase in net assets ...................................................          5,797,408            15,283,384
NET ASSETS
   Beginning of period ..............................................................         15,283,384                    --
                                                                                             -----------           -----------
   End of period (including accumulated net investment income/loss of
     $(11,497) and $3,604, respectively) ............................................        $21,080,792           $15,283,384
                                                                                             ===========           ===========


-----------------------
*   Commencement of Operations.
(1) See Note 4 in the Notes to Financial Statements.






    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                             FOR THE SIX MONTH
                                                                                                PERIOD ENDED       FOR THE PERIOD
                                                                                             FEBRUARY 29, 2008     JUNE 29, 2007*
                                                                                                (UNAUDITED)      TO AUGUST 31, 2007
                                                                                             -----------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .....................................................        $ 10.20              $ 10.00
                                                                                                  -------              -------
Net investment loss ......................................................................          (0.01)                  --(3)
Net realized and unrealized gain/(loss) on investments ...................................          (0.41)                0.20
                                                                                                  -------              -------
Net increase/(decrease) in net assets resulting from operations ..........................          (0.42)                0.20
                                                                                                  -------              -------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ....................................................................             --(3)                --
                                                                                                  -------              -------
Net asset value, end of period ...........................................................        $  9.78              $ 10.20
                                                                                                  =======              =======
Total investment return(1) ...............................................................        (4.10)%                2.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ................................................        $21,081              $15,283
Ratio of expenses to average net assets(2) ...............................................          0.80%                0.80%
Ratio of expenses to average net assets without waivers and expense reimbursements(2) ....          2.29%                3.93%
Ratio of net investment income to average net assets(2) ..................................        (0.13)%                0.21%
Portfolio turnover rate ..................................................................        129.79%               28.70%


-----------------------
*    Commencement of Operations.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Annualized.
(3)  Less than $0.01 per share.






    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2008
                                   (Unaudited)


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Marvin & Palmer Large Cap Growth Fund (the "Fund"), which commenced investment operations on June 29, 2007.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion are currently classified into one hundred and twenty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (Unaudited)


     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Marvin & Palmer Associates, Inc. ("Marvin & Palmer Associates" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. The Adviser has agreed to limit through December 31, 2008 the Fund's total operating expenses to the extent that such expenses exceed 0.80% of the Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursement of expenses exceeding the advisory fee as necessary. If at any time during the first three years the Advisory Agreement is in effect the Fund's total annual operating expenses are less than 0.80% of the Fund's average daily net assets, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund. For the period ended February 29, 2008, investment advisory fees accrued and waived were $59,609 and expenses reimbursed or to be reimbursed by the Adviser were $61,690.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include certain Transfer Agent and dividend disbursing agent fees, certain Custodian fees and Administrative Service fees. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.15% of the Fund's first $250 million of average daily net assets; 0.12% of the Fund's next $250 million of average daily net assets; 0.10% of the Fund's next $250 million of average daily net assets; 0.08% of the Fund's next $750 million of average daily net assets; and 0.06% of the Fund's average daily net assets in excess of $1,500 million. For the period ended February 29, 2008, PFPC's administration and accounting fees were $82,860.

     Included in the administration and accounting fees, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive out of pocket expenses. For the period ended February 29, 2008, PFPC out of pocket transfer agency fees were $24,149.

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For the period ended February 29, 2008, PFPC Trust Company received transaction charges and out of pocket expenses of $2,162.

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors is entitled to receive a fee paid by PFPC from the fees PFPC receives from the Fund pursuant to the Administration and Accounting Services Agreement.

     PFPC voluntarily agreed to waive a portion of its fees from the Fund. For the period ended February 29, 2008, $15,000 of Administration and accounting fees were waived.

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts waived or any amounts assumed.

     As of February 29, 2008, the Fund owed PFPC and its affiliates $12,837 for their services.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 29, 2008
                                   (Unaudited)


3.    INVESTMENT IN SECURITIES

     For the period ended February 29, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                                   PURCHASES          SALES
                                                ---------------  ---------------
     Investment Securities...................     $30,526,460      $22,751,834

4.    CAPITAL SHARE TRANSACTIONS

     As of February 29, 2008, the Fund has 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares were as follows:

                                                    FOR THE SIX MONTH
                                                      PERIOD ENDED                        FOR THE PERIOD
                                                    FEBRUARY 29, 2008                    JUNE 29, 2007 TO
                                                       (UNAUDITED)                       AUGUST 31, 2007
                                                ---------------------------        ----------------------------
                                                  SHARES           AMOUNT            SHARES           AMOUNT
                                                ---------        ----------        ----------       -----------
     Sales.................................       656,670        $7,619,033         1,507,805       $15,010,116
     Reinvestments.........................           309             3,604                --                --
     Redemptions ..........................            --                --            (9,960)         (100,000)
                                                ---------       -----------        ----------       -----------
     Net Increase..........................       656,979        $7,622,637         1,497,845       $14,910,116
                                                =========        ==========        ==========       ===========

5.    FEDERAL INCOME TAX INFORMATION

     At February 29, 2008, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

        FEDERAL TAX        UNREALIZED         UNREALIZED         NET UNREALIZED
           COST           APPRECIATION       DEPRECIATION         APPRECIATION
        -----------       ------------       ------------        -------------
        $20,421,485        $1,500,838         $(933,603)           $567,235

     At August 31, 2007, the Fund had no capital loss carryforwards available to offset future capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2007, the Fund expects to elect to treat post-October capital losses of $309,258 incurred in the period June 29, 2007 through August 31, 2007 as having been incurred in the following fiscal year.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for Federal tax purposes.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 29, 2008
                                   (Unaudited)


6.    IN KIND TRANSFER OF SECURITIES

     For the period ended February 29, 2008, the Fund received cash and securities in exchange for fund shares. The value of these subscriptions was as follows:

                       VALUE OF THE             CAPITAL SHARES
                       SUBSCRIPTIONS             SUBSCRIPTIONS
                    -------------------      --------------------
                         $6,765,000                 576,235

7.    NEW ACCOUNTING PRONOUNCEMENTS

     Effective February 29, 2008, the Fund adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

     In September 2006, FASB issued Statement of Financial Accounting Standards 157 ("SFAS 157"), Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Although still in the process of evaluating the impact, if any, SFAS 157 on the Fund, management believes that there will be no material impact on the Fund's financial statements other than enhanced disclosure.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Marvin and Palmer at (877) 821-2117 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser
Marvin & Palmer Associates, Inc.
1201 N. Market Street
Suite 2300
Wilmington, DE 19801-1165

Administrator
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

Principal Underwriter
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Counsel
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                          FREE MARKET U.S. EQUITY FUND

                      FREE MARKET INTERNATIONAL EQUITY FUND

                          FREE MARKET FIXED INCOME FUND

                                       OF

                               THE RBB FUND, INC.


                                   SEMI-ANNUAL
                                     REPORT


                                February 29, 2008
                                   (Unaudited)



This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of the Free Market Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                                FREE MARKET FUNDS
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 29, 2008
                                  (UNAUDITED)



Dear Fellow Shareholder:


     It has been a short period of time since the launch of the Abundance Free Market U.S. Equity, Free Market International Equity and Free Market Fixed Income Funds (collectively, the "Funds" or the "Free Market Funds") on December 31, 2007. The Funds have steadily gained assets since their start and have also performed well against their benchmarks. Each Fund operates as a Fund of Funds.

     Abundance Technologies, Inc. ("Abundance") strives to deliver the performance of capital markets and add value through Free Market investment strategies and structured market portfolios. Grounded in the conviction that Free Markets work, Abundance avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with an academic foundation upon which to help achieve investment goals.

     Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well-described by bond maturity and credit quality. Abundance's vehicles deliberately target specific risk and return trade offs. The Funds are broadly diversified and designed to work together in your total investment plan.

     Throughout its history, Abundance has sought to improve its research and investment technologies. The Funds are the latest example of this evolution. Each Fund's strategy targets a broad and diverse group of stocks or bonds across various markets, using other mutual funds that specifically target certain asset classes.

     The work is never complete, however, and Abundance will continue to research solutions to address your future needs. We invite you to contact your financial professional or explore our website, www.MyMatrix.cc, to learn more about the concepts and strategies of Abundance's investing.

     We appreciate your support and confidence in our firm's investment philosophy, process and people.


     /s/ Daniel J List

     Daniel J List
     Director of Portfolio Management
     Abundance Technologies, Inc.

                                FREE MARKET FUNDS

                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)



As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from December 31, 2007* through February 29, 2008, and held for the entire period.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


*   Commencement of operations.

                                FREE MARKET FUNDS

                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)




                                                                       FREE MARKET U.S. EQUITY FUND
                                            -----------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE             EXPENSES PAID
                                                DECEMBER 31, 2007*           FEBRUARY  29, 2008             DURING PERIOD**
                                            --------------------------    ----------------------      -------------------------
  Actual                                            $1,000.00                    $1,025.00                      $1.91
  Hypothetical (5% return before expenses)           1,000.00                     1,006.44                       1.89


                                                             FREE MARKET INTERNATIONAL EQUITY FUND
                                            -----------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE             EXPENSES PAID
                                                DECEMBER 31, 2007*           FEBRUARY  29, 2008             DURING PERIOD**
                                            --------------------------    ----------------------      -------------------------
  Actual                                            $1,000.00                    $1,006.00                      $2.26
  Hypothetical (5% return before expenses)           1,000.00                     1,006.07                       2.26


                                                                 FREE MARKET FIXED INCOME FUND
                                            -----------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE             EXPENSES PAID
                                                DECEMBER 31, 2007*           FEBRUARY  29, 2008             DURING PERIOD**
                                            --------------------------    ----------------------      -------------------------
  Actual                                            $1,000.00                    $1,004.00                      $1.67
  Hypothetical (5% return before expenses)           1,000.00                     1,006.66                       1.67


*    Commencement of operations.
** Expenses are equal to an annualized expense ratio of 1.13% for the Free Market U.S. Equity Fund, 1.35% for the Free Market International Equity Fund and 1.00% for the Free Market Fixed Income Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (61), then divided by 366 to reflect the current period. Each Fund's ending account value on the first line in each table are based on the actual total return for each Fund of 2.50% for the Free Market U.S. Equity Fund, 0.60% for the Free Market International Equity Fund and 0.40% for the Free Market Fixed Income Fund.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                         FEBRUARY 29, 2008 (UNAUDITED)


                                                        NUMBER OF
                                                         SHARES       VALUE
                                                       ----------   ----------
EQUITY FUNDS -- 93.4%
DFA US Large Cap Value Portfolio III .............       534,559   $ 8,841,605
DFA US Large Company Institutional
  Index Portfolio ................................       412,989     4,311,602
DFA US Micro Cap Portfolio .......................       368,138     4,436,067
DFA US Small Cap Portfolio .......................       253,818     4,429,120
DFA US Small Cap Value Portfolio .................       331,647     7,379,142
                                                                   -----------
   TOTAL EQUITY FUNDS(Cost $29,754,753) ..........                  29,397,536
                                                                   -----------

TEMPORARY INVESTMENT -- 0.3%
PNC Bank Money Market Account 2.51%, 03/03/08 ....       105,939       105,939
                                                                   -----------
   TOTAL TEMPORARY INVESTMENT
     (Cost $105,939) .............................                     105,939
                                                                   -----------
   TOTAL INVESTMENTS -- 93.7%
     (Cost $29,860,692) ..........................                  29,503,475

OTHER ASSETS IN EXCESS OF LIABILITIES -- 6.3% ....                   1,983,597
                                                                   -----------
NET ASSETS -- 100.0% .............................                 $31,487,072
                                                                   ===========


                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                                        % OF NET
                                                         ASSETS       VALUE
                                                       ----------  -----------
Equity Funds .....................................        93.4%    $29,397,536
Temporary Investment .............................         0.3         105,939
Other Assets in Excess of Liabilities.............         6.3       1,983,597
                                                         -----     -----------
NET ASSETS .......................................       100.0%    $31,487,072
                                                         =====     ===========

------------------
    Portfolio holdings are subject to change at any time.




                               FAS 157 DISCLOSURE
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund's assets carried at fair value:

                                                                                                 INVESTMENTS           OTHER
                                                                                                     IN              FINANCIAL
                                   VALUATION INPUTS                                              SECURITIES         INSTRUMENTS
                              --------------------------                                       ---------------     --------------
Level 1 - Quoted Prices ........................................................                 $29,503,475             $ --
Level 2 - Other Significant Observable Inputs ..................................                          --               --
Level 3 - Significant Unobservable Inputs ......................................                          --               --
                                                                                                 -----------             ----
Total ..........................................................................                 $29,503,475             $ --
                                                                                                 ===========             ====


    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 29, 2008 (UNAUDITED)



                                                        NUMBER OF
                                                         SHARES       VALUE
                                                       ----------   ----------
INTERNATIONAL EQUITY FUNDS -- 93.7%
DFA Asia Pacific Small Company Portfolio ............     17,851   $   461,285
DFA Continental Small Company Portfolio .............     41,027       831,620
DFA Emerging Markets Portfolio ......................     38,092     1,202,580
DFA Emerging Markets Small Cap Portfolio ............     55,623     1,126,927
DFA Emerging Markets Value Portfolio ................     26,910     1,121,060
DFA International Small Cap Value Portfolio .........    494,923     9,240,206
DFA International Value Portfolio III ...............    333,931     6,895,676
DFA Japanese Small Company Portfolio ................     31,021       465,933
DFA Large Cap International Portfolio ...............     47,674     1,150,848
DFA United Kingdom Small Company Portfolio ..........     17,344       461,517
                                                                   -----------
   TOTAL INTERNATIONAL EQUITY FUNDS
     (Cost $22,663,367) .............................               22,957,652
                                                                   -----------
TEMPORARY INVESTMENT -- 0.3%
PNC Bank Money Market Account 2.51%, 03/03/08 .......     73,854        73,854
                                                                   -----------
   TOTAL TEMPORARY INVESTMENT
     (Cost $73,854) .................................                   73,854
                                                                   -----------
   TOTAL INVESTMENTS -- 94.0%
     (Cost $22,737,221) .............................               23,031,506

OTHER ASSETS IN EXCESS OF LIABILITIES -- 6.0% .......                1,460,117
                                                                   -----------
NET ASSETS -- 100.0% ................................              $24,491,623
                                                                   ===========

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                                        % OF NET
                                                         ASSETS       VALUE
                                                       ----------  -----------
International Equity Funds ..........................     93.7%    $22,957,652
Temporary Investment ................................      0.3          73,854
Other Assets in Excess of Liabilities ...............      6.0       1,460,117
                                                         -----     -----------
NET ASSETS ..........................................    100.0%    $24,491,623
                                                         =====     ===========


------------------
    Portfolio holdings are subject to change at any time.




                               FAS 157 DISCLOSURE
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund's assets carried at fair value:

                                                                                                 INVESTMENTS           OTHER
                                                                                                     IN              FINANCIAL
                                   VALUATION INPUTS                                              SECURITIES         INSTRUMENTS
                              --------------------------                                       ---------------     --------------
Level 1 - Quoted Prices ........................................................                 $23,031,506             $ --
Level 2 - Other Significant Observable Inputs ..................................                          --               --
Level 3 - Significant Unobservable Inputs ......................................                          --               --
                                                                                                 -----------             ----
Total ..........................................................................                 $23,031,506             $ --
                                                                                                 ===========             ====

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET FIXED INCOME FUND

                            PORTFOLIO OF INVESTMENTS
                         FEBRUARY 29, 2008 (UNAUDITED)


                                                        NUMBER OF
                                                         SHARES       VALUE
                                                       ----------   ----------
FIXED INCOME FUNDS -- 92.1%
DFA Five-Year Global Fixed Income Portfolio .........    490,541    $5,302,753
DFA Five-Year Government Portfolio ..................    508,228     5,321,144
DFA One-Year Fixed Income Portfolio .................    521,106     5,211,061
DFA Two-Year Global Fixed Income Fund ...............    510,049     5,299,408
                                                                   -----------
   TOTAL FIXED INCOME FUNDS(Cost $21,078,801) .......               21,134,366
                                                                   -----------


TEMPORARY INVESTMENT -- 0.3%
PNC Bank Money Market Account 2.51%, 03/03/08 .......     73,450        73,450
                                                                   -----------
   TOTAL TEMPORARY INVESTMENT
     (Cost $73,450) .................................                   73,450
                                                                   -----------
   TOTAL INVESTMENTS -- 92.4%
     (Cost $21,152,251)..............................               21,207,816

OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.6% .......                1,735,319
                                                                   -----------
NET ASSETS -- 100.0% ................................              $22,943,135
                                                                   ===========


                             PORTFOLIO HOLDINGS SUMMARY TABLE

                                                        % OF NET
                                                         ASSETS       VALUE
                                                       ----------  -----------
Fixed Income Funds ..................................     92.1%    $21,134,366
Temporary Investment ................................      0.3          73,450
Other Assets in Excess of Liabilities ...............      7.6       1,735,319
                                                         -----     -----------
NET ASSETS ..........................................    100.0%    $22,943,135
                                                         =====     ===========



------------------
    Portfolio holdings are subject to change at any time.




                               FAS 157 DISCLOSURE
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund's assets carried at fair value:

                                                                                                 INVESTMENTS           OTHER
                                                                                                     IN              FINANCIAL
                                   VALUATION INPUTS                                              SECURITIES         INSTRUMENTS
                              --------------------------                                       ---------------     --------------
Level 1 - Quoted Prices ........................................................                 $21,207,816             $ --
Level 2 - Other Significant Observable Inputs ..................................                          --               --
Level 3 - Significant Unobservable Inputs ......................................                          --               --
                                                                                                 -----------             ----
Total ..........................................................................                 $21,207,816             $ --
                                                                                                 ===========             ====

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                  FREE MARKET         FREE MARKET
                                                                             FREE MARKET         INTERNATIONAL       FIXED INCOME
                                                                          U.S. EQUITY FUND        EQUITY FUND            FUND
                                                                          -----------------      -------------      ---------------
ASSETS
   Investment securities at value (cost -- $29,860,692, $22,737,221,
     and $21,152,251, respectively) ........................................  $29,503,475          $23,031,506         $21,207,816
   Cash ....................................................................            1                   --                  --
   Receivable for Capital shares sold ......................................    1,962,821            1,440,378           1,711,311
   Receivable from Investment Adviser ......................................       11,452               12,730              17,061
   Dividends and interest receivable .......................................            7                   54
   Prepaid expenses and other assets .......................................       20,607               18,550              18,548
                                                                              -----------          -----------         -----------
     Total Assets ..........................................................   31,498,363           24,503,218          22,954,736
                                                                              -----------          -----------         -----------
LIABILITIES
   Payable for investments purchased .......................................           --                   --                  --
   Payable to the Investment Adviser .......................................           --                   --                  --
   Payable for Fund shares redeemed ........................................           --                   --                  --
   Accrued expenses payable and other liabilities ..........................       11,291               11,595              11,601
                                                                              -----------          -----------         -----------
     Total Liabilities .....................................................       11,291               11,595              11,601
                                                                              -----------          -----------         -----------
   Net Assets ..............................................................  $31,487,072          $24,491,623         $22,943,135
                                                                              ===========          ===========         ===========
NET ASSETS CONSISTED OF:
   Capital stock, $0.001 par value .........................................  $     3,073          $     2,435         $     2,285
   Additional paid-in capital ..............................................   31,853,607           24,206,281          22,885,298
   Accumulated net investment loss .........................................      (12,391)             (11,378)                (13)
   Accumulated net realized gain/(loss) from investments ...................           --                   --                  --
   Net unrealized appreciation/(depreciation) on investments ...............     (357,217)             294,285              55,565
                                                                              -----------          -----------         -----------
   Net assets applicable to shares outstanding .............................  $31,487,072          $24,491,623         $22,943,135
                                                                              ===========          ===========         ===========
Shares outstanding .........................................................    3,073,236            2,435,233           2,285,309
                                                                              ===========          ===========         ===========
Net asset value, offering and redemption price per share ...................  $     10.25          $     10.06         $     10.04
                                                                              ===========          ===========         ===========



    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                            STATEMENTS OF OPERATIONS


                                                                                               FREE MARKET          FREE MARKET
                                                                          FREE MARKET         INTERNATIONAL        FIXED INCOME
                                                                       U.S. EQUITY FUND        EQUITY FUND             FUND
                                                                     ---------------------  ------------------    ------------------
                                                                        FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD
                                                                      DECEMBER 31, 2007*    DECEMBER 31, 2007*    DECEMBER 31, 2007*
                                                                            THROUGH             THROUGH               THROUGH
                                                                        FEBRUARY 29, 2008    FEBRUARY 29, 2008    FEBRUARY 29, 2008
                                                                           (UNAUDITED)         (UNAUDITED)           (UNAUDITED)
                                                                     ---------------------  ------------------    ------------------
INVESTMENT INCOME
   Dividends ........................................................      $       57           $       95            $  7,129
                                                                           ----------           ----------            --------
     Total investment income ........................................              57                   95               7,129
                                                                           ----------           ----------            --------
EXPENSES
   Administration and accounting fees ...............................          15,632               15,935              15,935
   Advisory fees ....................................................           5,506                4,256               3,575
   Professional fees ................................................           4,998                4,997               4,997
   Registration and filing fees .....................................           1,445                1,445               1,445
   Directors' and officer's fees ....................................           1,146                1,146               1,146
   Transfer agent out of pocket fees ................................             300                  300                 300
   Custodian transaction and out of pocket fees .....................             200                  200                 200
   Other expenses ...................................................             180                  180                 180
                                                                           ----------           ----------            --------
     Total expenses before waivers ..................................          29,407               28,459              27,778
   Less: waivers and reimbursements .................................         (16,959)             (16,986)            (20,636)
                                                                           ----------           ----------            --------
   Net expenses after waivers .......................................          12,448               11,473               7,142
                                                                           ----------           ----------            --------
Net investment loss .................................................         (12,391)             (11,378)                (13)
                                                                           ----------           ----------            --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
   Net realized gain/(loss) from:
     Investments ....................................................              --                   --                  --
   Net change in unrealized appreciation/(depreciation) on:
     Investments ....................................................        (357,217)             294,285              55,565
                                                                           ----------           ----------            --------
   Net realized and unrealized gain/(loss) from investments. ........        (357,217)             294,285              55,565
                                                                           ----------           ----------            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....      $ (369,608)          $  282,907            $ 55,552
                                                                           ==========           ==========            ========


------------------
    *    Commencement of operations.



    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FREE MARKET          FREE MARKET
                                                                          FREE MARKET         INTERNATIONAL        FIXED INCOME
                                                                       U.S. EQUITY FUND        EQUITY FUND             FUND
                                                                     ---------------------  ------------------    ------------------
                                                                        FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD
                                                                      DECEMBER 31, 2007*    DECEMBER 31, 2007*    DECEMBER 31, 2007*
                                                                            THROUGH             THROUGH               THROUGH
                                                                        FEBRUARY 29, 2008    FEBRUARY 29, 2008    FEBRUARY 29, 2008
                                                                           (UNAUDITED)         (UNAUDITED)           (UNAUDITED)
                                                                     ---------------------  ------------------    ------------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment loss ...............................................   $   (12,391)         $   (11,378)          $       (13)
   Net realized gain/(loss) from investments .........................            --                   --                    --
   Net change in unrealized appreciation/(depreciation)
      on investments .................................................      (357,217)             294,285                55,565
                                                                         -----------          -----------           -----------
   Net increase/(decrease) in net assets resulting from operations ...      (369,608)             282,907                55,552
                                                                         -----------          -----------           -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................................            --                   --                    --
   Net realized capital gains ........................................            --                   --                    --
                                                                         -----------          -----------           -----------
     Total dividends and distributions to shareholders ...............            --                   --                    --
                                                                         -----------          -----------           -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS
     (SEE NOTE 4) ....................................................    31,856,680           24,208,716            22,887,583
                                                                         -----------          -----------           -----------
     Total increase in net assets ....................................    31,487,072           24,491,623            22,943,135

NET ASSETS
   Beginning of period ...............................................            --                   --                   --
                                                                         -----------          -----------           -----------
   End of period** ...................................................   $31,487,072          $24,491,623           $22,943,135
                                                                         ===========          ===========           ===========

--------------
*    Commencement of operations.
** Includes accumulated net investment loss for the period December 31, 2007 through February 29, 2008 of $(12,391) for the Free Market U.S. Equity Fund, $(11,378) for the Free Market International Equity Fund and $(13) for the Free Market Fixed Income Fund.


    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                                                                  DECEMBER 31, 2007*
                                                                                                        THROUGH
                                                                                                   FEBRUARY 29, 2008
                                                                                                      (UNAUDITED)
                                                                                                  -------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .......................................................           $ 10.00
Net investment income/(loss) ...............................................................                --+
Net realized and unrealized gain on investments ............................................              0.25
                                                                                                       -------
Net increase in net assets resulting from operations .......................................              0.25
                                                                                                       -------
Dividends and distributions to shareholders from:
Net investment income ......................................................................                --
Net realized capital gains .................................................................                --
                                                                                                       -------
Total dividends and distributions to shareholders ..........................................                --
                                                                                                       -------
Net asset value, end of period .............................................................            $10.25
                                                                                                       =======
Total investment return(1) .................................................................              2.50%
                                                                                                       =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..................................................           $31,487
Ratio of expenses to average net assets(2) .................................................              1.13%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements .........              2.66%(3)
Ratio of net investment income to average net assets(2) ....................................             (1.12)%(3)
Portfolio turnover rate ....................................................................              0.00%

------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+    Amount less than $0.01 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Reflects waivers and reimbursements.
(3)  Annualized.


    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                                                                  DECEMBER 31, 2007*
                                                                                                        THROUGH
                                                                                                   FEBRUARY 29, 2008
                                                                                                      (UNAUDITED)
                                                                                                  -------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .......................................................           $ 10.00
Net investment income/(loss) ...............................................................                --+
Net realized and unrealized gain on investments ............................................              0.06
                                                                                                       -------
Net increase in net assets resulting from operations .......................................              0.06
                                                                                                       -------
Dividends and distributions to shareholders from:
Net investment income ......................................................................                --
Net realized capital gains .................................................................                --
                                                                                                       -------
Total dividends and distributions to shareholders ..........................................                --
                                                                                                       -------
Net asset value, end of period .............................................................           $ 10.06
                                                                                                       =======
Total investment return(1) .................................................................             0.60%
                                                                                                       =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..................................................           $24,492
Ratio of expenses to average net assets(2) .................................................              1.35%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements .........              3.34%(3)
Ratio of net investment income to average net assets(2) ....................................             (1.34)%(3)
Portfolio turnover rate ....................................................................              0.00%

------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+    Amount less than $0.01 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Reflects waivers and reimbursements.
(3)  Annualized.


    The accompanying notes are an integral part of the financial statements.

                               FREE MARKET FUNDS
                         FREE MARKET FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                                                                  DECEMBER 31, 2007*
                                                                                                        THROUGH
                                                                                                   FEBRUARY 29, 2008
                                                                                                      (UNAUDITED)
                                                                                                  -------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .......................................................           $ 10.00
Net investment income/(loss) ...............................................................                --+
Net realized and unrealized gain on investments ............................................              0.04
                                                                                                       -------
Net increase in net assets resulting from operations .......................................              0.04
                                                                                                       -------
Dividends and distributions to shareholders from:
Net investment income ......................................................................                --
Net realized capital gains .................................................................                --
                                                                                                       -------
Total dividends and distributions to shareholders ..........................................                --
                                                                                                       -------
Net asset value, end of period .............................................................           $ 10.04
                                                                                                       =======
Total investment return(1) .................................................................              0.40%
                                                                                                       =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..................................................           $22,943
Ratio of expenses to average net assets(2) .................................................              1.00%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements .........              3.88%(3)
Ratio of net investment income to average net assets(2) ....................................              0.00%++(3)
Portfolio turnover rate ....................................................................              0.00%

------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+    Amount less than $0.01 per share.
++   Amount less than 0.01%.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Reflects waivers and reimbursements.
(3)  Annualized.


    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 29, 2008



1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-one active investment portfolios, including the Free Market U.S. Equity Fund, Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a "Fund," collectively the "Funds"), are contained in this report. Each Fund operates as a Fund of Funds and commenced investment operations on December 31, 2007.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.073 billion shares are currently classified into one hundred and twenty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into ten separate "families."

     PORTFOLIO VALUATION -- Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company's Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     In September 2006, the Financial Accounting Standards Board issued Financial Accounting Standards ("FAS") 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds adopted FAS 157 as of the commencement of investment operations, December 31, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of February 29, 2008 is included with each Fund's Schedule of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB fund families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)



     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, as of the commencement of investment operations, December 31, 2007. As of and during the period ended February 29, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalty.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Abundance Technologies, Inc. ("Abundance" or the "Advisor"), serves as each Fund's investment advisor. For its advisory services, Abundance is entitled to receive 0.50% of each Fund's average daily net assets, computed daily and payable monthly. The Advisor has contractually agreed to waive its advisory fee and/or reimburse certain expenses in order to limit total annual fund operating expenses of Free Market U.S. Equity Fund, Free Market International Equity Fund and the Free Market Fixed Income Fund to 1.13%, 1.35% and 1.00%, respectively, of the particular Fund's average daily net assets through December 31, 2008. The Advisor may discontinue these arrangements at any time after December 31, 2008. For the period ended February 29, 2008, investment advisory fees and waivers of expenses were:

                                                                                                                     EXPENSE
                                                GROSS ADVISORY FEES      WAIVERS           NET ADVISORY FEES       REIMBURSEMENT
                                              ----- ----------------    ---------          ------------------    ----------------
     Free Market U.S. Equity Fund                    $5,506              $(5,506)                $--                 $11,453
     Free Market International Equity Fund            4,256               (4,256)                 --                  12,730
     Free Market Fixed Income Fund                    3,575               (3,575)                 --                  17,061

     The Funds will not pay Abundance at a later time for any amounts they may waive or any amounts that Abundance has assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. Administration and accounting fees accrued also include transfer agent and dividend disbursing agent fees, custodian fees and administrative service fees. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.11% of the Fund's first $250 million of average daily net assets; 0.0925% of the next $250 million of average daily net assets; 0.0725% of the next $200 million of average daily net assets; and 0.055% of the average daily net assets in excess of $700 million, subject to a minimum monthly fee of $9,375 per Fund plus out of pocket expenses. For the period ended February 29, 2008, PFPC's administration and accounting fees were as follows:

                                                ADMINISTRATION
                                                AND ACCOUNTING
                                                    FEES
                                              ------------------
     Free Market U.S. Equity Fund                  $15,632
     Free Market International Equity Fund          15,935
     Free Market Fixed Income Fund                  15,935

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 29, 2008 (UNAUDITED)

     For providing transfer agent services, PFPC is entitled to receive out of pocket expenses. For the period ended February 29, 2008, PFPC out of pocket transfer agency fees were $300, $300 and $300 for the Free Market U.S. Equity Fund, Free Market International Equity Fund, and the Free Market Fixed Income Fund, respectively.

     PFPC Trust Company provides certain custodial services to the Funds. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For the period ended February 29, 2008, PFPC Trust Company received transaction charges and out of pocket expenses of $200, $200 and $200 for the Free Market U.S. Equity Fund, Free Market International Equity Fund, and the Free Market Fixed Income Fund, respectively.

     PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors is entitled to receive a fee paid by the Funds from the fees PFPC receives from the Funds pursuant to the Administration and Accounting Services Agreement.

3.   INVESTMENT IN SECURITIES

     For the period ended February 29, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

                                                   PURCHASES           SALES
                                                 -------------      ----------
     Free Market U.S. Equity Fund                 $29,754,753          $ --
     Free Market International Equity Fund         22,663,367            --
     Free Market Fixed Income Fund                 21,078,801            --

4.   CAPITAL SHARE TRANSACTIONS

     As of February 29, 2008, each Fund has 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares were as follows:


                                             FREE MARKET U.S. EQUITY FUND
                                            -------------------------------
                                                     FOR THE PERIOD
                                                   DECEMBER 31, 2007*
                                               THROUGH FEBRUARY 29, 2008
                                            -------------------------------
                                              SHARES               VALUE
                                            -----------         -----------
     Sales ...........................        3,074,641         $31,871,245
     Reinvestments ...................               --                  --
     Redemptions .....................           (1,405)            (14,565)
                                            -----------         -----------
     Net Increase ....................        3,073,236         $31,856,680
                                            ===========         ===========


                                                      FREE MARKET
                                               INTERNATIONAL EQUITY FUND
                                            -------------------------------
                                                     FOR THE PERIOD
                                                   DECEMBER 31, 2007*
                                               THROUGH FEBRUARY 29, 2008
                                            -------------------------------
                                              SHARES               VALUE
                                            -----------         -----------
     Sales ...........................        2,436,324         $24,219,488
     Reinvestments ...................               --                  --
     Redemptions .....................           (1,091)            (10,772)
                                            -----------         -----------
     Net Increase ....................        2,435,233         $24,208,716
                                            ===========         ===========

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 29, 2008 (UNAUDITED)




                                              FREE MARKET FIXED INCOME FUND
                                            -------------------------------
                                                     FOR THE PERIOD
                                                   DECEMBER 31, 2007*
                                               THROUGH FEBRUARY 29, 2008
                                            -------------------------------
                                              SHARES               VALUE
                                            -----------         -----------
     Sales ...........................        2,285,887         $22,893,374
     Reinvestments ...................               --                  --
     Redemptions .....................             (578)             (5,791)
                                            -----------         -----------
     Net Increase ....................        2,285,309         $22,887,583
                                            ===========         ===========

*Commencement of operations.

5.   FEDERAL INCOME TAX INFORMATION

     At February 29, 2008, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                               FEDERAL TAX         UNREALIZED        UNREALIZED              NET UNREALIZED
                                                  COST            APPRECIATION      DEPRECIATION        APPRECIATION/DEPRECIATION
                                             --------------      --------------    --------------      ----------------------------
     Free Market U.S. Equity Fund              $29,860,592           $      0          $(357,217)               $(357,217)
     Free Market International Equity Fund      22,737,221            294,285                  0                  294,285
     Free Market Fixed Income Fund              21,152,251             56,550               (985)                  55,565

                                FREE MARKET FUNDS

                                OTHER INFORMATION
                                   (UNAUDITED)



PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling FreeMarket Funds at (877) 264-5346 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     The Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the Investment Company Act (the "Independent Directors"), considered the approval of the investment advisory agreement between Abundance and the Company on behalf of the Funds (the "Advisory Agreement") at a meeting of the Board held on May 24, 2007 (the "Meeting"). At the Meeting, the Board approved the Advisory Agreement for an initial term ending August 16, 2008. The Board's decision to approve the Advisory Agreement reflects the exercise of its business judgment to engage Abundance to provide advisory services to the Funds pursuant to the terms of the Advisory Agreement and based upon the information provided to the Directors in connection with the Meeting. In approving the Advisory
Agreement, the Board considered information provided by Abundance with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the approval of the Advisory Agreement, the Directors took into account all the materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions during the Meeting. The Directors discussed the materials from Abundance mailed in advance of the Meeting that addressed the factors listed below. Abundance also made presentations during the Meeting and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of Abundance's services to be provided to the Fund; (ii) descriptions of the experience and qualifications of Abundance's personnel providing those services;
(iii) Abundance's investment philosophies and processes; (iv) Abundance's assets under management and client descriptions; (v) Abundance's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Abundance's proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) Abundance's compliance procedures; (viii) Abundance's financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by the Advisor and utilizing information from Morningstar, Inc. that compared the Fund's proposed advisory fee and total expense ratio to those of its peer group. No one factor was determinative in the Board's consideration of the Advisory Agreement.

     The Directors then met in executive session with counsel to discuss and consider information presented, as well as the Directors' responsibilities and duties in connection with approving the Advisory Agreement. The Directors considered Abundance's advisory services and processes, and the type of securities to be purchased by Abundance for the Funds in relation to the proposed advisory fee payable and the estimated total expense ratio for each Fund. The Directors noted that Abundance has agreed to waive advisory fees for each Fund.

     The Directors then concluded that the nature, extent and quality of services to be provided by Abundance in advising each Fund was satisfactory; and the benefits expected to be derived by Abundance from managing the Funds seemed reasonable. The Directors recognized that because the Funds had not yet commenced investment operations, the effect of any economies of scale due to asset growth could not currently be evaluated.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board, and separately the Independent Directors, concluded that the proposed advisory fee structure was reasonable and determined that Abundance's Advisory Agreement be approved for an initial period ending August 16, 2008.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
ABUNDANCE TECHNOLOGIES, INC.
3700 Park 42 Drive
Suite 105A
Cincinnati, OH 45241

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The RBB Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)

Date     April 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer &
                           principal financial officer)

Date     April 24, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.